As filed with the Securities and Exchange Commission on February 23, 2018

Securities Act File No. 33-4959

Investment Company Act File No. 811-1355

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 104	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 106	☒

(Check appropriate box or boxes)

THE ALGER FUNDS

(a Massachusetts business trust)

(Exact Name of Registrant as Specified in Charter)

360 Park Avenue South, New York, New York	10010
(Address of Principal Executive Offices)	(Zip Code)

Registrant’s Telephone Number, including Area Code: 212-806-8800

Tina Payne, Esq.

Fred Alger Management, Inc.

360 Park Avenue South,

New York, NY 10010

(Name and Address of Agent for Service)

copy to:

Gary L. Granik, Esq.

Proskauer Rose LLP

11 Times Square

New York, NY 10036

It is proposed that this filing will become effective (check appropriate box):

☐        immediately upon filing pursuant to paragraph (b)

☒       on February 28, 2018 pursuant to paragraph (b)

☐        60 days after filing pursuant to paragraph (a)(1)

☐        on (date) pursuant to paragraph (a)(1)

☐        75 days after filing pursuant to paragraph (a)(2)

☐        on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐        This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

THE
ALGER FUNDS

Prospectus March 1, 2018

	Class	Ticker Symbol
Alger Capital Appreciation Fund	A B C	ACAAX ACAPX ALCCX
Alger International Growth Fund	A B C	ALGAX AFGPX ALGCX
Alger Mid Cap Growth Fund	A B C	AMGAX AMCGX AMGCX
Alger SMid Cap Focus Fund	A C	ALMAX ALMCX
Alger Small Cap Growth Fund	A B C	ALSAX ALSCX AGSCX
Alger Small Cap Focus Fund	A C	AOFAX AOFCX
Alger Health Sciences Fund	A C	AHSAX AHSCX
Alger Growth & Income Fund	A C	ALBAX ALBCX

As with all mutual funds, the Securities and Exchange Commission has not determined if the information in this Prospectus is accurate or complete, nor has it approved or disapproved these securities. It is a criminal offense to represent otherwise.

Table of Contents

THE ALGER FUNDS
1	Summary Sections
1	Alger Capital Appreciation Fund
8	Alger International Growth Fund
15	Alger Mid Cap Growth Fund
22	Alger SMid Cap Focus Fund
30	Alger Small Cap Growth Fund
37	Alger Small Cap Focus Fund
44	Alger Health Sciences Fund
51	Alger Growth & Income Fund
58	Investment Objectives, Principal Investment Strategies and Related Risks
59	Additional Information About the Funds' Investment Strategies and Investments
69	Management and Organization
72	Hypothetical Investment and Expense Information
76	Financial Highlights
A-1	Shareholder Information
A-1	Distributor
A-1	Transfer Agent
A-1	Net Asset Value
A-2	Purchasing and Redeeming Fund Shares
A-3	Dividends and Distributions and Tax Consequences
A-4	Classes of Fund Shares
A-4	Sales Charges
A-7	Waivers of Sales Charges
A-10	Sales Charge Discounts
A-11	Investment Instructions
A-11	Special Instructions for Class B Shares
A-12	To Open an Account
A-12	To Make Additional Investments in an Existing Account
A-13	To Exchange Shares
A-14	To Redeem Shares
A-15	Limitations on Excessive Trading
A-16	Disclosure of Portfolio Holdings
A-17	Other Information
A-20	For Fund Information
A-21	Appendix A – Waivers and Discounts Available from Intermediaries

Summary Sections

Alger Capital Appreciation Fund

Investment Objective

Alger Capital Appreciation Fund seeks long-term capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A Shares of the Alger Family of Funds, including the Fund. More information about these and other discounts is available from your financial professional and in "Purchasing and Redeeming Fund Shares" and in Appendix A – Waivers and Discounts Available from Intermediaries in the Fund's Prospectus, and in the sections "Right of Accumulation (Class A Shares)" and "Letter of Intent (Class A Shares)" in the Fund's Statement of Additional Information.

	Alger Capital Appreciation Fund
Class	A	B	C
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a % of offering price	5.25%	None	None
Maximum deferred sales charge (load) as a % of purchase price or redemption proceeds, whichever is lower	None*	5.00%	1.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees**	.77%**	.77%**	.77%**
Distribution and/or Service (12b-1) Fees	.25%	1.00%	1.00%
Other Expenses	.21%	.22%	.20%
Total Annual Fund Operating Expenses	1.23%	1.99%	1.97%

*  Purchases of $1 million or more of Class A Shares at net asset value may be subject to a contingent deferred sales charge of 1.00% on redemptions made within 12 months of purchase.

**  The Fund and Fred Alger Management, Inc. have adopted fee breakpoints for Alger Capital Appreciation Fund. The management fee for assets up to $2 billion is .81%. The management fee for assets between $2 billion and $3 billion is .65%, for assets between $3 billion and $4 billion is .60%, for assets between $4 billion and $5 billion is .55%, and for assets in excess of $5 billion is .45%. The actual rate paid as a percentage of average daily net assets for the period ended October 31, 2017, was .77%.

Example

The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you

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invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses if you redeemed your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Class A	$644	$895	$1,165	$1,935
Class B	$702	$924	$1,273	$2,121
Class C	$300	$618	$1,062	$2,296

You would pay the following expenses if you did not redeem your shares:

Class B	$202	$624	$1,073	$2,121
Class C	$200	$618	$1,062	$2,296

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 72.99% of the average value of its portfolio.

Principal Investment Strategy

Fred Alger Management, Inc. believes companies undergoing Positive Dynamic Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

Under normal market circumstances, the Fund invests at least 85% of its net assets, plus any borrowings for investment purposes, in equity securities of companies of any market capitalization that Fred Alger Management, Inc. believes demonstrate promising growth potential. Equity securities include common or preferred stocks that are listed on U.S. or foreign exchanges.

The Fund's portfolio manager(s) may sell a stock when it reaches a target price, it fails to perform as expected, or other opportunities appear more attractive.

The Fund can leverage, that is, borrow money to buy additional securities. By borrowing money, the Fund has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including

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interest paid on the money borrowed. However, leverage also has the potential to magnify any decrease in the value of the purchased securities.

The Fund may invest a significant portion of its assets in securities of companies conducting business within a single sector, including the information technology, consumer discretionary and health care sectors.

Principal Risks

An investment in the Fund involves risks. The Fund's share price may go down, which means you could lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investment Risk — An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Market Risk — Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions.

Equity Securities Risk – As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund's price per share will fluctuate due to changes in the market prices of its investments. Also, the Fund's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Growth Stocks Risk – Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

Sector Risk – The Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within a sector. Companies in the same sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments in that sector than a fund that has a more diversified portfolio. Generally, the more broadly the Fund invests, the more it spreads risk and potentially reduces the risks of loss and volatility.

The Fund may be more susceptible to particular risks that may affect companies in the information technology sector than if it were invested in a wider variety of companies in unrelated sectors. At times, the performance of such companies will lag the performance of other industries or the broader market as a whole. Certain technology related companies may face special risks that their products or services

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may not prove to be commercially successful. Technology related companies are also strongly affected by worldwide scientific or technological developments. As a result, their products may rapidly become obsolete. Such companies are also often subject to governmental regulation and may, therefore, be adversely affected by governmental policies. These factors may lead to limited earnings and/or failing profit margins. As a result, the value of technology related companies' securities may fall or fail to rise. In addition, many technology related companies have limited operating histories and prices of these companies' securities have historically been more volatile than other securities, especially over the short term.

Smaller Cap Securities Risk – Investing in companies of all capitalizations involves the risk that smaller issuers in which the Fund invests may have limited product lines or financial resources, or lack management depth. It may also be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund because of the potentially less frequent trading of stocks of smaller market capitalization.

Leverage Risk – The cost of borrowing money to leverage may exceed the returns for the securities purchased or the securities purchased may actually go down in value; thus, the Fund's net asset value can decrease more quickly than if the Fund had not borrowed.

Performance

The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. Performance in the bar chart does not reflect the effect of the sales charge imposed on purchases of Class A Shares of the Fund. If the bar chart reflected the applicable sales charges, returns would be less than those shown. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website www.alger.com.

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Annual Total Return for Class A Shares as of December 31 (%)

Best Quarter: Q2 2009 20.60%	Worst Quarter: Q4 2008 -22.57%

Average Annual Total Return as of December 31, 2017

	1 Year	5 Years	10 Years	Since 12/31/96*
Class A (Inception 12/31/96)
Return Before Taxes	24.34%	15.12%	8.33%	9.34%
Return After Taxes on Distributions	22.40%	12.92%	7.26%	8.39%
Return After Taxes on Distributions and Sale of Fund Shares	15.25%	11.56%	6.49%	7.69%
Class B (Inception 11/1/93)
Return Before Taxes	25.33%	15.24%	8.19%	9.31%
Class C (Inception 7/31/97)
Return Before Taxes	29.31%	15.51%	8.08%	9.13%
Russell 1000 Growth Index (reflects no deductions for fees, expenses or taxes)	30.21%	17.33%	10.00%	7.89%

*  Performance of the Fund's Class C Shares prior to July 31, 1997 reflects the performance of the Fund's Class A Shares, as adjusted with currently applicable sales charges and operating expenses, which differ from historical charges and expenses. Since-inception performance of the Fund's Class B Shares is available upon request.

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In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for Class B and C Shares, which are not shown, will vary from those shown for Class A Shares. A "Return After Taxes on Distributions and Sale of Fund Shares" may sometimes be higher than the other two return figures; this happens when there is a capital loss on redemptions, giving rise to a tax benefit to the shareholder.

Management

Investment Manager	Portfolio Managers Jointly and Primarily Responsible for Day-to-Day Management of the Fund's Portfolio
Fred Alger Management, Inc.	Ankur Crawford, Ph.D. Senior Vice President and Portfolio Manager Since June 2015
Patrick Kelly, CFA Executive Vice President, Head of Alger Capital Appreciation and Spectra Strategies and Portfolio Manager Since September 2004

Shareholder Information

Purchasing and Redeeming Fund Shares

Class B Shares of the Fund are closed to new accounts.

Minimum Investments: the following minimums apply to an account in the Fund, whether invested in Class A, Class B or Class C Shares.

Type of Account	Initial Investment	Subsequent Investment
Regular account	$1,000	$50
Retirement Accounts (including IRAs)	500	50
Automatic Investment	500	50
Asset-based Fee Program Accounts	250	50

Minimums may be waived in certain circumstances. See "Additional Information about Minimum Initial Investments" in the Prospectus.

In general, investors may purchase or redeem Fund shares on any business day by mail (DST Asset Manager Solutions, Inc., Attn: The Alger Funds, P. O. Box 8480,

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Boston, MA 02266-8480), online at www.alger.com, by telephone 1(800) 992-3863, or through a financial intermediary.

Investors who wish to purchase, exchange or redeem Fund shares through a financial intermediary should contact their financial intermediary directly.

Tax Information

The Fund's distributions may be taxable as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary's website for more information.

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Alger International Growth Fund

Investment Objective

Alger International Growth Fund seeks long-term capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A Shares of the Alger Family of Funds, including the Fund. More information about these and other discounts is available from your financial professional and in "Purchasing and Redeeming Fund Shares" and in Appendix A – Waivers and Discounts Available from Intermediaries in the Fund's Prospectus, and in the sections "Right of Accumulation (Class A Shares)" and "Letter of Intent (Class A Shares)" in the Fund's Statement of Additional Information.

	Alger International Growth Fund
Class	A	B	C
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a % of offering price	5.25%	None	None
Maximum deferred sales charge (load) as a % of purchase price or redemption proceeds, whichever is lower	None*	5.00%	1.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	.71%	.71%	.71%
Distribution and/or Service (12b-1) Fees	.25%	1.00%	1.00%
Other Expenses	.38%	.34%	.42%
Total Annual Fund Operating Expenses	1.34%	2.05%	2.13%

*  Purchases of $1 million or more of Class A Shares at net asset value may be subject to a contingent deferred sales charge of 1.00% on redemptions made within 12 months of purchase.

Example

The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you

Prospectus 8/96

would pay the following expenses if you redeemed your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Class A	$654	$927	$1,221	$2,053
Class B	$708	$943	$1,303	$2,197
Class C	$316	$667	$1,144	$2,462

You would pay the following expenses if you did not redeem your shares:

Class B	$208	$643	$1,103	$2,197
Class C	$216	$667	$1,144	$2,462

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 148.35% of the average value of its portfolio.

Principal Investment Strategy

Fred Alger Management, Inc. believes companies undergoing Positive Dynamic Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities, including common stocks, American Depositary Receipts and Global Depositary Receipts, of foreign companies. Foreign companies are companies (i) that are organized under the laws of a foreign country; (ii) whose securities are primarily listed in a foreign country; or (iii) that have a majority of their assets, or derive more than 50% of their revenue or profits from businesses, investments, or sales, outside the U.S. The Fund normally focuses its foreign investments in developed countries, but may also invest in emerging market securities. The Fund may invest in companies of any market capitalization, from large, well-established companies to small, emerging growth companies.

The Fund generally invests in at least three foreign countries, and, at times, may invest a substantial portion of its assets in a single foreign country. The Fund's benchmark is the Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA, which is an unmanaged market capitalization-weighted index designed to provide

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a broad measure of equity market performance throughout the world, including both developed and emerging markets, but excluding the United States. The Fund may also compare its performance to the MSCI Europe, Australasia, and Far East (EAFE) Index, which is an unmanaged, market capitalization-weighted index designed to measure the performance of publicly traded stocks issued by companies in developed markets, excluding the United States and Canada. While the MSCI EAFE Index excludes stocks of Canadian companies, the Fund may invest in such stocks.

The Fund's portfolio manager(s) may sell a stock when it reaches a target price, it fails to perform as expected, or other opportunities appear more attractive. As a result, the Fund may engage in active trading of portfolio securities.

Principal Risks

An investment in the Fund involves risks. The Fund's share price may go down, which means you could lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investment Risk — An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Market Risk — Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions.

Equity Securities Risk – As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund's price per share will fluctuate due to changes in the market prices of its investments. Also, the Fund's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Growth Stocks Risk – Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

Foreign Securities Risk – The Fund's performance will be influenced by political, social and economic factors affecting investments in foreign issuers, particularly emerging country issuers. Special risks associated with investments in emerging country issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. The securities of issuers

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located in emerging markets can be more volatile, and less liquid, than those of issuers in more mature economies.

Smaller Cap Securities Risk – Investing in companies of all capitalizations involves the risk that smaller issuers in which the Fund invests may have limited product lines or financial resources, or lack management depth. It may also be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund owing to the potentially less frequent trading of stocks of smaller market capitalization.

Portfolio Turnover (Active Trading) Risk – Because the Fund may engage in active trading of portfolio securities, it may incur increased transaction costs and brokerage commissions, both of which can lower the actual return on an investment. Active trading may also increase short-term gains and losses, which may affect the taxes a shareholder has to pay.

Performance

The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. Performance in the bar chart does not reflect the effect of the sales charge imposed on purchases of Class A Shares of the Fund. If the bar chart reflected the applicable sales charges, returns would be less than those shown. Previously, the Fund followed different investment strategies under the name "Alger Large Cap Growth Fund" and was managed by a different portfolio manager. Performance prior to May 31, 2013 reflects that prior management style and does not reflect the Fund's current investment strategies and investment personnel. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website www.alger.com.

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Annual Total Return for Class A Shares as of December 31 (%)

Best Quarter: Q2 2009 15.77%	Worst Quarter: Q4 2008 -26.33%

Average Annual Total Return as of December 31, 2017

	1 Year	5 Years	10 Years	Since 12/31/96*
Class A (Inception 12/31/96)
Return Before Taxes	20.01%	6.51%	2.53%	5.49%
Return After Taxes on Distributions	17.39%	5.79%	2.14%	4.68%
Return After Taxes on Distributions and Sale of Fund Shares	11.29%	4.74%	1.78%	4.24%
Class B (Inception 11/11/86)
Return Before Taxes	20.80%	6.60%	2.51%	5.46%
Class C (Inception 7/31/97)
Return Before Taxes	24.69%	6.84%	2.28%	5.29%
MSCI ACWI ex USA (reflects no deductions for fees, expenses or taxes)	27.77%	7.28%	2.31%	5.93%

*  Performance of the Fund's Class C Shares prior to July 31, 1997 reflects the performance of the Fund's Class A Shares, as adjusted with currently applicable sales charges and operating expenses, which differ from historical charges and expenses. Since inception performance of the Fund's Class B Shares is available upon request.

Prospectus 12/96

In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for Class B and C Shares, which are not shown, will vary from those shown for Class A Shares. A "Return After Taxes on Distributions and Sale of Fund Shares" may sometimes be higher than the other two return figures; this happens when there is a capital loss on redemptions, giving rise to a tax benefit to the shareholder.

Management

Investment Manager	Portfolio Manager Primarily Responsible for Day-to-Day Management of the Fund's Portfolio
Fred Alger Management, Inc.	Pedro V. Marcal Senior Vice President and Portfolio Manager Since May 2013

Shareholder Information

Purchasing and Redeeming Fund Shares

Class B Shares of the Fund are closed to new accounts.

Minimum Investments: the following minimums apply to an account in the Fund, whether invested in Class A, Class B or Class C Shares.

Type of Account	Initial Investment	Subsequent Investment
Regular account	$1,000	$50
Retirement Accounts (including IRAs)	500	50
Automatic Investment	500	50
Asset-based Fee Program Accounts	250	50

Minimums may be waived in certain circumstances. See "Additional Information about Minimum Initial Investments" in the Prospectus.

In general, investors may purchase or redeem Fund shares on any business day by mail (DST Asset Manager Solutions, Inc., Attn: The Alger Funds, P. O. Box 8480, Boston, MA 02266-8480), online at www.alger.com, by telephone 1(800) 992-3863, or through a financial intermediary.

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Investors who wish to purchase, exchange or redeem Fund shares through a financial intermediary should contact their financial intermediary directly.

Tax Information

The Fund's distributions may be taxable as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary's website for more information.

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Alger Mid Cap Growth Fund

Investment Objective

Alger Mid Cap Growth Fund seeks long-term capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A Shares of the Alger Family of Funds, including the Fund. More information about these and other discounts is available from your financial professional and in "Purchasing and Redeeming Fund Shares" and in Appendix A – Waivers and Discounts Available from Intermediaries in the Fund's Prospectus, and in the sections "Right of Accumulation (Class A Shares)" and "Letter of Intent (Class A Shares)" in the Fund's Statement of Additional Information.

	Alger Mid Cap Growth Fund
Class	A	B	C
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a % of offering price	5.25%	None	None
Maximum deferred sales charge (load) as a % of purchase price or redemption proceeds, whichever is lower	None*	5.00%	1.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	.76%	.76%	.76%
Distribution and/or Service (12b-1) Fees	.25%	1.00%	1.00%
Other Expenses	.31%	.29%	.37%
Total Annual Fund Operating Expenses	1.32%	2.05%	2.13%

*  Purchases of $1 million or more of Class A Shares at net asset value may be subject to a contingent deferred sales charge of 1.00% on redemptions made within 12 months of purchase.

Example

The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you

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would pay the following expenses if you redeemed your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Class A	$652	$921	$1,210	$2,032
Class B	$708	$943	$1,303	$2,192
Class C	$316	$667	$1,144	$2,462

You would pay the following expenses if you did not redeem your shares:

Class B	$208	$643	$1,103	$2,192
Class C	$216	$667	$1,144	$2,462

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 162.65% of the average value of its portfolio.

Principal Investment Strategy

Fred Alger Management, Inc. believes companies undergoing Positive Dynamic Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

The Fund focuses on mid-sized companies that Fred Alger Management, Inc. believes demonstrate promising growth potential. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization within the range of companies included in the Russell Midcap Growth Index or the S&P MidCap 400 Index, as reported by the indexes as of the most recent quarter-end. Both indexes are designed to track the performance of medium-capitalization stocks. At December 31, 2017, the market capitalization of the companies in these indexes ranged from $626.1 million to $36.7 billion. Equity securities include common or preferred stocks that are listed on U.S. or foreign exchanges.

The Fund may invest a significant portion of its assets in securities of companies conducting business within a single sector, including the information technology, healthcare, consumer discretionary, and industrials sectors.

Prospectus 16/96

The Fund's portfolio manager(s) may sell a stock when it reaches a target price, it fails to perform as expected, or other opportunities appear more attractive. As a result, the Fund may engage in active trading of portfolio securities.

The Fund can invest in foreign securities.

Principal Risks

An investment in the Fund involves risks. The Fund's share price may go down, which means you could lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investment Risk — An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Market Risk — Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions.

Equity Securities Risk – As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund's price per share will fluctuate due to changes in the market prices of its investments. Also, the Fund's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Growth Stocks Risk – Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

Mid Cap Securities Risk – There may be greater risk in investing in medium-capitalization companies rather than larger, more established companies due to such factors as inexperienced management and limited product lines or financial resources. It may also be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund because of the potentially less frequent trading of stocks of smaller market capitalization.

Sector Risk – The Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within a sector. Companies in the same sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments in that sector than a fund that has a more

Prospectus 17/96

diversified portfolio. Generally, the more broadly the Fund invests, the more it spreads risk and potentially reduces the risks of loss and volatility.

The Fund may be more susceptible to particular risks that may affect companies in the information technology and healthcare sectors than if it were invested in a wider variety of companies in unrelated sectors. At times, the performance of such companies will lag the performance of other industries or the broader market as a whole, and the performance of such companies may be more volatile. The field of medical technology is subject to substantial governmental regulation and may, therefore, be adversely affected by governmental policies. These factors may lead to limited earnings and/or failing profit margins. As a result, the value of technology and healthcare companies' securities may fall or fail to rise. In addition, companies in the information technology and healthcare sectors can be significantly affected by intense competition, aggressive pricing, technological innovations, product obsolescence, patent considerations, product compatibility and consumer preferences. Many of these companies also have limited operating histories and prices of these companies' securities have historically been more volatile than other securities, especially over the short term.

Portfolio Turnover (Active Trading) Risk – Because the Fund may engage in active trading of portfolio securities, it may incur increased transaction costs and brokerage commissions, both of which can lower the actual return on an investment. Active trading may also increase short-term gains and losses, which may affect the taxes a shareholder has to pay.

Foreign Securities Risk – The Fund's performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

Performance

The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. Performance in the bar chart does not reflect the effect of the sales charge imposed on purchases of Class A Shares of the Fund. If the bar chart reflected the applicable sales charges, returns would be less than those shown. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website www.alger.com.

Prospectus 18/96

Annual Total Return for Class A Shares as of December 31 (%)

Best Quarter: Q2 2009 19.64%	Worst Quarter: Q4 2008 -32.40%

Average Annual Total Return as of December 31, 2017

	1 Year	5 Years	10 Years	Since 12/31/96*
Class A (Inception 12/31/96)
Return Before Taxes	22.95%	12.17%	3.46%	8.48%
Return After Taxes on Distributions	22.70%	12.12%	3.44%	6.97%
Return After Taxes on Distributions and Sale of Fund Shares	13.19%	9.73%	2.72%	6.38%
Class B (Inception 5/24/93)
Return Before Taxes	23.72%	12.32%	3.38%	8.44%
Class C (Inception 7/31/97)
Return Before Taxes	27.71%	12.45%	3.14%	7.88%
Russell Midcap Growth Index (reflects no deductions for fees, expenses or taxes)	25.27%	15.30%	9.10%	8.98%

*  Performance of the Fund's Class C Shares prior to July 31, 1997 reflects the performance of the Fund's Class A Shares, as adjusted with currently applicable sales charges and operating expenses, which differ from historical charges and expenses. Since-inception performance of the Fund's Class B Shares is available upon request.

Prospectus 19/96

In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for Class B and C Shares, which are not shown, will vary from those shown for Class A Shares. A "Return After Taxes on Distributions and Sale of Fund Shares" may sometimes be higher than the other two return figures; this happens when there is a capital loss on redemptions, giving rise to a tax benefit to the shareholder.

Management

Investment Manager	Portfolio Managers Jointly and Primarily Responsible for Day-to-Day Management of the Fund's Portfolio
Fred Alger Management, Inc.	Dan C. Chung, CFA Chief Executive Officer, Chief Investment Officer and Portfolio Manager Since January 2018
Teresa McRoberts Senior Vice President, Since February 2013 Senior Analyst and Portfolio Manager Since February 2015
Christopher R. Walsh, CFA Senior Vice President, Senior Analyst and Portfolio Manager Since February 2013

Shareholder Information

Purchasing and Redeeming Fund Shares

Class B Shares of the Fund are closed to new accounts.

Minimum Investments: the following minimums apply to an account in the Fund, whether invested in Class A, Class B or Class C Shares.

Type of Account	Initial Investment	Subsequent Investment
Regular account	$1,000	$50
Retirement Accounts (including IRAs)	500	50
Automatic Investment	500	50
Asset-based Fee Program Accounts	250	50

Prospectus 20/96

Minimums may be waived in certain circumstances. See "Additional Information about Minimum Initial Investments" in the Prospectus.

In general, investors may purchase or redeem Fund shares on any business day by mail (DST Asset Manager Solutions, Inc., Attn: The Alger Funds, P. O. Box 8480, Boston, MA 02266-8480), online at www.alger.com, by telephone 1(800) 992-3863, or through a financial intermediary.

Investors who wish to purchase, exchange or redeem Fund shares through a financial intermediary should contact their financial intermediary directly.

Tax Information

The Fund's distributions may be taxable as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary's website for more information.

Prospectus 21/96

Alger SMid Cap Focus Fund

Investment Objective

Alger SMid Cap Focus Fund seeks long-term capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A Shares of the Alger Family of Funds, including the Fund. More information about these and other discounts is available from your financial professional and in "Purchasing and Redeeming Fund Shares" and in Appendix A – Waivers and Discounts Available from Intermediaries in the Fund's Prospectus, and in the sections "Right of Accumulation (Class A Shares)" and "Letter of Intent (Class A Shares)" in the Fund's Statement of Additional Information.

	Alger SMid Cap Focus Fund
Class	A	C
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a % of offering price	5.25%	None
Maximum deferred sales charge (load) as a % of purchase price or redemption proceeds, whichever is lower	None*	1.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	.81%	.81%
Distribution and/or Service (12b-1) Fees	.25%	1.00%
Other Expenses	.29%	.31%
Total Annual Fund Operating Expenses	1.35%	2.12%

*  Purchases of $1 million or more of Class A Shares at net asset value may be subject to a contingent deferred sales charge of 1.00% on redemptions made within 12 months of purchase.

Example

The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you

Prospectus 22/96

would pay the following expenses if you redeemed your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Class A	$655	$930	$1,226	$2,064
Class C	$315	$664	$1,139	$2,452

You would pay the following expenses if you did not redeem your shares:

Class C	$215	$664	$1,139	$2,452

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 157.39% of the average value of its portfolio.

Principal Investment Strategy

Fred Alger Management, Inc. believes companies undergoing Positive Dynamic Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

Weatherbie Capital, LLC ("Weatherbie"), an affiliate of Fred Alger Management, Inc. and the Fund's sub-adviser, invests in smaller cap U. S. growth companies that Weatherbie believes have enduring earnings, reasonable valuations and a distinct competitive advantage. Weatherbie invests in Foundation growth stocks and Opportunity growth stocks. Foundation growth stocks are companies led by experienced management teams, with innovative business models and the potential for high sales and earnings growth. Opportunity growth stocks are companies whose earnings may be temporarily depressed, but Weatherbie believes change is underway that can reaccelerate earnings.

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of smallcap and midcap companies. Equity securities include common or preferred stocks that are listed on U.S. or foreign exchanges. Smallcap or midcap companies are companies that, at the time of purchase, have total market capitalization within the range of companies included in the Russell 2500 Growth Index or the Russell Midcap Growth Index, respectively, as reported by the indexes as of the most recent quarter-end. At

Prospectus 23/96

December 31, 2017, the market capitalization of the companies in these indexes ranged from $22.5 million to $36.7 billion.

As a focus fund, the Fund intends to invest a substantial portion of its assets in a smaller number of issuers, and may focus its holdings in fewer business sectors or industries. Generally the Fund will own approximately 50 holdings. Fund holdings may occasionally exceed this number for a variety of reasons.

The Fund may invest a significant portion of its assets in securities of companies conducting business within a single sector, including the information technology, consumer discretionary, health care, and industrials sectors.

The Fund's portfolio manager(s) may sell a stock when it reaches a target price, it fails to perform as expected, or other opportunities appear more attractive. As a result, the Fund may engage in active trading of portfolio securities.

The Fund can leverage, that is, borrow money to buy additional securities. By borrowing money, the Fund has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed. However, leverage also has the potential to magnify any decrease in the value of the purchased securities.

The Fund can invest in foreign securities.

Principal Risks

An investment in the Fund involves risks. The Fund's share price may go down, which means you could lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investment Risk — An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Market Risk — Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions.

Equity Securities Risk – As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund's price per share will fluctuate due to changes in the market prices of its investments. Also, the Fund's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Growth Stocks Risk – Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic

Prospectus 24/96

developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

Small and Mid Cap Securities Risk – There may be greater risk in investing in companies with small or medium market capitalizations rather than larger, more established issuers due to such factors as more limited product lines or financial resources or lack of management depth. It may also be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund because of the potentially less frequent trading of stocks of smaller market capitalization.

Less Diversified Portfolio Risk – The Fund may have a more concentrated portfolio than other funds, so it may be more vulnerable to changes in the market value of a single issuer and may be more susceptible to risks associated with a single economic, political or regulatory occurrence than a fund that has a more diversified portfolio. The Fund may have substantial holdings within a particular sector, and companies in similar industries may be similarly affected by particular economic or market events.

Sector Risk – The Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within a sector. Companies in the same sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments in that sector than a fund that has a more diversified portfolio. Generally, the more broadly the Fund invests, the more it spreads risk and potentially reduces the risks of loss and volatility.

The Fund may be more susceptible to particular risks that may affect companies in the information technology sector than if it were invested in a wider variety of companies in unrelated sectors. At times, the performance of such companies will lag the performance of other industries or the broader market as a whole. Certain technology related companies may face special risks that their products or services may not prove to be commercially successful. Technology related companies are also strongly affected by worldwide scientific or technological developments. As a result, their products may rapidly become obsolete. Such companies are also often subject to governmental regulation and may, therefore, be adversely affected by governmental policies. These factors may lead to limited earnings and/or failing profit margins. As a result, the value of technology related companies' securities may fall or fail to rise. In addition, many technology related companies have limited operating histories and prices of these companies' securities have historically been more volatile than other securities, especially over the short term.

Leverage Risk – The cost of borrowing money to leverage may exceed the returns for the securities purchased or the securities purchased may actually go down in value; thus the Fund's net asset value could decrease more quickly than if it had not borrowed.

Prospectus 25/96

Foreign Securities Risk – The Fund's performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

Portfolio Turnover (Active Trading) Risk – Because the Fund may engage in active trading of portfolio securities, it may incur increased transaction costs and brokerage commissions, both of which can lower the actual return on an investment. Active trading may also increase short-term gains and losses, which may affect the taxes a shareholder has to pay.

Performance

The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. Prior to August 30, 2017, the Fund followed different investment strategies under the name "Alger SMid Cap Growth Fund" and prior to March 1, 2017 was managed by different portfolio managers. Accordingly, performance prior to those dates does not reflect the Fund's current investment strategies and investment personnel. Performance in the bar chart does not reflect the effect of the sales charge imposed on purchases of Class A Shares of the Fund. If the bar chart reflected the applicable sales charges, returns would be less than those shown. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website www.alger.com.

Prospectus 26/96

Annual Total Return for Class A Shares as of December 31 (%)

Best Quarter: Q2 2009 17.85%	Worst Quarter: Q4 2008 -28.33%

Average Annual Total Return as of December 31, 2017

	1 Year	5 Years	10 Years	Since Inception (5/8/02)
Class A
Return Before Taxes	30.59%	12.77%	6.17%	8.95%
Return After Taxes on Distributions	24.56%	7.59%	3.64%	7.05%
Return After Taxes on Distributions and Sale of Fund Shares	17.77%	8.74%	4.26%	7.01%
Class C
Return Before Taxes	35.89%	13.12%	5.92%	8.70%
Russell 2500 Growth Index (reflects no deductions for fees, expenses or taxes)	24.46%	15.47%	9.62%	9.70%

In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement

Prospectus 27/96

accounts. After-tax returns for Class C Shares, which are not shown, will vary from those shown for Class A Shares. A "Return After Taxes on Distributions and Sale of Fund Shares" may sometimes be higher than the other two return figures; this happens when there is a capital loss on redemptions, giving rise to a tax benefit to the shareholder.

Management

Investment Manager	Portfolio Managers Jointly and Primarily Responsible for Day-to-Day Management of the Fund's Portfolio
Fred Alger Management, Inc.
Sub-Adviser:
Weatherbie Capital, LLC (an affiliate of
Fred Alger Management, Inc.)
Weatherbie sub-advises the Fund
subject to Fred Alger Management, Inc.'s
supervision and approval.	H. George Dai, Ph.D. Senior Managing Director and Co-Chief Investment Officer of Weatherbie Since March 2017
Joshua D. Bennett, CFA Senior Managing Director, Director of Research of Weatherbie Since March 2017
Matthew A. Weatherbie, CFA President, Chief Executive Officer and Co-Chief Investment Officer of Weatherbie Since March 2017

Shareholder Information

Purchasing and Redeeming Fund Shares

Minimum Investments: the following minimums apply to an account in the Fund, whether invested in Class A or Class C Shares.

Type of Account	Initial Investment	Subsequent Investment
Regular account	$1,000	$50
Retirement Accounts (including IRAs)	500	50
Automatic Investment	500	50
Asset-based Fee Program Accounts	250	50

Minimums may be waived in certain circumstances. See "Additional Information about Minimum Initial Investments" in the Prospectus.

In general, investors may purchase or redeem Fund shares on any business day by mail (DST Asset Manager Solutions, Inc., Attn: The Alger Funds, P. O. Box 8480,

Prospectus 28/96

Boston, MA 02266-8480), online at www.alger.com, by telephone 1(800) 992-3863, or through a financial intermediary.

Investors who wish to purchase, exchange or redeem Fund shares through a financial intermediary should contact their financial intermediary directly.

Tax Information

The Fund's distributions may be taxable as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary's website for more information.

Prospectus 29/96

Alger Small Cap Growth Fund

Investment Objective

Alger Small Cap Growth Fund seeks long-term capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A Shares of the Alger Family of Funds, including the Fund. More information about these and other discounts is available from your financial professional and in "Purchasing and Redeeming Fund Shares" and in Appendix A – Waivers and Discounts Available from Intermediaries in the Fund's Prospectus, and in the sections "Right of Accumulation (Class A Shares)" and "Letter of Intent (Class A Shares)" in the Fund's Statement of Additional Information.

	Alger Small Cap Growth Fund
Class	A	B	C
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a % of offering price	5.25%	None	None
Maximum deferred sales charge (load) as a % of purchase price or redemption proceeds, whichever is lower	None*	5.00%	1.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	.81%	.81%	.81%
Distribution and/or Service (12b-1) Fees	.25%	1.00%	1.00%
Other Expenses	.32%	.38%	.36%
Total Annual Fund Operating Expenses	1.38%	2.19%	2.17%

*  Purchases of $1 million or more of Class A Shares at net asset value may be subject to a contingent deferred sales charge of 1.00% on redemptions made within 12 months of purchase.

Example

The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you

Prospectus 30/96

would pay the following expenses if you redeemed your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Class A	$658	$939	$1,241	$2,095
Class B	$722	$985	$1,375	$2,319
Class C	$320	$679	$1,164	$2,503

You would pay the following expenses if you did not redeem your shares:

Class B	$222	$685	$1,175	$2,319
Class C	$220	$679	$1,164	$2,503

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 30.32% of the average value of its portfolio.

Principal Investment Strategy

Fred Alger Management, Inc. believes companies undergoing Positive Dynamic Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

The Fund focuses on small, fast-growing companies that Fred Alger Management, Inc. believes offer innovative products, services or technologies to a rapidly-expanding marketplace. The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that, at the time of purchase of the securities, have total market capitalization between (1) the higher of (a) $5 billion or (b) the company in either the Russell 2000 Growth Index or the MSCI USA Small Cap Index (each, an "Index" and together, the "Indexes") with the highest capitalization, and (2) the company in either Index with the lowest capitalization, at any time during the most recent 12-month period as reported by either Index. Both Indexes are broad-based indexes of small capitalization stocks. At December 31, 2017, the market capitalization of the companies in the Indexes ranged from $6.4 million to $13.2 billion. Equity securities include common or preferred stocks that are listed on U.S. or foreign exchanges.

Prospectus 31/96

The Fund may invest a significant portion of its assets in securities of companies conducting business within a single sector, including the health care and information technology sectors.

The Fund's portfolio manager(s) may sell a stock when it reaches a target price, it fails to perform as expected, or other opportunities appear more attractive.

The Fund can invest in foreign securities.

Principal Risks

An investment in the Fund involves risks. The Fund's share price may go down, which means you could lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investment Risk — An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Market Risk — Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions.

Equity Securities Risk – As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund's price per share will fluctuate due to changes in the market prices of its investments. Also, the Fund's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Growth Stocks Risk – Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

Small Cap Securities Risk – There may be greater risk in investing in smaller, less seasoned companies rather than larger, more established companies due to such factors as inexperienced management and limited product lines or financial resources. It may also be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund because of the potentially less frequent trading of stocks of smaller market capitalization.

Sector Risk – The Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within a sector. Companies in the same sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more

Prospectus 32/96

vulnerable to unfavorable developments in that sector than a fund that has a more diversified portfolio. Generally, the more broadly the Fund invests, the more it spreads risk and potentially reduces the risks of loss and volatility.

The Fund may be more susceptible to particular risks that may affect companies in the information technology and healthcare sectors than if it were invested in a wider variety of companies in unrelated sectors. At times, the performance of such companies will lag the performance of other industries or the broader market as a whole, and the performance of such companies may be more volatile. The field of medical technology is subject to substantial governmental regulation and may, therefore, be adversely affected by governmental policies. These factors may lead to limited earnings and/or failing profit margins. As a result, the value of technology and healthcare companies' securities may fall or fail to rise. In addition, companies in the information technology and healthcare sectors can be significantly affected by intense competition, aggressive pricing, technological innovations, product obsolescence, patent considerations, product compatibility and consumer preferences. Many of these companies also have limited operating histories and prices of these companies' securities have historically been more volatile than other securities, especially over the short term.

Foreign Securities Risk – The Fund's performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing audit and legal standards.

Performance

The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. Performance in the bar chart does not reflect the effect of the sales charge imposed on purchases of Class A Shares of the Fund. If the bar chart reflected the applicable sales charges, returns would be less than those shown. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website www.alger.com.

Prospectus 33/96

Annual Total Return for Class A Shares as of December 31 (%)

Best Quarter: Q2 2009 20.75%	Worst Quarter: Q4 2008 -27.27%

Average Annual Total Return as of December 31, 2017

	1 Year	5 Years	10 Years	Since 12/31/96*
Class A (Inception 12/31/96)
Return Before Taxes	21.53%	10.57%	5.82%	4.80%
Return After Taxes on Distributions	21.19%	8.19%	4.61%	3.57%
Return After Taxes on Distributions and Sale of Fund Shares	12.47%	7.88%	4.42%	3.55%
Class B (Inception 11/11/86)
Return Before Taxes	22.23%	10.61%	5.81%	4.78%
Class C (Inception 7/31/97)
Return Before Taxes	26.25%	10.84%	5.45%	4.62%
Russell 2000 Growth Index (reflects no deductions for fees, expenses or taxes)	22.17%	15.21%	9.19%	7.01%

*  Performance of the Fund's Class C Shares prior to July 31, 1997 reflects the performance of the Fund's Class A Shares, as adjusted with currently applicable sales charges and operating expenses, which differ from historical charges and expenses. Since-inception performance of the Fund's Class B Shares is available upon request.

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In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for Class B and C Shares, which are not shown, will vary from those shown for Class A Shares. A "Return After Taxes on Distributions and Sale of Fund Shares" may sometimes be higher than the other two return figures; this happens when there is a capital loss on redemptions, giving rise to a tax benefit to the shareholder.

Management

Investment Manager	Portfolio Managers Jointly and Primarily Responsible for Day-to-Day Management of the Fund's Portfolio
Fred Alger Management, Inc.	Amy Y. Zhang, CFA Senior Vice President and Portfolio Manager Since February 2015
Dan C. Chung, CFA Chief Executive Officer, Chief Investment Officer and Portfolio Manager Since January 2016

Shareholder Information

Purchasing and Redeeming Fund Shares

Class B Shares of the Fund are closed to new accounts.

Minimum Investments: the following minimums apply to an account in the Fund, whether invested in Class A, Class B or Class C Shares.

Type of Account	Initial Investment	Subsequent Investment
Regular account	$1,000	$50
Retirement Accounts (including IRAs)	500	50
Automatic Investment	500	50
Asset-based Fee Program Accounts	250	50

Minimums may be waived in certain circumstances. See "Additional Information about Minimum Initial Investments" in the Prospectus.

In general, investors may purchase or redeem Fund shares on any business day by mail (DST Asset Manager Solutions, Inc., Attn: The Alger Funds, P. O. Box 8480, Boston, MA 02266-8480), online at www.alger.com, by telephone 1(800) 992-3863, or through a financial intermediary.

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Investors who wish to purchase, exchange or redeem Fund shares through a financial intermediary should contact their financial intermediary directly.

Tax Information

The Fund's distributions may be taxable as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary's website for more information.

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Alger Small Cap Focus Fund

Investment Objective

Alger Small Cap Focus Fund seeks long-term capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A Shares of the Alger Family of Funds, including the Fund. More information about these and other discounts is available from your financial professional and in "Purchasing and Redeeming Fund Shares" and in Appendix A – Waivers and Discounts Available from Intermediaries in the Fund's Prospectus, and in the sections "Right of Accumulation (Class A Shares)" and "Letter of Intent (Class A Shares)" in the Fund's Statement of Additional Information.

	Alger Small Cap Focus Fund
Class	A	C
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a % of offering price	5.25%	None
Maximum deferred sales charge (load) as a % of purchase price or redemption proceeds, whichever is lower	None*	1.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	.75%	.75%
Distribution and/or Service (12b-1) Fees	.25%	1.00%
Other Expenses	.22%	.22%
Total Annual Fund Operating Expenses	1.22%	1.97%
Fee Waiver and/or Expense Reimbursement*	(.02 )%*	(.02 )%*
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.20%	1.95%

*  Fred Alger Management, Inc. has contractually agreed to waive fees or to reimburse Fund expenses (excluding acquired fund fees and expenses, dividend expense on short sales, borrowing costs, interest, taxes, brokerage and extraordinary expenses) through February 28, 2019, to the extent necessary to limit the annual operating expenses of the Fund's Class A Shares to 1.20%, and Class C Shares to 1.95%, of the class's average net assets. This expense reimbursement may only be amended or terminated prior to its expiration date by agreement between Fred Alger Management, Inc. and the Fund's Board of Trustees, and will terminate automatically in the event of termination of the Investment Advisory Agreement. Fred Alger Management, Inc. may, during the one-year term of the expense reimbursement contract, recoup any expenses waived or reimbursed pursuant to the expense reimbursement contract to the extent that such recoupment would not cause the expense ratio to exceed the lesser of the stated limitation in effect at the time of (i) the waiver or reimbursement and (ii) the recoupment.

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Example

The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The one-year example and the first year of the three-, five- and ten-years examples are based on net operating expenses, which reflect the contractual expense limitation agreed to by Fred Alger Management, Inc. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses if you redeemed your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Class A	$641	$890	$1,158	$1,923
Class C	$298	$616	$1,061	$2,294

You would pay the following expenses if you did not redeem your shares:

Class C	$198	$616	$1,061	$2,294

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 44.56% of the average value of its portfolio.

Principal Investment Strategy

Fred Alger Management, Inc. believes companies undergoing Positive Dynamic Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that, at the time of purchase of the securities, have total market capitalization between (1) the higher of (a) $5 billion or (b) the company in either the Russell 2000 Growth Index or the MSCI USA Small Cap Index (each, an "Index" and together, the "Indexes") with the highest capitalization, and (2) the company in either Index with the lowest capitalization, at any time during the most recent 12-month period as reported by either Index. Both Indexes are broad-based indexes of small capitalization stocks. At December 31, 2017,

Prospectus 38/96

the market capitalization of the companies in the Indexes ranged from $6.4 million to $13.2 billion. Equity securities include common or preferred stocks that are listed on U.S. or foreign exchanges. In addition, under normal market conditions, the Fund invests at least 25% of its total assets in technology companies focused in the fields of medicine and information. From time to time, the Fund may have 25% or more of its total assets invested in any one of these industries. Fred Alger Management, Inc. believes that there is very little in the field of medicine that does not use some type of medical technology and that has not been affected by new technology. Advances in technology increasingly pervade health care companies through changes in medical and surgical procedures, drugs, medical devices, and new support systems.

As a focus fund, the Fund intends to invest a substantial portion of its assets in a smaller number of issuers. The Fund will concentrate its portfolio in a few industries. Generally the Fund will own approximately 50 holdings. Fund holdings may occasionally exceed this number for a variety of reasons.

The Fund's portfolio manager(s) may sell a stock when it reaches a target price, it fails to perform as expected, or other opportunities appear more attractive.

The Fund can leverage, that is, borrow money to buy additional securities. By borrowing money, the Fund has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed. However, leverage also has the potential to magnify any decrease in the value of the purchased securities.

The Fund can invest in foreign securities.

Principal Risks

An investment in the Fund involves risks. The Fund's share price may go down, which means you could lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investment Risk — An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Market Risk — Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions.

Equity Securities Risk – As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund's price per share will fluctuate due to changes in the market prices of its investments. Also, the Fund's investments may not grow as fast as the rate of inflation and stocks

Prospectus 39/96

tend to be more volatile than some other investments you could make, such as bonds.

Growth Stocks Risk – Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

Small Cap Securities Risk – There may be greater risk in investing in companies with small market capitalizations rather than larger, more established issuers owing to such factors as more limited product lines or financial resources or lack of management depth. It may also be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund because of the potentially less frequent trading of stocks of smaller market capitalization.

Less Diversified Portfolio Risk – The Fund may have a more concentrated portfolio than other funds, so it may be more vulnerable to changes in the market value of a single issuer and may be more susceptible to risks associated with a single economic, political or regulatory occurrence than a fund that has a more diversified portfolio. The Fund may have substantial holdings within a particular sector, and companies in similar industries may be similarly affected by particular economic or market events.

Concentration Risk – Since the Fund concentrates its investments in technology companies, the value of the Fund's shares may be more volatile than mutual funds that do not similarly concentrate their investments. Furthermore, because the field of medical technology is subject to substantial government regulation, changes in applicable regulations could adversely affect companies in those industries. In addition, the comparative rapidity of product development and technological advancement in those industries may be reflected in greater volatility of the stocks of companies operating in those areas. In addition, companies focused in the field of information technology can be significantly affected by intense competition, aggressive pricing, technological innovations, product obsolescence, patent considerations, product compatibility and consumer preferences.

Leverage Risk – The cost of borrowing money to leverage may exceed the returns for the securities purchased or the securities purchased may actually go down in value; thus, the Fund's net asset value could decrease more quickly than if it had not borrowed.

Foreign Securities Risk – The Fund's performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing audit and legal standards.

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Performance

The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. Performance in the bar chart does not reflect the effect of the sales charge imposed on purchases of Class A Shares of the Fund. If the bar chart reflected the applicable sales charges, returns would be less than those shown. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website www.alger.com.

Prior to August 7, 2015, the Fund followed different investment strategies under the name "Alger Growth Opportunities Fund" and prior to February 12, 2015 was managed by a different portfolio manager. Accordingly, performance prior to those dates does not reflect the Fund's current investment strategies and investment personnel.

Annual Total Return for Class A Shares as of December 31 (%)

Best Quarter: Q2 2009 22.50%	Worst Quarter: Q3 2011 -23.02%

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Average Annual Total Return as of December 31, 2017

	1 Year	5 Years	Since Inception (3/3/08)
Class A
Return Before Taxes	22.13%	13.52%	8.79%
Return After Taxes on Distributions	21.85%	11.99%	7.70%
Return After Taxes on Distributions and Sale of Fund Shares	12.75%	10.32%	6.90%
Class C
Return Before Taxes	26.98%	13.96%	8.61%
Russell 2000 Growth Index (reflects no deductions for fees, expenses or taxes)	22.17%	15.21%	10.86%

In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for Class C Shares, which are not shown, will vary from those shown for Class A Shares. A "Return After Taxes on Distributions and Sale of Fund Shares" may sometimes be higher than the other two return figures; this happens when there is a capital loss on redemptions, giving rise to a tax benefit to the shareholder.

Management

Investment Manager	Portfolio Manager Primarily Responsible for Day-to-Day Management of the Fund's Portfolio
Fred Alger Management, Inc.	Amy Y. Zhang, CFA Senior Vice President and Portfolio Manager Since February 2015

Prospectus 42/96

Shareholder Information

Purchasing and Redeeming Fund Shares

Minimum Investments: the following minimums apply to an account in the Fund, whether invested in Class A or Class C Shares.

Type of Account	Initial Investment	Subsequent Investment
Regular account	$1,000	$50
Retirement Accounts (including IRAs)	500	50
Automatic Investment	500	50
Asset-based Fee Program Accounts	250	50

Minimums may be waived in certain circumstances. See "Additional Information about Minimum Initial Investments" in the Prospectus.

In general, investors may purchase or redeem Fund shares on any business day by mail (DST Asset Manager Solutions, Inc., Attn: The Alger Funds, P. O. Box 8480, Boston, MA 02266-8480), online at www.alger.com, by telephone 1(800) 992-3863, or through a financial intermediary.

Investors who wish to purchase, exchange or redeem Fund shares through a financial intermediary should contact their financial intermediary directly.

Tax Information

The Fund's distributions may be taxable as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary's website for more information.

Prospectus 43/96

Alger Health Sciences Fund

Investment Objective

Alger Health Sciences Fund seeks long-term capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A Shares of the Alger Family of Funds, including the Fund. More information about these and other discounts is available from your financial professional and in "Purchasing and Redeeming Fund Shares" and in Appendix A – Waivers and Discounts Available from Intermediaries in the Fund's Prospectus, and in the sections "Right of Accumulation (Class A Shares)" and "Letter of Intent (Class A Shares)" in the Fund's Statement of Additional Information.

	Alger Health Sciences Fund
Class	A	C
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a % of offering price	5.25%	None
Maximum deferred sales charge (load) as a % of purchase price or redemption proceeds, whichever is lower	None*	1.00%
Annual Fund Operating Expenses** (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	.55%	.55%
Distribution and/or Service (12b-1) Fees	.25%	1.00%
Other Expenses	.32%	.34%
Total Annual Fund Operating Expenses	1.12%	1.89%

*  Purchases of $1 million or more of Class A Shares at net asset value may be subject to a contingent deferred sales charge of 1.00% on redemptions made within 12 months of purchase.

**  The expense information in the table has been restated to reflect a reduction in management fees that was effective on January 1, 2018.

Example

The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you

Prospectus 44/96

would pay the following expenses if you redeemed your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Class A	$633	$862	$1,110	$1,817
Class C	$292	$594	$1,021	$2,212

You would pay the following expenses if you did not redeem your shares:

Class C	$192	$594	$1,021	$2,212

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 106.66% of the average value of its portfolio.

Principal Investment Strategy

Fred Alger Management, Inc. believes companies undergoing Positive Dynamic Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies of any market capitalization that are engaged in the health sciences sector. Equity securities include common or preferred stocks that are listed on U.S. or foreign exchanges. A company will be considered to be engaged in the health sciences sector if it derives at least 50% of its earnings or revenues from, or devotes at least 50% of its assets to, activities in any area of the health sciences sector, including health care services, pharmaceuticals, medical equipment and supplies and applied research and development. Such companies include, but are not limited to:

•  hospitals, clinical test laboratories, convalescent and mental health care facilities, home care providers, and companies that supply services to any of the foregoing;

•  companies involved in pharmaceuticals, biotechnology, biochemistry and diagnostics; and

•  producers and manufacturers of medical, dental and optical supplies and equipment.

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The Fund's portfolio manager(s) may sell a stock when it reaches a target price, it fails to perform as expected, or other opportunities appear more attractive. As a result, the Fund may engage in active trading of portfolio securities.

The Fund can leverage, that is, borrow money to buy additional securities. By borrowing money, the Fund has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed. However, leverage also has the potential to magnify any decrease in the value of the purchased securities.

The Fund can also invest in privately placed securities, which are securities acquired in non-public offerings for which there is no readily available market.

The Fund can invest in foreign securities.

Principal Risks

An investment in the Fund involves risks. The Fund's share price may go down, which means you could lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investment Risk – An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Market Risk – Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions.

Equity Securities Risk – As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund's price per share will fluctuate due to changes in the market prices of its investments. Also, the Fund's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Growth Stocks Risk – Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

Smaller Cap Securities Risk – Investing in companies of all capitalizations involves the risk that smaller issuers in which the Fund invests may have limited product lines or financial resources, or lack management depth. It may also be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund because of the potentially less frequent trading of stocks of smaller market capitalization.

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Leverage Risk – The cost of borrowing money to leverage may exceed the returns for the securities purchased or the securities purchased may actually go down in value; thus, the Fund's net asset value could decrease more quickly than if it had not borrowed.

Concentration Risk – Since the Fund concentrates its investments in the health sciences sector, the value of the Fund's shares may be more volatile than mutual funds that do not similarly concentrate their investments. Furthermore, because many of the industries in the health sciences sector are subject to substantial government regulation, changes in applicable regulations could adversely affect companies in those industries. In addition, the comparative rapidity of product development and technological advancement in many areas of the sector may be reflected in greater volatility of the stocks of companies operating in those areas.

Privately Placed Securities Risk – A private placement is an offering of a company's securities that is not registered with the SEC and is not offered to the public. Less information may be available about companies that make private placements than about publicly offered companies and such companies may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded. The sale or transfer of privately placed securities may be limited or prohibited by contract or law and such investments are generally considered to be illiquid. Privately placed securities are generally fair valued as they are not traded frequently. The Fund may be required to hold such positions for several years, if not longer, regardless of valuation, which may cause the Fund to be less liquid.

Portfolio Turnover (Active Trading) Risk – Because the Fund may engage in active trading of portfolio securities, it may incur increased transaction costs and brokerage commissions, both of which can lower the actual return on an investment. Active trading may also increase short-term gains and losses, which may affect the taxes a shareholder has to pay.

Foreign Securities Risk – The Fund's performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

Performance

The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. Performance in the bar chart does not reflect the effect of the sales charge imposed on purchases of Class A Shares of the Fund. If the bar chart reflected the applicable sales charges, returns would be less than those shown. The Fund's past performance (before and

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after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website www.alger.com.

Annual Total Return for Class A Shares as of December 31 (%)

Best Quarter: Q1 2017 16.29%	Worst Quarter: Q4 2008 -16.20%

Average Annual Total Return as of December 31, 2017

	1 Year	5 Years	10 Years	Since Inception (5/1/02)
Class A
Return Before Taxes	29.96%	16.30%	9.76%	11.91%
Return After Taxes on Distributions	29.04%	12.71%	7.86%	10.25%
Return After Taxes on Distributions and Sale of Fund Shares	17.72%	11.92%	7.40%	9.61%
Class C
Return Before Taxes	35.11%	16.67%	9.51%	11.64%
S&P 500 Index (reflects no deductions for fees, expenses or taxes)	21.83%	15.79%	8.50%	8.10%
Russell 3000 Healthcare Index (reflects no deductions for fees, expenses or taxes)	23.13%	17.99%	11.60%	9.10%

In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state

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and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for Class C Shares, which are not shown, will vary from those shown for Class A Shares. A "Return After Taxes on Distributions and Sale of Fund Shares" may sometimes be higher than the other two return figures; this happens when there is a capital loss on redemptions, giving rise to a tax benefit to the shareholder.

Management

Investment Manager	Portfolio Managers Jointly and Primarily Responsible for Day-to-Day Management of the Fund's Portfolio
Fred Alger Management, Inc.	Dan C. Chung, CFA Chief Executive Officer, Chief Investment Officer and Portfolio Manager Since October 2005
Teresa McRoberts Senior Vice President, Senior Analyst and Portfolio Manager Since February 2015

Shareholder Information

Purchasing and Redeeming Fund Shares

Minimum Investments: the following minimums apply to an account in the Fund, whether invested in Class A or Class C Shares.

Type of Account	Initial Investment	Subsequent Investment
Regular account	$1,000	$50
Retirement Accounts (including IRAs)	500	50
Automatic Investment	500	50
Asset-based Fee Program Accounts	250	50

Minimums may be waived in certain circumstances. See "Additional Information about Minimum Initial Investments" in the Prospectus.

In general, investors may purchase or redeem Fund shares on any business day by mail (DST Asset Manager Solutions, Inc., Attn: The Alger Funds, P. O. Box 8480, Boston, MA 02266-8480), online at www.alger.com, by telephone 1(800) 992-3863, or through a financial intermediary.

Investors who wish to purchase, exchange or redeem Fund shares through a financial intermediary should contact their financial intermediary directly.

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Tax Information

The Fund's distributions may be taxable as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary's website for more information.

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Alger Growth & Income Fund

Investment Objective

Alger Growth & Income Fund seeks to provide capital appreciation and current income.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A Shares of the Alger Family of Funds, including the Fund. More information about these and other discounts is available from your financial professional and in "Purchasing and Redeeming Fund Shares" and in Appendix A – Waivers and Discounts Available from Intermediaries in the Fund's Prospectus, and in the sections "Right of Accumulation (Class A Shares)" and "Letter of Intent (Class A Shares)" in the Fund's Statement of Additional Information.

	Alger Growth & Income Fund
Class	A	C
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases as a % of offering price	5.25%	None
Maximum deferred sales charge (load) as a % of purchase price or redemption proceeds, whichever is lower	None*	1.00%
Annual Fund Operating Expenses** (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	.50%	.50%
Distribution and/or Service (12b-1) Fees	.25%	1.00%
Other Expenses	.35%	.35%
Total Annual Fund Operating Expenses	1.10%	1.85%

*  Purchases of $1 million or more of Class A Shares at net asset value may be subject to a contingent deferred sales charge of 1.00% on redemptions made within 12 months of purchase.

**  The expense information in the table has been restated to reflect a reduction in management fees that was effective on January 1, 2018.

Example

The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you

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would pay the following expenses if you redeemed your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Class A	$631	$856	$1,099	$1,795
Class C	$288	$582	$1,001	$2,169

You would pay the following expenses if you did not redeem your shares:

Class C	$188	$582	$1,001	$2,169

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 7.78% of the average value of its portfolio.

Principal Investment Strategy

Fred Alger Management, Inc. believes companies undergoing Positive Dynamic Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

The Fund invests primarily in equity securities such as common or preferred stocks which Fred Alger Management, Inc. believes offer opportunities for capital appreciation and which also pay dividends. In considering such companies, Fred Alger Management, Inc. classifies them into three categories: Dividend Leaders – companies that generate high dividend yields; Dividend Growers – companies that have a history of strong and consistent dividend growth; and Kings of Cash Flow – companies that have strong potential for generating capital appreciation and the ability to return significant amounts of cash to investors as a result of their free cash flow. The Fund intends to invest at least 65% of its total assets in dividend paying equity securities. The Fund may invest up to 35% of its total assets in equity securities that do not pay dividends or in money market instruments and repurchase agreements. The Fund focuses on growing companies that, at the time of purchase of the securities, have a market capitalization equal to or greater than the market capitalization of companies included in the S&P 500 Index, as reported by the index as of the most recent quarter-end. This index is designed to track the performance of large-capitalization stocks. At December 31, 2017, the market capitalization of the companies in this index ranged from $2.7 billion to $868.9 billion.

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The Fund may invest a significant portion of its assets in securities of companies conducting business within a single sector, including the information technology, consumer discretionary, financials, healthcare, and industrials sectors.

The Fund's portfolio manager(s) may sell a stock when it reaches a target price, it fails to perform as expected, or other opportunities appear more attractive.

Principal Risks

An investment in the Fund involves risks. The Fund's share price may go down, which means you could lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investment Risk — An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Market Risk — Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions.

Equity Securities Risk – As with any portfolio that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund's price per share will fluctuate due to changes in the market prices of its investments. Also, the Fund's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds. In addition, there are special risks associated with investing in preferred securities, including deferral and omission of distributions, subordination to bonds and other debt securities in a company's capital structure, limited liquidity, limited voting rights and special redemption rights. The market value of preferred stocks is generally more sensitive to changes in interest rates than the market value of common stocks.

Growth Stocks Risk – Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

Income-Producing Securities Risk – Companies may cut or fail to declare dividends due to market downturns or other reasons.

Sector Risk – The Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within a sector. Companies in the same sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments in that sector than a fund that that has a more

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diversified portfolio. Generally, the more broadly the Fund invests, the more it spreads risk and potentially reduces the risks of loss and volatility.

The Fund may be more susceptible to particular risks that may affect companies in the information technology sector than if it were invested in a wider variety of companies in unrelated sectors. At times, the performance of such companies will lag the performance of other industries or the broader market as a whole. Certain technology related companies may face special risks that their products or services may not prove to be commercially successful. Technology related companies are also strongly affected by worldwide scientific or technological developments. As a result, their products may rapidly become obsolete. Such companies are also often subject to governmental regulation and may, therefore, be adversely affected by governmental policies. These factors may lead to limited earnings and/or failing profit margins. As a result, the value of technology related companies' securities may fall or fail to rise. In addition, many technology related companies have limited operating histories and prices of these companies' securities have historically been more volatile than other securities, especially over the short term.

Smaller Cap Securities Risk – Investing in companies of all capitalizations involves the risk that smaller issuers in which the Fund invests may have limited product lines or financial resources, or lack management depth. It may also be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund because of the potentially less frequent trading of stocks of smaller market capitalization.

Performance

The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. Performance in the bar chart does not reflect the effect of the sales charge imposed on purchases of Class A Shares of the Fund. If the bar chart reflected the applicable sales charges, returns would be less than those shown. Previously, the Fund followed a different investment objective and different strategies under the name "Alger Balanced Fund." Performance prior to April 1, 2011 does not reflect the Fund's current investment objective and strategies. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website www.alger.com.

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Annual Total Return for Class A Shares as of December 31 (%)

Best Quarter: Q4 2011 12.45%	Worst Quarter: Q4 2008 -17.68%

Average Annual Total Return as of December 31, 2017

	1 Year	5 Years	10 Years	Since 12/31/96*
Class A (Inception 12/31/96)
Return Before Taxes	14.29%	13.08%	7.65%	8.27%
Return After Taxes on Distributions	13.26%	11.89%	6.72%	7.19%
Return After Taxes on Distributions and Sale of Fund Shares	8.40%	9.98%	5.75%	6.45%
Class C (Inception 7/31/97)
Return Before Taxes	18.72%	13.44%	7.42%	8.06%
S&P 500 Index (reflects no deductions for fees, expenses or taxes)	21.83%	15.79%	8.50%	8.32%

*  Performance of the Fund's Class C Shares prior to July 31, 1997 reflects the performance of the Fund's Class A Shares, as adjusted with currently applicable sales charges and operating expenses, which differ from historical charges and expenses.

In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold

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their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for Class C Shares, which are not shown, will vary from those shown for Class A Shares. A "Return After Taxes on Distributions and Sale of Fund Shares" may sometimes be higher than the other two return figures; this happens when there is a capital loss on redemptions, giving rise to a tax benefit to the shareholder.

Management

Investment Manager	Portfolio Managers Jointly and Primarily Responsible for Day-to-Day Management of the Fund's Portfolio
Fred Alger Management, Inc.	Dan C. Chung, CFA Chief Executive Officer, Chief Investment Officer and Portfolio Manager Since January 2011
Gregory S. Adams, CFA Senior Vice President, Director of Quantitative & Risk Management and Portfolio Manager Since April 2012

Shareholder Information

Purchasing and Redeeming Fund Shares

Minimum Investments: the following minimums apply to an account in the Fund, whether invested in Class A or Class C Shares.

Type of Account	Initial Investment	Subsequent Investment
Regular account	$1,000	$50
Retirement Accounts (including IRAs)	500	50
Automatic Investment	500	50
Asset-based Fee Program Accounts	250	50

Minimums may be waived in certain circumstances. See "Additional Information about Minimum Initial Investments" in the Prospectus.

In general, investors may purchase or redeem Fund shares on any business day by mail (DST Asset Manager Solutions, Inc., Attn: The Alger Funds, P. O. Box 8480, Boston, MA 02266-8480), online at www.alger.com, by telephone 1(800) 992-3863, or through a financial intermediary.

Investors who wish to purchase, exchange or redeem Fund shares through a financial intermediary should contact their financial intermediary directly.

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Tax Information

The Fund's distributions may be taxable as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary's website for more information.

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Investment Objectives, Principal Investment Strategies and Related Risks

The investment objective, principal strategy and primary risks of each Fund are discussed individually above. Each Fund other than Alger Capital Appreciation Fund and Alger Growth & Income Fund has adopted a policy to invest at least 80% of its assets in specified securities appropriate to its name (as described in the Fund's Summary Section in this Prospectus) and to provide shareholders with at least 60 days' prior notice of any change with respect to this policy. Other than Alger International Growth Fund, each Fund's investment objective may be changed by the Board of Trustees without shareholder approval. A Fund will provide its shareholders with at least 60 days' prior notice of any change to its investment objective.

All of a Fund's share classes invest in the same portfolio of securities. Performance of each share class will vary from the performance of the Fund's other share classes due to the differences in charges or expenses. Remember that a Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.

Each index used in the Summary Sections is a broad-based index designed to track a particular market or market segment. No expenses, fees or taxes are reflected in the returns for the indexes, which are unmanaged. All returns for the indexes assume reinvestment of dividends and interest of the underlying securities that make up the respective index.

•  Russell 1000 Growth Index: An unmanaged index designed to measure the performance of the largest 1000 capitalization companies in the Russell 3000 Index with higher price-to-book ratios and higher forecasted growth values.

•  Russell 2000 Growth Index: An unmanaged index designed to measure the performance of the 2,000 smallest companies in the Russell 3000 Index with higher price-to-book ratios and higher forecasted growth values.

•  Russell 2500 Growth Index: An unmanaged index designed to measure the performance of the 2,500 smallest companies in the Russell 3000 Index with higher price-to-book ratios and higher forecasted growth values.

•  Russell 3000 Healthcare Index: An index designed to measure the performance of all healthcare holdings included in the Russell 3000 Index, which represents the 3,000 largest U.S. companies based on total market capitalization.

•  Russell Midcap Growth Index: An index of common stocks designed to track performance of medium-capitalization companies with greater than average growth orientation.

•  S&P 500 Index: An index of large company common stocks considered to be representative of the U.S. stock market.

•  Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA is an unmanaged, market capitalization-weighted index designed to provide a broad

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measure of equity market performance throughout the world, including both developed and emerging markets, but excluding the United States.

Additional Information About the Funds' Investment
Strategies and Investments

Investment Objectives

Each of Alger Capital Appreciation Fund, Alger International Growth Fund, Alger Mid Cap Growth Fund, Alger SMid Cap Focus Fund, Alger Small Cap Growth Fund, Alger Small Cap Focus Fund and Alger Health Sciences Fund seeks long-term capital appreciation. Alger Growth & Income Fund seeks to provide capital appreciation and current income.

Principal Investment Strategies and Related Risks

The following are each Fund's investment process, and principal investment strategies and related risks. Each Fund may invest in other securities that are not its principal strategy, and such strategies and related risks are described in more detail in the Fund's Statement of Additional Information.

Each Fund invests primarily in equity securities. Each Fund's investments in equity securities are primarily in common or preferred stocks, but its equity investments also may include securities convertible into or exchangeable for equity securities (including warrants and rights) and depositary receipts. Each Fund invests primarily in companies whose securities are traded on U.S. or foreign exchanges. The Funds invest primarily in "growth" stocks. The Funds' Manager, Fred Alger Management, Inc. ("Alger Management" or the "Manager"), believes that these companies tend to fall into one of two categories:

•  High Unit Volume Growth

Vital, creative companies which offer goods or services to a rapidly-expanding marketplace. They include both established and emerging firms, exercising market dominance, offering new or improved products, or simply fulfilling an increased demand for an existing product line.

•  Positive Life Cycle Change

Companies experiencing a major change which is expected to produce advantageous results. These changes may be as varied as new management, products or technologies; restructuring or reorganization; regulatory change; or merger and acquisition.

Each Fund other than Alger Capital Appreciation Fund, Alger International Growth Fund, and Alger Health Sciences Fund must take into account a company's market capitalization when considering it for investment. The market capitalization of a company is its price per share multiplied by its number of outstanding shares.

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Alger Capital Appreciation Fund

Under normal market circumstances, the Fund invests at least 85% of its net assets, plus any borrowings for investment purposes, in equity securities of companies of any market capitalization that Fred Alger Management, Inc. believes demonstrate promising growth potential. Equity securities include common or preferred stocks that are listed on U.S. or foreign exchanges.

The Fund's portfolio manager(s) may sell a stock when it reaches a target price, it fails to perform as expected, or other opportunities appear more attractive.

The Fund can leverage, that is, borrow money to buy additional securities. By borrowing money, the Fund has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed. However, leverage also has the potential to magnify any decrease in the value of the purchased securities.

The Fund may invest a significant portion of its assets in securities of companies conducting business within a single sector, including the information technology, consumer discretionary and health care sectors.

Alger International Growth Fund

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities, including common stocks, American Depositary Receipts and Global Depositary Receipts, of foreign companies. Foreign companies are companies (i) that are organized under the laws of a foreign country; (ii) whose securities are primarily listed in a foreign country; or (iii) that have a majority of their assets, or derive more than 50% of their revenue or profits from businesses, investments, or sales, outside the U.S. The Fund normally focuses its foreign investments in developed countries, but may also invest in emerging market securities. The Fund may invest in companies of any market capitalization, from large, well-established companies to small, emerging growth companies.

The Fund generally invests in at least three foreign countries, and, at times, may invest a substantial portion of its assets in a single foreign country. The Fund's benchmark is the Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA, which is an unmanaged market capitalization-weighted index designed to provide a broad measure of equity market performance throughout the world, including both developed and emerging markets, but excluding the United States. The Fund may also compare its performance to the MSCI Europe, Australasia, and Far East (EAFE) Index, which is an unmanaged, market capitalization-weighted index designed to measure the performance of publicly traded stocks issued by companies in developed markets, excluding the United States and Canada. While the MSCI EAFE Index excludes stocks of Canadian companies, the Fund may invest in such stocks.

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The Fund's portfolio manager(s) may sell a stock when it reaches a target price, it fails to perform as expected, or other opportunities appear more attractive. As a result, the Fund may engage in active trading of portfolio securities.

Alger Mid Cap Growth Fund

The Fund focuses on mid-sized companies that Fred Alger Management, Inc. believes demonstrate promising growth potential. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization within the range of companies included in the Russell Midcap Growth Index or the S&P MidCap 400 Index, as reported by the indexes as of the most recent quarter-end. Both indexes are designed to track the performance of medium-capitalization stocks. At December 31, 2017, the market capitalization of the companies in these indexes ranged from $626.1 million to $36.7 billion. Equity securities include common or preferred stocks that are listed on U.S. or foreign exchanges.

The Fund may invest a significant portion of its assets in securities of companies conducting business within a single sector, including the information technology, healthcare, consumer discretionary, and industrials sectors.

The Fund's portfolio manager(s) may sell a stock when it reaches a target price, it fails to perform as expected, or other opportunities appear more attractive. As a result, the Fund may engage in active trading of portfolio securities.

The Fund can invest in foreign securities.

Alger SMid Cap Focus Fund

Weatherbie Capital, LLC ("Weatherbie"), an affiliate of Fred Alger Management, Inc. and the Fund's sub-adviser, invests in smaller cap U. S. growth companies that Weatherbie believes have enduring earnings, reasonable valuations and a distinct competitive advantage. Weatherbie invests in Foundation growth stocks and Opportunity growth stocks. Foundation growth stocks are companies led by experienced management teams, with innovative business models and the potential for high sales and earnings growth. Opportunity growth stocks are companies whose earnings may be temporarily depressed, but Weatherbie believes change is underway that can reaccelerate earnings.

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of smallcap and midcap companies. Equity securities include common or preferred stocks that are listed on U.S. or foreign exchanges. Smallcap or midcap companies are companies that, at the time of purchase, have total market capitalization within the range of companies included in the Russell 2500 Growth Index or the Russell Midcap Growth Index, respectively, as reported by the indexes as of the most recent quarter-end. At December 31, 2017, the market capitalization of the companies in these indexes ranged from $22.5 million to $36.7 billion.

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As a focus fund, the Fund intends to invest a substantial portion of its assets in a smaller number of issuers, and may focus its holdings in fewer business sectors or industries. Generally the Fund will own approximately 50 holdings. Fund holdings may occasionally exceed this number for a variety of reasons.

The Fund may invest a significant portion of its assets in securities of companies conducting business within a single sector, including the information technology, consumer discretionary, health care, and industrials sectors.

The Fund's portfolio manager(s) may sell a stock when it reaches a target price, it fails to perform as expected, or other opportunities appear more attractive. As a result, the Fund may engage in active trading of portfolio securities.

The Fund can leverage, that is, borrow money to buy additional securities. By borrowing money, the Fund has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed. However, leverage also has the potential to magnify any decrease in the value of the purchased securities.

The Fund can invest in foreign securities.

Alger Small Cap Growth Fund

The Fund focuses on small, fast-growing companies that Fred Alger Management, Inc. believes offer innovative products, services or technologies to a rapidly-expanding marketplace. The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that, at the time of purchase of the securities, have total market capitalization between (1) the higher of (a) $5 billion or (b) the company in either the Russell 2000 Growth Index or the MSCI USA Small Cap Index (each, an "Index" and together, the "Indexes") with the highest capitalization, and (2) the company in either Index with the lowest capitalization, at any time during the most recent 12-month period as reported by either Index. Both Indexes are broad-based indexes of small capitalization stocks. At December 31, 2017, the market capitalization of the companies in the Indexes ranged from $6.4 million to $13.2 billion. Equity securities include common or preferred stocks that are listed on U.S. or foreign exchanges.

The Fund may invest a significant portion of its assets in securities of companies conducting business within a single sector, including the health care and information technology sectors.

The Fund's portfolio manager(s) may sell a stock when it reaches a target price, it fails to perform as expected, or other opportunities appear more attractive.

The Fund can invest in foreign securities.

Alger Small Cap Focus Fund

The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that, at the time of purchase of the securities, have total market capitalization between (1) the higher of

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(a) $5 billion or (b) the company in either the Russell 2000 Growth Index or the MSCI USA Small Cap Index (each, an "Index" and together, the "Indexes") with the highest capitalization, and (2) the company in either Index with the lowest capitalization, at any time during the most recent 12-month period as reported by either Index. Both Indexes are broad-based indexes of small capitalization stocks. At December 31, 2017, the market capitalization of the companies in the Indexes ranged from $6.4 million to $13.2 billion. Equity securities include common or preferred stocks that are listed on U.S. or foreign exchanges. In addition, under normal market conditions, the Fund invests at least 25% of its total assets in technology companies focused in the fields of medicine and information. From time to time, the Fund may have 25% or more of its total assets invested in any one of these industries. Fred Alger Management, Inc. believes that there is very little in the field of medicine that does not use some type of medical technology and that has not been affected by new technology. Advances in technology increasingly pervade health care companies through changes in medical and surgical procedures, drugs, medical devices, and new support systems.

As a focus fund, the Fund intends to invest a substantial portion of its assets in a smaller number of issuers. The Fund will concentrate its portfolio in a few industries. Generally the Fund will own approximately 50 holdings. Fund holdings may occasionally exceed this number for a variety of reasons.

The Fund's portfolio manager(s) may sell a stock when it reaches a target price, it fails to perform as expected, or other opportunities appear more attractive.

The Fund can leverage, that is, borrow money to buy additional securities. By borrowing money, the Fund has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed. However, leverage also has the potential to magnify any decrease in the value of the purchased securities.

The Fund can invest in foreign securities.

Alger Health Sciences Fund

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies of any market capitalization that are engaged in the health sciences sector. Equity securities include common or preferred stocks that are listed on U.S. or foreign exchanges. A company will be considered to be engaged in the health sciences sector if it derives at least 50% of its earnings or revenues from, or devotes at least 50% of its assets to, activities in any area of the health sciences sector, including health care services, pharmaceuticals, medical equipment and supplies and applied research and development. Such companies include, but are not limited to:

•  hospitals, clinical test laboratories, convalescent and mental health care facilities, home care providers, and companies that supply services to any of the foregoing;

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•  companies involved in pharmaceuticals, biotechnology, biochemistry and diagnostics; and

•  producers and manufacturers of medical, dental and optical supplies and equipment.

The Fund's portfolio manager(s) may sell a stock when it reaches a target price, it fails to perform as expected, or other opportunities appear more attractive. As a result, the Fund may engage in active trading of portfolio securities.

The Fund can leverage, that is, borrow money to buy additional securities. By borrowing money, the Fund has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed. However, leverage also has the potential to magnify any decrease in the value of the purchased securities.

The Fund can also invest in privately placed securities, which are securities acquired in non-public offerings for which there is no readily available market.

The Fund can invest in foreign securities.

Alger Growth & Income Fund

The Fund invests primarily in equity securities such as common or preferred stocks which Fred Alger Management, Inc. believes offer opportunities for capital appreciation and which also pay dividends. In considering such companies, Fred Alger Management, Inc. classifies them into three categories: Dividend Leaders – companies that generate high dividend yields; Dividend Growers – companies that have a history of strong and consistent dividend growth; and Kings of Cash Flow – companies that have strong potential for generating capital appreciation and the ability to return significant amounts of cash to investors as a result of their free cash flow. The Fund intends to invest at least 65% of its total assets in dividend paying equity securities. The Fund may invest up to 35% of its total assets in equity securities that do not pay dividends or in money market instruments and repurchase agreements. The Fund focuses on growing companies that, at the time of purchase of the securities, have a market capitalization equal to or greater than the market capitalization of companies included in the S&P 500 Index, as reported by the index as of the most recent quarter-end. This index is designed to track the performance of large-capitalization stocks. At December 31, 2017, the market capitalization of the companies in this index ranged from $2.7 billion to $868.9 billion.

The Fund may invest a significant portion of its assets in securities of companies conducting business within a single sector, including the information technology, consumer discretionary, financials, healthcare, and industrials sectors.

The Fund's portfolio manager(s) may sell a stock when it reaches a target price, it fails to perform as expected, or other opportunities appear more attractive.

Principal Investment Risk

An investment in a Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

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Market Risk

Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions.

Equity Securities Risk

As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund's price per share will fluctuate due to changes in the market prices of its investments. Because stock markets tend to move in cycles, stock prices overall may decline. A particular stock's market value may decline as a result of general market conditions that are not related to the issuing company (e.g., adverse economic conditions or investor sentiment) or due to factors that affect the particular company (e.g., management performance or factors affecting the industry). Also, a Fund's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Growth Stocks Risk

Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value. Expected growth may not be realized.

Small Cap Securities Risk

There may be greater risk in investing in smaller, less seasoned companies rather than larger, more established companies due to such factors as inexperienced management and limited product lines or financial resources. It may also be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund because of the potentially less frequent trading of stocks of smaller market capitalization.

Mid Cap Securities Risk

There may be greater risk in investing in medium-capitalization companies rather than larger, more established companies due to such factors as inexperienced management and limited product lines or financial resources. It may also be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund because of the potentially less frequent trading of stocks of smaller market capitalization.

Leverage Risk

Alger Capital Appreciation Fund, Alger SMid Cap Focus Fund, Alger Small Cap Focus Fund and Alger Health Sciences Fund can leverage, that is, borrow money to buy additional securities. By borrowing money, the Funds have the potential to increase

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their returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed. There is a risk that the cost of borrowing money to leverage may exceed the returns for the securities purchased or that the securities purchased may actually go down in value; thus the Fund's net asset value could decrease more quickly than if it had not borrowed.

Less Diversified Portfolio Risk

Each of Alger SMid Cap Focus Fund and Alger Small Cap Focus Fund may have a more concentrated portfolio than other funds, so it may be more vulnerable to changes in the market value of a single issuer and may be more susceptible to risks associated with a single economic, political or regulatory occurrence than a fund that has a more diversified portfolio. The Fund may have substantial holdings within a particular sector, and companies in similar industries may be similarly affected by particular economic or market events.

Concentration Risk

Since Alger Small Cap Focus Fund concentrates its investments in technology companies, the value of the Fund's shares may be more volatile than mutual funds that do not similarly concentrate their investments. Furthermore, because the field of medical technology is subject to substantial government regulation, changes in applicable regulations could adversely affect companies in those industries. In addition, the comparative rapidity of product development and technological advancement in those industries may be reflected in greater volatility of the stocks of companies operating in those areas. In addition, companies focused in the field of information technology can be significantly affected by intense competition, aggressive pricing, technological innovations, product obsolescence, patent considerations, product compatibility and consumer preferences.

Since Alger Health Sciences Fund concentrates its investments in the health sciences sector, the value of the Fund's shares may be more volatile than mutual funds that do not similarly concentrate their investments. Furthermore, because many of the industries in the health sciences sector are subject to substantial government regulation, changes in applicable regulations could adversely affect companies in those industries. In addition, the comparative rapidity of product development and technological advancement in many areas of the sector may be reflected in greater volatility of the stocks of companies operating in those areas.

Sector Risk

Each of Alger Capital Appreciation Fund, Alger Mid Cap Growth Fund, Alger SMid Cap Focus Fund, Alger Small Cap Growth Fund and Alger Small Cap Focus Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within a sector. Companies in the same sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments in that sector than a fund that that has a more diversified portfolio. Generally, the more

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broadly the Fund invests, the more it spreads risk and potentially reduces the risks of loss and volatility.

Each of Alger Capital Appreciation Fund and Alger SMid Cap Focus Fund may be more susceptible to particular risks that may affect companies in the information technology sector than if it were invested in a wider variety of companies in unrelated sectors. At times, the performance of such companies will lag the performance of other industries or the broader market as a whole. Certain technology related companies may face special risks that their products or services may not prove to be commercially successful. Technology related companies are also strongly affected by worldwide scientific or technological developments. As a result, their products may rapidly become obsolete. Such companies are also often subject to governmental regulation and may, therefore, be adversely affected by governmental policies. These factors may lead to limited earnings and/or failing profit margins. As a result, the value of technology related companies' securities may fall or fail to rise. In addition, many technology related companies have limited operating histories and prices of these companies' securities have historically been more volatile than other securities, especially over the short term.

Each of Alger Mid Cap Growth Fund, Alger Small Cap Growth Fund and Alger Small Cap Focus Fund may be more susceptible to particular risks that may affect companies in the information technology and healthcare sectors than if it were invested in a wider variety of companies in unrelated sectors. At times, the performance of such companies will lag the performance of other industries or the broader market as a whole, and the performance of such companies may be more volatile. The field of medical technology is subject to substantial governmental regulation and may, therefore, be adversely affected by governmental policies. These factors may lead to limited earnings and/or failing profit margins. As a result, the value of technology and healthcare companies' securities may fall or fail to rise. In addition, companies in the information technology and healthcare sectors can be significantly affected by intense competition, aggressive pricing, technological innovations, product obsolescence, patent considerations, product compatibility and consumer preferences. Many of these companies also have limited operating histories and prices of these companies' securities have historically been more volatile than other securities, especially over the short term.

Foreign Securities Risk

Investing in foreign securities involves risks related to the political, social and economic conditions of foreign countries, particularly emerging market countries. These risks may include political instability, exchange control regulations, expropriation, lack of comprehensive information, national policies restricting foreign investment, currency fluctuations, less liquidity, undiversified and immature economic structures, inflation and rapid fluctuations in inflation, withholding or other taxes, and operational risks. There may be less stringent government supervision and oversight of foreign markets than in the United States. There may be less corporate financial

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information publicly available, less stringent investor protection and disclosure standards, and differing auditing and legal standards.

Investment in foreign currencies is subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. A decline in the value of foreign currencies relative to the U.S. dollar will reduce the value of securities held by a Fund and denominated in those currencies. Foreign currencies also are subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government controls.

Portfolio Turnover (Active Trading) Risk

If the Fund engages in active trading of portfolio securities, it may incur increased transaction costs and brokerage commissions, both of which can lower the actual return on an investment. Active trading may also increase short-term gains and losses, which may affect the taxes a shareholder has to pay.

Income-Producing Securities Risk

Alger Growth & Income Fund invests in income-producing securities. Companies may cut or fail to declare dividends due to market downturns or other reasons.

Illiquid Investments Risk

Alger Health Sciences Fund invests in illiquid investments. Illiquid investments are investments that the Fund cannot sell within seven days at approximately current value. If the Fund holds illiquid investments it may be unable to quickly sell them or may be able to sell them only at a price below current value. Illiquid investments may be more difficult to value.

Restricted Securities Risk

Alger Health Sciences Fund invests in restricted securities (i.e., securities which are subject to legal or contractual restrictions on their resale), including restricted securities governed by Rule 144A under the Securities Act of 1933, as amended. The Fund may not invest more than 15% of its net assets in "illiquid" securities, which include certain restricted securities, including privately placed securities, other securities for which there is no readily available market and repurchase agreements with maturities of greater than seven days; however, restricted securities that are determined by the Board of Trustees of the Trust to be liquid are not subject to this limitation.

Temporary Defensive and Interim Investments

In times of adverse or unstable market, economic or political conditions, each Fund may invest up to 100% of its assets in cash, high-grade bonds, or cash equivalents (such as commercial paper or money market instruments) for temporary defensive reasons. This is to attempt to protect the Fund's assets from a temporary, unacceptable risk of loss, rather than directly to promote the Fund's investment objective. A

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Fund may also hold these types of securities in an amount up to 15% of net assets (35% of net assets, in the case of Alger Growth & Income Fund), pending the investment of proceeds from the sale of Fund shares or portfolio securities or to meet anticipated redemptions of Fund shares. A Fund may not achieve its investment objective while in a temporary defensive or interim position.

Management and Organization

Manager

Fred Alger Management, Inc.
360 Park Avenue South
New York, NY 10010

The Manager has been an investment adviser since 1964, and manages investments totaling (at December 31, 2017) approximately $23.1 billion ($15.9 billion in mutual fund assets as well as $7.2 billion in other assets). The Manager makes investment decisions for each Fund and continuously reviews its investment program. These management responsibilities are subject to the supervision of the Board of Trustees. The Funds pay the Manager advisory fees at the following annual rates based on a percentage of average daily net assets: Alger Capital Appreciation Fund – .81% for assets up to $2 billion, .65% for assets between $2 billion and $3 billion, .60% for assets between $3 billion and $4 billion, .55% for assets between $4 billion and $5 billion, and .45% for assets in excess of $5 billion; Alger International Growth Fund – .71% for assets up to $1 billion and .60% for assets in excess of $1 billion; Alger Mid Cap Growth Fund – .76% for assets up to $1 billion and .70% for assets in excess of $1 billion; Alger SMid Cap Focus Fund and Alger Small Cap Growth Fund – .81% for assets up to $1 billion and .75% for assets in excess of $1 billion; Alger Small Cap Focus Fund – .75%; Alger Health Sciences Fund – .55%; and Alger Growth & Income Fund – .50%.

The actual advisory fee rate paid by Alger Capital Appreciation Fund for the period ended October 31, 2017 was .77% of average daily net assets. The actual advisory fee rate paid by Alger International Growth Fund for the period ended October 31, 2017 was .71% of average daily net assets. The actual advisory fee rate paid by Alger Mid Cap Growth Fund for the period ended October 31, 2017 was .76% of average daily net assets. The actual advisory fee rate paid by Alger SMid Cap Focus Fund for the period ended October 31, 2017 was .81% of average daily net assets. The actual advisory fee rate paid by Alger Small Cap Growth Fund for the period ended October 31, 2017 was .81% of average daily net assets. The actual advisory fee rate paid by Alger Small Cap Focus Fund for the period ended October 31, 2017 was .75% of average daily net assets. The actual advisory fee rate paid by Alger Health Sciences Fund for the period ended October 31, 2017 was .81% of average daily net assets. The actual advisory fee rate paid by Alger Growth & Income Fund for the period ended October 31, 2017 was .585% of average daily net assets.

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A discussion of the Trustees' basis for approving the advisory agreement with respect to each Fund is available in the Funds' annual report to shareholders for its most recent October 31 fiscal year end.

Sub-Adviser

Weatherbie Capital, LLC
265 Franklin Street, 16th Floor
Boston, Massachusetts 02110

The Manager has engaged Weatherbie Capital, LLC ("Weatherbie" or the "Sub-Adviser"), an affiliate of the Manager, to serve as Alger SMid Cap Focus Fund's sub-adviser under a sub-investment advisory agreement between the Manager and the Sub-Adviser. Weatherbie is a registered investment adviser formed in 1995. As of December 31, 2017, Weatherbie had approximately $1.3 billion in assets under management. Weatherbie sub-advises the Fund subject to the Manager's supervision and approval. The Manager pays a sub-advisory fee to the Sub-Adviser out of its own resources at no additional charge to the Fund.

Portfolio Managers Jointly and Primarily Responsible for Day-to-Day Management of Portfolio Investments

Fund	Portfolio Managers	Since
Alger Capital Appreciation Fund	Ankur Crawford, Ph.D. Patrick Kelly, CFA	June 2015 September 2004
Alger International Growth Fund	Pedro V. Marcal	May 2013
Alger Mid Cap Growth Fund*	Dan C. Chung, CFA Teresa McRoberts Christopher R. Walsh, CFA	January 2018 February 2015 February 2013
Alger SMid Cap Focus Fund	H. George Dai, Ph. D. Joshua D. Bennett, CFA Matthew A. Weatherbie, CFA	March 2017 March 2017 March 2017
Alger Small Cap Growth Fund	Amy Y. Zhang, CFA Dan C. Chung, CFA	February 2015 January 2016
Alger Small Cap Focus Fund	Amy Y. Zhang, CFA	February 2015
Alger Health Sciences Fund	Dan C. Chung, CFA Teresa McRoberts	October 2005 February 2015
Alger Growth & Income Fund	Dan C. Chung, CFA Gregory S. Adams, CFA	January 2011 April 2012

*  Mr. Chung, the Manager's Chief Investment Officer, Ms. McRoberts and Mr. Walsh are each responsible for the management of a portion of the Fund's portfolio. Mr. Chung, for his portion, coordinates and oversees portfolio allocations by members of the Manager's analyst team for Alger Mid Cap Growth Fund. Each analyst is allocated a percentage of the Fund's total assets, is responsible for the management of that portion of the Fund's portfolio, and has such allocation rebalanced on a periodic basis by Mr. Chung.

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•  Mr. Adams has been employed by the Manager since 2006. He became a Senior Vice President and the Director of Quantitative & Risk Management in 2006, and a portfolio manager in 2012. From 2006 through 2012, Mr. Adams was a Senior Analyst.

•  Mr. Bennett is a Senior Managing Director, Director of Research of Weatherbie. He joined Weatherbie in 2007.

•  Mr. Chung has been employed by the Manager since 1994. He became a portfolio manager in 2000, Chief Investment Officer in 2001, President in 2003, and Chief Executive Officer in 2006.

•  Ms. Crawford has been employed by the Manager since 2004. She became a portfolio manager and a Senior Vice President in 2010. She served as a Vice President and an Analyst from 2007 to 2010, and a Senior Analyst from 2010 to 2016.

•  Mr. Dai is a Senior Managing Director and Co-Chief Investment Officer of Weatherbie. He joined Weatherbie in 2001.

•  Mr. Kelly has been employed by the Manager since 1999. He became a portfolio manager in 2004, an Executive Vice President in 2008, and Head of Alger Capital Appreciation and Spectra Strategies in 2015.

•  Mr. Marcal has been employed by the Manager since 2013 as a Senior Vice President and portfolio manager.

•   Ms. McRoberts has been employed by the Manager since 2015 as a Senior Vice President, a Senior Analyst and a Portfolio Manager. Prior to joining the Manager, she was a founder and partner of Bienville Health Science Partners, LP from September 2013 to January 2015. Ms. McRoberts was self-employed from November 2009 to September 2013.

•  Mr. Walsh has been employed by the Manager since 2001. He became a portfolio manager and a Senior Analyst in 2007, and a Senior Vice President in 2008.

•  Mr. Weatherbie is President, Chief Executive Officer and Co-Chief Investment Officer of Weatherbie. He founded Weatherbie in 1995.

•  Ms. Zhang has been employed by the Manager since 2015 as a Senior Vice President and Portfolio Manager. Prior to joining the Manager, she was a Managing Director and Senior Portfolio Manager at Brown Capital Management, Inc. from 2002 to 2015.

The Funds' Statement of Additional Information provides additional information about the portfolio managers' compensation structure, other accounts managed by the portfolio managers, and the portfolio managers' ownership of Fund securities.

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Administrator

Pursuant to a separate Fund Administration Agreement, the Manager also provides administrative services to each Fund, including, but not limited to: providing office space, telephone, office equipment and supplies; authorizing expenditures and approving bills for payment on behalf of the Fund; supervising preparation of periodic shareholder reports, notices and other shareholder communications; supervising the daily pricing of the Fund's investment portfolios and the publication of the net asset value of the Fund's shares, earnings reports and other financial data; monitoring relationships with organizations providing services to the Fund, including the Fund's custodian, blue sky agent and printers; providing trading desk facilities for the Fund; and supervising compliance by the Fund with recordkeeping and periodic reporting requirements under the Investment Company Act of 1940, as amended. Each Fund pays the Manager an administrative fee at the annual rate of 0.0275% of the Fund's average daily net assets.

For more information, please see the Shareholder Information section beginning on page A-1.

Pursuant to a separate Shareholder Administrative Services Agreement, the Manager also supervises the Fund's transfer agent, DST Asset Manager Solutions, Inc. (the "Transfer Agent"), and provides certain shareholder administrative services to the Fund. The Fund pays the Manager a shareholder administrative services fee at the annual rate of 0.0165% of net assets with respect to Class A, B and C Shares.

Hypothetical Investment and Expense Information

Hypothetical investment and expense information, which is not required to be included in this Prospectus by the Securities and Exchange Commission, is presented in the chart below. This information is intended to reflect the annual and cumulative effect of a Fund's expenses, including investment advisory fees and other Fund costs, on each Fund's total return over a 10-year period. The example assumes the following:

•  You invest $10,000 in the Fund and hold it for the entire 10-year period;

•  Your investment has a 5% return before expenses each year; and

•  The maximum initial sales charge is applied.

There is no assurance that the annual expense ratio will be the expense ratio for any Fund classes for any of the years shown. To the extent that the Manager and any of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary or other contractual arrangement, your actual expenses may be less. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios. Your actual returns and expenses are likely to differ (higher or lower) from those shown below.

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Alger Capital Appreciation Fund

Class A	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	1.23%	1.23%	1.23%	1.23%	1.23%	1.23%	1.23%	1.23%	1.23%	1.23%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	-1.48%	2.23%	6.09%	10.09%	14.24%	18.55%	23.01%	27.65%	32.46%	37.46%
End Investment Balance	$9,832	$10,203	$10,588	$10,987	$11,401	$11,831	$12,277	$12,740	$13,220	$13,718
Annual Expense	$644	$123	$128	$133	$138	$143	$148	$154	$160	$166
Class B	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	1.99%	1.99%	1.99%	1.99%	1.99%	1.99%	1.99%	1.99%	1.23%	1.23%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	3.01%	6.11%	9.30%	12.59%	15.98%	19.47%	23.07%	26.78%	31.55%	36.51%
End Investment Balance	$10,301	$10,611	$10,930	$11,259	$11,598	$11,947	$12,307	$12,678	$13,155	$13,651
Annual Expense	$202	$208	$214	$221	$227	$234	$241	$249	$159	$165
Class C	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	1.97%	1.97%	1.97%	1.97%	1.97%	1.97%	1.97%	1.97%	1.97%	1.97%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	3.03%	6.15%	9.37%	12.68%	16.10%	19.61%	23.24%	26.97%	30.82%	34.78%
End Investment Balance	$10,303	$10,615	$10,937	$11,268	$11,610	$11,961	$12,324	$12,697	$13,082	$13,478
Annual Expense	$200	$206	$212	$219	$225	$232	$239	$246	$254	$262

Alger International Growth Fund

Class A	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	1.34%	1.34%	1.34%	1.34%	1.34%	1.34%	1.34%	1.34%	1.34%	1.34%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	-1.59%	2.01%	5.75%	9.62%	13.63%	17.79%	22.10%	26.57%	31.20%	36.00%
End Investment Balance	$9,822	$10,181	$10,554	$10,940	$11,341	$11,756	$12,186	$12,632	$13,094	$13,573
Annual Expense	$654	$134	$139	$144	$149	$155	$160	$166	$172	$179

Class B	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	2.05%	2.05%	2.05%	2.05%	2.05%	2.05%	2.05%	2.05%	1.34%	1.34%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	2.95%	5.99%	9.11%	12.33%	15.65%	19.06%	22.57%	26.19%	30.80%	35.59%
End Investment Balance	$10,295	$10,599	$10,911	$11,233	$11,565	$11,906	$12,257	$12,619	$13,080	$13,559
Annual Expense	$208	$214	$220	$227	$234	$241	$248	$255	$172	$178

Class C	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	2.13%	2.13%	2.13%	2.13%	2.13%	2.13%	2.13%	2.13%	2.13%	2.13%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	2.87%	5.82%	8.86%	11.98%	15.20%	18.50%	21.90%	25.40%	29.00%	32.71%
End Investment Balance	$10,287	$10,582	$10,886	$11,198	$11,520	$11,850	$12,190	$12,540	$12,900	$13,271
Annual Expense	$216	$222	$229	$235	$242	$249	$256	$263	$271	$279

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Alger Mid Cap Growth Fund

Class A	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	1.32%	1.32%	1.32%	1.32%	1.32%	1.32%	1.32%	1.32%	1.32%	1.32%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	-1.57%	2.05%	5.81%	9.70%	13.74%	17.92%	22.26%	26.76%	31.43%	36.26%
End Investment Balance	$9,824	$10,185	$10,560	$10,949	$11,352	$11,769	$12,202	$12,651	$13,117	$13,600
Annual Expense	$652	$132	$137	$142	$147	$153	$158	$164	$170	$176

Class B	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	2.05%	2.05%	2.05%	2.05%	2.05%	2.05%	2.05%	2.05%	1.32%	1.32%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	2.95%	5.99%	9.11%	12.33%	15.65%	19.06%	22.57%	26.19%	30.83%	35.64%
End Investment Balance	$10,295	$10,599	$10,911	$11,233	$11,565	$11,906	$12,257	$12,619	$13,083	$13,564
Annual Expense	$208	$214	$220	$227	$234	$241	$248	$255	$170	$176

Class C	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	2.13%	2.13%	2.13%	2.13%	2.13%	2.13%	2.13%	2.13%	2.13%	2.13%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	2.87%	5.82%	8.86%	11.98%	15.20%	18.50%	21.90%	25.40%	29.00%	32.71%
End Investment Balance	$10,287	$10,582	$10,886	$11,198	$11,520	$11,850	$12,190	$12,540	$12,900	$13,271
Annual Expense	$216	$222	$229	$235	$242	$249	$256	$263	$271	$279

Alger SMid Cap Focus Fund

Class A	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	1.35%	1.35%	1.35%	1.35%	1.35%	1.35%	1.35%	1.35%	1.35%	1.35%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	-1.60%	1.99%	5.71%	9.57%	13.57%	17.72%	22.01%	26.47%	31.08%	35.87%
End Investment Balance	$9,821	$10,179	$10,551	$10,936	$11,335	$11,749	$12,178	$12,622	$13,083	$13,560
Annual Expense	$655	$135	$140	$145	$150	$156	$162	$167	$174	$180

Class C	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	2.12%	2.12%	2.12%	2.12%	2.12%	2.12%	2.12%	2.12%	2.12%	2.12%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	2.88%	5.84%	8.89%	12.03%	15.25%	18.57%	21.99%	25.50%	29.12%	32.83%
End Investment Balance	$10,288	$10,584	$10,889	$11,203	$11,525	$11,857	$12,199	$12,550	$12,912	$13,283
Annual Expense	$215	$221	$228	$234	$241	$248	$255	$262	$270	$278

Alger Small Cap Growth Fund

Class A	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	1.38%	1.38%	1.38%	1.38%	1.38%	1.38%	1.38%	1.38%	1.38%	1.38%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	-1.63%	1.93%	5.62%	9.44%	13.41%	17.51%	21.77%	26.17%	30.74%	35.47%
End Investment Balance	$9,818	$10,173	$10,542	$10,923	$11,319	$11,728	$12,153	$12,593	$13,049	$13,521
Annual Expense	$658	$138	$143	$148	$153	$159	$165	$171	$177	$183

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Class B	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	2.19%	2.19%	2.19%	2.19%	2.19%	2.19%	2.19%	2.19%	1.38%	1.38%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	2.81%	5.70%	8.67%	11.72%	14.86%	18.09%	21.41%	24.82%	29.34%	34.02%
End Investment Balance	$10,281	$10,570	$10,867	$11,172	$11,486	$11,809	$12,141	$12,482	$12,934	$13,402
Annual Expense	$222	$228	$235	$241	$248	$255	$262	$270	$175	$182

Class C	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	2.17%	2.17%	2.17%	2.17%	2.17%	2.17%	2.17%	2.17%	2.17%	2.17%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	2.83%	5.74%	8.73%	11.81%	14.97%	18.23%	21.57%	25.01%	28.55%	32.19%
End Investment Balance	$10,283	$10,574	$10,873	$11,181	$11,497	$11,823	$12,157	$12,501	$12,855	$13,219
Annual Expense	$220	$226	$233	$239	$246	$253	$260	$268	$275	$283

Alger Small Cap Focus Fund

Class A	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	1.20%	1.22%	1.22%	1.22%	1.22%	1.22%	1.22%	1.22%	1.22%	1.22%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	-1.45%	2.28%	6.14%	10.15%	14.32%	18.64%	23.12%	27.78%	32.61%	37.62%
End Investment Balance	$9,835	$10,207	$10,593	$10,993	$11,409	$11,840	$12,287	$12,752	$13,234	$13,734
Annual Expense	$641	$122	$127	$132	$137	$142	$147	$153	$159	$165

Class C	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	1.95%	1.97%	1.97%	1.97%	1.97%	1.97%	1.97%	1.97%	1.97%	1.97%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	3.05%	6.17%	9.39%	12.70%	16.12%	19.64%	23.26%	27.00%	30.85%	34.81%
End Investment Balance	$10,305	$10,617	$10,939	$11,270	$11,612	$11,964	$12,326	$12,700	$13,085	$13,481
Annual Expense	$198	$206	$212	$219	$225	$232	$239	$247	$254	$262

Alger Health Sciences Fund

Class A	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	1.12%	1.12%	1.12%	1.12%	1.12%	1.12%	1.12%	1.12%	1.12%	1.12%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	-1.37%	2.46%	6.43%	10.56%	14.85%	19.31%	23.94%	28.75%	33.74%	38.93%
End Investment Balance	$9,843	$10,225	$10,621	$11,033	$11,461	$11,906	$12,368	$12,848	$13,346	$13,864
Annual Expense	$633	$112	$117	$121	$126	$131	$136	$141	$147	$152

Class C	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	1.89%	1.89%	1.89%	1.89%	1.89%	1.89%	1.89%	1.89%	1.89%	1.89%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	3.11%	6.32%	9.62%	13.03%	16.55%	20.17%	23.91%	27.76%	31.74%	35.83%
End Investment Balance	$10,311	$10,632	$10,962	$11,303	$11,655	$12,017	$12,391	$12,776	$13,174	$13,583
Annual Expense	$192	$198	$204	$210	$217	$224	$231	$238	$245	$253

Prospectus 75/96

Alger Growth & Income Fund

Class A	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	1.10%	1.10%	1.10%	1.10%	1.10%	1.10%	1.10%	1.10%	1.10%	1.10%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	-1.35%	2.50%	6.49%	10.65%	14.96%	19.45%	24.11%	28.95%	33.97%	39.20%
End Investment Balance	$9,845	$10,228	$10,627	$11,042	$11,472	$11,920	$12,385	$12,868	$13,370	$13,891
Annual Expense	$631	$110	$115	$119	$124	$129	$134	$139	$144	$150

Class C	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	1.85%	1.85%	1.85%	1.85%	1.85%	1.85%	1.85%	1.85%	1.85%	1.85%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	3.15%	6.40%	9.75%	13.21%	16.77%	20.45%	24.25%	28.16%	32.20%	36.36%
End Investment Balance	$10,315	$10,640	$10,975	$11,321	$11,677	$12,045	$12,425	$12,816	$13,220	$13,636
Annual Expense	$188	$194	$200	$206	$213	$219	$226	$233	$241	$248

Financial Highlights

The financial highlights table is intended to help you understand each Fund's financial performance for the periods shown. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information in the table for the fiscal years ended October 31 has been audited by Deloitte & Touche LLP whose report, along with each Fund's financial statements, is included in the Annual Report, which is available upon request.

Prospectus 76/96

The Alger Funds Financial Highlights for a share outstanding throughout the period

Alger Capital Appreciation Fund Class A

	Year ended 10/31/17	Year ended 10/31/16	Year ended 10/31/15	Year ended 10/31/14	Year ended 10/31/13
Net asset value, beginning of period	$20.09	$21.83	$23.13	$21.18	$16.59
Income from Investment Operations:
Net investment income (loss) (i)	(0.02)	—	(0.04)	(0.03)	0.11
Net realized and unrealized gain on investments	5.96	(0.07)	1.97	3.51	4.67
Total from investment operations	5.94	(0.07)	1.93	3.48	4.78
Dividends from net investment income	—	—	—	—	(0.12)
Distributions from net realized gains	(0.17)	(1.67)	(3.23)	(1.53)	(0.07)
Net asset value, end of period	$25.86	$20.09	$21.83	$23.13	$21.18
Total return (ii)	29.84%	(0.42)%	9.15%	17.35%	29.11%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$1,506,389	$1,360,963	$1,592,859	$1,389,005	$1,217,389
Ratio of gross expenses to average net assets	1.23%	1.22%	1.23%	1.24%	1.26%
Ratio of expense reimbursements to average net assets	—	—	—	—	—
Ratio of net expenses to average net assets	1.23%	1.22%	1.23%	1.24%	1.26%
Ratio of net investment income (loss) to average net assets	(0.10)%	(0.02)%	(0.18)%	(0.14)%	0.58%
Portfolio turnover rate	72.99%	103.80%	141.43%	147.78%	123.81%

(i)  Amount was computed based on average shares outstanding during the period.

(ii)  Does not reflect the effect of sales charges, if applicable.

Prospectus 77/96

The Alger Funds Financial Highlights for a share outstanding throughout the period

Alger Capital Appreciation Fund Class B

	Year ended 10/31/17	Year ended 10/31/16	Year ended 10/31/15	Year ended 10/31/14	Year ended 10/31/13
Net asset value, beginning of period	$16.32	$18.17	$19.91	$18.58	$14.57
Income from Investment Operations:
Net investment loss (i)	(0.15)	(0.14)	(0.17)	(0.17)	(0.02)
Net realized and unrealized gain on investments	4.81	(0.04)	1.66	3.03	4.10
Total from investment operations	4.66	(0.18)	1.49	2.86	4.08
Distributions from net realized gains	(0.17)	(1.67)	(3.23)	(1.53)	(0.07)
Net asset value, end of period	$20.81	$16.32	$18.17	$19.91	$18.58
Total return (ii)	28.82%	(1.18)%	8.30%	16.37%	28.13%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$14,820	$16,682	$24,399	$30,382	$33,068
Ratio of gross expenses to average net assets	1.99%	2.04%	2.01%	2.03%	2.05%
Ratio of expense reimbursements to average net assets	—	—	—	—	—
Ratio of net expenses to average net assets	1.99%	2.04%	2.01%	2.03%	2.05%
Ratio of net investment income (loss) to average net assets	(0.85)%	(0.84)%	(0.95)%	(0.93)%	(0.15)%
Portfolio turnover rate	72.99%	103.80%	141.43%	147.78%	123.81%

(i)  Amount was computed based on average shares outstanding during the period.

(ii)  Does not reflect the effect of sales charges, if applicable.

Prospectus 78/96

The Alger Funds Financial Highlights for a share outstanding throughout the period

Alger Capital Appreciation Fund Class C

	Year ended 10/31/17	Year ended 10/31/16	Year ended 10/31/15	Year ended 10/31/14	Year ended 10/31/13
Net asset value, beginning of period	$16.39	$18.24	$19.97	$18.62	$14.62
Income from Investment Operations:
Net investment loss (i)	(0.15)	(0.13)	(0.17)	(0.17)	(0.03)
Net realized and unrealized gain on investments	4.84	(0.05)	1.67	3.05	4.12
Total from investment operations	4.69	(0.18)	1.50	2.88	4.09
Dividends from net investment income	—	—	—	—	(0.02)
Distributions from net realized gains	(0.17)	(1.67)	(3.23)	(1.53)	(0.07)
Net asset value, end of period	$20.91	$16.39	$18.24	$19.97	$18.62
Total return (ii)	28.88%	(1.17)%	8.33%	16.44%	28.14%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$297,044	$309,114	$314,402	$236,985	$198,377
Ratio of gross expenses to average net assets	1.97%	1.98%	1.99%	2.00%	2.02%
Ratio of expense reimbursements to average net assets	—	—	—	—	—
Ratio of net expenses to average net assets	1.97%	1.98%	1.99%	2.00%	2.02%
Ratio of net investment income (loss) to average net assets	(0.83)%	(0.78)%	(0.94)%	(0.90)%	(0.20)%
Portfolio turnover rate	72.99%	103.80%	141.43%	147.78%	123.81%

(i)  Amount was computed based on average shares outstanding during the period.

(ii)  Does not reflect the effect of sales charges, if applicable.

Prospectus 79/96

The Alger Funds Financial Highlights for a share outstanding throughout the period

Alger International Growth Fund Class A

	Year ended 10/31/17	Year ended 10/31/16	Year ended 10/31/15	Year ended 10/31/14	Year ended 10/31/13
Net asset value, beginning of period	$14.58	$15.57	$15.29	$15.27	$12.61
Income from Investment Operations:
Net investment income (i)	0.13	0.16	0.03	0.04	0.11
Net realized and unrealized gain (loss) on investments	3.11	(1.14)	0.40	(0.02)	2.64
Total from investment operations	3.24	(0.98)	0.43	0.02	2.75
Dividends from net investment income	(0.24)	(0.01)	(0.15)	—	(0.09)
Net asset value, end of period	$17.58	$14.58	$15.57	$15.29	$15.27
Total return (ii)	22.63%	(6.32)%	2.85%	0.15%	21.98%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$119,477	$107,398	$137,207	$130,957	$145,096
Ratio of gross expenses to average net assets	1.34%	1.35%	1.32%	1.32%	1.37%
Ratio of expense reimbursements to average net assets	—	—	—	—	—
Ratio of net expenses to average net assets	1.34%	1.35%	1.32%	1.32%	1.37%
Ratio of net investment income (loss) to average net assets	0.83%	1.08%	0.18%	0.25%	0.79%
Portfolio turnover rate	148.35%	134.84%	114.81%	97.50%	217.57%

(i)  Amount was computed based on average shares outstanding during the period.

(ii)  Does not reflect the effect of sales charges, if applicable.

Prospectus 80/96

The Alger Funds Financial Highlights for a share outstanding throughout the period

Alger International Growth Fund Class B

	Year ended 10/31/17	Year ended 10/31/16	Year ended 10/31/15	Year ended 10/31/14	Year ended 10/31/13
Net asset value, beginning of period	$12.76	$13.71	$13.44	$13.51	$11.18
Income from Investment Operations:
Net investment income (loss) (i)	0.02	0.05	(0.07)	(0.06)	0.02
Net realized and unrealized gain (loss) on investments	2.73	(1.00)	0.34	(0.01)	2.33
Total from investment operations	2.75	(0.95)	0.27	(0.07)	2.35
Dividends from net investment income	(0.16)	—	— (ii)	—	(0.02)
Net asset value, end of period	$15.35	$12.76	$13.71	$13.44	$13.51
Total return (iii)	21.71%	(6.86)%	2.04%	(0.52)%	21.07%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$24,777	$25,033	$31,357	$38,520	$63,826
Ratio of gross expenses to average net assets	2.05%	2.06%	2.04%	2.02%	2.04%
Ratio of expense reimbursements to average net assets	—	—	—	—	—
Ratio of net expenses to average net assets	2.05%	2.06%	2.04%	2.02%	2.04%
Ratio of net investment income (loss) to average net assets	0.13%	0.37%	(0.53)%	(0.47)%	0.17%
Portfolio turnover rate	148.35%	134.84%	114.81%	97.50%	217.57%

(i)  Amount was computed based on average shares outstanding during the period.

(ii)  Amount was less than $0.005 per share.

(iii)  Does not reflect the effect of sales charges, if applicable.

Prospectus 81/96

The Alger Funds Financial Highlights for a share outstanding throughout the period

Alger International Growth Fund Class C

	Year ended 10/31/17	Year ended 10/31/16	Year ended 10/31/15	Year ended 10/31/14	Year ended 10/31/13
Net asset value, beginning of period	$12.44	$13.57	$13.36	$13.44	$11.12
Income from Investment Operations:
Net investment loss (i)	0.01	0.04	(0.08)	(0.07)	—
Net realized and unrealized gain (loss) on investments	2.66	(0.99)	0.36	(0.01)	2.33
Total from investment operations	2.67	(0.95)	0.28	(0.08)	2.33
Dividends from net investment income	(0.13)	(0.18)	(0.07)	—	(0.01)
Net asset value, end of period	$14.98	$12.44	$13.57	$13.36	$13.44
Total return (ii)	21.70%	(7.04)%	1.99%	(0.60)%	20.94%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$12,130	$15,190	$21,697	$20,567	$17,786
Ratio of gross expenses to average net assets	2.13%	2.14%	2.09%	2.08%	2.15%
Ratio of expense reimbursements to average net assets	—	—	—	—	—
Ratio of net expenses to average net assets	2.13%	2.14%	2.09%	2.08%	2.15%
Ratio of net investment income (loss) to average net assets	0.06%	0.29%	(0.60)%	(0.49)%	0.03%
Portfolio turnover rate	148.35%	134.84%	114.81%	97.50%	217.57%

(i)  Amount was computed based on average shares outstanding during the period.

(ii)  Does not reflect the effect of sales charges, if applicable.

Prospectus 82/96

The Alger Funds Financial Highlights for a share outstanding throughout the period

Alger Mid Cap Growth Fund Class A

	Year ended 10/31/17	Year ended 10/31/16	Year ended 10/31/15	Year ended 10/31/14	Year ended 10/31/13
Net asset value, beginning of period	$10.20	$10.66	$10.54	$9.38	$7.05
Income from Investment Operations:
Net investment loss (i)	(0.07)	(0.03)	(0.07)	(0.04)	(0.03)
Net realized and unrealized gain on investments	3.34	(0.43)	0.19	1.20	2.36
Total from investment operations	3.27	(0.46)	0.12	1.16	2.33
Net asset value, end of period	$13.47	$10.20	$10.66	$10.54	$9.38
Total return (ii)	32.06%	(4.32)%	1.23%	12.37%	33.05%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$136,795	$111,423	$131,592	$142,977	$143,231
Ratio of gross expenses to average net assets	1.32%	1.33%	1.32%	1.35%	1.39%
Ratio of expense reimbursements to average net assets	—	—	—	—	—
Ratio of net expenses to average net assets	1.32%	1.33%	1.32%	1.35%	1.39%
Ratio of net investment income (loss) to average net assets	(0.55)%	(0.32)%	(0.67)%	(0.38)%	(0.31)%
Portfolio turnover rate	162.65%	99.42%	122.05%	194.81%	156.98%

(i)  Amount was computed based on average shares outstanding during the period.

(ii)  Does not reflect the effect of sales charges, if applicable.

Prospectus 83/96

The Alger Funds Financial Highlights for a share outstanding throughout the period

Alger Mid Cap Growth Fund Class B

	Year ended 10/31/17	Year ended 10/31/16	Year ended 10/31/15	Year ended 10/31/14	Year ended 10/31/13
Net asset value, beginning of period	$8.23	$8.67	$8.63	$7.73	$5.86
Income from Investment Operations:
Net investment loss (i)	(0.12)	(0.09)	(0.12)	(0.09)	(0.07)
Net realized and unrealized gain on investments	2.69	(0.35)	0.16	0.99	1.94
Total from investment operations	2.57	(0.44)	0.04	0.90	1.87
Net asset value, end of period	$10.80	$8.23	$8.67	$8.63	$7.73
Total return (ii)	31.23%	(5.07)%	0.46%	11.64%	31.91%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$18,375	$19,005	$26,151	$33,377	$50,341
Ratio of gross expenses to average net assets	2.05%	2.05%	2.02%	2.04%	2.10%
Ratio of expense reimbursements to average net assets	—	—	—	—	—
Ratio of net expenses to average net assets	2.05%	2.05%	2.02%	2.04%	2.10%
Ratio of net investment income (loss) to average net assets	(1.28)%	(1.05)%	(1.36)%	(1.05)%	(1.02)%
Portfolio turnover rate	162.65%	99.42%	122.05%	194.81%	156.98%

(i)  Amount was computed based on average shares outstanding during the period.

(ii)  Does not reflect the effect of sales charges, if applicable.

Prospectus 84/96

The Alger Funds Financial Highlights for a share outstanding throughout the period

Alger Mid Cap Growth Fund Class C

	Year ended 10/31/17	Year ended 10/31/16	Year ended 10/31/15	Year ended 10/31/14	Year ended 10/31/13
Net asset value, beginning of period	$8.15	$8.58	$8.56	$7.68	$5.82
Income from Investment Operations:
Net investment loss (i)	(0.13)	(0.09)	(0.13)	(0.10)	(0.08)
Net realized and unrealized gain on investments	2.65	(0.34)	0.15	0.98	1.94
Total from investment operations	2.52	(0.43)	0.02	0.88	1.86
Net asset value, end of period	$10.67	$8.15	$8.58	$8.56	$7.68
Total return (ii)	30.92%	(5.01)%	0.35%	11.46%	31.96%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$15,438	$18,495	$23,628	$25,932	$26,320
Ratio of gross expenses to average net assets	2.13%	2.16%	2.12%	2.16%	2.21%
Ratio of expense reimbursements to average net assets	—	—	—	—	—
Ratio of net expenses to average net assets	2.13%	2.16%	2.12%	2.16%	2.21%
Ratio of net investment income (loss) to average net assets	(1.35)%	(1.16)%	(1.47)%	(1.19)%	(1.13)%
Portfolio turnover rate	162.65%	99.42%	122.05%	194.81%	156.98%
(i)  Amount was computed based on average shares outstanding during the period.

(ii)  Does not reflect the effect of sales charges, if applicable.

Prospectus 85/96

The Alger Funds Financial Highlights for a share outstanding throughout the period

Alger SMid Cap Focus Fund Class A

	Year ended 10/31/17	Year ended 10/31/16	Year ended 10/31/15	Year ended 10/31/14	Year ended 10/31/13
Net asset value, beginning of period	$10.64	$16.72	$19.32	$20.89	$16.72
Income from Investment Operations:
Net investment loss (i)	(0.12)	(0.08)	(0.12)	(0.09)	(0.03)
Net realized and unrealized gain on investments	3.58	(0.04)	0.09	1.53	4.92
Total from investment operations	3.46	(0.12)	(0.03)	1.44	4.89
Distributions from net realized gains	(1.23)	(5.96)	(2.57)	(3.01)	(0.72)
Net asset value, end of period	$12.87	$10.64	$16.72	$19.32	$20.89
Total return (ii)	35.64%	(0.92)%	(0.31)%	7.68%	30.39%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$84,644	$82,618	$159,061	$241,510	$294,846
Ratio of gross expenses to average net assets	1.35%	1.35%	1.30%	1.27%	1.29%
Ratio of expense reimbursements to average net assets	—	—	—	—	—
Ratio of net expenses to average net assets	1.35%	1.35%	1.30%	1.27%	1.29%
Ratio of net investment income (loss) to average net assets	(1.02)%	(0.69)%	(0.65)%	(0.45)%	(0.19)%
Portfolio turnover rate	157.39%	164.36%	110.40%	91.59%	95.67%

(i)  Amount was computed based on average shares outstanding during the period.

(ii)  Does not reflect the effect of sales charges, if applicable.

Prospectus 86/96

The Alger Funds Financial Highlights for a share outstanding throughout the period

Alger SMid Cap Focus Fund Class C

	Year ended 10/31/17	Year ended 10/31/16	Year ended 10/31/15	Year ended 10/31/14	Year ended 10/31/13
Net asset value, beginning of period	$8.32	$14.45	$17.16	$19.00	$15.39
Income from Investment Operations:
Net investment loss (i)	(0.15)	(0.13)	(0.22)	(0.21)	(0.16)
Net realized and unrealized gain on investments	2.71	(0.04)	0.08	1.38	4.49
Total from investment operations	2.56	(0.17)	(0.14)	1.17	4.33
Distributions from net realized gains	(1.23)	(5.96)	(2.57)	(3.01)	(0.72)
Net asset value, end of period	$9.65	$8.32	$14.45	$17.16	$19.00
Total return (ii)	34.64%	(1.72)%	(1.09)%	6.92%	29.34%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$31,651	$32,183	$54,768	$63,572	$68,161
Ratio of gross expenses to average net assets	2.12%	2.15%	2.07%	2.03%	2.06%
Ratio of expense reimbursements to average net assets	—	—	—	—	—
Ratio of net expenses to average net assets	2.12%	2.15%	2.07%	2.03%	2.06%
Ratio of net investment income (loss) to average net assets	(1.79)%	(1.49)%	(1.43)%	(1.21)%	(0.96)%
Portfolio turnover rate	157.39%	164.36%	110.40%	91.59%	95.67%

(i)  Amount was computed based on average shares outstanding during the period.

(ii)  Does not reflect the effect of sales charges, if applicable.

Prospectus 87/96

The Alger Funds Financial Highlights for a share outstanding throughout the period

Alger Small Cap Growth Fund Class A

	Year ended 10/31/17	Year ended 10/31/16	Year ended 10/31/15	Year ended 10/31/14	Year ended 10/31/13
Net asset value, beginning of period	$6.15	$8.00	$8.96	$9.97	$7.79
Income from Investment Operations:
Net investment loss (i)	(0.06)	(0.05)	(0.08)	(0.07)	(0.04)
Net realized and unrealized gain on investments	2.31	(0.21)	0.11	0.19	2.53
Total from investment operations	2.25	(0.26)	0.03	0.12	2.49
Distributions from net realized gains	—	(1.59)	(0.99)	(1.13)	(0.31)
Net asset value, end of period	$8.40	$6.15	$8.00	$8.96	$9.97
Total return (ii)	36.59%	(3.92)%	0.16%	1.30%	33.15%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$102,318	$85,556	$115,594	$139,497	$175,214
Ratio of gross expenses to average net assets	1.38%	1.38%	1.35%	1.35%	1.38%
Ratio of expense reimbursements to average net assets	—	—	—	—	(0.02)%
Ratio of net expenses to average net assets	1.38%	1.38%	1.35%	1.35%	1.36%
Ratio of net investment income (loss) to average net assets	(0.88)%	(0.79)%	(0.92)%	(0.81)%	(0.49)%
Portfolio turnover rate	30.32%	55.25%	131.72%	88.98%	93.97%

(i)  Amount was computed based on average shares outstanding during the period.

(ii)  Does not reflect the effect of sales charges, if applicable.

Prospectus 88/96

The Alger Funds Financial Highlights for a share outstanding throughout the period

Alger Small Cap Growth Fund Class B

	Year ended 10/31/17	Year ended 10/31/16	Year ended 10/31/15	Year ended 10/31/14	Year ended 10/31/13
Net asset value, beginning of period	$4.73	$6.57	$7.59	$8.67	$6.86
Income from Investment Operations:
Net investment loss (i)	(0.09)	(0.08)	(0.12)	(0.12)	(0.09)
Net realized and unrealized gain on investments	1.78	(0.17)	0.09	0.17	2.21
Total from investment operations	1.69	(0.25)	(0.03)	0.05	2.12
Distributions from net realized gains	—	(1.59)	(0.99)	(1.13)	(0.31)
Net asset value, end of period	$6.42	$4.73	$6.57	$7.59	$8.67
Total return (ii)	35.73%	(4.80)%	(0.55)%	0.61%	32.21%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$5,397	$4,998	$6,564	$8,874	$13,626
Ratio of gross expenses to average net assets	2.19%	2.18%	2.16%	2.11%	2.13%
Ratio of expense reimbursements to average net assets	—	—	—	—	(0.02)%
Ratio of net expenses to average net assets	2.19%	2.18%	2.16%	2.11%	2.11%
Ratio of net investment income (loss) to average net assets	(1.68)%	(1.59)%	(1.73)%	(1.56)%	(1.24)%
Portfolio turnover rate	30.32%	55.25%	131.72%	88.98%	93.97%

(i)  Amount was computed based on average shares outstanding during the period.

(ii)  Does not reflect the effect of sales charges, if applicable.

Prospectus 89/96

The Alger Funds Financial Highlights for a share outstanding throughout the period

Alger Small Cap Growth Fund Class C

	Year ended 10/31/17	Year ended 10/31/16	Year ended 10/31/15	Year ended 10/31/14	Year ended 10/31/13
Net asset value, beginning of period	$4.59	$6.42	$7.44	$8.52	$6.76
Income from Investment Operations:
Net investment loss (i)	(0.09)	(0.08)	(0.12)	(0.12)	(0.10)
Net realized and unrealized gain on investments	1.72	(0.16)	0.09	0.17	2.17
Total from investment operations	1.63	(0.24)	(0.03)	0.05	2.07
Distributions from net realized gains	—	(1.59)	(0.99)	(1.13)	(0.31)
Net asset value, end of period	$6.22	$4.59	$6.42	$7.44	$8.52
Total return (ii)	35.51%	(4.79)%	(0.70)%	0.61%	31.94%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$8,007	$8,708	$13,724	$16,119	$19,461
Ratio of gross expenses to average net assets	2.17%	2.22%	2.16%	2.15%	2.18%
Ratio of expense reimbursements to average net assets	—	—	—	—	(0.02)%
Ratio of net expenses to average net assets	2.17%	2.22%	2.16%	2.15%	2.16%
Ratio of net investment income (loss) to average net assets	(1.64)%	(1.64)%	(1.73)%	(1.61)%	(1.31)%
Portfolio turnover rate	30.32%	55.25%	131.72%	88.98%	93.97%

(i)  Amount was computed based on average shares outstanding during the period.

(ii)  Does not reflect the effect of sales charges, if applicable.

Prospectus 90/96

The Alger Funds Financial Highlights for a share outstanding throughout the period

Alger Small Cap Focus Fund Class A

	Year ended 10/31/17	Year ended 10/31/16	Year ended 10/31/15	Year ended 10/31/14	Year ended 10/31/13
Net asset value, beginning of period	$11.16	$10.95	$11.52	$12.98	$10.88
Income from Investment Operations:
Net investment loss (i)	(0.11)	(0.09)	(0.14)	(0.11)	(0.08)
Net realized and unrealized gain on investments	3.86	0.30	0.55	0.60	3.55
Total from investment operations	3.75	0.21	0.41	0.49	3.47
Distributions from net realized gains	—	—	(0.98)	(1.95)	(1.37)
Net asset value, end of period	$14.91	$11.16	$10.95	$11.52	$12.98
Total return (ii)	33.60%	1.92%	3.78%	4.23%	36.03%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$77,791	$23,653	$14,480	$7,241	$7,563
Ratio of gross expenses to average net assets	1.22%	1.36%	1.82%	2.22%	2.45%
Ratio of expense reimbursements to average net assets	(0.02)%	(0.11)%	(0.22)%	(0.62)%	(0.85)%
Ratio of net expenses to average net assets	1.20%	1.25%	1.60%	1.60%	1.60%
Ratio of net investment income (loss) to average net assets	(0.86)%	(0.84)%	(1.24)%	(0.95)%	(0.69)%
Portfolio turnover rate	44.56%	75.50%	162.44%	91.91%	92.82%

(i)  Amount was computed based on average shares outstanding during the period.

(ii)  Does not reflect the effect of sales charges, if applicable.

Prospectus 91/96

The Alger Funds Financial Highlights for a share outstanding throughout the period

Alger Small Cap Focus Fund Class C

	Year ended 10/31/17	Year ended 10/31/16	Year ended 10/31/15	Year ended 10/31/14	Year ended 10/31/13
Net asset value, beginning of period	$10.25	$10.12	$10.79	$12.34	$10.48
Income from Investment Operations:
Net investment loss (i)	(0.20)	(0.15)	(0.20)	(0.17)	(0.15)
Net realized and unrealized gain on investments	3.53	0.28	0.51	0.57	3.38
Total from investment operations	3.33	0.13	0.31	0.40	3.23
Distributions from net realized gains	—	—	(0.98)	(1.95)	(1.37)
Net asset value, end of period	$13.58	$10.25	$10.12	$10.79	$12.34
Total return (ii)	32.49%	1.28%	3.06%	3.65%	35.00%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$48,345	$15,928	$8,020	$2,612	$2,636
Ratio of gross expenses to average net assets	1.97%	2.12%	2.53%	2.99%	3.23%
Ratio of expense reimbursements to average net assets	(0.02)%	(0.13)%	(0.28)%	(0.74)%	(0.98)%
Ratio of net expenses to average net assets	1.95%	1.99%	2.25%	2.25%	2.25%
Ratio of net investment income (loss) to average net assets	(1.61)%	(1.57)%	(1.91)%	(1.60)%	(1.34)%
Portfolio turnover rate	44.56%	75.50%	162.44%	91.91%	92.82%

(i)  Amount was computed based on average shares outstanding during the period.

(ii)  Does not reflect the effect of sales charges, if applicable.

Prospectus 92/96

The Alger Funds Financial Highlights for a share outstanding throughout the period

Alger Health Sciences Fund Class A

	Year ended 10/31/17	Year ended 10/31/16	Year ended 10/31/15	Year ended 10/31/14	Year ended 10/31/13
Net asset value, beginning of period	$16.01	$21.94	$26.96	$25.35	$21.75
Income from Investment Operations:
Net investment income (loss) (i)	(0.19)	(0.15)	(0.25)	(0.14)	(0.05)
Net realized and unrealized gain on investments	9.34	(2.39)	0.82	5.89	6.11
Total from investment operations	9.15	(2.54)	0.57	5.75	6.06
Dividends from net investment income	—	—	(0.16)	—	(0.01)
Distributions from net realized gains	—	(3.39)	(5.43)	(4.14)	(2.45)
Net asset value, end of period	$25.16	$16.01	$21.94	$26.96	$25.35
Total return (ii)	57.15%	(14.06)%	1.72%	26.29%	30.81%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$95,913	$68,686	$122,814	$139,306	$129,870
Ratio of gross expenses to average net assets	1.38%	1.41%	1.31%	1.31%	1.35%
Ratio of expense reimbursements to average net assets	—	—	—	—	—
Ratio of net expenses to average net assets	1.38%	1.41%	1.31%	1.31%	1.35%
Ratio of net investment income (loss) to average net assets	(0.86)%	(0.87)%	(1.05)%	(0.59)%	(0.21)%
Portfolio turnover rate	106.66%	93.49%	133.92%	167.94%	115.08%

(i)  Amount was computed based on average shares outstanding during the period.

(ii)  Does not reflect the effect of sales charges, if applicable.

Prospectus 93/96

The Alger Funds Financial Highlights for a share outstanding throughout the period

Alger Health Sciences Fund Class C

	Year ended 10/31/17	Year ended 10/31/16	Year ended 10/31/15	Year ended 10/31/14	Year ended 10/31/13
Net asset value, beginning of period	$12.98	$18.53	$23.60	$22.83	$19.95
Income from Investment Operations:
Net investment loss (i)	(0.28)	(0.24)	(0.37)	(0.29)	(0.20)
Net realized and unrealized gain on investments	7.53	(1.92)	0.73	5.20	5.53
Total from investment operations	7.25	(2.16)	0.36	4.91	5.33
Dividends from net investment income	—	—	— (ii)
Distributions from net realized gains	—	(3.39)	(5.43)	(4.14)	(2.45)
Net asset value, end of period	$20.23	$12.98	$18.53	$23.60	$22.83
Total return (iii)	55.86%	(14.70)%	0.95%	25.37%	29.81%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$31,148	$28,242	$53,487	$60,628	$56,717
Ratio of gross expenses to average net assets	2.15%	2.18%	2.08%	2.06%	2.10%
Ratio of expense reimbursements to average net assets	—	—	—	—	—
Ratio of net expenses to average net assets	2.15%	2.18%	2.08%	2.06%	2.10%
Ratio of net investment income (loss) to average net assets	(1.63)%	(1.65)%	(1.81)%	(1.34)%	(0.98)%
Portfolio turnover rate	106.66%	93.49%	133.92%	167.94%	115.08%

(i)  Amount was computed based on average shares outstanding during the period.

(ii)  Amount was less than $0.005 per share.

(iii)  Does not reflect the effect of sales charges, if applicable.

Prospectus 94/96

The Alger Funds Financial Highlights for a share outstanding throughout the period

Alger Growth & Income Fund Class A

	Year ended 10/31/17	Year ended 10/31/16	Year ended 10/31/15	Year ended 10/31/14	Year ended 10/31/13
Net asset value, beginning of period	$32.66	$33.37	$33.56	$29.63	$24.43
Income from Investment Operations:
Net investment income (i)	0.56	0.59	0.59	0.63	0.56
Net realized and unrealized gain on investments	6.97	0.24	0.81	3.92	5.11
Total from investment operations	7.53	0.83	1.40	4.55	5.67
Dividends from net investment income	(0.50)	(0.50)	(0.51)	(0.62)	(0.47)
Distributions from net realized gains	(0.01)	(1.04)	(1.08)
Net asset value, end of period	$39.68	$32.66	$33.37	$33.56	$29.63
Total return (ii)	23.22%	2.62%	4.26%	15.53%	23.45%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$72,427	$64,123	$70,933	$73,674	$80,832
Ratio of gross expenses to average net assets	1.19%	1.14%	1.15%	1.18%	1.19%
Ratio of expense reimbursements to average net assets	—	—	—	—	—
Ratio of net expenses to average net assets	1.19%	1.14%	1.15%	1.18%	1.19%
Ratio of net investment income (loss) to average net assets	1.52%	1.85%	1.76%	2.00%	2.07%
Portfolio turnover rate	7.78%	5.36%	15.83%	21.20%	29.27%

(i)  Amount was computed based on average shares outstanding during the period.

(ii)  Does not reflect the effect of sales charges, if applicable.

Prospectus 95/96

The Alger Funds Financial Highlights for a share outstanding throughout the period

Alger Growth & Income Fund Class C

	Year ended 10/31/17	Year ended 10/31/16	Year ended 10/31/15	Year ended 10/31/14	Year ended 10/31/13
Net asset value, beginning of period	$32.23	$32.95	$33.18	$29.33	$24.22
Income from Investment Operations:
Net investment income (i)	0.28	0.35	0.33	0.38	0.34
Net realized and unrealized gain on investments	6.88	0.24	0.80	3.89	5.08
Total from investment operations	7.16	0.59	1.13	4.27	5.42
Dividends from net investment income	(0.24)	(0.27)	(0.28)	(0.42)	(0.31)
Distributions from net realized gains	(0.01)	(1.04)	(1.08)
Net asset value, end of period	$39.14	$32.23	$32.95	$33.18	$29.33
Total return (ii)	22.28%	1.87%	3.47%	14.65%	22.53%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$22,266	$20,790	$21,156	$19,999	$17,173
Ratio of gross expenses to average net assets	1.94%	1.88%	1.90%	1.93%	1.96%
Ratio of expense reimbursements to average net assets	—	—	—	—	—
Ratio of net expenses to average net assets	1.94%	1.88%	1.90%	1.93%	1.96%
Ratio of net investment income (loss) to average net assets	0.76%	1.09%	0.99%	1.22%	1.27%
Portfolio turnover rate	7.78%	5.36%	15.83%	21.20%	29.27%

(i)  Amount was computed based on average shares outstanding during the period.

(ii)  Does not reflect the effect of sales charges, if applicable.

Prospectus 96/96

Shareholder Information

Distributor

Fred Alger & Company, Incorporated
360 Park Avenue South
New York, NY 10010

Transfer Agent

DST Asset Manager Solutions, Inc.
P.O. Box 8480
Boston, MA 02266-8480

Net Asset Value

The value of one share is its "net asset value," or NAV. The NAV for a Fund is calculated as of the close of business (normally 4:00 p.m. Eastern time) every day the New York Stock Exchange ("NYSE") is open. Generally, the NYSE is closed on weekends and national holidays.

NAV (net asset value) of a class of shares is computed by adding together the value allocable to the class of the Fund's investments plus cash and other assets, subtracting applicable liabilities and then dividing the result by the number of outstanding shares of the class.

Foreign securities are usually valued on the basis of the most recent closing price of the foreign markets on which such securities principally trade. For each Fund that invests in foreign securities principally listed on foreign exchanges that may trade on days the NYSE is closed, such as Alger International Growth Fund ("International Fund") the value of the Fund's assets may be affected on days when shareholders will not be able to purchase or redeem Fund shares.

The assets of each Fund are generally valued on the basis of market quotations. If market quotations are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the market on which the security is principally traded, the security may be valued on the basis of fair value as determined by the Manager under procedures adopted by the Trust's Board of Trustees. A security's valuation may differ depending on the method used for determining value. Short-term money market instruments held by the Fund are generally valued on the basis of amortized cost.

In determining whether market quotations are reliable and readily available, the Manager monitors information it routinely receives for significant events it believes will affect market prices of portfolio instruments held by a Fund. Significant events may affect a particular company (for example, a trading halt in the company's securities on an exchange during the day) or may affect securities markets (for example, a

Prospectus A-1/A-24

natural disaster that causes a market to close). If the Manager is aware of a significant event that has occurred after the close of the market where a portfolio instrument is primarily traded, but before the close of the NYSE, that the Manager believes has affected or is likely to affect the price of the instrument, the Manager will use its best judgment to determine a fair value for that portfolio instrument under procedures adopted by the Board of Trustees.

The Manager believes that under certain circumstances foreign securities values may be affected by volatility that occurs in U.S. markets on a trading day after the close of foreign securities markets. The Manager's fair valuation procedures therefore include a procedure whereby foreign securities prices may be "fair valued" to take those factors into account.

Purchasing and Redeeming Fund Shares

Shares of a Fund can be purchased or redeemed on any day the NYSE is open. Orders will be processed at the NAV next calculated after the purchase or redemption request is received in good order by the Transfer Agent or other agent appointed by the Distributor. Ordinarily, the Fund will issue a redemption check within seven days after the Transfer Agent receives a redemption request in good order. "In good order" means that all necessary information and documentation related to the redemption request have been provided to the Fund's transfer agent or authorized intermediary, if applicable. If your request is not in good order, the Fund's transfer agent may require additional documentation in order to redeem your shares. However, when you buy shares with a check or via TelePurchase, Automatic Investment Plan, or online, the Fund will not issue payment for redemption requests against those funds until the purchase proceeds are available, which may take up to 15 days. Payment may be postponed in cases where the SEC declares an emergency or normal trading is halted. The Transfer Agent or the Fund may reject any purchase order. Share certificates are not issued for shares of the Fund.

Under normal circumstances, each Fund expects to meet redemption requests by using cash or cash equivalents in its portfolio and/or by selling portfolio assets to generate cash. A Fund also may pay redemption proceeds using cash obtained through borrowing arrangements that may be available from time to time.

Each Fund may pay all or a portion of your redemption proceeds in securities rather than cash (i.e., "redeem in kind") if, for example, the redemption request is during stressed market conditions or the Fund believes that a cash redemption may have a substantial impact on the Fund and its remaining shareholders. Securities will generally be selected on a pro rata basis pursuant to the Fund's procedures. A shareholder who receives a redemption in kind bears the market risk of the securities until they are converted into cash, in transactions conducted at the shareholder's expense.

Legislation passed by Congress in 2008 requires mutual funds to report both to the shareholder and to the Internal Revenue Service the "cost basis" of shares acquired on or after January 1, 2012 that are subsequently redeemed or exchanged. This

Prospectus A-2/A-24

reporting is not required for Fund shares held in retirement or other tax-advantaged accounts or for certain other types of entities (such as C corporations).

If you are a direct shareholder, you may request your cost basis reported on Form 1099-B to be calculated using any one of the alternative methods offered by the Fund. Please contact the Fund to make, revoke, or change your election. If you do not affirmatively elect a cost basis method then the Fund will use the average cost basis method. If you hold Fund shares through a broker, please contact that broker with respect to the reporting of cost basis and available elections for your account.

Please note that you will continue to be responsible for calculating and reporting gains and losses on redemptions of shares purchased prior to January 1, 2012. You are encouraged to consult your tax advisor regarding the application of the cost basis reporting rules and, in particular, which cost basis calculation method is best for you.

Dividends and Distributions and Tax Consequences

Except as noted below, all Funds declare and pay dividends and distributions annually, and expect that the annual payments to shareholders will consist primarily of capital gains, which may be taxable to you at different rates depending upon how long the Fund held the securities that it sold to create the gains (rather than the length of time you have held shares of the Fund), and that they will also include net investment income, which is taxable as ordinary income. Certain dividend income received by a Fund and paid to you may be subject to a maximum tax rate of 20% (qualified dividends); other income paid to you, such as non-qualifying dividend income or interest earned on debt securities held by the Fund, will continue to be taxed at the higher ordinary income rates. Dividends and distributions may differ among classes of shares of a Fund.

Alger Growth & Income Fund declares and pays dividends from net investment income quarterly. Distributions from net realized gains are declared and paid annually after the end of the fiscal year in which they were earned.

Unless you choose to receive cash payments by checking the box on your account application, any dividends and distributions will be reinvested automatically at the NAV on their payment dates. No additional sales charge will apply to automatically reinvested dividends and distributions. If you have chosen cash payments and a payment is returned to the Fund as undeliverable, that payment will be reinvested upon receipt by the Transfer Agent in Fund shares at the next NAV. All subsequent payments will be reinvested until you reinstate your cash election and provide a valid mailing address.

Regardless of whether you choose to take distributions in cash or reinvest them in the Fund, they may be subject to federal and state taxes. An exchange of Fund shares for shares of another fund will be treated as a sale of the Fund shares, and any gain on the transaction may be subject to federal and state taxes. Because everyone's tax situation is unique, see a tax advisor about federal, state and local tax consequences of investing in the Funds.

Prospectus A-3/A-24

Classes of Fund Shares

Each of Alger Capital Appreciation Fund, Alger Mid Cap Growth Fund, and Alger Small Cap Growth Fund offers four classes of shares (Class A, B, C, and Z Shares). Each of Alger Health Sciences Fund and Alger Growth & Income Fund offers three classes of shares (Class A, C, and Z Shares). Alger International Growth Fund offers five classes of shares (A, B, C, I, and Z Shares). Each of Alger Small Cap Focus Fund and Alger SMid Cap Focus Fund offers five classes of shares (A, C, I, Y, and Z Shares). Alger 25 Fund offers one class of shares (Class P Shares). Class A, B and C, Shares are offered in this prospectus. Class I Shares, Class P Shares, Class Y Shares, and Class Z Shares are generally offered only to institutional investors in separate prospectuses. Shares of classes A, B and C are subject to sales charges. The differences among the classes are described in the following charts:

Sales Charges

Class A Shares

When you buy Class A Shares you may pay the following sales charge:

Purchase Amount	Sales Charge as a % of Offering Price	Sales Charge as a % of Net Asset Value	Dealer Allowance as a % of Offering Price
Less than $25,000	5.25%	5.54%	5.00%
$25,000 - $49,999	4.50%	4.71%	4.25%
$50,000 - $99,999	4.00%	4.17%	3.75%
$100,000 - $249,999	3.50%	3.63%	3.25%
$250,000 - $499,999	2.50%	2.56%	2.25%
$500,000 - $749,999	2.00%	2.04%	1.75%
$750,000 - $999,999	1.50%	1.52%	1.25%
$1,000,000 and over	*	*	1.00%

*  Purchases of Class A Shares which, when combined with current holdings of Class A Shares of the Alger Family of Funds offered with a sales charge, equal or exceed $1,000,000 in the aggregate may be made at net asset value without any initial sales charge, but will be subject to a contingent deferred sales charge ("CDSC") of 1.00% on redemptions made within 12 months of purchase. The CDSC is waived if the shareholder's financial intermediary notified the Distributor before the shareholder purchased the Class A Shares that the financial intermediary would waive the 1.00% Dealer Allowance noted in the chart above.

In calculating a CDSC, the Fund assumes first, that the redemption is of shares, if any, that are not subject to any CDSC.

Distribution and/or Service (12b-1) Fees

Each Fund offering Class A Shares has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended (the "1940 Act") that allows Class A Shares to pay a 0.25% fee out of its assets on an ongoing basis for distribution and shareholder services provided to Class A shareholders. The Distributor may pay some or all of this fee to a broker-dealer, investment adviser or other financial institution ("Financial Intermediary") that also provides servicing and/or maintenance

Prospectus A-4/A-24

of shareholder accounts. These fees will increase the cost of your investment in Class A Shares and may cost you more than paying other types of sales charges.

Maximum Investment Amount:

No maximum investment limit for Class A shares.

Minimum Investment Amount:

For the minimum investment amount for Class A shares, see table below.

	Initial Investment	Subsequent Investment
Regular account	$1,000	$50
Retirement Accounts (including IRAs)	500	50
Automatic Investment	500	50
Asset-based Fee Program Accounts	250	50

Minimums may be waived in certain circumstances. See "Additional Information about Minimum Initial Investments" in the Prospectus.

Class B Shares

Class B Shares are subject to limited availability. See "Investment Instructions – Special Instructions for Class B Shares."

There is no sales charge when you buy Class B Shares.
When you redeem Class B Shares, you may pay the following CDSC:

Years Shares Were Held	Contingent Deferred Sales Charge (CDSC)
Less than one	5%
One but less than two	4%
Two but less than three	3%
Three but less than four	2%
Four but less than five	2%
Five but less than six	1%
Six or more	0%

In calculating a CDSC, the Fund assumes, first, that the redemption is of shares, if any, that are not subject to any CDSC and, second, that the remaining shares redeemed are those that are subject to the lowest charge.

Under certain circumstances, the CDSC may be waived. These circumstances are discussed below and in the Statement of Additional Information.

After eight years, your Class B Shares are automatically converted to Class A Shares. There are no sales charges imposed on the conversion.

Prospectus A-5/A-24

Distribution and/or Service (12b-1) Fees

Each Fund offering Class B Shares has adopted a plan pursuant to Rule 12b-1 under the 1940 Act that allows Class B Shares to pay a 1.00% fee out of its assets on an ongoing basis for distribution and shareholder services provided to Class B shareholders. The Distributor may pay some or all of this fee to a Financial Intermediary that also provides servicing and/or maintenance of shareholder accounts. These fees will increase the cost of your investment in Class B Shares and may cost you more than paying other types of sales charges.

Maximum Investment Amount: The maximum investment amount for Class B Shares is $49,999.

Minimum Investment Amount:

For the minimum investment amount for Class B Shares, see table below.

	Initial Investment	Subsequent Investment
Regular account	$1,000	$50
Retirement Accounts (including IRAs)	500	50
Automatic Investment	500	50
Asset-based Fee Program Accounts	250	50

Minimums may be waived in certain circumstances. See "Additional Information about Minimum Initial Investments" in the Prospectus.

Class C Shares

There is no sales charge when you buy Class C Shares.
When you redeem Class C Shares, you may pay the following CDSC:

Years Shares Were Held	Contingent Deferred Sales Charge (CDSC)
Less than one	1%
One or more	0%

In calculating a CDSC, the Fund assumes, first, that the redemption is of shares, if any, that are not subject to any CDSC. The Fund's Distributor collects and retains any applicable CDSC paid.

Under certain circumstances, the CDSC may be waived. These circumstances are discussed below and in the Statement of Additional Information.

Distribution and/or Service (12b-1) Fees

Each Fund offering Class C Shares has adopted a plan pursuant to Rule 12b-1 under the 1940 Act that allows Class C Shares to pay a 1.00% fee out of its assets on an

Prospectus A-6/A-24

ongoing basis for distribution and shareholder services provided to Class C shareholders. The Distributor may pay some or all of this fee to a Financial Intermediary that also provides servicing and/or maintenance of shareholder accounts. These fees will increase the cost of your investment in Class C Shares and may cost you more than paying other types of sales charges

At the time of the initial sale of Class C Shares, the Distributor generally pays a Financial Intermediary from its own resources an upfront commission of 1% of the amount invested. This amount represents a prepayment of the first year's distribution and shareholder servicing fees. In the first year following the initial sale, the Fund pays the distribution and shareholder service fees to the Distributor as reimbursement for the Distributor's upfront commission. If you redeem your Class C Shares on or before the first anniversary date of their purchase, you will pay a 1% CDSC. In the first year, the payment of a CDSC may result in the Distributor receiving amounts greater than the upfront commission paid to the Financial Intermediary. For Class C Shares held over a year, the Fund pays the distribution and shareholder service fees to the Distributor, who is responsible for paying Financial Intermediaries.

Maximum Investment Amount: The maximum investment limit for Class C Shares is $999,999.

Minimum Investment Amount:

For the minimum investment amount for Class C Shares, see table below.

	Initial Investment	Subsequent Investment
Regular account	$1,000	$50
Retirement Accounts (including IRAs)	500	50
Automatic Investment	500	50
Asset-based Fee Program Accounts	250	50

Minimums may be waived in certain circumstances. See "Additional Information about Minimum Initial Investments" in the Prospectus.

Waivers of Sales Charges

Different financial intermediaries may impose different sales charges or offer different sales charge discounts. These variations are described at the end of this Prospectus in Appendix A – Waivers and Discounts Available from Intermediaries.

No initial sales charge is imposed on purchases of Class A Shares, and no CDSC is imposed on redemptions of Class A, B and C Shares by:

•  employees, officers and or Trustees the Distributor and its affiliates,

•  Individual Retirement Accounts ("IRAs"), Keogh Plans and employee benefit plans for those persons and

Prospectus A-7/A-24

•  spouses, children, siblings and parents of those employees and trusts of which those individuals are beneficiaries, as long as orders for the shares on behalf of those individuals and trusts were placed by those persons;

•  accounts managed by the Manager,

•  employees, participants and beneficiaries of those accounts,

•  IRAs, Keogh Plans and employee benefit plans for those employees, participants and beneficiaries and

•  spouses and minor children of those employees, participants and beneficiaries as long as orders for the shares were placed by the employees, participants and beneficiaries;

•  directors or trustees of any investment company for which the Distributor or any of its affiliates serves as investment adviser or distributor;

•  employee benefit or retirement plans or charitable accounts, including, but not limited to, Individual Retirement Accounts, Keogh Plans, 401(k) plans, profit-sharing pension plans, defined benefit plans, Taft-Hartley multiemployer pension plans, 457 plans, 403(b) plans, non-qualified deferred compensation plans, and other defined contribution plans subject to the Employee Retirement Income Security Act of 1974, as amended, other than employee benefit or retirement plans or charitable accounts that purchase Class A Shares through brokerage relationships in which sales charges are customarily imposed;

•  an investment company registered under the Investment Company Act of 1940, as amended, in connection with the combination of the investment company with the Fund by merger, acquisition of assets or by any other transaction;

•  registered investment advisers for their own accounts;

•  certain registered investment advisers, banks, trust companies and other financial institutions (including broker-dealers) that have an agreement in place with the Distributor (see Appendix A – Charge Waivers and Discounts Available from Intermediaries of this Prospectus for a list of such entities), as long as the orders for the shares were placed on behalf of their clients;

•  certain financial intermediaries offering self-directed investment brokerage accounts that have an agreement in place with the Distributor (see Appendix A – Waivers and Discounts Available from Intermediaries of this Prospectus for a list of such entities);

•  a financial institution as shareholder of record on behalf of:

•  investment advisers or financial planners trading for their own accounts or the accounts of their clients, and who charge a separate fee for their services, and

•  clients of such investment advisers or financial planners trading for their own accounts if the accounts are linked to the master account of such investment adviser or financial planner on the books and records of the financial institution;

Prospectus A-8/A-24

•  a financial institution as shareholder of record on behalf of retirement and deferred compensation plans and trusts used to fund those plans;

•  registered representatives of broker-dealers that have an agreement in place with the Distributor, for their own accounts and their spouses, children, siblings and parents;

•  children or spouses of individuals who died in the terrorist attacks of September 11, 2001 made directly at the Fund;

•  shareholders of Alger Global Growth Fund as of January 21, 2005 purchasing Class A Shares directly from the Fund for their existing accounts; and

•  shareholders of Class N Shares as of September 23, 2008 purchasing Class A Shares of the Alger Family of Funds when those purchases are made directly from the Fund.

Investors purchasing Class A Shares who may be entitled to one of the foregoing waivers should consult with their financial adviser as to their eligibility, and are required to claim and substantiate their eligibility for the waiver at the time of purchase. It is also the responsibility of shareholders redeeming shares otherwise subject to a CDSC but qualifying for a waiver of the charge to assert this status at the time of redemption. As the Distributor has no information regarding the nature of the underlying shareholders in an omnibus account (in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, a common form of holding shares among retirement plans and financial intermediaries such as brokers, advisers and third-party administrators) it cannot aid in the substantiation of any such claims for waivers. Information regarding these procedures is available by contacting the Fund at (800) 992-3863.

Any CDSC which otherwise would be imposed on redemptions of shares of the Fund will be waived with respect to (a) redemptions of shares held at the time a shareholder becomes disabled or dies, including the shares of a shareholder who owns the shares with his or her spouse as joint tenants with right of survivorship, provided that the redemption is requested within one year after the death or initial determination of disability, (b) redemptions in connection with the following retirement plan distributions: (i) lump-sum or other distributions from a qualified corporate or Keogh retirement plan following retirement, termination of employment, death or disability (or in the case of a five percent owner of the employer maintaining the plan, following attainment of age 70-1/2); (ii) required distributions from an IRA following the attainment of age 70-1/2 or from a custodial account under Section 403(b)(7) of the Internal Revenue Code of 1986, as amended, following the later of retirement or attainment of age 70-1/2; and (iii) a tax-free return of an excess contribution to an IRA, (c) systematic withdrawal payments, and (d) redemptions by the Fund of Fund shares whose value has fallen below the minimum initial investment amount. For purposes of the waiver described in (a) above, a person will be deemed "disabled" if the person is unable to engage in any substantial gainful activity by reason of any medically determinable physical or mental impairment that can be expected to result in death or to be of long-continued and indefinite duration.

Prospectus A-9/A-24

Shareholders of record as of January 21, 2005 of the undesignated single class of shares of Alger Global Growth Fund (formerly Alger China-U.S. Growth Fund) may purchase Class A Shares of Global Fund for their existing accounts at net asset value without the imposition of a sales charge. Class N shareholders as of September 23, 2008 will not be subject to initial sales charges in connection with additional purchases of Class A Shares of the Alger Family of Funds. Due to operational limitations at certain financial intermediaries, a sales charge may be assessed unless you inform the financial intermediary at the time you make any additional purchase that you are eligible for this waiver. Notwithstanding the foregoing, shareholders investing through certain financial intermediaries may not be eligible to purchase shares without imposition of an initial sales charge through such financial intermediaries if the nature of their relationship with, and/or service received from, the financial intermediary changes. Please consult your financial representative for further details.

Reinstatement Privilege Under the Reinvestment Privilege, a shareholder who has redeemed Shares in a Fund account may reinvest all or part of the redemption proceeds in Shares of the same Fund in the same account without an initial sales charge and receive a credit for any CDSC paid on the redemption, provided the reinvestment is made within 30 days after the redemption. Reinvestment will be at the net asset value of the Fund next determined upon receipt of the proceeds and a letter requesting that this privilege be exercised, subject to confirmation of the shareholder's status or holdings, as the case may be. You will also receive a pro rata credit for any CDSC imposed. This reinvestment privilege may be exercised only once by a shareholder. Reinvestment will not alter any capital gains tax payable on the redemption and a loss may not be allowed for tax purposes.

Sales Charge Discounts

In addition to waivers of sales charges for eligible investors, there are several ways in which any investor in Class A Shares may be eligible for a sales charge discount. Information on sales charge discounts is posted on the Fund's website, www.alger.com.

When purchasing Class A Shares, when the dollar amount of your purchase reaches a specified level, known as a breakpoint, you are entitled to pay a discounted initial sales charge. For example, a purchase of up to $24,999 of Class A Shares of the Fund would be charged an initial charge of 5.25%, while a purchase of $25,000 would be charged an initial charge of 4.50%. There are several breakpoints, as shown in the above sales charge table for Class A Shares. The greater the investment, the greater the sales charge discount.

Letter of Intent A sales charge discount is also available to Class A Share investors who indicate an intent to purchase shares in an amount aggregating $25,000 or more over a 13-month period. A Letter of Intent ("LOI") allows the Class A Share investor to qualify for a breakpoint discount now without immediately investing the aggregate dollar amount at which the breakpoint discount is offered. The investor must refer to the LOI when placing purchase orders. For purposes of an LOI, the purchase amount includes purchases by "any person" (which includes an individual, his

Prospectus A-10/A-24

or her spouse or domestic partner and children, or a trustee or other fiduciary of a single trust, estate or single fiduciary account) of shares of all classes of the Funds in the Alger Family of Funds offered with a sales charge over the following 13 months. At the investor's request, the 13-month period may begin up to 90 days before the date the LOI is signed. The minimum initial investment under the LOI is 5% of the total LOI amount. Further details are in the Statement of Additional Information.

Rights of Accumulation A third way that an investor in Class A Shares may be eligible for a sales charge discount is by reason of Rights of Accumulation ("ROA"). With ROA, Class A Shares of the Fund may be purchased by "any person" (as defined in the immediately preceding paragraph) at a sales charge discount as determined by aggregating the dollar amount of the new purchase and the current value (at offering price) of all shares of all classes of the Funds in the Alger Family of Funds offered with a sales charge then held by such person and applying the sales charge applicable to such aggregate. In order to obtain such discount, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the sales charge discount. The right of accumulation is subject to modification or discontinuance at any time with respect to all shares purchased thereafter.

Additional Information about Minimum Initial Investments

The Distributor, in its sole discretion, may waive minimum initial investment requirements. Minimum initial investment and related requirements may be modified at any time, without prior notice.

There is no minimum initial investment for the following categories of eligible investors:

•  Any current employee of Fred Alger Management, Inc. or Fred Alger & Company, Incorporated, and any of their immediate family members who share the same address.

•  Trustees of the Funds and Directors of Alger Associates, Inc., and any of their immediate family members who share the same address.

Investment Instructions

Special Instructions for Class B Shares

With respect to each of Alger Capital Appreciation Fund, Alger International Growth Fund, Alger Mid Cap Growth Fund and Alger Small Cap Growth Fund, Class B Shares are not offered to new investors. Existing shareholders may continue to make additional purchases to their Class B Share accounts and may continue to purchase additional Class B Shares through the reinvestment of dividends and capital gain distributions paid by the Fund. In addition, existing shareholders may continue to exercise the exchange privilege as described below at "To Exchange Shares." Purchase orders received from new investors for Class B Shares will be invested in Class A Shares of the same Fund, subject to the initial sales charge that generally applies to Class A Shares.

Prospectus A-11/A-24

All other Class B Share features, including but not limited to Distribution and/or Service (12b-1) Fees, contingent deferred sales charges (CDSC) and the automatic conversion features, will remain unchanged.

To Open an Account:

By Mail: The Funds do not accept cash or cash alternatives for fund purchases. Make checks payable to "The Alger Funds." Visit the Fund's website to download a prospectus and New Account Application at www.alger.com, or call (800) 992-3863 to receive an application and prospectus via U.S. mail. Mail your completed application and check to the Fund's transfer agent:

DST Asset Manager Solutions, Inc.
Attn: The Alger Funds
P.O. Box 8480
Boston, MA 02266-8480

Overnight mail is to be sent to the Fund's transfer agent at the following address:

DST Asset Manager Solutions, Inc.
Attn: The Alger Funds
30 Dan Road
Canton, MA 02021

By FED Wire: Forward the completed New Account Application to DST Asset Manager Solutions, Inc., Attn: The Alger Funds, stating that the account will be established by wire transfer and the date and amount of the transfer. Have your bank wire funds to DST Asset Manager Solutions, Inc. Contact DST Asset Manager Solutions, Inc. at (800) 992-3863 for details.

By Financial Intermediary: Call or visit your broker-dealer, investment adviser, bank or other financial institution.

Automatically: Complete the Automatic Investment Plan option on your account application. Minimum automatic investment is $50 with a minimum initial investment of $500.

Online: You can open a new account online. Go to www.alger.com and follow the online instructions. Please be sure to first read the Fund prospectus before investing.

To Make Additional Investments in an Existing Account:

By Mail: Complete and return the Invest by Mail slip attached to your Alger Funds Statement and return the slip with your investment to:

DST Asset Manager Solutions, Inc.
Attn: The Alger Funds
P.O. Box 8480
Boston, MA 02266-8480

Prospectus A-12/A-24

By Telephone: TelePurchase* allows you to purchase shares by telephone (minimum $500, maximum $50,000). Your purchase will be processed at the NAV next calculated after your request is received and the funds will be transferred from your previously designated bank account to your Fund account normally within one business day. Call (800) 992-3863 to initiate a TelePurchase.

You can sign up for TelePurchase when you first establish your account or, to add this service to your existing account, complete and return the Additional Services Form available at www.alger.com or call (800) 992-3863 to receive the form by mail.

*TelePurchase is not available for Retirement Plans.

By FED Wire: Have your bank wire funds to DST Asset Manager Solutions, Inc. Contact DST Asset Manager Solutions, Inc. at (800) 992-3863 for details.

By Financial Intermediary: Call or visit your broker-dealer, investment adviser, bank or other financial institution.

Automatically: The Alger Family of Funds' Automatic Investment Plan allows you to make automatic purchases on the day of the month that you select. The minimum automatic investment is $50 with a minimum initial investment of $500.

You can sign up for the Automatic Investment Plan when you first establish your account or, to add this service to your existing account, complete and return the Additional Services Form available at www.alger.com or call (800) 992-3863 to receive the form by mail.

Government Direct Deposit* allows you to arrange direct deposit of U.S. federal government payments into your Fund account and Payroll Savings Plan* allows you to arrange direct deposit of a portion of your payroll directly to your Fund Account. Call (800) 992-3863 for a Payroll Savings Plan Form or download it at www.alger.com.

*Not available for Retirement Plans

Online: You can purchase additional shares in an existing Fund account. Go to www.alger.com and follow the online instructions.

To Exchange Shares:

By Telephone or Online: You can exchange Class A, B or C Shares of a Fund for the same class of shares of another fund in the Alger Family of Funds, subject to certain restrictions. You can go to www.alger.com, login to access your account, and follow the online instructions, or call (800) 992-3863 to exchange shares (unless you have refused the telephone exchange privilege on your New Account Application). Shares of one class may not be exchanged for shares of another class, except that in limited circumstances certain accounts will be permitted an exchange from one class to another, including, but not limited to from Class A Shares to Class I Shares, or from Class A Shares to Class Z or Class Z-2 Shares, or from Class C Shares to Class Z or Class Z-2 Shares.

Prospectus A-13/A-24

To Redeem Shares:

By Mail: Send a letter of instruction to DST Asset Manager Solutions, Inc., Attn: The Alger Funds which includes:

•  account number

•  Fund name and Share class

•  number of shares or dollar amount of redemption

•  where to send the proceeds

•  signature(s) of registered owner(s)

•  a Medallion signature guarantee is required if

•  your redemption is for more than $50,000; or

•  you want the check sent to a different address than the one we have on file; or

•  you want the check to be made payable to someone other than the registered owners we have on file; or

•  you have changed your address on file within the past 30 days.

By Telephone: Call (800) 992-3863 to sell shares (unless you refuse this service on your New Account Application). The Fund will send you a check for any amount. You cannot request a check if you have changed your address on file within the past 30 days. For amounts over $5,000, you can choose to receive a wire to a bank account you previously designated on the records of the Fund.

If you request that your redemption proceeds be wired to your bank account, there is generally a $10 fee per wire sent to a bank account that you had previously designated on the Fund's records, and generally a $15 fee per wire sent to a bank account not previously designated on the Fund's records. Fed wire requests to a bank account not previously designated on the Fund's records must be made in writing, and require a Medallion signature guarantee.

TeleRedemption* allows you to redeem shares by telephone (minimum $500, maximum $50,000). Your redemption will be processed at the NAV next calculated after your request is received and the funds will be transferred to your previously designated bank account normally within two business days. Shares issued in certificate form are not eligible for this service.

You can sign up for TeleRedemption when you first establish your account or, to add this service to your existing account, complete and return the Additional Services Form available at www.alger.com or call (800) 992-3863 to receive the form by mail.

*Not available for Retirement Plans

By Financial Intermediary: Call or visit your broker-dealer, investment adviser, bank or other financial institution.

Prospectus A-14/A-24

Automatically: Systematic Withdrawal Plan allows you to receive regular monthly, quarterly or annual payments. Your account value must be at least $10,000 at the time you begin participation in the Plan, and the payments must be for $50 or more. The maximum monthly withdrawal is 1% of the account value in the Fund at the time you begin participation in the Plan.

Online: You can redeem shares from an existing Fund account. Go to www.alger.com and follow the online instructions.

Medallion Signature Guarantee is a guarantee by a financial institution that your signature is authentic. The financial institution accepts liability for any forgery or fraud if the signature it guarantees proves to be counterfeit. It is an ideal means to protect investors and their assets. A notarization by a Notary Public is not an acceptable substitute.

Limitations on Excessive Trading

Each of the Funds except for International Fund invests predominantly in U.S.-traded, highly liquid securities for which current New York Stock Exchange closing prices are readily available on a daily basis. Each Fund will determine a fair value for portfolio securities for which current market closing prices are not readily available or otherwise require fair valuation in the circumstances discussed under "Net Asset Value." Active trading may be attempted and may, if carried out on a large scale, impose burdens on a Fund's portfolio managers, interfere with the efficient management of a Fund, increase a Fund's transaction costs, administrative costs or tax liability or otherwise be detrimental to the interests of a Fund and its other shareholders. The Funds therefore discourage market timing, and to the extent possible monitor for market timing patterns.

The Board of Trustees has adopted policies and procedures to discourage frequent and/or short-term trading of Fund shares. These policies and procedures allow a Fund to reject purchase or exchange orders, on a temporary or permanent basis, or redeem all Fund shares from investors that the Manager believes, in its reasonable business judgment, are engaging in frequent and/or short-term trading in Fund shares or shares of other funds sponsored by the Manager that is detrimental to the Fund involved. If the Fund rejects your purchase or exchange order, you will not be able to execute that transaction, and neither the Fund nor the Manager will be responsible for any losses you may suffer as a result.

In order to detect significant market timing, the Manager, in accordance with policies and procedures approved by the Trustees, will, among other things, seek to monitor overall subscription, redemption and exchange activity, and isolate significant daily activity to determine if there appears to be market timing activity in an individual portfolio. The Funds might not be able to detect frequent or short-term trading conducted by the underlying owners of shares held in omnibus accounts (in

Prospectus A-15/A-24

which shares are held in the name of an intermediary on behalf of multiple beneficial owners, a common form of holding shares among retirement plans and financial intermediaries such as brokers, advisers and third-party administrators) or placed through market intermediaries other than on a fully-disclosed basis, and therefore might not be able to effectively prevent frequent or short-term trading in those accounts. The Manager attempts to monitor these activities in omnibus accounts and will contract with broker-dealers that sell shares of the Funds and entities that hold omnibus accounts with its mutual funds to seek to discourage, detect and prevent market timing and active trading. For these and other reasons, there is no guarantee that the Funds' efforts to identify investors who engage in excessive trading activity or to curtail that activity will be successful.

Disclosure of Portfolio Holdings

The Board of Trustees has adopted policies and procedures relating to disclosure of the Funds' portfolio securities. These policies and procedures recognize that there may be legitimate business reasons for holdings to be disclosed and seek to balance those interests to protect the proprietary nature of the trading strategies and implementation thereof by the Funds.

Generally, the policies prohibit the release of information concerning portfolio holdings which have not previously been made public to individual investors, institutional investors, intermediaries that distribute the Funds' shares and other parties which are not employed by the Manager or its affiliates except when the legitimate business purposes for selective disclosure and other conditions (designed to protect the Funds) are acceptable.

The Funds make their full holdings available semi-annually in shareholder reports filed on Form N-CSR and after the first and third fiscal quarters in regulatory filings on Form N-Q. These shareholder reports and regulatory filings are filed with the SEC, as required by federal securities laws, and are generally available within sixty (60) days of the end of the Funds' fiscal quarter.

In addition, the Funds make publicly available their month-end top 10 holdings with a 10 day lag and their month-end full portfolios with a 60 day lag on their website www.alger.com and through other marketing communications (including printed advertising/sales literature and/or shareholder telephone customer service centers). No compensation or other consideration is received for the non-public disclosure of portfolio holdings information.

In accordance with the foregoing, the Funds provide portfolio holdings information to third parties including financial intermediaries and service providers who need access to this information in the performance of their services and are subject to duties of confidentiality (1) imposed by law, including a duty not to trade on non-public information, and/or (2) pursuant to an agreement that confidential information is not to be disclosed or used (including trading on such information) other than as required by law. This agreement must be approved by the Funds' Chief Compliance Officer, President, Secretary or Assistant Secretary.

Prospectus A-16/A-24

The Board of Trustees periodically reviews a report disclosing the third parties to whom each Fund's holdings information has been disclosed and the purpose for such disclosure, and it considers whether or not the release of information to such third parties is in the best interest of the Fund and its shareholders.

In addition to material the Funds routinely provide to shareholders, the Manager may, upon request, make additional statistical information available regarding the Alger Family of Funds. Such information will include, but not be limited to, relative weightings and characteristics of a Fund's portfolio versus its peers or an index (such as P/E (or price to book) ratio, EPS forecasts, alpha, beta, capture ratio, maximum drawdown, standard deviation, Sharpe ratio, information ratio, R-squared, and market cap analysis), security specific impact on overall portfolio performance, return on equity statistics, geographic analysis, number of holdings, month-end top ten contributors to and detractors from performance, breakdown of High Unit Volume Growth holdings vs. Positive Lifecycle Change holdings, portfolio turnover, and requests of a similar nature. Please contact the Funds at (800) 992-3863 to obtain such information.

Other Information

A Fund may redeem some of your shares "in kind," which means that some of the proceeds will be paid with securities the Fund owns instead of cash. If you receive securities, you should expect to incur brokerage or other charges in converting the securities to cash. If a Fund pays large redemptions in cash, these transactions may increase the Fund's transaction costs and detract from the Fund's performance. Large purchases pose similar risks.

Shares may be worth more or less when you redeem them than they were at the time you bought them. For tax purposes, this means that when you redeem them you may realize a short- or long-term capital gain or loss, depending upon how long you have held the shares.

Each Fund and the Transfer Agent have reasonable procedures in place to determine that instructions submitted by telephone are genuine. They include requesting personal identification and recording calls. If the Fund and Transfer Agent follow these procedures, they are not liable for acting in good faith on telephone instructions.

If you are a participant in a retirement plan, such as a 401(k) plan, and you purchase shares in a Fund through an administrator or trustee ("Plan Administrator") that maintains a master or "omnibus" account with one or more Funds for trading on behalf of retirement plans and their participants, the Plan Administrator may apply purchase and exchange limitations which are different than the limitations discussed herein. These limitations may be more or less restrictive than the limitations imposed by the Funds. Consult with your Plan Administrator to determine what purchase and exchange limitations may be applicable to your transactions in the Funds through your retirement plan.

Prospectus A-17/A-24

Other Payments by the Funds. In addition to fees that the Funds may pay to a Financial Intermediary pursuant to the Rule 12b-1 plan and fees the Funds pay to their Transfer Agent, DST Asset Manager Solutions, Inc., the Distributor, on behalf of a Fund, may enter into non-plan agreements with affiliated and unaffiliated Financial Intermediaries pursuant to which a Fund will pay a Financial Intermediary for networking, sub-transfer agency and/or sub-accounting services. These non-plan payments are generally based on either (1) a percentage of the average daily net assets of Fund shareholders serviced by a Financial Intermediary or (2) a fixed dollar amount for each account serviced by a Financial Intermediary. The aggregate amount of these payments may be substantial.

Additional Compensation. From time to time the Distributor, at its expense from its own resources, may compensate Financial Intermediaries who are instrumental in effecting investments by their clients or customers in a Fund, in an amount up to 1% of the value of those investments. The Distributor may also from time to time, at its expense from its own resources, make payments to Financial Intermediaries that provide shareholder servicing, or transaction processing, with such payments structured as a percentage of gross sales, a percentage of net assets, and/or as a fixed dollar amount (the latter as a per account fee or as reimbursement for transactions processing and transmission charges). Payments under these other arrangements may vary but generally will not exceed 0.50% annually of the value of the Fund's assets or 0.50% annually of the value of the Fund's sales attributable to that Financial Intermediary. The Distributor determines whether to make any additional cash payments and the amount of any such payments in response to requests from Financial Intermediaries, based on factors the Distributor deems relevant. Factors considered by the Distributor generally include the Financial Intermediary's reputation, ability to attract and retain assets for the Fund, expertise in distributing a particular class of shares of the Fund, entry into target markets, and/or quality of service. In addition, the Distributor may make payments to dealer firms in the form of payments for marketing support, seminar support, training meetings, or comparable expenses in the discretion of the Distributor. Please contact your Financial Intermediary for details about revenue sharing payments it may receive. Any payments described above will not change the price paid by investors for the purchase of shares of a Fund or the amount of proceeds received by a Fund on the sale of shares.

Redemptions by the Funds. If your account has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below the minimum initial investment amount for three consecutive months as a result of redemptions or exchanges (excluding Trust-sponsored retirement accounts), a Fund may redeem all your Fund shares within your account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to the minimum initial investment amount or by using the Automatic Investment Plan.

Prospectus A-18/A-24

If a Fund determines that you have not provided a correct Social Security or other tax ID number on your account application, or the Fund is not able to verify your identity as required by law, the Fund may, at its discretion, redeem the account and distribute the proceeds to you.

Each Fund and its agents reserve the right at any time to:

Reject or cancel all or any part of any purchase or exchange order (When an exchange request in respect of Fund shares is rejected, such shares may be redeemed from the Fund on request of the shareholder.);

Redeem all Fund shares;

Modify any terms or conditions of purchase of shares of the Fund;

Reject or cancel any request to establish Automatic Investment Plan or the Systematic Withdrawal Plan options on the same account; or

Suspend, change or withdraw all or any part of the offering made by this prospectus. If the Fund rejects your purchase or exchange order, you may not be able to execute that transaction, and the Fund and its agents will not be responsible for any losses you may suffer as a result.

Lost Shareholders, Inactive Accounts and Unclaimed Property. It is important that each Fund maintain a correct address for each shareholder. An incorrect address may cause a shareholder's account statements and other mailings to be returned to a Fund. Based upon statutory requirements for returned mail, the Fund will attempt to locate the shareholder or rightful owner of the account. If the Fund is unable to locate the shareholder, then it will determine whether the shareholder's account can legally be considered abandoned. Your mutual fund account may be transferred to the state government of your state of residence if no activity occurs within your account during the "inactivity period" specified in your state's abandoned property laws. Each Fund is legally obligated to escheat (or transfer) abandoned property to the appropriate state's unclaimed property administrator in accordance with statutory requirements. The shareholder's last known address of record determines which state has jurisdiction. If you hold your account directly at the Transfer Agent, please proactively contact the Transfer Agent toll-free at (800) 992-3863 at least annually to ensure your account remains in active status.

If you are a resident of the state of Texas, you may designate a representative to receive notifications that, due to inactivity, your mutual fund account assets may be delivered to the Texas Comptroller. Please contact the Transfer Agent if you wish to complete a Texas Designation of Representative form.

Householding. To reduce expenses, only one copy of most financial reports and prospectuses may be mailed to households, even if more than one person in a household holds shares of a Fund. Call an Alger Funds Representative at (800) 992-3863 if you need additional copies of financial reports or prospectuses, or download them at www.alger.com. If you do not want the mailing of these documents to be combined with those for other members of your household, contact The Alger Funds in writing at DST Asset Manager Solutions, Inc., Attn: The Alger Funds, P.O. Box 8480, Boston, MA 02266-8480.

Prospectus A-19/A-24

For Fund Information:

By Telephone:  (800) 992-3863

By Mail:  DST Asset Manager Solutions, Inc.
Attn: The Alger Funds
P.O. Box 8480
Boston, MA 02266-8480

By Internet:  Text versions of Fund documents can be downloaded from the following sources:

•  The Fund: http://www.alger.com

•  SEC (EDGAR data base): www.sec.gov

Statement of Additional Information

For more detailed information about each Fund and its policies, please read the Fund's Statement of Additional Information, which is incorporated by reference into (is legally made a part of) its Prospectus. You can get a free copy of the Statement of Additional Information by calling the Funds' toll-free number, at the Funds' website at http://www.alger.com or by writing to the address above. The Statement of Additional Information is on file with the SEC.

Annual and Semi-Annual Reports

Additional information about a Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In each Fund's annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the period covered by the report. You can receive free copies of these reports by calling the Funds' toll-free number, at the Fund's website at http://www.alger.com or by writing to the address above.

Another way you can review and copy Fund documents is by visiting the SEC's Public Reference Room in Washington, DC. Copies can also be obtained, for a duplicating fee, by E-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-1520. Information on the operation of the Public Reference Room is available by calling (202) 551-8090. Fund documents are also available on the EDGAR database on the SEC's Internet site at http://www.sec.gov.

Quarterly Fund Holdings

Each Fund's most recent month end portfolio holdings are available approximately sixty days after month-end on the Funds' website at www.alger.com. Each Fund also files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. Forms N-Q are available online on the SEC's website at http://www.sec.gov. Each Fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling (202) 551-8090. A copy of the most recent quarterly holdings may also be obtained from the Funds by calling (800) 992-3362.

Alger Electronic Delivery Service

The Funds provide you with an enhancement of your ability to access Fund documents online. When Fund documents such as prospectuses and annual and semi-annual reports are available, you will be sent an e-mail notification with a link that will take you directly to the Fund information on the Funds' website. To sign up for this free service, enroll at www.icsdelivery.com/alger.

Distributor: Fred Alger & Company, Incorporated

The Alger Funds  SEC File #811-1355

TAF Retail

Prospectus A-20/A-24

APPENDIX A
WAIVERS AND DISCOUNTS AVAILABLE FROM INTERMEDIARIES

The availability of certain sales charge waivers and discounts will depend on whether you purchase your shares directly from the Fund or through a financial intermediary. Intermediaries may have different policies and procedures regarding the availability of front-end sales load waivers or contingent deferred (back-end) sales load ("CDSC") waivers, which are discussed below. In all instances, it is the purchaser's responsibility to notify the Fund or the purchaser's financial intermediary at the time of purchase of any relationship or other facts qualifying the purchaser for sales charge waivers or discounts. For waivers and discounts not available through a particular intermediary, shareholders will have to purchase Fund shares directly from the Fund or through another intermediary to receive these waivers or discounts.

Shareholders purchasing Fund shares through a Merrill Lynch platform or account will be eligible only for the following load waivers (front-end sales charge waivers and contingent deferred, or back-end, sales charge waivers) and discounts, which may differ from those disclosed elsewhere in this Fund's prospectus or SAI.

Front-end Sales Load Waivers on Class A Shares available at Merrill Lynch

Employer-sponsored retirement, deferred compensation and employee benefit plans (including health savings accounts) and trusts used to fund those plans, provided that the shares are not held in a commission-based brokerage account and shares are held for the benefit of the plan

Shares purchased by or through a 529 Plan
Shares purchased through a Merrill Lynch affiliated investment advisory program
Shares purchased by third party investment advisors on behalf of their advisory clients through Merrill Lynch's platform
Shares of funds purchased through the Merrill Edge Self-Directed platform
Shares purchased through reinvestment of capital gains distributions and dividend reinvestment when purchasing shares of the same fund (but not any other fund within the fund family)
Shares exchanged from Class C (i.e. level-load) shares of the same fund in the month of or following the 10-year anniversary of the purchase date
Employees and registered representatives of Merrill Lynch or its affiliates and their family members
Directors or Trustees of the Fund, and employees of the Fund's investment adviser or any of its affiliates, as described in the this prospectus

Shares purchased from the proceeds of redemptions within the same fund family, provided (1) the repurchase occurs within 90 days following the redemption, (2) the redemption and purchase occur in the same account, and (3) redeemed shares were subject to a front-end or deferred sales load (known as Rights of Reinstatement)

Prospectus A-21/A-24

CDSC Waivers on A, B and C Shares available at Merrill Lynch
Death or disability of the shareholder
Shares sold as part of a systematic withdrawal plan as described in the Fund's prospectus
Return of excess contributions from an IRA Account
Shares sold as part of a required minimum distribution for IRA and retirement accounts due to the shareholder reaching age 70 1/2
Shares sold to pay Merrill Lynch fees but only if the transaction is initiated by Merrill Lynch
Shares acquired through a right of reinstatement
Shares held in retirement brokerage accounts, that are exchanged for a lower cost share class due to transfer to certain fee based accounts or platforms (applicable to A and C shares only)
Front-end load Discounts Available at Merrill Lynch: Breakpoints, Rights of Accumulation & Letters of Intent
Breakpoints as described in this prospectus.

Rights of Accumulation (ROA) which entitle shareholders to breakpoint discounts will be automatically calculated based on the aggregated holding of fund family assets held by accounts within the purchaser's household at Merrill Lynch. Eligible fund family assets not held at Merrill Lynch may be included in the ROA calculation only if the shareholder notifies his or her financial advisor about such assets

Letters of Intent (LOI) which allow for breakpoint discounts based on anticipated purchases within a fund family, through Merrill Lynch, over a 13-month period of time

No initial sales charge is imposed on purchases of Class A Shares, and no CDSC is imposed on redemptions of Class A, B and C shares, by the following financial institutions, on behalf of their clients, and financial intermediaries offering self-directed investment brokerage accounts, that have an agreement in place with the Distributor:

(1)  1st Global Capital Corp

(2)  Advisory Group Equity Services Ltd.

(3)  AIG Retirement Services

(4)  Allstate Financial Services LLC

(5)  American Enterprise Investment

(6)  American Portfolios Financial Services

(7)  Ameritas Investment Corp

(8)  Ameritrade Inc.

(9)  Andrew Garrett Inc

(10)  Apex Clearing Corporation

(11)  Ascensus Financial Services LLC

(12)  Ausdal Financial Partners, Inc.

(13)  Avalon Investment & Securities Inc.

(14)  AXA Advisors, LLC

(15)  Bankers & Investors Co.

(16)  BB&T Investment Services Inc.

(17)  Berthel, Fisher & Company Inc.

(18)  Brown Brothers Harriman & Co.

(19)  Cadaret, Grant & Co. Inc.

(20)  Cambridge Investment Research Inc.

(21)  Capital Management Securities Inc.

(22)  Capitol Securities Mgmt Inc.

Prospectus A-22/A-24

(23)  Centaurus Financial Inc.

(24)  Cetera Advisor Networks LLC

(25)  Charles Schwab & Co

(26)  Clearview Corespondent Services LLC

(27)  Commonwealth Financial Network

(28)  Comprehensive Asset Management

(29)  David Lerner Associates Inc.

(30)  Deutsche Bank Securities

(31)  DWS Investments Distributors Inc

(32)  Edward Jones & Co

(33)  Fieldpoint Private Securities LLC

(34)  Financial Telesis Inc.

(35)  First Command Financial Planning

(36)  Folio (Fn) Investment Inc.

(37)  Fortune Financial Services Inc.

(38)  Fred Alger & Company, Incorporated

(39)  FSC Securities Corp

(40)  Fulcrum Securities LLC

(41)  Geneos Wealth Management

(42)  Girard Securities, Inc.

(43)  GWFS Equities Inc.

(44)  GWN Securities Inc.

(45)  H Beck, Inc.

(46)  H D Vest Investment Securities

(47)  Hand Securities Inc.

(48)  Hilliard Lyons Inc.

(49)  Hornor Townsend & Kent Inc.

(50)  HSBC Bank USA NA

(51)  Invest Financial Corp

(52)  Janney Montgomery Scott LLC

(53)  JP Morgan Clearing Corp

(54)  Kestra Investment Services

(55)  Kovack Securities Inc.

(56)  L.M. Kohn & Company

(57)  Lincoln Financial Advisors

(58)  Lincoln Financial Securities

(59)  Lincoln Investment

(60)  Lincoln Investment Planning, LLC

(61)  LPL Financial Corporation

(62)  M Holdings Securities

(63)  Merrill Lynch, Pierce, Fenner & Smith Incorporated

(64)  Mid Atlantic Capital Corp

(65)  MML Distributors LLC

(66)  MML Investors Services, LLC

(67)  Money Concepts Capital Corp

(68)  Morgan Stanley Smith Barney LLC

(69)  MSCS Financial Services LLC

(70)  MSI Financial Services

(71)  Mutual Securities Inc.

(72)  National Financial Services Co

(73)  National Planning Corp

(74)  National Securities Corp

(75)  Network 1 Financial Securities Inc.

Prospectus A-23/A-24

(76)  Next Financial Group Inc.

(77)  North Ridge Securities Corp

(78)  Northeast Securities, Inc.

(79)  Nylife Securities LLC

(80)  Oppenheimer & Co Inc.

(81)  Park Avenue Securities LLC

(82)  Parkland Securities LLC

(83)  Pershing LLC

(84)  Planmember Securities Corporation

(85)  Princor Financial Services

(86)  Proequities Inc.

(87)  Prudential Investment Mgmt

(88)  Purshe Kaplan Sterling

(89)  Pyramid Funds Corporation

(90)  Questar Capital Corporation

(91)  Raymond James & Associates

(92)  RBC Global Markets Corporation

(93)  Reliance Trust Co

(94)  Robert W Baird & Co Inc.

(95)  Royal Alliance Associates Inc.

(96)  Sagepoint Financial, Inc.

(97)  SA Stone Wealth Management

(98)  Scott & Stringfellow

(99)  Securian Financial Services Inc.

(100)  Securities America Inc.

(101)  Securities Management & Research

(102)  Securities Service Network, Inc.

(103)  Sigma Financial Corp

(104)  Signator Investors Inc.

(105)  SII Investments Inc.

(106)  Silver Oak Securities Inc.

(107)  Snowden Account Services, Inc.

(108)  Stephens Inc

(109)  Stifel, Nicolaus & Company Inc.

(110)  T Rowe Price

(111)  TCAdvisors Network

(112)  TD Ameritrade Trust Company

(113)  The Leaders Group Inc.

(114)  Ubs Financial Services Inc.

(115)  United Planners Financial

(116)  US Bancorp Investments Inc.

(117)  Valic Financial Advisors Inc.

(118)  Vanguard Fiduciary Trust Co

(119)  Vanguard Marketing Corporation

(120)  Voya Financial Advisors (ING)

(121)  Wachovia Bank

(122)  Wells Fargo Bank

(123)  Wells Fargo Brokerage Services

(124)  Wells Fargo Clearing Services LLC

(125)  Western International

(126)  Winslow, Evans & Crocker, Inc.

(127)  Woodbury Financial Services

(128)  Wuestenrot Bank Ag Pfandbiefbank

Prospectus A-24/A-24

THE
ALGER FUNDS

Available for investment by Institutional Investors

Prospectus March 1, 2018

	Class	Ticker Symbol
Alger Capital Appreciation Fund	Z	ACAZX
Alger International Growth Fund	I Z	AIGIX ALCZX
Alger Mid Cap Growth Fund	Z	AMCZX
Alger SMid Cap Focus Fund	I Y Z	ASIMX ASYMX ASMZX
Alger Small Cap Growth Fund	Z	ASCZX
Alger Small Cap Focus Fund	I Y Z	AOFIX AOFYX AGOZX
Alger Health Sciences Fund	Z	AHSZX
Alger Growth & Income Fund	Z	AGIZX
Alger 25 Fund	P	ATFPX

As with all mutual funds, the Securities and Exchange Commission has not determined if the information in this Prospectus is accurate or complete, nor has it approved or disapproved these securities. It is a criminal offense to represent otherwise.

Table of Contents

THE ALGER FUNDS
1	Summary Sections
1	Alger Capital Appreciation Fund
7	Alger International Growth Fund
19	Alger Mid Cap Growth Fund
25	Alger SMid Cap Focus Fund
46	Alger Small Cap Growth Fund
52	Alger Small Cap Focus Fund
70	Alger Health Sciences Fund
76	Alger Growth & Income Fund
82	Alger 25 Fund
87	Investment Objectives, Principal Investment Strategies and Related Risks
88	Additional Information About the Funds' Investment Strategies and Investments
99	Management and Organization
105	Hypothetical Investment and Expense Information
108	Financial Highlights
A-1	Shareholder Information
A-1	Distributor
A-1	Transfer Agent
A-1	Net Asset Value
A-2	Dividends and Distributions and Tax Consequences
A-3	Classes of Fund Shares
A-3	Purchasing and Redeeming Fund Shares
A-6	Exchanges
A-6	Other Purchase and Exchange Limitations
A-6	Limitations on Excessive Trading
A-7	Disclosure of Portfolio Holdings
A-8	Other Information
A-11	For Fund Information

Summary Sections

Alger Capital Appreciation Fund

Investment Objective

Alger Capital Appreciation Fund seeks long-term capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Alger Capital Appreciation Fund
Class	Z
Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees*	.77%*
Distribution and/or Service (12b-1) Fees	None
Other Expenses	.11%
Total Annual Fund Operating Expenses	.88%

*  The Fund and Fred Alger Management, Inc. have adopted fee breakpoints for Alger Capital Appreciation Fund. The management fee for assets up to $2 billion is .81%. The management fee for assets between $2 billion and $3 billion is .65%, for assets between $3 billion and $4 billion is .60%, for assets between $4 billion and $5 billion is .55%, and for assets in excess of $5 billion is .45%. The actual rate paid as a percentage of average daily net assets for the period ended October 31, 2017, was .77%.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses whether or not you redeemed your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Class Z	$90	$281	$488	$1,084

Prospectus 1/121

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 72.99% of the average value of its portfolio.

Principal Investment Strategy

Fred Alger Management, Inc. believes companies undergoing Positive Dynamic Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

Under normal market circumstances, the Fund invests at least 85% of its net assets, plus any borrowings for investment purposes, in equity securities of companies of any market capitalization that Fred Alger Management, Inc. believes demonstrate promising growth potential. Equity securities include common or preferred stocks that are listed on U.S. or foreign exchanges.

The Fund's portfolio manager(s) may sell a stock when it reaches a target price, it fails to perform as expected, or other opportunities appear more attractive.

The Fund can leverage, that is, borrow money to buy additional securities. By borrowing money, the Fund has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed. However, leverage also has the potential to magnify any decrease in the value of the purchased securities.

The Fund may invest a significant portion of its assets in securities of companies conducting business within a single sector, including the information technology, consumer discretionary, and health care sectors.

Principal Risks

An investment in the Fund involves risks. The Fund's share price may go down, which means you could lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Prospectus 2/121

Investment Risk – An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Market Risk – Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions.

Equity Securities Risk – As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund's price per share will fluctuate due to changes in the market prices of its investments. Also, the Fund's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Growth Stocks Risk – Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

Sector Risk – The Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within a sector. Companies in the same sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments in that sector than a fund that has a more diversified portfolio. Generally, the more broadly the Fund invests, the more it spreads risk and potentially reduces the risks of loss and volatility.

The Fund may be more susceptible to particular risks that may affect companies in the information technology sector than if it were invested in a wider variety of companies in unrelated sectors. At times, the performance of such companies will lag the performance of other industries or the broader market as a whole. Certain technology related companies may face special risks that their products or services may not prove to be commercially successful. Technology related companies are also strongly affected by worldwide scientific or technological developments. As a result, their products may rapidly become obsolete. Such companies are also often subject to governmental regulation and may, therefore, be adversely affected by governmental policies. These factors may lead to limited earnings and/or failing profit margins. As a result, the value of technology related companies' securities may fall or fail to rise. In addition, many technology related companies have limited operating histories and prices of these companies' securities have historically been more volatile than other securities, especially over the short term.

Smaller Cap Securities Risk – Investing in companies of all capitalizations involves the risk that smaller issuers in which the Fund invests may have limited product lines

Prospectus 3/121

or financial resources, or lack management depth. It may also be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund because of the potentially less frequent trading of stocks of smaller market capitalization.

Leverage Risk – The cost of borrowing money to leverage may exceed the returns for the securities purchased or the securities purchased may actually go down in value; thus, the Fund's net asset value can decrease more quickly than if the Fund had not borrowed.

Performance

The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website www.alger.com.

Annual Total Return for Class Z Shares as of December 31 (%)

Best Quarter: Q1 2012 16.75%	Worst Quarter: Q3 2011 -15.41%

Prospectus 4/121

Average Annual Total Return as of December 31, 2017

	1 Year	5 Years	Since Inception
Class Z (Inception 12/29/10)
Return Before Taxes	31.69%	16.75%	14.25%
Return After Taxes on Distributions	29.68%	14.55%	12.64%
Return After Taxes on Distributions and Sale of Fund Shares	19.46%	12.93%	11.22%
Russell 1000 Growth Index (reflects no deductions for fees, expenses or taxes)	30.21%	17.33%	14.76%

In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. A "Return After Taxes on Distributions and Sale of Fund Shares" may sometimes be higher than the other two return figures; this happens when there is a capital loss on redemptions, giving rise to a tax benefit to the shareholder.

Management

Investment Manager	Portfolio Managers Jointly and Primarily Responsible for Day-to-Day Management of the Fund's Portfolio
Fred Alger Management, Inc.	Ankur Crawford, Ph.D. Senior Vice President and Portfolio Manager Since June 2015
Patrick Kelly, CFA Executive Vice President, Head of Alger Capital Appreciation and Spectra Strategies and Portfolio Manager Since September 2004

Shareholder Information

Purchasing and Redeeming Fund Shares

The Fund's Class Z Shares are generally subject to a minimum initial investment of $500,000, which may be waived for group employer-sponsored 401(k) plans, 457 plans, employer sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans, retiree health benefit plans and non-qualified deferred compensation plans. The waiver is available only for retirement plans that hold omnibus positions, or for aggregate plan participant positions, for each Fund made available for the plan. The waiver is generally not available to non-retirement accounts, traditional and Roth Individual Retirement Accounts, Coverdell Education

Prospectus 5/121

Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs, individual 401(k) plans or individual 403(b) plans.

Investors may purchase or redeem Fund shares on any business day through a financial intermediary.

Tax Information

The Fund's distributions may be taxable as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary's website for more information.

Prospectus 6/121

Alger International Growth Fund

Investment Objective

Alger International Growth Fund seeks long-term capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Alger International Growth Fund
Class	I
Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	.71%
Distribution and/or Shareholder Servicing (12b-1) Fees	.25%
Other Expenses	.52%
Total Annual Fund Operating Expenses	1.48%
Fee Waiver and/or Expense Reimbursement*	(.33 )%*
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.15%

*  Fred Alger Management, Inc. has contractually agreed to waive fees or to reimburse Fund expenses (excluding acquired fund fees and expenses, dividend expense on short sales, borrowing costs, interest, taxes, brokerage and extraordinary expenses) through February 28, 2019 to the extent necessary to limit the total annual fund operating expenses of the Class I Shares of the Fund to 1.15% of the class's average daily net assets. This expense reimbursement may only be amended or terminated prior to its expiration date by agreement between Fred Alger Management, Inc. and the Fund's Board of Trustees, and will terminate automatically in the event of termination of the Investment Advisory Agreement. Fred Alger Management, Inc. may, during the one-year term of the expense reimbursement contract, recoup any expenses waived or reimbursed pursuant to the expense reimbursement contract to the extent that such recoupment would not cause the expense ratio to exceed the lesser of the stated limitation in effect at the time of (i) the waiver or reimbursement and (ii) the recoupment.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The one-year example and the first year of the three-, five- and ten-years examples are based on net operating expenses, which reflect the contractual expense limitation agreed to by Fred Alger Management, Inc. Although your actual costs may be higher

Prospectus 7/121

or lower, based on these assumptions you would pay the following expenses whether or not you redeemed your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Class I	$117	$436	$777	$1,740

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 148.35% of the average value of its portfolio.

Principal Investment Strategy

Fred Alger Management, Inc. believes companies undergoing Positive Dynamic Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities, including common stocks, American Depositary Receipts and Global Depositary Receipts, of foreign companies. Foreign companies are companies (i) that are organized under the laws of a foreign country; (ii) whose securities are primarily listed in a foreign country; or (iii) that have a majority of their assets, or derive more than 50% of their revenue or profits from businesses, investments, or sales, outside the U.S. The Fund normally focuses its foreign investments in developed countries, but may also invest in emerging market securities. The Fund may invest in companies of any market capitalization, from large, well-established companies to small, emerging growth companies.

The Fund generally invests in at least three foreign countries, and, at times, may invest a substantial portion of its assets in a single foreign country. The Fund's benchmark is the Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA, which is an unmanaged, market capitalization-weighted index designed to provide a broad measure of equity market performance throughout the world, including both developed and emerging markets, but excluding the United States. The Fund may also compare its performance to the MSCI Europe, Australasia, and Far East (EAFE) Index, which is an unmanaged, market capitalization-weighted index designed to measure the performance of publicly traded stocks issued by

Prospectus 8/121

companies in developed markets, excluding the United States and Canada. While the MSCI EAFE Index excludes stocks of Canadian companies, the Fund may invest in such stocks.

The Fund's portfolio manager(s) may sell a stock when it reaches a target price, it fails to perform as expected, or other opportunities appear more attractive. As a result, the Fund may engage in active trading of portfolio securities.

Principal Risks

An investment in the Fund involves risks. The Fund's share price may go down, which means you could lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investment Risk – An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Market Risk – Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions.

Equity Securities Risk – As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund's price per share will fluctuate due to changes in the market prices of its investments. Also, the Fund's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Growth Stocks Risk – Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

Foreign Securities Risk – The Fund's performance will be influenced by political, social and economic factors affecting investments in foreign issuers, particularly emerging country issuers. Special risks associated with investments in emerging country issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. The securities of issuers located in emerging markets can be more volatile, and less liquid, than those of issuers in more mature economies.

Prospectus 9/121

Smaller Cap Securities Risk – Investing in companies of all capitalizations involves the risk that smaller issuers in which the Fund invests may have limited product lines or financial resources, or lack management depth. It may also be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund owing to the potentially less frequent trading of stocks of smaller market capitalization.

Portfolio Turnover (Active Trading) Risk – Because the Fund may engage in active trading of portfolio securities, it may incur increased transaction costs and brokerage commissions, both of which can lower the actual return on an investment. Active trading may also increase short-term gains and losses, which may affect the taxes a shareholder has to pay.

Performance

The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website www.alger.com.

Annual Total Return for Class I Shares as of December 31 (%)

Best Quarter: Q3 2017 8.03%	Worst Quarter: Q3 2015 -10.42%

Prospectus 10/121

Average Annual Total Return as of December 31, 2017

	1 Year	Since Inception
Class I (Inception 5/31/13)
Return Before Taxes	26.88%	6.52%
Return After Taxes on Distributions	24.22%	5.64%
Return After Taxes on Distributions and Sale of Fund Shares	15.18%	4.65%
MSCI ACWI ex USA (reflects no deductions for fees, expenses or taxes)	27.77%	6.88%

In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. A "Return After Taxes on Distributions and Sale of Fund Shares" may sometimes be higher than the other two return figures; this happens when there is a capital loss on redemptions, giving rise to a tax benefit to the shareholder.

Management

Manager:	Portfolio Manager Primarily Responsible for Day-to-Day Management of the Fund's Portfolio
Fred Alger Management, Inc.	Pedro V. Marcal Senior Vice President and Portfolio Manager Since May 2013

Shareholder Information

Purchasing and Redeeming Fund Shares

The Fund's Class I Shares are not subject to a minimum initial investment. Class I Shares are an investment vehicle principally for institutional investors such as registered investment advisers, banks, trust companies, and other financial institutions, for investments in employee benefit plans, or for advisory platform investors who pay a separate fee to such institution for the right to invest.

Investors may purchase or redeem Fund shares on any business day through a financial intermediary.

Tax Information

The Fund's distributions may be taxable as ordinary income or capital gains.

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Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary's website for more information.

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Alger International Growth Fund

Investment Objective

Alger International Growth Fund seeks long-term capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Alger International Growth Fund
Class	Z
Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	.71%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	.32%
Total Annual Fund Operating Expenses	1.03%
Fee Waiver and/or Expense Reimbursement*	(.14 )%*
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	.89%

*  Fred Alger Management, Inc. has contractually agreed to waive fees or to reimburse Fund expenses (excluding acquired fund fees and expenses, dividend expense on short sales, borrowing costs, interest, taxes, brokerage and extraordinary expenses) through February 28, 2019 to the extent necessary to limit the total annual fund operating expenses of the Class Z Shares of the Fund to .89% of the class's average daily net assets. This expense reimbursement may only be amended or terminated prior to its expiration date by agreement between Fred Alger Management, Inc. and the Fund's Board of Trustees, and will terminate automatically in the event of termination of the Investment Advisory Agreement. Fred Alger Management, Inc. may, during the one-year term of the expense reimbursement contract, recoup any expenses waived or reimbursed pursuant to the expense reimbursement contract to the extent that such recoupment would not cause the expense ratio to exceed the lesser of the stated limitation in effect at the time of (i) the waiver or reimbursement and (ii) the recoupment.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The one-year example and the first year of the three-, five- and ten-years examples are based on net operating expenses, which reflect the contractual expense limitation agreed to by Fred Alger Management, Inc. Although your actual costs may be higher

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or lower, based on these assumptions you would pay the following expenses whether or not you redeemed your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Class Z	$91	$314	$555	$1,247

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 148.35% of the average value of its portfolio.

Principal Investment Strategy

Fred Alger Management, Inc. believes companies undergoing Positive Dynamic Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities, including common stocks, American Depositary Receipts and Global Depositary Receipts, of foreign companies. Foreign companies are companies (i) that are organized under the laws of a foreign country; (ii) whose securities are primarily listed in a foreign country; or (iii) that have a majority of their assets, or derive more than 50% of their revenue or profits from businesses, investments, or sales, outside the U.S. The Fund normally focuses its foreign investments in developed countries, but may also invest in emerging market securities. The Fund may invest in companies of any market capitalization, from large, well-established companies to small, emerging growth companies.

The Fund generally invests in at least three foreign countries, and, at times, may invest a substantial portion of its assets in a single foreign country. The Fund's benchmark is the Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA, which is an unmanaged market capitalization-weighted index designed to provide a broad measure of equity market performance throughout the world, including both developed and emerging markets, but excluding the United States. The Fund may also compare its performance to the MSCI Europe, Australasia, and Far East (EAFE) Index, which is an unmanaged, market capitalization-weighted index that is designed to measure the performance of publicly traded stocks issued by companies in developed

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markets, excluding the United States and Canada. While the MSCI EAFE Index excludes stocks of Canadian companies, the Fund may invest in such stocks.

The Fund's portfolio manager(s) may sell a stock when it reaches a target price, it fails to perform as expected, or other opportunities appear more attractive. As a result, the Fund may engage in active trading of portfolio securities.

Principal Risks

An investment in the Fund involves risks. The Fund's share price may go down, which means you could lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investment Risk – An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Market Risk – Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions.

Equity Securities Risk – As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund's price per share will fluctuate due to changes in the market prices of its investments. Also, the Fund's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Growth Stocks Risk – Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

Foreign Securities Risk – The Fund's performance will be influenced by political, social and economic factors affecting investments in foreign issuers, particularly emerging country issuers. Special risks associated with investments in emerging country issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. The securities of issuers located in emerging markets can be more volatile, and less liquid, than those of issuers in more mature economies.

Smaller Cap Securities Risk – Investing in companies of all capitalizations involves the risk that smaller issuers in which the Fund invests may have limited product lines or financial resources, or lack management depth. It may also be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund owing to the potentially less frequent trading of stocks of smaller market capitalization.

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Portfolio Turnover (Active Trading) Risk – Because the Fund may engage in active trading of portfolio securities, it may incur increased transaction costs and brokerage commissions, both of which can lower the actual return on an investment. Active trading may also increase short-term gains and losses, which may affect the taxes a shareholder has to pay.

Performance

The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. Previously, the Fund followed different investment strategies under the name "Alger Large Cap Growth Fund" and was managed by a different portfolio manager. Performance prior to May 31, 2013 reflects that prior management style and does not reflect the Fund's current investment strategies and investment personnel. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website www.alger.com.

Annual Total Return for Class Z Shares as of December 31 (%)

Best Quarter: Q1 2012 14.29%	Worst Quarter: Q3 2011 -14.31%

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Average Annual Total Return as of December 31, 2017

	1 Year	5 Years	Since Inception
Class Z (Inception 12/29/10)
Return Before Taxes	27.27%	8.16%	7.08%
Return After Taxes on Distributions	24.32%	7.28%	6.40%
Return After Taxes on Distributions and Sale of Fund Shares	15.39%	5.98%	5.29%
MSCI ACWI ex USA (reflects no deductions for fees, expenses or taxes)	27.77%	7.28%	5.49%

In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. A "Return After Taxes on Distributions and Sale of Fund Shares" may sometimes be higher than the other two return figures; this happens when there is a capital loss on redemptions, giving rise to a tax benefit to the shareholder.

Management

Investment Manager	Portfolio Manager Primarily Responsible for Day-to-Day Management of the Fund's Portfolio
Fred Alger Management, Inc.	Pedro V. Marcal Senior Vice President and Portfolio Manager Since May 2013

Shareholder Information

Purchasing and Redeeming Fund Shares

The Fund's Class Z Shares are generally subject to a minimum initial investment of $500,000, which may be waived for group employer-sponsored 401(k) plans, 457 plans, employer sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans, retiree health benefit plans and non-qualified deferred compensation plans. The waiver is available only for retirement plans that hold omnibus positions, or for aggregate plan participant positions, for each Fund made available for the plan. The waiver is generally not available to non-retirement accounts, traditional and Roth Individual Retirement Accounts, Coverdell Education Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs, individual 401(k) plans or individual 403(b) plans.

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Investors may purchase or redeem Fund shares on any business day through a financial intermediary.

Tax Information

The Fund's distributions may be taxable as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary's website for more information.

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Alger Mid Cap Growth Fund

Investment Objective

Alger Mid Cap Growth Fund seeks long-term capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Class Z
Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	.76%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	.31%
Total Annual Fund Operating Expenses	1.07%
Fee Waiver and/or Expense Reimbursement*	(.02 )%*
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.05%

*  Fred Alger Management, Inc. has contractually agreed to waive fees or to reimburse Fund expenses (excluding acquired fund fees and expenses, dividend expense on short sales, borrowing costs, interest, taxes, brokerage and extraordinary expenses) through February 28, 2019, to the extent necessary to limit the annual operating expenses of the Fund's Class Z Shares to 1.05% of the class's average net assets. This expense reimbursement may only be amended or terminated prior to its expiration date by agreement between Fred Alger Management, Inc. and the Fund's Board of Trustees, and will terminate automatically in the event of termination of the Investment Advisory Agreement. Fred Alger Management, Inc. may, during the one-year term of the expense reimbursement contract, recoup any expenses waived or reimbursed pursuant to the expense reimbursement contract to the extent that such recoupment would not cause the expense ratio to exceed the lesser of the stated limitation in effect at the time of (i) the waiver or reimbursement and (ii) the recoupment.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The one-year example and the first year of the three-, five- and ten-years examples are based on net operating expenses, which reflect the contractual expense limitation agreed to by Fred Alger Management, Inc. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses whether or not you redeemed your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Class Z	$107	$338	$588	$1.304
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Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 162.65% of the average value of its portfolio.

Principal Investment Strategy

Fred Alger Management, Inc. believes companies undergoing Positive Dynamic Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

The Fund focuses on mid-sized companies that Fred Alger Management, Inc. believes demonstrate promising growth potential. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization within the range of companies included in the Russell Midcap Growth Index or the S&P MidCap 400 Index, as reported by the indexes as of the most recent quarter-end. Both indexes are designed to track the performance of medium-capitalization stocks. At December 31, 2017, the market capitalization of the companies in these indexes ranged from $626.1 million to $36.7 billion. Equity securities include common or preferred stocks that are listed on U.S. or foreign exchanges.

The Fund may invest a significant portion of its assets in securities of companies conducting business within a single sector, including the information technology, healthcare, consumer discretionary, and industrials sectors.

The Fund's portfolio manager(s) may sell a stock when it reaches a target price, it fails to perform as expected, or other opportunities appear more attractive. As a result, the Fund may engage in active trading of portfolio securities.

The Fund can invest in foreign securities.

Principal Risks

An investment in the Fund involves risks. The Fund's share price may go down, which means you could lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

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Investment Risk – An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Market Risk – Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions.

Equity Securities Risk – As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund's price per share will fluctuate due to changes in the market prices of its investments. Also, the Fund's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Growth Stocks Risk – Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

Mid Cap Securities Risk – There may be greater risk in investing in medium-capitalization companies rather than larger, more established companies due to such factors as inexperienced management and limited product lines or financial resources. It may also be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund because of the potentially less frequent trading of stocks of smaller market capitalization.

Sector Risk — The Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within a sector. Companies in the same sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments in that sector than a fund that has a more diversified portfolio. Generally, the more broadly the Fund invests, the more it spreads risk and potentially reduces the risks of loss and volatility.

The Fund may be more susceptible to particular risks that may affect companies in the information technology and healthcare sectors than if it were invested in a wider variety of companies in unrelated sectors. At times, the performance of such companies will lag the performance of other industries or the broader market as a whole, and the performance of such companies may be more volatile. The field of medical technology is subject to substantial governmental regulation and may, therefore, be adversely affected by governmental policies. These factors may lead to limited earnings and/or failing profit margins. As a result, the value of technology and healthcare companies' securities may fall or fail to rise. In addition, companies in the information technology and healthcare sectors can be significantly affected by intense competition, aggressive pricing, technological innovations, product obsolescence, patent considerations, product compatibility and consumer preferences. Many of these

Prospectus 21/121

companies also have limited operating histories and prices of these companies' securities have historically been more volatile than other securities, especially over the short term.

Portfolio Turnover (Active Trading) Risk – Because the Fund may engage in active trading of portfolio securities, it may incur increased transaction costs and brokerage commissions, both of which can lower the actual return on an investment. Active trading may also increase short-term gains and losses, which may affect the taxes a shareholder has to pay.

Foreign Securities Risk – The Fund's performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

Performance

The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website www.alger.com.

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Annual Total Return for Class Z Shares as of December 31 (%)

Best Quarter: Q1 2017 10.57%	Worst Quarter: Q1 2016 -4.45%

Average Annual Total Return as of December 31, 2017

	1 Year	Since Inception
Class Z (Inception 5/28/15)
Return Before Taxes	29.98%	6.85%
Return After Taxes on Distributions	29.72%	6.77%
Return After Taxes on Distributions and Sale of Fund Shares	17.17%	5.28%
Russell Midcap Growth Index (reflects no deductions for fees, expenses or taxes)	25.27%	9.32%

In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. A "Return After Taxes on Distributions and Sale of Fund Shares" may sometimes be higher than the other two return figures; this happens when there is a capital loss on redemptions, giving rise to a tax benefit to the shareholder.

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Management

Investment Manager	Portfolio Managers Jointly and Primarily Responsible for Day-to-Day Management of the Fund's Portfolio
Fred Alger Management, Inc.	Dan C. Chung, CFA Chief Executive Officer, Chief Investment Officer and Portfolio Manager Since January 2018
Teresa McRoberts Senior Vice President, Senior Analyst and Portfolio Manager Since February 2015
Christopher R. Walsh, CFA Senior Vice President, Senior Analyst and Portfolio Manager Since February 2013

Shareholder Information

Purchasing and Redeeming Fund Shares

The Fund's Class Z Shares are generally subject to a minimum initial investment of $500,000, which may be waived for group employer-sponsored 401(k) plans, 457 plans, employer sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans, retiree health benefit plans and non-qualified deferred compensation plans. The waiver is available only for retirement plans that hold omnibus positions, or for aggregate plan participant positions, for each Fund made available for the plan. The waiver is generally not available to non-retirement accounts, traditional and Roth Individual Retirement Accounts, Coverdell Education Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs, individual 401(k) plans or individual 403(b) plans.

Investors may purchase or redeem Fund shares on any business day through a financial intermediary.

Tax Information

The Fund's distributions may be taxable as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary's website for more information.

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Alger SMid Cap Focus Fund

Investment Objective

Alger SMid Cap Focus Fund seeks long-term capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Alger SMid Cap Focus Fund
Class	I
Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	.81%
Distribution and/or Shareholder Servicing (12b-1) Fees	.25%
Other Expenses	.29%
Total Annual Fund Operating Expenses	1.35%

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses whether or not you redeemed your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Class I	$137	$428	$739	$1,624

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 157.39% of the average value of its portfolio.

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Principal Investment Strategy

Fred Alger Management, Inc. believes companies undergoing Positive Dynamic Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

Weatherbie Capital, LLC ("Weatherbie"), an affiliate of Fred Alger Management, Inc. and the Fund's sub-adviser, invests in smaller cap U. S. growth companies that Weatherbie believes have enduring earnings, reasonable valuations and a distinct competitive advantage. Weatherbie invests in Foundation growth stocks and Opportunity growth stocks. Foundation growth stocks are companies led by experienced management teams, with innovative business models and the potential for high sales and earnings growth. Opportunity growth stocks are companies whose earnings may be temporarily depressed, but change is underway that Weatherbie believes can reaccelerate earnings.

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of smallcap and midcap companies. Equity securities include common or preferred stocks that are listed on U.S. or foreign exchanges. Smallcap or midcap companies are companies that, at the time of purchase, have total market capitalization within the range of companies included in the Russell 2500 Growth Index or the Russell Midcap Growth Index, respectively, as reported by the indexes as of the most recent quarter-end. At December 31, 2017, the market capitalization of the companies in these indexes ranged from $22.5 million to $36.7 billion.

As a focus fund, the Fund intends to invest a substantial portion of its assets in a smaller number of issuers, and may focus its holdings in fewer business sectors or industries. Generally the Fund will own approximately 50 holdings. Fund holdings may occasionally exceed this number for a variety of reasons.

The Fund may invest a significant portion of its assets in securities of companies conducting business within a single sector, including the information technology, consumer discretionary, health care, and industrials sectors.

The Fund's portfolio manager(s) may sell a stock when it reaches a target price, it fails to perform as expected, or other opportunities appear more attractive. As a result, the Fund may engage in active trading of portfolio securities.

The Fund can leverage, that is, borrow money to buy additional securities. By borrowing money, the Fund has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed. However, leverage also has the potential to magnify any decrease in the value of the purchased securities.

The Fund can invest in foreign securities.

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Principal Risks

An investment in the Fund involves risks. The Fund's share price may go down, which means you could lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investment Risk – An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Market Risk – Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions.

Equity Securities Risk – As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund's price per share will fluctuate due to changes in the market prices of its investments. Also, the Fund's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Growth Stocks Risk – Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

Small and Mid Cap Securities Risk – There may be greater risk in investing in companies with small or medium market capitalizations rather than larger, more established issuers owing to such factors as more limited product lines or financial resources or lack of management depth. It may also be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund owing to the potentially less frequent trading of stocks of smaller market capitalization.

Less Diversified Portfolio Risk – The Fund may have a more concentrated portfolio than other funds, so it may be more vulnerable to changes in the market value of a single issuer and may be more susceptible to risks associated with a single economic, political or regulatory occurrence than a fund that has a more diversified portfolio. The Fund may have substantial holdings within a particular sector, and companies in similar industries may be similarly affected by particular economic or market events.

Sector Risk — The Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within a sector. Companies in the same sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments in that sector than a fund that has a more

Prospectus 27/121

diversified portfolio. Generally, the more broadly the Fund invests, the more it spreads risk and potentially reduces the risks of loss and volatility.

The Fund may be more susceptible to particular risks that may affect companies in the information technology sector than if it were invested in a wider variety of companies in unrelated sectors. At times, the performance of such companies will lag the performance of other industries or the broader market as a whole. Certain technology related companies may face special risks that their products or services may not prove to be commercially successful. Technology related companies are also strongly affected by worldwide scientific or technological developments. As a result, their products may rapidly become obsolete. Such companies are also often subject to governmental regulation and may, therefore, be adversely affected by governmental policies. These factors may lead to limited earnings and/or failing profit margins. As a result, the value of technology related companies' securities may fall or fail to rise. In addition, many technology related companies have limited operating histories and prices of these companies' securities have historically been more volatile than other securities, especially over the short term.

Leverage Risk – The cost of borrowing money to leverage may exceed the returns for the securities purchased or the securities purchased may actually go down in value; thus the Fund's net asset value could decrease more quickly than if it had not borrowed.

Foreign Securities Risk – The Fund's performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

Portfolio Turnover (Active Trading) Risk – Because the Fund may engage in active trading of portfolio securities, it may incur increased transaction costs and brokerage commissions, both of which can lower the actual return on an investment. Active trading may also increase short-term gains and losses, which may affect the taxes a shareholder has to pay.

Performance

The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. Performance prior to August 6, 2007, commencement of the Class I Share's operations, is that of the Fund's Class A Shares. Prior to August 30, 2017, the Fund followed different investment strategies under the name "Alger SMid Cap Growth Fund" and prior to March 1, 2017 was managed by different portfolio managers. Accordingly,

Prospectus 28/121

performance prior to those dates does not reflect the Fund's current investment strategies and investment personnel. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website www.alger.com.

Annual Total Return For Class I Shares* as of December 31 (%)

Best Quarter: Q2 2009 18.02%	Worst Quarter: Q4 2008 -28.32%

Average Annual Total Return as of December 31, 2017

	1 Year	5 Years	10 Years	Since 5/8/02
Class I (Inception 8/6/07)
Return Before Taxes	37.90%	14.00%	6.82%	9.39%
Return After Taxes on Distributions	31.67%	8.84%	4.31%	7.51%
Return After Taxes on Distributions and Sale of Fund Shares	21.92%	9.77%	4.81%	7.41%
Russell 2500 Growth Index (reflects no deductions for fees, expenses or taxes)	24.46%	15.47%	9.62%	9.70%

*  Performance of the Fund's Class I Shares prior to August 6, 2007 reflects the performance of the Fund's Class A Shares, as adjusted with currently applicable sales charges and operating expenses, which differ from historical charges and expenses.

Prospectus 29/121

In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. A "Return After Taxes on Distributions and Sale of Fund Shares" may sometimes be higher than the other two return figures; this happens when there is a capital loss on redemptions, giving rise to a tax benefit to the shareholder.

Management

Investment Manager	Portfolio Managers Jointly and Primarily Responsible for Day-to-Day Management of the Fund's Portfolio
Fred Alger Management, Inc.

Sub-Adviser:

Weatherbie Capital, LLC (an affiliate of Fred Alger Management, Inc.) Weatherbie sub-advises the Fund subject to Fred Alger Management, Inc.'s	H. George Dai, Ph.D. Senior Managing Director and Co-Chief Investment Officer of Weatherbie Since March 2017
supervision and approval.	Joshua D. Bennett, CFA
Senior Managing Director, Director of Research of Weatherbie Since March 2017
Matthew A. Weatherbie, CFA President, Chief Executive Officer and Co-Chief Investment Officer of Weatherbie Since March 2017

Shareholder Information

Purchasing and Redeeming Fund Shares

The Fund's Class I Shares are not subject to a minimum initial investment. Class I Shares are an investment vehicle principally for institutional investors such as registered investment advisers, banks, trust companies, and other financial institutions, for investments in employee benefit plans, or for advisory platform investors who pay a separate fee to such institution for the right to invest.

Investors may purchase or redeem Fund shares on any business day through a financial intermediary.

Tax Information

The Fund's distributions may be taxable as ordinary income or capital gains.

Prospectus 30/121

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary's website for more information.

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Alger SMid Cap Focus Fund

Investment Objective

Alger SMid Cap Focus Fund seeks long-term capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Alger SMid Cap Focus Fund
Class	Y
Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	.81%
Distribution and/or Shareholder Servicing (12b-1) Fees	None
Other Expenses	8.73%
Total Annual Fund Operating Expenses	9.54%
Fee Waiver and/or Expense Reimbursement*	(8.67)%*
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	.87%

*  Fred Alger Management, Inc. has contractually agreed to waive fees or to reimburse Fund expenses (excluding acquired fund fees and expenses, dividend expense on short sales, borrowing costs, interest, taxes, brokerage and extraordinary expenses) through February 28, 2019 to the extent necessary to limit the annual operating expenses of Class Y Shares of the Fund to .87% of the class's average net assets. This expense reimbursement may only be amended or terminated prior to its expiration date by agreement between Fred Alger Management, Inc. and the Fund's Board of Trustees, and will terminate automatically in the event of termination of the Investment Advisory Agreement. Fred Alger Management, Inc. may, during the one-year term of the expense reimbursement contract, recoup any expenses waived or reimbursed pursuant to the expense reimbursement contract to the extent that such recoupment would not cause the expense ratio to exceed the lesser of the stated limitation in effect at the time of (i) the waiver or reimbursement and (ii) the recoupment.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The one-year example and the first year of the three-, five- and ten-years examples are based on net operating expenses, which reflect the contractual expense limitation agreed to by Fred Alger Management, Inc. Although your actual costs may be higher

Prospectus 32/121

or lower, based on these assumptions you would pay the following expenses whether or not you redeemed your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Class I	$89	$1,986	$3,716	$7,397

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 157.39% of the average value of its portfolio.

Principal Investment Strategy

Fred Alger Management, Inc. believes companies undergoing Positive Dynamic Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

Weatherbie Capital, LLC, an affiliate of Fred Alger Management, Inc. and the Fund's sub-adviser, invests in smaller cap U. S. growth companies that Weatherbie believes have enduring earnings, reasonable valuations and a distinct competitive advantage. Weatherbie invests in Foundation growth stocks and Opportunity growth stocks. Foundation growth stocks are companies led by experienced management teams, with innovative business models and the potential for high sales and earnings growth. Opportunity growth stocks are companies whose earnings may be temporarily depressed, but Weatherbie believes change is underway that can reaccelerate earnings.

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of smallcap and midcap companies. Equity securities include common or preferred stocks that are listed on U.S. or foreign exchanges. Smallcap or midcap companies are companies that, at the time of purchase, have total market capitalization within the range of companies included in the Russell 2500 Growth Index or the Russell Midcap Growth Index, respectively, as reported by the indexes as of the most recent quarter-end. At December 31, 2017, the market capitalization of the companies in these indexes ranged from $22.5 million to $36.7 billion.

Prospectus 33/121

As a focus fund, the Fund intends to invest a substantial portion of its assets in a smaller number of issuers, and may focus its holdings in fewer business sectors or industries. Generally the Fund will own approximately 50 holdings. Fund holdings may occasionally exceed this number for a variety of reasons.

The Fund may invest a significant portion of its assets in securities of companies conducting business within a single sector, including the information technology, consumer discretionary, health care, and industrials sectors.

The Fund's portfolio manager(s) may sell a stock when it reaches a target price, it fails to perform as expected, or other opportunities appear more attractive. As a result, the Fund may engage in active trading of portfolio securities.

The Fund can leverage, that is, borrow money to buy additional securities. By borrowing money, the Fund has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed. However, leverage also has the potential to magnify any decrease in the value of the purchased securities.

The Fund can invest in foreign securities.

Principal Risks

An investment in the Fund involves risks. The Fund's share price may go down, which means you could lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investment Risk – An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Market Risk – Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions.

Equity Securities Risk – As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund's price per share will fluctuate due to changes in the market prices of its investments. Also, the Fund's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Growth Stocks Risk – Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

Prospectus 34/121

Small and Mid Cap Securities Risk – There may be greater risk in investing in companies with small or medium market capitalizations rather than larger, more established issuers owing to such factors as more limited product lines or financial resources or lack of management depth. It may also be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund owing to the potentially less frequent trading of stocks of smaller market capitalization.

Less Diversified Portfolio Risk – The Fund may have a more concentrated portfolio than other funds, so it may be more vulnerable to changes in the market value of a single issuer and may be more susceptible to risks associated with a single economic, political or regulatory occurrence than a fund that has a more diversified portfolio. The Fund may have substantial holdings within a particular sector, and companies in similar industries may be similarly affected by particular economic or market events.

Sector Risk – The Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within a sector. Companies in the same sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments in that sector than a fund that has a more diversified portfolio. Generally, the more broadly the Fund invests, the more it spreads risk and potentially reduces the risks of loss and volatility.

The Fund may be more susceptible to particular risks that may affect companies in the information technology sector than if it were invested in a wider variety of companies in unrelated sectors. At times, the performance of such companies will lag the performance of other industries or the broader market as a whole. Certain technology related companies may face special risks that their products or services may not prove to be commercially successful. Technology related companies are also strongly affected by worldwide scientific or technological developments. As a result, their products may rapidly become obsolete. Such companies are also often subject to governmental regulation and may, therefore, be adversely affected by governmental policies. These factors may lead to limited earnings and/or failing profit margins. As a result, the value of technology related companies' securities may fall or fail to rise. In addition, many technology related companies have limited operating histories and prices of these companies' securities have historically been more volatile than other securities, especially over the short term.

Leverage Risk – The cost of borrowing money to leverage may exceed the returns for the securities purchased or the securities purchased may actually go down in value; thus the Fund's net asset value could decrease more quickly than if it had not borrowed.

Foreign Securities Risk – The Fund's performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of

Prospectus 35/121

comprehensive company information, political instability and differing auditing and legal standards.

Portfolio Turnover (Active Trading) Risk – Because the Fund may engage in active trading of portfolio securities, it may incur increased transaction costs and brokerage commissions, both of which can lower the actual return on an investment. Active trading may also increase short-term gains and losses, which may affect the taxes a shareholder has to pay.

Performance

The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. Class Y Shares were not offered prior to August 30, 2017. Historical performance prior to August 30, 2017 is that of the Fund's Class I Shares. Performance prior to August 6, 2007, commencement of the Class I Shares' operations, is that of the Fund's Class A Shares. Prior to August 30, 2017, the Fund followed different investment strategies under the name "Alger SMid Cap Growth Fund" and prior to March 1, 2017 was managed by different portfolio managers. Accordingly, performance prior to those dates does not reflect the Fund's current investment strategies and investment personnel. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website www.alger.com.

Annual Total Return For Class I Shares* as of December 31 (%)

Best Quarter: Q2 2009 18.02%	Worst Quarter: Q4 2008 -28.32%

Prospectus 36/121

Average Annual Total Return as of December 31, 2017

	1 Year	5 Years	10 Years	Since 5/8/02
Class I (Inception 8/6/07)*
Return Before Taxes	37.90%	14.00%	6.82%	9.39%
Return After Taxes on Distributions	31.67%	8.84%	4.31%	7.51%
Return After Taxes on Distributions and Sale of Fund Shares	21.92%	9.77%	4.81%	7.41%
Russell 2500 Growth Index (reflects no deductions for fees, expenses or taxes)	24.46%	15.47%	9.62%	9.70%

*  The returns shown are for Class I Shares, which would have had substantially similar annual returns as Class Y Shares because the Shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses. Performance of the Fund's Class I Shares prior to August 6, 2007 reflects the performance of the Fund's Class A Shares, as adjusted with currently applicable sales charges and operating expenses, which differ from historical charges and expenses.

In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. A "Return After Taxes on Distributions and Sale of Fund Shares" may sometimes be higher than the other two return figures; this happens when there is a capital loss on redemptions, giving rise to a tax benefit to the shareholder.

Management

Investment Manager	Portfolio Managers Jointly and Primarily Responsible for Day-to-Day Management of the Fund's Portfolio
Fred Alger Management, Inc.

Sub-Adviser:

Weatherbie Capital, LLC (an affiliate of Fred Alger Management, Inc.) Weatherbie sub-advises the Fund subject to Fred Alger Management, Inc.'s	H. George Dai, Ph.D. Senior Managing Director and Co-Chief Investment Officer of Weatherbie Since March 2017
supervision and approval.	Joshua D. Bennett, CFA
Senior Managing Director, Director of Research of Weatherbie Since March 2017
Matthew A. Weatherbie, CFA President, Chief Executive Officer and Co-Chief Investment Officer of Weatherbie Since March 2017

Prospectus 37/121

Shareholder Information

Purchasing and Redeeming Fund Shares

The Fund's Class Y Shares are generally subject to a minimum initial investment of $500,000. Class Y Shares are available for purchase by institutional investors such as qualified and non-qualified retirement, deferred compensation, and benefit plans, bank and trust companies, insurance companies, corporations, charitable organizations, endowments and foundations, government entities, and fund-of-funds.

Investors may purchase or redeem Fund shares on any business day through a financial intermediary.

Tax Information

The Fund's distributions may be taxable as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary's website for more information.

Prospectus 38/121

Alger SMid Cap Focus Fund

Investment Objective

Alger SMid Cap Focus Fund seeks long-term capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Alger SMid Cap Focus Fund
Class	Z
Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	.81%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	.25%
Total Annual Fund Operating Expenses	1.06%
Fee Waiver and/or Expense Reimbursement*	(.07 )%*
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	.99%

*  Fred Alger Management, Inc. has contractually agreed to waive fees or to reimburse Fund expenses (excluding acquired fund fees and expenses, dividend expense on short sales, borrowing costs, interest, taxes, brokerage and extraordinary expenses) through February 28, 2019 to the extent necessary to limit the annual operating expenses of Class Z Shares of the Fund to .99% of the class's average net assets. This expense reimbursement may only be amended or terminated prior to its expiration date by agreement between Fred Alger Management, Inc. and the Fund's Board of Trustees, and will terminate automatically in the event of termination of the Investment Advisory Agreement. Fred Alger Management, Inc. may, during the one-year term of the expense reimbursement contract, recoup any expenses waived or reimbursed pursuant to the expense reimbursement contract to the extent that such recoupment would not cause the expense ratio to exceed the lesser of the stated limitation in effect at the time of (i) the waiver or reimbursement and (ii) the recoupment.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you

Prospectus 39/121

would pay the following expenses whether or not you redeemed your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Class Z	$101	$330	$578	$1,288

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 157.39% of the average value of its portfolio.

Principal Investment Strategy

Fred Alger Management, Inc. believes companies undergoing Positive Dynamic Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

Weatherbie Capital, LLC ("Weatherbie"), an affiliate of Fred Alger Management, Inc. and the Fund's sub-adviser, invests in smaller cap U. S. growth companies that Weatherbie believes have enduring earnings, reasonable valuations and a distinct competitive advantage. Weatherbie invests in Foundation growth stocks and Opportunity growth stocks. Foundation growth stocks are companies led by experienced management teams, with innovative business models and the potential for high sales and earnings growth. Opportunity growth stocks are companies whose earnings may be temporarily depressed, but change is underway that Weatherbie believes can reaccelerate earnings.

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of smallcap and midcap companies. Equity securities include common or preferred stocks that are listed on U.S. or foreign exchanges. Smallcap or midcap companies are companies that, at the time of purchase, have total market capitalization within the range of companies included in the Russell 2500 Growth Index or the Russell Midcap Growth Index, respectively, as reported by the indexes as of the most recent quarter-end. At December 31, 2017, the market capitalization of the companies in these indexes ranged from $22.5 million to $36.7 billion.

Prospectus 40/121

As a focus fund, the Fund intends to invest a substantial portion of its assets in a smaller number of issuers, and may focus its holdings in fewer business sectors or industries. Generally the Fund will own approximately 50 holdings. Fund holdings may occasionally exceed this number for a variety of reasons.

The Fund may invest a significant portion of its assets in securities of companies conducting business within a single sector, including the information technology, consumer discretionary, health care, and industrials sectors.

The Fund's portfolio manager(s) may sell a stock when it reaches a target price, it fails to perform as expected, or other opportunities appear more attractive. As a result, the Fund may engage in active trading of portfolio securities.

The Fund can leverage, that is, borrow money to buy additional securities. By borrowing money, the Fund has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed. However, leverage also has the potential to magnify any decrease in the value of the purchased securities.

The Fund can invest in foreign securities.

Principal Risks

An investment in the Fund involves risks. The Fund's share price may go down, which means you could lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investment Risk – An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Market Risk – Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions.

Equity Securities Risk – As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund's price per share will fluctuate due to changes in the market prices of its investments. Also, the Fund's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Growth Stocks Risk – Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

Prospectus 41/121

Small and Mid Cap Securities Risk – There may be greater risk in investing in companies with small or medium market capitalizations rather than larger, more established issuers due to such factors as more limited product lines or financial resources or lack of management depth. It may also be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund because of the potentially less frequent trading of stocks of smaller market capitalization.

Less Diversified Portfolio Risk – The Fund may have a more concentrated portfolio than other funds, so it may be more vulnerable to changes in the market value of a single issuer and may be more susceptible to risks associated with a single economic, political or regulatory occurrence than a fund that has a more diversified portfolio. The Fund may have substantial holdings within a particular sector, and companies in similar industries may be similarly affected by particular economic or market events.

Sector Risk – The Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within a sector. Companies in the same sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments in that sector than a fund that has a more diversified portfolio. Generally, the more broadly the Fund invests, the more it spreads risk and potentially reduces the risks of loss and volatility.

The Fund may be more susceptible to particular risks that may affect companies in the information technology sector than if it were invested in a wider variety of companies in unrelated sectors. At times, the performance of such companies will lag the performance of other industries or the broader market as a whole. Certain technology related companies may face special risks that their products or services may not prove to be commercially successful. Technology related companies are also strongly affected by worldwide scientific or technological developments. As a result, their products may rapidly become obsolete. Such companies are also often subject to governmental regulation and may, therefore, be adversely affected by governmental policies. These factors may lead to limited earnings and/or failing profit margins. As a result, the value of technology related companies' securities may fall or fail to rise. In addition, many technology related companies have limited operating histories and prices of these companies' securities have historically been more volatile than other securities, especially over the short term.

Leverage Risk – The cost of borrowing money to leverage may exceed the returns for the securities purchased or the securities purchased may actually go down in value; thus the Fund's net asset value could decrease more quickly than if it had not borrowed.

Foreign Securities Risk – The Fund's performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of

Prospectus 42/121

comprehensive company information, political instability and differing auditing and legal standards.

Portfolio Turnover (Active Trading) Risk – Because the Fund may engage in active trading of portfolio securities, it may incur increased transaction costs and brokerage commissions, both of which can lower the actual return on an investment. Active trading may also increase short-term gains and losses, which may affect the taxes a shareholder has to pay.

Performance

The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. Prior to August 30, 2017, the Fund followed different investment strategies under the name "Alger SMid Cap Growth Fund" and prior to March 1, 2017 was managed by different portfolio managers. Accordingly, performance prior to those dates does not reflect the Fund's current investment strategies and investment personnel. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website www.alger.com.

Annual Total Return for Class Z Shares as of December 31 (%)

Best Quarter: Q1 2012 14.36%	Worst Quarter: Q3 2011 -22.67%

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Average Annual Total Return as of December 31, 2017

	1 Year	5 Years	Since Inception
Class Z (Inception 12/29/10)
Return Before Taxes	38.39%	14.38%	11.50%
Return After Taxes on Distributions	32.28%	9.27%	7.83%
Return After Taxes on Distributions and Sale of Fund Shares	22.19%	10.08%	8.29%
Russell 2500 Growth Index (reflects no deductions for fees, expenses or taxes)	24.46%	15.47%	12.84%

In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. A "Return After Taxes on Distributions and Sale of Fund Shares" may sometimes be higher than the other two return figures; this happens when there is a capital loss on redemptions, giving rise to a tax benefit to the shareholder.

Management

Investment Manager	Portfolio Managers Jointly and Primarily Responsible for Day-to-Day Management of the Fund's Portfolio
Fred Alger Management, Inc.

Sub-Adviser:

Weatherbie Capital, LLC (an affiliate of Fred Alger Management, Inc.) Weatherbie sub-advises the Fund subject to Fred Alger Management, Inc.'s	H. George Dai, Ph.D. Senior Managing Director and Co-Chief Investment Officer of Weatherbie Since March 2017
supervision and approval.	Joshua D. Bennett, CFA
Senior Managing Director, Director of Research of Weatherbie Since March 2017
Matthew A. Weatherbie, CFA President, Chief Executive Officer and Co-Chief Investment Officer of Weatherbie Since March 2017

Shareholder Information

Purchasing and Redeeming Fund Shares

The Fund's Class Z Shares are generally subject to a minimum initial investment of $500,000, which may be waived for group employer-sponsored 401(k) plans,

Prospectus 44/121

457 plans, employer sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans, retiree health benefit plans and non-qualified deferred compensation plans. The waiver is available only for retirement plans that hold omnibus positions, or for aggregate plan participant positions, for each Fund made available for the plan. The waiver is generally not available to non-retirement accounts, traditional and Roth Individual Retirement Accounts, Coverdell Education Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs, individual 401(k) plans or individual 403(b) plans.

Investors may purchase or redeem Fund shares on any business day through a financial intermediary.

Tax Information

The Fund's distributions may be taxable as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary's website for more information.

Prospectus 45/121

Alger Small Cap Growth Fund

Investment Objective

Alger Small Cap Growth Fund seeks long-term capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Alger Small Cap Growth Fund
Class	Z
Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	.81%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	.27%
Total Annual Fund Operating Expenses	1.08%
Fee Waiver and/or Expense Reimbursement*	(.09 )%*
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	.99%

*  Fred Alger Management, Inc. has contractually agreed to waive fees or to reimburse Fund expenses (excluding acquired fund fees and expenses, dividend expense on short sales, borrowing costs, interest, taxes, brokerage and extraordinary expenses) through February 28, 2019 to the extent necessary to limit the annual operating expenses of Class Z Shares of the Fund to .99% of the class's average net assets. This expense reimbursement may only be amended or terminated prior to its expiration date by agreement between Fred Alger Management, Inc. and the Fund's Board of Trustees, and will terminate automatically in the event of termination of the Investment Advisory Agreement. Fred Alger Management, Inc. may, during the one-year term of the expense reimbursement contract, recoup any expenses waived or reimbursed pursuant to the expense reimbursement contract to the extent that such recoupment would not cause the expense ratio to exceed the lesser of the stated limitation in effect at the time of (i) the waiver or reimbursement and (ii) the recoupment.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The one-year example and the first year of the three-, five- and ten-years examples are based on net operating expenses, which reflect the contractual expense limitation agreed to by Fred Alger Management, Inc. Although your actual costs may be higher

Prospectus 46/121

or lower, based on these assumptions you would pay the following expenses whether or not you redeemed your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Class Z	$101	$335	$587	$1,309

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 30.32% of the average value of its portfolio.

Principal Investment Strategy

Fred Alger Management, Inc. believes companies undergoing Positive Dynamic Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

The Fund focuses on small, fast-growing companies that Fred Alger Management, Inc. believes offer innovative products, services or technologies to a rapidly-expanding marketplace. The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that, at the time of purchase of the securities, have total market capitalization between (1) the higher of (a) $5 billion or (b) the company in either the Russell 2000 Growth Index or the MSCI USA Small Cap Index (each, an "Index" and together, the "Indexes") with the highest capitalization, and (2) the company in either Index with the lowest capitalization, at any time during the most recent 12-month period as reported by either Index. Both Indexes are broad-based indexes of small capitalization stocks. At December 31, 2017, the market capitalization of the companies in the Indexes ranged from $6.4 million to $13.2 billion. Equity securities include common or preferred stocks that are listed on U.S. or foreign exchanges.

The Fund may invest a significant portion of its assets in securities of companies conducting business within a single sector, including the health care and information technology sectors.

The Fund's portfolio manager(s) may sell a stock when it reaches a target price, it fails to perform as expected, or other opportunities appear more attractive.

Prospectus 47/121

The Fund can invest in foreign securities.

Principal Risks

An investment in the Fund involves risks. The Fund's share price may go down, which means you could lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investment Risk – An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Market Risk – Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions.

Equity Securities Risk – As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund's price per share will fluctuate due to changes in the market prices of its investments. Also, the Fund's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Growth Stocks Risk – Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

Small Cap Securities Risk – There may be greater risk in investing in smaller, less seasoned companies rather than larger, more established companies due to such factors as inexperienced management and limited product lines or financial resources. It may also be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund because of the potentially less frequent trading of stocks of smaller market capitalization.

Sector Risk — The Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within a sector. Companies in the same sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments in that sector than a fund that has a more diversified portfolio. Generally, the more broadly the Fund invests, the more it spreads risk and potentially reduces the risks of loss and volatility.

Prospectus 48/121

The Fund may be more susceptible to particular risks that may affect companies in the information technology and healthcare sectors than if it were invested in a wider variety of companies in unrelated sectors. At times, the performance of such companies will lag the performance of other industries or the broader market as a whole, and the performance of such companies may be more volatile. The field of medical technology is subject to substantial governmental regulation and may, therefore, be adversely affected by governmental policies. These factors may lead to limited earnings and/or failing profit margins. As a result, the value of technology and healthcare companies' securities may fall or fail to rise. In addition, companies in the information technology and healthcare sectors can be significantly affected by intense competition, aggressive pricing, technological innovations, product obsolescence, patent considerations, product compatibility and consumer preferences. Many of these companies also have limited operating histories and prices of these companies' securities have historically been more volatile than other securities, especially over the short term.

Foreign Securities Risk – The Fund's performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing audit and legal standards.

Performance

The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website www.alger.com.

Prospectus 49/121

Annual Total Return for Class Z Shares as of December 31 (%)

Best Quarter: Q4 2011 15.48%	Worst Quarter: Q3 2011 -22.89%

Average Annual Total Return as of December 31, 2017

	1 Year	5 Years	Since Inception
Class Z (Inception 12/29/10)
Return Before Taxes	28.64%	12.13%	9.76%
Return After Taxes on Distributions	28.28%	9.74%	8.00%
Return After Taxes on Distributions and Sale of Fund Shares	16.50%	9.15%	7.50%
Russell 2000 Growth Index (reflects no deductions for fees, expenses or taxes)	22.17%	15.21%	12.19%

In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. A "Return After Taxes on Distributions and Sale of Fund Shares" may sometimes be higher than the other two return figures; this happens when there is a capital loss on redemptions, giving rise to a tax benefit to the shareholder.

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Management

Investment Manager	Portfolio Managers Jointly and Primarily Responsible for Day-to-Day Management of the Fund's Portfolio
Fred Alger Management, Inc.	Amy Y. Zhang, CFA Senior Vice President and Portfolio Manager Since February 2015
Dan C. Chung, CFA Chief Executive Officer, Chief Investment Officer and Portfolio Manager Since January 2016

Shareholder Information

Purchasing and Redeeming Fund Shares

The Fund's Class Z Shares are generally subject to a minimum initial investment of $500,000, which may be waived for group employer-sponsored 401(k) plans, 457 plans, employer sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans, retiree health benefit plans and non-qualified deferred compensation plans. The waiver is available only for retirement plans that hold omnibus positions, or for aggregate plan participant positions, for each Fund made available for the plan. The waiver is generally not available to non-retirement accounts, traditional and Roth Individual Retirement Accounts, Coverdell Education Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs, individual 401(k) plans or individual 403(b) plans.

Investors may purchase or redeem Fund shares on any business day through a financial intermediary.

Tax Information

The Fund's distributions may be taxable as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary's website for more information.

Prospectus 51/121

Alger Small Cap Focus Fund

Investment Objective

Alger Small Cap Focus Fund seeks long-term capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Alger Small Cap Focus Fund
Class	I
Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	.75%
Distribution and/or Shareholder Servicing (12b-1) Fees	.25%
Other Expenses	.21%
Total Annual Fund Operating Expenses	1.21%
Fee Waiver and/or Expense Reimbursement*	(.01 )%*
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.20%

*  Fred Alger Management, Inc. has contractually agreed to waive fees or to reimburse Fund expenses (excluding acquired fund fees and expenses, dividend expense on short sales, borrowing costs, interest, taxes, brokerage and extraordinary expenses) through February 28, 2019 to the extent necessary to limit the annual operating expenses of Class I Shares of the Fund to 1.20% of the class's average net assets. This expense reimbursement may only be amended or terminated prior to its expiration date by agreement between Fred Alger Management, Inc. and the Fund's Board of Trustees, and will terminate automatically in the event of termination of the Investment Advisory Agreement. Fred Alger Management, Inc. may, during the one-year term of the expense reimbursement contract, recoup any expenses waived or reimbursed pursuant to the expense reimbursement contract to the extent that such recoupment would not cause the expense ratio to exceed the lesser of the stated limitation in effect at the time of (i) the waiver or reimbursement and (ii) the recoupment.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The one-year example and the first year of the three-, five- and ten-years examples are based on net operating expenses, which reflect the contractual expense limitation agreed to by Fred Alger Management, Inc. Although your actual costs may be higher

Prospectus 52/121

or lower, based on these assumptions you would pay the following expenses whether or not you redeemed your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Class I	$122	$383	$664	$1,465

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 44.56% of the average value of its portfolio.

Principal Investment Strategy

Fred Alger Management, Inc. believes companies undergoing Positive Dynamic Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that, at the time of purchase of the securities, have total market capitalization between (1) the higher of (a) $5 billion or (b) the company in either the Russell 2000 Growth Index or the MSCI USA Small Cap Index (each, an "Index" and together, the "Indexes") with the highest capitalization, and (2) the company in either Index with the lowest capitalization, at any time during the most recent 12-month period as reported by either Index. Both Indexes are broad-based indexes of small capitalization stocks. At December 31, 2017, the market capitalization of the companies in the Indexes ranged from $6.4 million to $13.2 billion. Equity securities include common or preferred stocks that are listed on U.S. or foreign exchanges. In addition, under normal market conditions, the Fund invests at least 25% of its total assets in technology companies focused in the fields of medicine and information. From time to time, the Fund may have 25% or more of its total assets invested in any one of these industries. Fred Alger Management, Inc. believes that there is very little in the field of medicine that does not use some type of medical technology and that has not been affected by new technology. Advances in technology increasingly pervade health care companies through changes in medical and surgical procedures, drugs, medical devices, and new support systems.

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As a focus fund, the Fund intends to invest a substantial portion of its assets in a smaller number of issuers. The Fund will concentrate its portfolio in a few industries. Generally the Fund will own approximately 50 holdings. Fund holdings may occasionally exceed this number for a variety of reasons.

The Fund's portfolio manager(s) may sell a stock when it reaches a target price, it fails to perform as expected, or other opportunities appear more attractive.

The Fund can leverage, that is, borrow money to buy additional securities. By borrowing money, the Fund has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed. However, leverage also has the potential to magnify any decrease in the value of the purchased securities.

The Fund can invest in foreign securities.

Principal Risks

An investment in the Fund involves risks. The Fund's share price may go down, which means you could lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investment Risk – An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Market Risk – Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions.

Equity Securities Risk – As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund's price per share will fluctuate due to changes in the market prices of its investments. Also, the Fund's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Growth Stocks Risk – Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

Small Cap Securities Risk – There may be greater risk in investing in smaller, less seasoned companies rather than larger, more established companies due to such factors as inexperienced management and limited product lines or financial

Prospectus 54/121

resources. It may also be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund because of the potentially less frequent trading of stocks of smaller market capitalization.

Less Diversified Portfolio Risk – The Fund may have a more concentrated portfolio than other funds, so it may be more vulnerable to changes in the market value of a single issuer and may be more susceptible to risks associated with a single economic, political or regulatory occurrence than a fund that has a more diversified portfolio. The Fund may have substantial holdings within a particular sector, and companies in similar industries may be similarly affected by particular economic or market events.

Concentration Risk – Since the Fund concentrates its investments in technology companies, the value of the Fund's shares may be more volatile than mutual funds that do not similarly concentrate their investments. Furthermore because the field of medical technology is subject to substantial government regulation, changes in applicable regulations could adversely affect companies in those industries. In addition, the comparative rapidity of product development and technological advancement in those industries may be reflected in greater volatility of the stocks of companies operating in those areas. In addition, companies focused in the field of information technology can be significantly affected by intense competition, aggressive pricing, technological innovations, product obsolescence, patent considerations, product compatibility and consumer preferences.

Leverage Risk – The cost of borrowing money to leverage may exceed the returns for the securities purchased or the securities purchased may actually go down in value; thus the Fund's net asset value could decrease more quickly than if it had not borrowed.

Foreign Securities Risk – The Fund's performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing audit and legal standards.

Performance

The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website www.alger.com.

Prospectus 55/121

Prior to August 7, 2015, the Fund followed different investment strategies under the name "Alger Growth Opportunities Fund" and prior to February 12, 2015 was managed by a different portfolio manager. Accordingly, performance prior to those dates does not reflect the Fund's current investment strategies and investment personnel.

Annual Total Return for Class I Shares as of December 31 (%)

Best Quarter: Q2 2009 22.64%	Worst Quarter: Q3 2011 -22.95%

Average Annual Total Return as of December 31, 2017

	1 Year	5 Years	Since Inception
Class I (Inception 3/3/08)
Return Before Taxes	28.93%	14.91%	9.58%
Return After Taxes on Distributions	28.64%	13.39%	8.50%
Return After Taxes on Distributions and Sale of Fund Shares	16.61%	11.49%	7.59%
Russell 2000 Growth Index (reflects no deductions for fees, expenses or taxes)	22.17%	15.21%	10.86%

In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. A "Return After Taxes on Distributions

Prospectus 56/121

and Sale of Fund Shares" may sometimes be higher than the other two return figures; this happens when there is a capital loss on redemptions, giving rise to a tax benefit to the shareholder.

Management

Investment Manager	Portfolio Manager Primarily Responsible for Day-to-Day Management of the Fund's Portfolio
Fred Alger Management, Inc.	Amy Y. Zhang, CFA Senior Vice President and Portfolio Manager Since February 2015

Shareholder Information

Purchasing and Redeeming Fund Shares

The Fund's Class I Shares are not subject to a minimum initial investment. Class I Shares are an investment vehicle principally for institutional investors such as registered investment advisers, banks, trust companies, and other financial institutions, for investments in employee benefit plans, or for advisory platform investors who pay a separate fee to such institution for the right to invest.

Investors may purchase or redeem Fund shares on any business day through a financial intermediary.

Tax Information

The Fund's distributions may be taxable as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary's website for more information.

Prospectus 57/121

Alger Small Cap Focus Fund

Investment Objective

Alger Small Cap Focus Fund seeks long-term capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Alger Small Cap Focus Fund
Class	Y
Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	.75%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	.76%
Total Annual Fund Operating Expenses	1.51%
Fee Waiver and/or Expense Reimbursement*	(.61 )%*
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	.90%

*  Fred Alger Management, Inc. has contractually agreed to waive fees or to reimburse Fund expenses (excluding acquired fund fees and expenses, dividend expense on short sales, borrowing costs, interest, taxes, brokerage and extraordinary expenses) through February 28, 2019 to the extent necessary to limit the annual operating expenses of Class Y Shares of the Fund to .90% of the class's average net assets. This expense reimbursement may only be amended or terminated prior to its expiration date by agreement between Fred Alger Management, Inc. and the Fund's Board of Trustees, and will terminate automatically in the event of termination of the Investment Advisory Agreement. Fred Alger Management, Inc. may, during the one-year term of the expense reimbursement contract, recoup any expenses waived or reimbursed pursuant to the expense reimbursement contract to the extent that such recoupment would not cause the expense ratio to exceed the lesser of the stated limitation in effect at the time of (i) the waiver or reimbursement and (ii) the recoupment.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The one-year example and the first year of the three-, five- and ten-years examples are based on net operating expenses, which reflect the contractual expense limitation agreed to by Fred Alger Management, Inc. Although your actual costs may be higher

Prospectus 58/121

or lower, based on these assumptions you would pay the following expenses regardless of whether or not you redeemed your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Class Y	$92	$417	$766	$1,749

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 44.56% of the average value of its portfolio.

Principal Investment Strategy

Fred Alger Management, Inc. believes companies undergoing Positive Dynamic Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that, at the time of purchase of the securities, have total market capitalization between (1) the higher of (a) $5 billion or (b) the company in either the Russell 2000 Growth Index or the MSCI USA Small Cap Index (each, an "Index" and together, the "Indexes") with the highest capitalization, and (2) the company in either Index with the lowest capitalization, at any time during the most recent 12-month period as reported by either Index. Both Indexes are broad-based indexes of small capitalization stocks. At December 31, 2017, the market capitalization of the companies in the Indexes ranged from $6.4 million to $13.2 billion. Equity securities include common or preferred stocks that are listed on U.S. or foreign exchanges. In addition, under normal market conditions, the Fund invests at least 25% of its total assets in technology companies focused in the fields of medicine and information. From time to time, the Fund may have 25% or more of its total assets invested in any one of these industries. Fred Alger Management, Inc. believes that there is very little in the field of medicine that does not use some type of medical technology and that has not been affected by new technology. Advances in technology increasingly pervade health care companies through changes in medical and surgical procedures, drugs, medical devices, and new support systems.

Prospectus 59/121

As a focus fund, the Fund intends to invest a substantial portion of its assets in a smaller number of issuers. The Fund will concentrate its portfolio in a few industries. Generally the Fund will own approximately 50 holdings. Fund holdings may occasionally exceed this number for a variety of reasons.

The Fund's portfolio manager(s) may sell a stock when it reaches a target price, it fails to perform as expected, or other opportunities appear more attractive.

The Fund can leverage, that is, borrow money to buy additional securities. By borrowing money, the Fund has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed. However, leverage also has the potential to magnify any decrease in the value of the purchased securities.

The Fund can invest in foreign securities.

Principal Risks

An investment in the Fund involves risks. The Fund's share price may go down, which means you could lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investment Risk – An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Market Risk – Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions.

Equity Securities Risk – As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund's price per share will fluctuate due to changes in the market prices of its investments. Also, the Fund's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Growth Stocks Risk – Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

Small Cap Securities Risk – There may be greater risk in investing in smaller, less seasoned companies rather than larger, more established companies due to such factors as inexperienced management and limited product lines or financial

Prospectus 60/121

resources. It may also be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund because of the potentially less frequent trading of stocks of smaller market capitalization.

Less Diversified Portfolio Risk – The Fund may have a more concentrated portfolio than other funds, so it may be more vulnerable to changes in the market value of a single issuer and may be more susceptible to risks associated with a single economic, political or regulatory occurrence than a fund that has a more diversified portfolio. The Fund may have substantial holdings within a particular sector, and companies in similar industries may be similarly affected by particular economic or market events.

Concentration Risk – Since the Fund concentrates its investments in technology companies, the value of the Fund's shares may be more volatile than mutual funds that do not similarly concentrate their investments. Furthermore because the field of medical technology is subject to substantial government regulation, changes in applicable regulations could adversely affect companies in those industries. In addition, the comparative rapidity of product development and technological advancement in those industries may be reflected in greater volatility of the stocks of companies operating in those areas. In addition, companies focused in the field of information technology can be significantly affected by intense competition, aggressive pricing, technological innovations, product obsolescence, patent considerations, product compatibility and consumer preferences.

Leverage Risk – The cost of borrowing money to leverage may exceed the returns for the securities purchased or the securities purchased may actually go down in value; thus, the Fund's net asset value could decrease more quickly than if it had not borrowed.

Foreign Securities Risk – The Fund's performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing audit and legal standards.

Performance

The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. Class Y Shares were not offered prior to March 1, 2017. Historical performance prior to March 1, 2017 is that of the Fund's Class Z Shares. Prior to August 7, 2015, the Fund followed different investment strategies under the name "Alger Growth Opportunities Fund" and prior to February 12, 2015 was managed by a different portfolio manager. Accordingly, performance prior to those dates does not reflect the Fund's current

Prospectus 61/121

investment strategies and investment personnel. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website www.alger.com.

Annual Total Return for Class Z Shares as of December 31 (%)

Best Quarter: Q1 2012 14.33%	Worst Quarter: Q3 2011 -22.98%

Average Annual Total Return as of December 31, 2017

	1 Year	5 Years	Since Inception
Class Z (Inception 12/29/10)*
Return Before Taxes	29.27%	15.23%	11.91%
Return After Taxes on Distributions	28.98%	13.70%	10.36%
Return After Taxes on Distributions and Sale of Fund Shares	16.80%	11.75%	9.26%
Russell 2000 Growth Index (reflects no deductions for fees, expenses or taxes)	22.17%	15.21%	12.19%

*  The returns shown are for Class Z Shares, which would have substantially similar annual returns as Class Y Shares because the Shares are invested in the same portfolio of securities and the annual returns would differ only to the extent that the Classes do not have the same expenses.

In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown may not be relevant to

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investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. A "Return After Taxes on Distributions and Sale of Fund Shares" may sometimes be higher than the other two return figures; this happens when there is a capital loss on redemptions, giving rise to a tax benefit to the shareholder.

Management

Investment Manager	Portfolio Manager Primarily Responsible for Day-to-Day Management of the Fund's Portfolio
Fred Alger Management, Inc.	Amy Y. Zhang, CFA Senior Vice President and Portfolio Manager Since February 2015

Shareholder Information

Purchasing and Redeeming Fund Shares

The Fund's Class Y Shares are generally subject to a minimum initial investment of $500,000. Class Y Shares are available for purchase by institutional investors such as qualified and non-qualified retirement, deferred compensation, and benefit plans, bank and trust companies, insurance companies, corporations, charitable organizations, endowments and foundations, government entities, and fund-of-funds.

Investors may purchase or redeem Fund shares on any business day through a financial intermediary.

Tax Information

The Fund's distributions may be taxable as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary's website for more information.

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Alger Small Cap Focus Fund

Investment Objective

Alger Small Cap Focus Fund seeks long-term capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Alger Small Cap Focus Fund
Class	Z
Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	.75%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	.15%
Total Annual Fund Operating Expenses	.90%

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses regardless of whether or not you redeemed your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Class Z	$92	$287	$498	$1,108

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 44.56% of the average value of its portfolio.

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Principal Investment Strategy

Fred Alger Management, Inc. believes companies undergoing Positive Dynamic Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that, at the time of purchase of the securities, have total market capitalization between (1) the higher of (a) $5 billion or (b) the company in either the Russell 2000 Growth Index or the MSCI USA Small Cap Index (each, an "Index" and together, the "Indexes") with the highest capitalization, and (2) the company in either Index with the lowest capitalization, at any time during the most recent 12-month period as reported by either Index. Both Indexes are broad-based indexes of small capitalization stocks. At December 31, 2017, the market capitalization of the companies in the Indexes ranged from $6.4 million to $13.2 billion. Equity securities include common or preferred stocks that are listed on U.S. or foreign exchanges. In addition, under normal market conditions, the Fund invests at least 25% of its total assets in technology companies focused in the fields of medicine and information. From time to time, the Fund may have 25% or more of its total assets invested in any one of these industries. Fred Alger Management, Inc. believes that there is very little in the field of medicine that does not use some type of medical technology and that has not been affected by new technology. Advances in technology increasingly pervade health care companies through changes in medical and surgical procedures, drugs, medical devices, and new support systems.

As a focus fund, the Fund intends to invest a substantial portion of its assets in a smaller number of issuers. The Fund will concentrate its portfolio in a few industries. Generally the Fund will own approximately 50 holdings. Fund holdings may occasionally exceed this number for a variety of reasons.

The Fund's portfolio manager(s) may sell a stock when it reaches a target price, it fails to perform as expected, or other opportunities appear more attractive.

The Fund can leverage, that is, borrow money to buy additional securities. By borrowing money, the Fund has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed. However, leverage also has the potential to magnify any decrease in the value of the purchased securities.

The Fund can invest in foreign securities.

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Principal Risks

An investment in the Fund involves risks. The Fund's share price may go down, which means you could lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investment Risk – An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Market Risk – Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions.

Equity Securities Risk – As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund's price per share will fluctuate due to changes in the market prices of its investments. Also, the Fund's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Growth Stocks Risk – Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

Small Cap Securities Risk – There may be greater risk in investing in smaller, less seasoned companies rather than larger, more established companies due to such factors as inexperienced management and limited product lines or financial resources. It may also be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund because of the potentially less frequent trading of stocks of smaller market capitalization.

Less Diversified Portfolio Risk – The Fund may have a more concentrated portfolio than other funds, so it may be more vulnerable to changes in the market value of a single issuer and may be more susceptible to risks associated with a single economic, political or regulatory occurrence than a fund that has a more diversified portfolio. The Fund may have substantial holdings within a particular sector, and companies in similar industries may be similarly affected by particular economic or market events.

Concentration Risk – Since the Fund concentrates its investments in technology companies, the value of the Fund's shares may be more volatile than mutual funds that do not similarly concentrate their investments. Furthermore because the field of medical technology is subject to substantial government regulation, changes in applicable regulations could adversely affect companies in those industries. In addition,

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the comparative rapidity of product development and technological advancement in those industries may be reflected in greater volatility of the stocks of companies operating in those areas. In addition, companies focused in the field of information technology can be significantly affected by intense competition, aggressive pricing, technological innovations, product obsolescence, patent considerations, product compatibility and consumer preferences.

Leverage Risk – The cost of borrowing money to leverage may exceed the returns for the securities purchased or the securities purchased may actually go down in value; thus, the Fund's net asset value could decrease more quickly than if it had not borrowed.

Foreign Securities Risk – The Fund's performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing audit and legal standards.

Performance

The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website www.alger.com.

Prior to August 7, 2015, the Fund followed different investment strategies under the name "Alger Growth Opportunities Fund" and prior to February 12, 2015 was managed by a different portfolio manager. Accordingly, performance prior to those dates does not reflect the Fund's current investment strategies and investment personnel.

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Annual Total Return for Class Z Shares as of December 31 (%)

Best Quarter: Q1 2012 14.33%	Worst Quarter: Q3 2011 -22.98%

Average Annual Total Return as of December 31, 2017

	1 Year	5 Years	Since Inception
Class Z (Inception 12/29/10)
Return Before Taxes	29.27%	15.23%	11.91%
Return After Taxes on Distributions	28.98%	13.70%	10.36%
Return After Taxes on Distributions and Sale of Fund Shares	16.80%	11.75%	9.26%
Russell 2000 Growth Index (reflects no deductions for fees, expenses or taxes)	22.17%	15.21%	12.19%

In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. A "Return After Taxes on Distributions and Sale of Fund Shares" may sometimes be higher than the other two return figures; this happens when there is a capital loss on redemptions, giving rise to a tax benefit to the shareholder.

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Management

Investment Manager	Portfolio Manager Primarily Responsible for Day-to-Day Management of the Fund's Portfolio
Fred Alger Management, Inc.	Amy Y. Zhang, CFA Senior Vice President and Portfolio Manager Since February 2015

Shareholder Information

Purchasing and Redeeming Fund Shares

The Fund's Class Z Shares are generally subject to a minimum initial investment of $500,000, which may be waived for group employer-sponsored 401(k) plans, 457 plans, employer sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans, retiree health benefit plans and non-qualified deferred compensation plans. The waiver is available only for retirement plans that hold omnibus positions, or for aggregate plan participant positions, for each Fund made available for the plan. The waiver is generally not available to non-retirement accounts, traditional and Roth Individual Retirement Accounts, Coverdell Education Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs, individual 401(k) plans or individual 403(b) plans.

Investors may purchase or redeem Fund shares on any business day through a financial intermediary.

Tax Information

The Fund's distributions may be taxable as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary's website for more information.

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Alger Health Sciences Fund

Investment Objective

Alger Health Sciences Fund seeks long-term capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Class Z
Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses* (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	.55%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	.31%
Total Annual Fund Operating Expenses	.86%
Fee Waiver and/or Expense Reimbursement**	(.11	)%**
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	.75%

*  The expense information in the table has been restated to reflect a reduction in management fees that was effective on January 1, 2018 and an adjustment to the Fee Waiver and/or Expense Reimbursement.

**  Fred Alger Management, Inc. has contractually agreed to waive fees or to reimburse Fund expenses (excluding acquired fund fees and expenses, dividend expense on short sales, borrowing costs, interest, taxes, brokerage and extraordinary expenses) through February 28, 2019 to the extent necessary to limit the annual operating expenses of the Fund's Class Z Shares to .75% of the class's average net assets. The expense reimbursement may only be amended or terminated prior to its expiration date by agreement between Fred Alger Management, Inc. and the Fund's Board of Trustees, and will terminate automatically in the event of termination of the Investment Advisory Agreement. Fred Alger Management, Inc. may, during the one-year term of the expense reimbursement contract, recoup any expenses waived or reimbursed pursuant to the expense reimbursement contract to the extent that such recoupment would not cause the expense ratio to exceed the lesser of the stated limitation in effect at the time of (i) the waiver or reimbursement and (ii) the recoupment.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The one-year example and the first year of the three-, five- and ten-years examples are based on net operating expenses, which reflect the contractual expense limitation agreed to by Fred Alger Management, Inc. Although your actual costs may be higher

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or lower, based on these assumptions you would pay the following expenses whether or not you redeemed your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Class Z	$77	$263	$466	$1,051

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 106.66% of the average value of its portfolio.

Principal Investment Strategy

Fred Alger Management, Inc. believes companies undergoing Positive Dynamic Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies of any market capitalization that are engaged in the health sciences sector. Equity securities include common or preferred stocks that are listed on U.S. or foreign exchanges. A company will be considered to be engaged in the health sciences sector if it derives at least 50% of its earnings or revenues from, or devotes at least 50% of its assets to, activities in any area of the health sciences sector, including health care services, pharmaceuticals, medical equipment and supplies and applied research and development. Such companies include, but are not limited to:

•  hospitals, clinical test laboratories, convalescent and mental health care facilities, home care providers, and companies that supply services to any of the foregoing;

•  companies involved in pharmaceuticals, biotechnology, biochemistry and diagnostics; and

•  producers and manufacturers of medical, dental and optical supplies and equipment.

The Fund's portfolio manager(s) may sell a stock when it reaches a target price, it fails to perform as expected, or other opportunities appear more attractive. As a result, the Fund may engage in active trading of portfolio securities.

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The Fund can leverage, that is, borrow money to buy additional securities. By borrowing money, the Fund has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed. However, leverage also has the potential to magnify any decrease in the value of the purchased securities.

The Fund can also invest in privately placed securities, which are securities acquired in non-public offerings for which there is no readily available market.

The Fund can invest in foreign securities.

Principal Risks

An investment in the Fund involves risks. The Fund's share price may go down, which means you could lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investment Risk – An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Market Risk – Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions.

Equity Securities Risk – As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund's price per share will fluctuate due to changes in the market prices of its investments. Also, the Fund's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Growth Stocks Risk – Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

Smaller Cap Securities Risk – Investing in companies of all capitalizations involves the risk that smaller issuers in which the Fund invests may have limited product lines or financial resources, or lack management depth. It may also be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund because of the potentially less frequent trading of stocks of smaller market capitalization.

Leverage Risk – The cost of borrowing money to leverage may exceed the returns for the securities purchased or the securities purchased may actually go down in

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value; thus, the Fund's net asset value could decrease more quickly than if it had not borrowed.

Concentration Risk – Since the Fund concentrates its investments in the health sciences sector, the value of the Fund's shares may be more volatile than mutual funds that do not similarly concentrate their investments. Furthermore, because many of the industries in the health sciences sector are subject to substantial government regulation, changes in applicable regulations could adversely affect companies in those industries. In addition, the comparative rapidity of product development and technological advancement in many areas of the sector may be reflected in greater volatility of the stocks of companies operating in those areas.

Privately Placed Securities Risk – A private placement is an offering of a company's securities that is not registered with the SEC and is not offered to the public. Less information may be available about companies that make private placements than about publicly offered companies and such companies may not be subject to the disclosure and other investor protection requirements that would be applicable if their securities were publicly traded. The sale or transfer of privately placed securities may be limited or prohibited by contract or law and such investments are generally considered to be illiquid. Privately placed securities are generally fair valued as they are not traded frequently. The Fund may be required to hold such positions for several years, if not longer, regardless of valuation, which may cause the Fund to be less liquid.

Portfolio Turnover (Active Trading) Risk – Because the Fund may engage in active trading of portfolio securities, it may incur increased transaction costs and brokerage commissions, both of which can lower the actual return on an investment. Active trading may also increase short-term gains and losses, which may affect the taxes a shareholder has to pay.

Foreign Securities Risk – Foreign securities are securities issued by companies (i) that are organized under the laws of a foreign country; (ii) whose principal trading market is in a foreign country; or (iii) that have a majority of their assets, or derive more than 50% of their revenue or profits from business, investments, or sales, outside the United States.

Performance

The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website www.alger.com.

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Annual Total Return for Class Z Shares as of December 31 (%)

Best Quarter: Q1 2017 16.43%	Worst Quarter: Q1 2016 -15.96%

Average Annual Total Return as of December 31, 2017

	1 Year	Since Inception (5/28/15)
Class Z
Return Before Taxes	37.75%	6.90%
Return After Taxes on Distributions	36.76%	4.82%
Return After Taxes on Distributions and Sale of Fund Shares	22.17%	4.76%
S&P 500 Index (reflects no deductions for fees, expenses or taxes)	21.83%	11.66%
Russell 3000 Healthcare Index (reflects no deductions for fees, expenses or taxes)	23.13%	5.34%

In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. A "Return After Taxes on Distributions and Sale of Fund Shares" may sometimes be higher than the other two return figures; this happens when there is a capital loss on redemptions, giving rise to a tax benefit to the shareholder.

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Management

Investment Manager	Portfolio Managers Jointly and Primarily Responsible for Day-to-Day Management of the Fund's Portfolio
Fred Alger Management, Inc.	Dan C. Chung, CFA Chief Executive Officer, Chief Investment Officer and Portfolio Manager Since October 2005
Teresa McRoberts Senior Vice President, Senior Analyst and Portfolio Manager Since February 2015

Shareholder Information

Purchasing and Redeeming Fund Shares

The Fund's Class Z Shares are generally subject to a minimum initial investment of $500,000, which may be waived for group employer-sponsored 401(k) plans, 457 plans, employer sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans, retiree health benefit plans and non-qualified deferred compensation plans. The waiver is available only for retirement plans that hold omnibus positions, or for aggregate plan participant positions, for each Fund made available for the plan. The waiver is generally not available to non-retirement accounts, traditional and Roth Individual Retirement Accounts, Coverdell Education Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs, individual 401(k) plans or individual 403(b) plans.

Investors may purchase or redeem Fund shares on any business day through a financial intermediary.

Tax Information

The Fund's distributions may be taxable as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary's website for more information.

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Alger Growth & Income Fund

Investment Objective

Alger Growth & Income Fund seeks to provide capital appreciation and current income.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Alger Growth & Income Fund
Class	Z
Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses* (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	.50%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	.31%
Total Annual Fund Operating Expenses	.81%
Fee Waiver and/or Expense Reimbursement**	(.12	)%**
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	.69%

*  The expense information in the table has been restated to reflect a reduction in management fees that was effective on January 1, 2018 and an adjustment to the Fee Waiver and/or Expense Reimbursement.

**  Fred Alger Management, Inc. has contractually agreed to waive fees or to reimburse Fund expenses (excluding acquired fund fees and expenses, dividend expense on short sales, borrowing costs, interest, taxes, brokerage and extraordinary expenses) through February 28, 2019 to the extent necessary to limit the annual operating expenses of the Fund's Class Z Shares to .69% of the class's average net assets. The expense reimbursement may only be amended or terminated prior to its expiration date by agreement between Fred Alger Management, Inc. and the Fund's Board of Trustees, and will terminate automatically in the event of termination of the Investment Advisory Agreement. Fred Alger Management, Inc. may, during the one-year term of the expense reimbursement contract, recoup any expenses waived or reimbursed pursuant to the expense reimbursement contract to the extent that such recoupment would not cause the expense ratio to exceed the lesser of the stated limitation in effect at the time of (i) the waiver or reimbursement and (ii) the recoupment.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions you

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would pay the following expenses whether or not you redeemed your shares at the end of each period:

	1 Year	3 Years	5 Years	10 Years
Class Z	$70	$247	$438	$991

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 7.78% of the average value of its portfolio.

Principal Investment Strategy

Fred Alger Management, Inc. believes companies undergoing Positive Dynamic Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

The Fund invests primarily in equity securities such as common or preferred stocks which Fred Alger Management, Inc. believes offer opportunities for capital appreciation and which also pay dividends. In considering such companies, Fred Alger Management, Inc, classifies them into three categories: Dividend Leaders – companies that generate high dividend yields; Dividend Growers – companies that have a history of strong and consistent dividend growth; and Kings of Cash Flow – companies that have strong potential for generating capital appreciation and the ability to return significant amounts of cash to investors as a result of their free cash flow. The Fund intends to invest at least 65% of its total assets in dividend-paying equity securities. The Fund may invest up to 35% of its total assets in equity securities that do not pay dividends or in money market instruments and repurchase agreements. The Fund focuses on growing companies that, at the time of purchase of the securities, have a market capitalization equal to or greater than the market capitalization of companies included in the S&P 500 Index, as reported by the index as of the most recent quarter-end. This index is designed to track the performance of large-capitalization stocks. At December 31, 2017, the market capitalization of the companies in this index ranged from $2.7 billion to $868.9 billion.

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The Fund may invest a significant portion of its assets in securities of companies conducting business within a single sector, including the information technology, consumer discretionary, financials, healthcare, and industrials sectors.

The Fund's portfolio manager(s) may sell a stock when it reaches a target price, it fails to perform as expected, or other opportunities appear more attractive.

Principal Risks

An investment in the Fund involves risks. The Fund's share price may go down, which means you could lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investment Risk – An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Market Risk – Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions.

Equity Securities Risk – As with any portfolio that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund's price per share will fluctuate due to changes in the market prices of its investments. Also, the Fund's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds. In addition, there are special risks associated with investing in preferred securities, including deferral and omission of distributions, subordination to bonds and other debt securities in a company's capital structure, limited liquidity, limited voting rights and special redemption rights. The market value of preferred stocks is generally more sensitive to changes in interest rates than the market value of common stocks.

Growth Stocks Risk – Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

Income-Producing Securities Risk – Companies may cut or fail to declare dividends due to market downturns or other reasons.

Sector Risk – The Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within a sector. Companies in the same sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable

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to unfavorable developments in that sector than a fund that has a more diversified portfolio. Generally, the more broadly the Fund invests, the more it spreads risk and potentially reduces the risks of loss and volatility.

The Fund may be more susceptible to particular risks that may affect companies in the information technology sector than if it were invested in a wider variety of companies in unrelated sectors. At times, the performance of such companies will lag the performance of other industries or the broader market as a whole. Certain technology related companies may face special risks that their products or services may not prove to be commercially successful. Technology related companies are also strongly affected by worldwide scientific or technological developments. As a result, their products may rapidly become obsolete. Such companies are also often subject to governmental regulation and may, therefore, be adversely affected by governmental policies. These factors may lead to limited earnings and/or failing profit margins. As a result, the value of technology related companies' securities may fall or fail to rise. In addition, many technology related companies have limited operating histories and prices of these companies' securities have historically been more volatile than other securities, especially over the short term.

Smaller Cap Securities Risk – Investing in companies of all capitalizations involves the risk that smaller issuers in which the Fund invests may have limited product lines or financial resources, or lack management depth. It may also be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund because of the potentially less frequent trading of stocks of smaller market capitalization.

Performance

The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website www.alger.com.

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Annual Total Return for Class Z Shares as of December 31 (%)

Best Quarter: Q1 2013 10.60%	Worst Quarter: Q3 2015 -6.70%

Average Annual Total Return as of December 31, 2017

	1 Year	5 Years	Since 3/1/12
Class Z (Inception 3/1/12)
Return Before Taxes	21.00%	14.60%	13.21%
Return After Taxes on Distributions	19.77%	13.27%	11.95%
Return After Taxes on Distributions and Sale of Fund Shares	12.22%	11.17%	10.11%
S&P 500 Index (reflects no deductions for fees, expenses or taxes)	21.83%	15.79%	14.48%

In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

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Management

Investment Manager	Portfolio Managers Jointly and Primarily Responsible for Day-to-Day Management of the Fund's Portfolio
Fred Alger Management, Inc.	Dan C. Chung, CFA Chief Executive Officer, Chief Investment Officer and Portfolio Manager Since January 2011
Gregory S. Adams, CFA Senior Vice President, Director of Quantitative & Risk Management and Portfolio Manager Since April 2012

Shareholder Information

Purchasing and Redeeming Fund Shares

The Fund's Class Z Shares are generally subject to a minimum initial investment of $500,000, which may be waived for group employer-sponsored 401(k) plans, 457 plans, employer sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans, retiree health benefit plans and non-qualified deferred compensation plans. The waiver is available only for retirement plans that hold omnibus positions, or for aggregate plan participant positions, for each Fund made available for the plan. The waiver is generally not available to non-retirement accounts, traditional and Roth Individual Retirement Accounts, Coverdell Education Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs, individual 401(k) plans or individual 403(b) plans.

Investors may purchase or redeem Fund shares on any business day through a financial intermediary.

Tax Information

The Fund's distributions may be taxable as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary's website for more information.

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Alger 25 Fund

Investment Objective

Alger 25 Fund seeks long-term capital appreciation.

Fund Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

	Alger 25 Fund
Class P
Shareholder Fees (fees paid directly from your investment)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees*	0.55	%*
Other Expenses	0.64%
Total Annual Fund Operating Expenses	1.19%
Fee Waiver and/or Expense Reimbursement**	(0.54	)%**
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.65%

*  The management fee paid to Fred Alger Management, Inc. (the "Manager") consists of a base fee at an annual rate of 0.55% of the Fund's average daily net assets and a positive or negative performance adjustment of up to an annual rate of 0.25% based upon the Fund's performance relative to the S&P 500 Index, resulting in a minimum total fee of 0.30% and a maximum total fee of 0.80%.

**  The Manager has contractually agreed to limit the Other Expenses of the Fund so that such expenses never exceed 0.10% of average daily net assets. This commitment is currently expected to remain in place for the life of the Fund, can only be amended or terminated by agreement of the Fund's Board of Trustees and the Manager, and will terminate automatically in the event of termination of the Investment Advisory Agreement between the Fund and the Manager.

Example

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year, that there is no performance adjustment to the management fee, and that the Fund's operating expenses remain the same. The one-year example and the first year of the three-years example are based on net operating expenses, which reflect the contractual expense limitation agreed to by Fred Alger Management, Inc. Although your actual costs may be higher or lower, based on these

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assumptions you would pay the following expenses whether or not you redeemed your shares at the end of each period:

	1 Year	3 Years
Class P	$66	$324

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. Because Alger 25 Fund is a new series, there is no portfolio turnover rate disclosed.

Principal Investment Strategy

Fred Alger Management, Inc. believes companies undergoing Positive Dynamic Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

Under normal circumstances, the Fund invests in a 25-stock portfolio of equity securities of companies of any market capitalization that Fred Alger Management, Inc. believes are undergoing Positive Dynamic Change. Equity securities include common or preferred stocks, or securities convertible into or exchangeable for equity securities, including warrants and rights. The Fund invests primarily in companies whose securities are traded on domestic exchanges. The Fund focuses its investments in technology companies benefiting from technological improvements, advancements or developments. Technology companies are those companies that, in the opinion of Fred Alger Management, Inc., use technology extensively to improve their business processes, applications and opportunities or seek to grow through technological developments and innovations.

The Fund intends to invest a substantial portion of its assets in a smaller number of issuers. Generally the Fund will own approximately 25 holdings. As a result, the Fund is a non-diversified investment company, which means the performance results of any one position may have a greater impact on the Fund's performance.

The Fund's portfolio manager may sell a stock when it reaches a target price, it fails to perform as expected, or other opportunities appear more attractive.

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The Fund can leverage, that is, borrow money to buy additional securities. By borrowing money, the Fund has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed. However, leverage also has the potential to magnify any decrease in the value of the purchased securities.

The Fund can invest in foreign securities.

Principal Risks

An investment in the Fund involves risks. The Fund's share price may go down, which means you could lose money. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Investment Risk – An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Market Risk – Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably.

Equity Securities Risk – The Fund's price per share will fluctuate due to changes in the market prices of its investments. Also, the Fund's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Technology Companies Risk – The Fund may have a significant portion of its assets invested in securities of technology companies. Many technology companies have limited operating histories and prices of these companies' securities have historically been more volatile than other securities, especially over the short term. Technology companies may also face increased competition, government regulation, and risk of obsolescence due to the progress of technological developments.

Non-Diversification Risk – The Fund is a non-diversified investment company. Therefore, the Fund's performance may be more vulnerable to changes in the market value of a single issuer and more susceptible to risks associated with a single economic, political, or regulatory occurrence than a fund that has a diversified portfolio.

Small Number of Holdings Risk – Under normal circumstances, the Fund invests in a 25-stock portfolio. Therefore, the Fund's performance may be more vulnerable to changes in the market value of a single issuer and more susceptible to risks associated with a single economic, political, or regulatory occurrence than a fund that has a higher number of holdings.

Growth Stocks Risk – Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in

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the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

Small Cap and Mid Cap Securities Risk – There may be greater risk in investing in smaller, less seasoned companies rather than larger, more established companies due to such factors as inexperienced management and limited product lines or financial resources. It may also be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund because of the potentially less frequent trading of stocks of smaller market capitalization.

Foreign Securities Risk – The Fund's performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing audit and legal standards.

Leverage Risk – The cost of borrowing money to leverage may exceed the returns for the securities purchased or the securities purchased may actually go down in value; thus the Fund's net asset value could decrease more quickly than if it had not borrowed.

Performance

No performance information will be presented until the Fund has been in operation for a full calendar year. Annual performance information gives some indication of the risks of an investment in the Fund by comparing the Fund's performance with a broad measure of market performance. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance will be available at www.alger.com within a reasonable amount of time after the Fund commences operations.

Management

Investment Manager	Portfolio Manager Responsible for Day-to-Day Management of the Fund's Portfolio
Fred Alger Management, Inc.	Ankur Crawford, Ph.D. Senior Vice President and Portfolio Manager Since December 2017

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Shareholder Information

Purchasing and Redeeming Fund Shares

The Fund's Class P Shares are generally subject to a minimum initial investment of $500,000. Class P Shares are an investment vehicle principally for institutional investors such as registered investment advisers, banks, trust companies, and other financial institutions, for investments in employee benefit plans, or for advisory platform investors who pay a separate fee to such institution for the right to invest.

Investors may purchase, redeem, or exchange Fund shares on any business day through a financial intermediary.

Tax Information

The Fund's distributions may be taxable as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your financial advisor to recommend the Fund over another investment. Ask your financial advisor or visit your financial intermediary's website for more information.

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Investment Objectives, Principal Investment Strategies and Related Risks

The investment objective, principal strategy and primary risks of each Fund are discussed individually above. Each Fund other than Alger Capital Appreciation Fund, Alger Growth & Income Fund and Alger 25 Fund has adopted a policy to invest at least 80% of its assets in specified securities appropriate to its name (as described in the Fund's Summary Section in this Prospectus) and to provide its shareholders with at least 60 days' prior notice of any change with respect to this policy. Other than Alger International Growth Fund, each Fund's investment objective may be changed by the Board of Trustees without shareholder approval. A Fund will provide its shareholders with at least 60 days' prior notice of any change to its investment objective.

All of a Fund's share classes invest in the same portfolio of securities. Performance of each share class will vary from the performance of the Fund's other share classes due to the differences in charges or expenses. Remember that a Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future.

Each index used in the Summary Sections is a broad-based index designed to track a particular market or market segment. No expenses, fees or taxes are reflected in the returns for the indexes, which are unmanaged. All returns for the indexes assume reinvestment of dividends and interest of the underlying securities that make up the respective index.

•  Russell 1000 Growth Index: An unmanaged index designed to measure the performance of the largest 1000 capitalization companies in the Russell 3000 Index with higher price-to-book ratios and higher forecasted growth values.

•  Russell 2000 Growth Index: An unmanaged index designed to measure the performance of the 2,000 smallest companies in the Russell 3000 Index with higher price-to-book ratios and higher forecasted growth values.

•  Russell 2500 Growth Index: An unmanaged index designed to measure the performance of the 2,500 smallest companies in the Russell 3000 Index with higher price-to-book ratios and higher forecasted growth values.

•  Russell 3000 Healthcare Index: An index designed to measure the performance of all healthcare holdings included in the Russell 3000 Index, which represents the 3,000 largest U.S. companies based on total market capitalization.

•  Russell Midcap Growth Index: An index of common stocks designed to track performance of medium-capitalization companies with greater than average growth orientation.

•  S&P 500 Index: An index of large company common stocks considered to be representative of the U.S. stock market.

•  Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA is an unmanaged, market capitalization-weighted index designed to provide a broad measure of equity market performance throughout the world, including both developed and emerging markets, but excluding the United States.

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Additional Information About the Funds' Investment Strategies and Investments

Investment Objectives

Each of Alger Capital Appreciation Fund, Alger International Growth Fund, Alger Mid Growth Fund, Alger SMid Cap Focus Fund, Alger Small Cap Growth Fund, Alger Small Cap Focus Fund, Alger Health Sciences Fund and Alger 25 Fund seeks long-term capital appreciation. Alger Growth & Income Fund seeks to provide capital appreciation and current income.

Principal Investment Strategies and Related Risks

The following are each Fund's investment process, and principal investment strategies and related risks. Each Fund may invest in other securities that are not its principal strategy, and such strategies and related risks are described in more detail in the Fund's Statement of Additional Information.

Each Fund invests primarily in equity securities. Each Fund's investments in equity securities are primarily in common or preferred stocks, but its equity investments also may include securities convertible into or exchangeable for equity securities (including warrants and rights) and depositary receipts. Each Fund invests primarily in companies whose securities are traded on U.S. or foreign exchanges. The Funds invest primarily in "growth" stocks. Fred Alger Management, Inc. ("Alger Management" or the "Manager") believes that these companies tend to fall into one of two categories:

•  High Unit Volume Growth

Vital, creative companies which offer goods or services to a rapidly-expanding marketplace. They include both established and emerging firms, exercising market dominance, offering new or improved products, or simply fulfilling an increased demand for an existing product line.

•  Positive Life Cycle Change

Companies experiencing a major change which is expected to produce advantageous results. These changes may be as varied as new management, products or technologies; restructuring or reorganization; regulatory change; or merger and acquisition.

Each Fund other than Alger Capital Appreciation Fund, Alger International Growth Fund, Alger Health Sciences Fund and Alger 25 Fund must take into account a company's market capitalization when considering it for investment. The market capitalization of a company is its price per share multiplied by its number of outstanding shares.

Alger Capital Appreciation Fund

Under normal market circumstances, the Fund invests at least 85% of its net assets, plus any borrowings for investment purposes, in equity securities of companies of any market capitalization that Fred Alger Management, Inc. believes demonstrate promising growth potential. Equity securities include common or preferred stocks that are listed on U.S. or foreign exchanges.

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The Fund's portfolio manager(s) may sell a stock when it reaches a target price, it fails to perform as expected, or other opportunities appear more attractive.

The Fund can leverage, that is, borrow money to buy additional securities. By borrowing money, the Fund has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed. However, leverage also has the potential to magnify any decrease in the value of the purchased securities.

The Fund may invest a significant portion of its assets in securities of companies conducting business within a single sector, including the information technology, consumer discretionary and health care sectors.

Alger International Growth Fund

Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities, including common stocks, American Depositary Receipts and Global Depositary Receipts, of foreign companies. Foreign companies are companies (i) that are organized under the laws of a foreign country; (ii) whose securities are primarily listed in a foreign country; or (iii) that have a majority of their assets, or derive more than 50% of their revenue or profits from businesses, investments, or sales, outside the U.S. The Fund normally focuses its foreign investments in developed countries, but may also invest in emerging market securities. The Fund may invest in companies of any market capitalization, from large, well-established companies to small, emerging growth companies.

The Fund generally invests in at least three foreign countries, and, at times, may invest a substantial portion of its assets in a single foreign country. The Fund's benchmark is the Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA, which is an unmanaged market capitalization-weighted index designed to provide a broad measure of equity market performance throughout the world, including both developed and emerging markets, but excluding the United States. The Fund may also compare its performance to the MSCI Europe, Australasia, and Far East (EAFE) Index, which is an unmanaged, market capitalization-weighted index designed to measure the performance of publicly traded stocks issued by companies in developed markets, excluding the United States and Canada. While the MSCI EAFE Index excludes stocks of Canadian companies, the Fund may invest in such stocks.

The Fund's portfolio manager(s) may sell a stock when it reaches a target price, it fails to perform as expected, or other opportunities appear more attractive. As a result, the Fund may engage in active trading of portfolio securities.

Alger Mid Cap Growth Fund

The Fund focuses on mid-sized companies that Fred Alger Management, Inc. believes demonstrate promising growth potential. Under normal circumstances, the Fund invests at least 80% of its net assets in equity securities of companies that, at the time of purchase of the securities, have total market capitalization within the range of

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companies included in the Russell Midcap Growth Index or the S&P MidCap 400 Index, as reported by the indexes as of the most recent quarter-end. Both indexes are designed to track the performance of medium-capitalization stocks. At December 31, 2017, the market capitalization of the companies in these indexes ranged from $626.1 million to $36.7 billion. Equity securities include common or preferred stocks that are listed on U.S. or foreign exchanges.

The Fund may invest a significant portion of its assets in securities of companies conducting business within a single sector, including the information technology, healthcare, consumer discretionary, and industrials sectors.

The Fund's portfolio manager(s) may sell a stock when it reaches a target price, it fails to perform as expected, or other opportunities appear more attractive. As a result, the Fund may engage in active trading of portfolio securities.

The Fund can invest in foreign securities.

Alger SMid Cap Focus Fund

Weatherbie Capital, LLC ("Weatherbie"), an affiliate of Fred Alger Management, Inc. and the Fund's sub-adviser, invests in smaller cap U. S. growth companies that Weatherbie believes have enduring earnings, reasonable valuations and a distinct competitive advantage. Weatherbie invests in Foundation growth stocks and Opportunity growth stocks. Foundation growth stocks are companies led by experienced management teams, with innovative business models and the potential for high sales and earnings growth. Opportunity growth stocks are companies whose earnings may be temporarily depressed, but Weatherbie believes change is underway that can reaccelerate earnings.

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of smallcap and midcap companies. Equity securities include common or preferred stocks that are listed on U.S. or foreign exchanges. Smallcap or midcap companies are companies that, at the time of purchase, have total market capitalization within the range of companies included in the Russell 2500 Growth Index or the Russell Midcap Growth Index, respectively, as reported by the indexes as of the most recent quarter-end. At December 31, 2017, the market capitalization of the companies in these indexes ranged from $22.5 million to $36.7 billion.

As a focus fund, the Fund intends to invest a substantial portion of its assets in a smaller number of issuers, and may focus its holdings in fewer business sectors or industries. Generally the Fund will own approximately 50 holdings. Fund holdings may occasionally exceed this number for a variety of reasons.

The Fund may invest a significant portion of its assets in securities of companies conducting business within a single sector, including the information technology, consumer discretionary, health care, and industrials sectors.

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The Fund's portfolio manager(s) may sell a stock when it reaches a target price, it fails to perform as expected, or other opportunities appear more attractive. As a result, the Fund may engage in active trading of portfolio securities.

The Fund can leverage, that is, borrow money to buy additional securities. By borrowing money, the Fund has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed. However, leverage also has the potential to magnify any decrease in the value of the purchased securities.

The Fund can invest in foreign securities.

Alger Small Cap Growth Fund

The Fund focuses on small, fast-growing companies that Fred Alger Management, Inc. believes offer innovative products, services or technologies to a rapidly-expanding marketplace. The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that, at the time of purchase of the securities, have total market capitalization between (1) the higher of (a) $5 billion or (b) the company in either the Russell 2000 Growth Index or the MSCI USA Small Cap Index (each, an "Index" and together, the "Indexes") with the highest capitalization, and (2) the company in either Index with the lowest capitalization, at any time during the most recent 12-month period as reported by either Index. Both Indexes are broad-based indexes of small capitalization stocks. At December 31, 2017, the market capitalization of the companies in the Indexes ranged from $6.4 million to $13.2 billion. Equity securities include common or preferred stocks that are listed on U.S. or foreign exchanges.

The Fund may invest a significant portion of its assets in securities of companies conducting business within a single sector, including the health care and information technology sectors.

The Fund's portfolio manager(s) may sell a stock when it reaches a target price, it fails to perform as expected, or other opportunities appear more attractive.

The Fund can invest in foreign securities.

Alger Small Cap Focus Fund

The Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies that, at the time of purchase of the securities, have total market capitalization between (1) the higher of (a) $5 billion or (b) the company in either the Russell 2000 Growth Index or the MSCI USA Small Cap Index (each, an "Index" and together, the "Indexes") with the highest capitalization, and (2) the company in either Index with the lowest capitalization, at any time during the most recent 12-month period as reported by either Index. Both Indexes are broad-based indexes of small capitalization stocks. At December 31, 2017, the market capitalization of the companies in the Indexes ranged from $6.4 million to $13.2 billion. Equity securities include common or preferred stocks that are listed on

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U.S. or foreign exchanges. In addition, under normal market conditions, the Fund invests at least 25% of its total assets in technology companies focused in the fields of medicine and information. From time to time, the Fund may have 25% or more of its total assets invested in any one of these industries. Fred Alger Management, Inc. believes that there is very little in the field of medicine that does not use some type of medical technology and that has not been affected by new technology. Advances in technology increasingly pervade health care companies through changes in medical and surgical procedures, drugs, medical devices, and new support systems.

As a focus fund, the Fund intends to invest a substantial portion of its assets in a smaller number of issuers. The Fund will concentrate its portfolio in a few industries. Generally the Fund will own approximately 50 holdings. Fund holdings may occasionally exceed this number for a variety of reasons.

The Fund's portfolio manager(s) may sell a stock when it reaches a target price, it fails to perform as expected, or other opportunities appear more attractive.

The Fund can leverage, that is, borrow money to buy additional securities. By borrowing money, the Fund has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed. However, leverage also has the potential to magnify any decrease in the value of the purchased securities.

The Fund can invest in foreign securities.

Alger Health Sciences Fund

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies of any market capitalization that are engaged in the health sciences sector. Equity securities include common or preferred stocks that are listed on U.S. or foreign exchanges. A company will be considered to be engaged in the health sciences sector if it derives at least 50% of its earnings or revenues from, or devotes at least 50% of its assets to, activities in any area of the health sciences sector, including health care services, pharmaceuticals, medical equipment and supplies and applied research and development. Such companies include, but are not limited to:

•  hospitals, clinical test laboratories, convalescent and mental health care facilities, home care providers, and companies that supply services to any of the foregoing;

•  companies involved in pharmaceuticals, biotechnology, biochemistry and diagnostics; and

•  producers and manufacturers of medical, dental and optical supplies and equipment.

The Fund's portfolio manager(s) may sell a stock when it reaches a target price, it fails to perform as expected, or other opportunities appear more attractive. As a result, the Fund may engage in active trading of portfolio securities.

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The Fund can leverage, that is, borrow money to buy additional securities. By borrowing money, the Fund has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed. However, leverage also has the potential to magnify any decrease in the value of the purchased securities.

The Fund can also invest in privately placed securities, which are securities acquired in non-public offerings for which there is no readily available market.

The Fund can invest in foreign securities.

Alger Growth & Income Fund

The Fund invests primarily in equity securities such as common or preferred stocks which Fred Alger Management, Inc. believes offer opportunities for capital appreciation and which also pay dividends. In considering such companies, Fred Alger Management, Inc. classifies them into three categories: Dividend Leaders – companies that generate high dividend yields; Dividend Growers – companies that have a history of strong and consistent dividend growth; and Kings of Cash Flow – companies that have strong potential for generating capital appreciation and the ability to return significant amounts of cash to investors as a result of their free cash flow. The Fund intends to invest at least 65% of its total assets in dividend paying equity securities. The Fund may invest up to 35% of its total assets in equity securities that do not pay dividends or in money market instruments and repurchase agreements. The Fund focuses on growing companies that, at the time of purchase of the securities, have a market capitalization equal to or greater than the market capitalization of companies included in the S&P 500 Index, as reported by the index as of the most recent quarter-end. This index is designed to track the performance of large-capitalization stocks. At December 31, 2017, the market capitalization of the companies in this index ranged from $2.7 billion to $868.9 billion.

The Fund may invest a significant portion of its assets in securities of companies conducting business within a single sector, including the information technology, consumer discretionary, financials, healthcare, and industrials sectors.

The Fund's portfolio manager(s) may sell a stock when it reaches a target price, it fails to perform as expected, or other opportunities appear more attractive.

Alger 25 Fund

Under normal circumstances, the Fund invests in a 25-stock portfolio of equity securities of companies of any market capitalization that Fred Alger Management, Inc. believes are undergoing Positive Dynamic Change. Equity securities include common or preferred stocks, or securities convertible into or exchangeable for equity securities, including warrants and rights. The Fund invests primarily in companies whose securities are traded on domestic exchanges. The Fund focuses its investments in technology companies benefiting from technological improvements, advancements or developments. Technology companies are those companies that, in the opinion of Fred Alger Management, Inc., use technology extensively to improve their business

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processes, applications and opportunities or seek to grow through technological developments and innovations.

The Fund intends to invest a substantial portion of its assets in a smaller number of issuers. Generally the Fund will own approximately 25 holdings. As a result, the Fund is a non-diversified investment company, which means the performance results of any one position may have a greater impact on the Fund's performance.

The Fund's portfolio manager may sell a stock when it reaches a target price, it fails to perform as expected, or other opportunities appear more attractive.

The Fund can leverage, that is, borrow money to buy additional securities. By borrowing money, the Fund has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed. However, leverage also has the potential to magnify any decrease in the value of the purchased securities.

The Fund can invest in foreign securities.

Principal Investment Risk

An investment in a Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Market Risk

Your investment in Fund shares represents an indirect investment in the securities owned by the Fund. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. Your Fund shares at any point in time may be worth less than what you invested, even after taking into account the reinvestment of Fund dividends and distributions.

Equity Securities Risk

As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. Each Fund's price per share will fluctuate due to changes in the market prices of its investments. Because stock markets tend to move in cycles, stock prices overall may decline. A particular stock's market value may decline as a result of general market conditions that are not related to the issuing company (e.g., adverse economic conditions or investor sentiment) or due to factors that affect the particular company (e.g., management performance or factors affecting the industry). Also, a Fund's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Growth Stocks Risk

Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other

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stocks, making their prices more volatile. An investment in a Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value. Expected growth may not be realized.

Small Cap Securities Risk

There may be greater risk in investing in smaller, less seasoned companies rather than larger, more established companies due to such factors as inexperienced management and limited product lines or financial resources. It may also be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund because of the potentially less frequent trading of stocks of smaller market capitalization.

Mid Cap Securities Risk

There may be greater risk in investing in medium-capitalization companies rather than larger, more established companies due to such factors as inexperienced management and limited product lines or financial resources. It may also be difficult or impossible to liquidate a security position at a time and price acceptable to the Fund because of the potentially less frequent trading of stocks of smaller market capitalization.

Leverage Risk

Alger Capital Appreciation Fund, Alger SMid Cap Focus Fund, Alger Small Cap Focus Fund and Alger 25 Fund can leverage, that is, borrow money to buy additional securities. By borrowing money, the Funds have the potential to increase their returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed. There is a risk that the cost of borrowing money to leverage may exceed the returns for the securities purchased or that the securities purchased may actually go down in value; thus the Fund's net asset value could decrease more quickly than if it had not borrowed.

Foreign Securities Risk

Alger International Growth Fund invests primarily in equity securities of foreign companies. Investing in foreign securities involves risks related to the political, social and economic conditions of foreign countries, particularly emerging market countries. These risks may include political instability, exchange control regulations, expropriation, lack of comprehensive information, national policies restricting foreign investment, currency fluctuations, less liquidity, undiversified and immature economic structures, inflation and rapid fluctuations in inflation, withholding or other taxes, and operational risks. There may be less stringent government supervision and oversight of foreign markets than in the United States. There may be less corporate financial information publicly available, less stringent investor protection and disclosure standards, and differing auditing and legal standards.

Investment in foreign currencies is subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. A decline in the value

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of foreign currencies relative to the U.S. dollar will reduce the value of securities held by a Fund and denominated in those currencies. Foreign currencies also are subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government controls.

Non-Diversification Risk

The Alger 25 Fund is a non-diversified investment company. Therefore, the Fund's performance may be more vulnerable to changes in the market value of a single issuer and more susceptible to risks associated with a single economic, political, or regulatory occurrence than a fund that has a diversified portfolio. At times, the performance of shares of particular companies will lag the performance of other sectors or the market as a whole. This risk is magnified when a fund concentrates its investments in the shares of particular companies. Generally, the more broadly a fund invests, the more it spreads its risks and potentially reduces the risk of loss and volatility.

Small Number of Holdings Risk

Under normal circumstances, the Alger 25 Fund invests in a 25-stock portfolio. Therefore, the Fund's performance may be more vulnerable to changes in the market value of a single issuer and more susceptible to risks associated with a single economic, political, or regulatory occurrence than a fund that has a higher number of holdings. At times, the performance of shares of particular companies will lag the performance of other sectors or the market as a whole. This risk is magnified when a fund has a small number of holdings. Generally, the more broadly a fund invests, the more it spreads its risks and potentially reduces the risk of loss and volatility.

Less Diversified Portfolio Risk

Each of Alger SMid Cap Focus Fund and Alger Small Cap Focus Fund may have a more concentrated portfolio than other funds, so it may be more vulnerable to changes in the market value of a single issuer and may be more susceptible to risks associated with a single economic, political or regulatory occurrence than a fund that has a more diversified portfolio. The Fund may have substantial holdings within a particular sector, and companies in similar industries may be similarly affected by particular economic or market events.

Sector Risk

Each of Alger Capital Appreciation Fund, Alger Mid Cap Growth Fund, Alger SMid Cap Focus Fund, Alger Small Cap Growth Fund, Alger Small Cap Focus Fund and Alger 25 Fund may have a significant portion of its assets invested in securities of companies conducting business in a related group of industries within a sector. Companies in the same sector may be similarly affected by economic, regulatory, political or market events or conditions, which may make the Fund more vulnerable to unfavorable developments in that sector than a fund that has a more diversified portfolio. Generally, the more broadly the Fund invests, the more it spreads risk and potentially reduces the risks of loss and volatility.

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Each of Alger Capital Appreciation Fund, Alger SMid Cap Focus Fund and Alger 25 Fund may be more susceptible to particular risks that may affect companies in the information technology sector than if it were invested in a wider variety of companies in unrelated sectors. At times, the performance of such companies will lag the performance of other industries or the broader market as a whole. Certain technology related companies may face special risks that their products or services may not prove to be commercially successful. Technology related companies are also strongly affected by worldwide scientific or technological developments. As a result, their products may rapidly become obsolete. Such companies are also often subject to governmental regulation and may, therefore, be adversely affected by governmental policies. These factors may lead to limited earnings and/or failing profit margins. As a result, the value of technology related companies' securities may fall or fail to rise. In addition, many technology related companies have limited operating histories and prices of these companies' securities have historically been more volatile than other securities, especially over the short term.

Each of Alger Mid Cap Growth Fund, Alger Small Cap Growth Fund and Alger Small Cap Focus Fund may be more susceptible to particular risks that may affect companies in the information technology and healthcare sectors than if it were invested in a wider variety of companies in unrelated sectors. At times, the performance of such companies will lag the performance of other industries or the broader market as a whole, and the performance of such companies may be more volatile. The field of medical technology is subject to substantial governmental regulation and may, therefore, be adversely affected by governmental policies. These factors may lead to limited earnings and/or failing profit margins. As a result, the value of technology and healthcare companies' securities may fall or fail to rise. In addition, companies in the information technology and healthcare sectors can be significantly affected by intense competition, aggressive pricing, technological innovations, product obsolescence, patent considerations, product compatibility and consumer preferences. Many of these companies also have limited operating histories and prices of these companies' securities have historically been more volatile than other securities, especially over the short term.

Concentration Risk

Since Alger Small Cap Focus Fund concentrates its investments in technology companies, the value of the Fund's shares may be more volatile than mutual funds that do not similarly concentrate their investments. Furthermore because the field of medical technology is subject to substantial government regulation, changes in applicable regulations could adversely affect companies in those industries. In addition, the comparative rapidity of product development and technological advancement in those industries may be reflected in greater volatility of the stocks of companies operating in those areas. In addition, companies focused in the field of information technology can be significantly affected by intense competition, aggressive pricing, technological innovations, product obsolescence, patent considerations, product compatibility and consumer preferences.

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Since Alger Health Sciences Fund concentrates its investments in the health sciences sector, the value of the Fund's shares may be more volatile than mutual funds that do not similarly concentrate their investments. Furthermore, because many of the industries in the health sciences sector are subject to substantial government regulation, changes in applicable regulations could adversely affect companies in those industries. In addition, the comparative rapidity of product development and technological advancement in many areas of the sector may be reflected in greater volatility of the stocks of companies operating in those areas.

Portfolio Turnover (Active Trading) Risk

If the Fund engages in active trading of portfolio securities, it may incur increased transaction costs and brokerage commissions, both of which can lower the actual return on an investment. Active trading may also increase short-term gains and losses, which may affect the taxes a shareholder has to pay.

Technology Companies Risk

The Fund may have a significant portion of its assets invested in securities of technology companies. Many technology companies have limited operating histories and prices of these companies' securities have historically been more volatile than other securities, especially over the short term. Technology companies may also face increased competition, government regulation, and risk of obsolescence due to the progress of technological developments.

Income-Producing Securities Risk

Alger Growth & Income Fund invests in income-producing securities. Companies may cut or fail to declare dividends due to market downturns or other reasons.

Illiquid Investments Risk

Alger Health Sciences Fund invests in illiquid investments. Illiquid investments are investments that the Fund cannot sell within seven days at approximately current value. If the Fund holds illiquid investments it may be unable to quickly sell them or may be able to sell them only at a price below current value. Illiquid investments may be more difficult to value.

Restricted Securities Risk

Alger Health Sciences Fund invests in restricted securities (i.e., securities which are subject to legal or contractual restrictions on their resale), including restricted securities governed by Rule 144A under the Securities Act of 1933, as amended. The Fund may not invest more than 15% of its net assets in "illiquid" securities, which include certain restricted securities, including privately placed securities, other securities for which there is no readily available market and repurchase agreements with maturities of greater than seven days; however, restricted securities that are determined by the Board of Trustees of the Trust to be liquid are not subject to this limitation.

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Temporary Defensive and Interim Investments

In times of adverse or unstable market, economic or political conditions, a Fund may invest up to 100% of its assets in cash, high-grade bonds, or cash equivalents (such as commercial paper or money market instruments) for temporary defensive reasons. This is to attempt to protect the Fund's assets from a temporary, unacceptable risk of loss, rather than directly to promote the Fund's investment objective. A Fund may also hold these types of securities in an amount up to 15% of net assets (35% of net assets, in the case of Alger Growth & Income Fund), pending the investment of proceeds from the sale of Fund shares or portfolio securities or to meet anticipated redemptions of Fund shares. A Fund may not achieve its investment objective while in a temporary defensive or interim position.

Management and Organization

Manager

Fred Alger Management, Inc.
360 Park Avenue South
New York, NY 10010

The Manager has been an investment adviser since 1964, and manages investments totaling (at December 31, 2017) approximately $23.1 billion ($15.9 billion in mutual fund assets as well as $7.2 billion in other assets). The Manager makes investment decisions for each Fund and continuously reviews its investment program. These management responsibilities are subject to the supervision of the Board of Trustees. The Funds pay the Manager advisory fees at the following annual rates based on a percentage of average daily net assets: Alger Capital Appreciation Fund – .81% for assets up to $2 billion, .65% for assets between $2 billion and $3 billion, .60% for assets between $3 billion and $4 billion, .55% for assets between $4 billion and $5 billion, and .45% for assets in excess of $5 billion; Alger International Growth Fund – .71% for assets up to $1 billion and .60% for assets in excess of $1 billion; Alger Mid Cap Growth Fund – .76% for assets up to $1 billion and .70% for assets in excess of $1 billion; Alger SMid Cap Focus Fund and Alger Small Cap Growth Fund – .81% for assets up to $1 billion and .75% for assets in excess of $1 billion; Alger Small Cap Focus Fund – .75%; Alger Health Sciences Fund – .55%, and Alger Growth & Income Fund – .50%. Management fee information for Alger 25 Fund is provided below.

The actual advisory fee rate paid by Alger Capital Appreciation Fund for the period ended October 31, 2017 was .77% of average daily net assets. The actual advisory fee rate paid by Alger International Growth Fund for the period ended October 31, 2017 was .71% of average daily net assets. The actual advisory fee rate paid by Alger Mid Cap Growth Fund for the period ended October 31, 2017 was .76% of average daily net assets. The actual advisory fee rate paid by Alger SMid Cap Focus Fund for the period ended October 31, 2017 was .81% of average daily net assets. The actual

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advisory fee rate paid by Alger Small Cap Growth Fund for the period ended October 31, 2017 was .81% of average daily net assets. The actual advisory fee rate paid by Alger Small Cap Focus Fund for the period ended October 31, 2017 was .75% of average daily net assets. The actual advisory fee rate paid by Alger Health Sciences Fund for the period ended October 31, 2017 was .81% of average daily net assets. The actual advisory fee rate paid by Alger Growth & Income Fund for the period ended October 31, 2017 was .585% of average daily net assets.

Fred Alger Management, Inc. has contractually agreed to waive fees or reimburse Alger Small Cap Focus Fund expenses (excluding acquired fund fees and expenses, dividend expense on short sales, borrowing costs, interest, taxes, brokerage and extraordinary expenses) through February 28, 2019 to the extent necessary to limit the total annual fund operating expenses of the Class Z Shares of the Fund to 0.99% of the class's average daily net assets.

In consideration of the services provided by Alger Management, the Alger 25 Fund will pay Alger Management a fee ("Management Fee") that will be composed of a Base Fee (defined below) and a Performance Adjustment (defined below) to the Base Fee based upon the investment performance of the Class P Shares of the Fund ("Measuring Class") in relation to the investment record of a securities index ("Index") over the same performance period.

Base Fee. The base fee is calculated and accrued daily, at the annualized rate of 0.55% of Alger 25 Fund's average daily net assets ("Base Fee").

Performance Adjustment. Alger Management's compensation is increased or decreased from the Base Fee by a performance adjustment ("Performance Adjustment") that depends on whether, and to what extent, the investment performance of the Measuring Class exceeds, or is exceeded by, the performance of the S&P 500 Index plus 2.50% (250 basis points) ("Index Hurdle") over the Performance Period (as defined below).

The Performance Adjustment is calculated and accrued daily, according to a schedule that adds or subtracts 0.001% (0.1 basis points) of Alger 25 Fund's average daily net assets for each 0.01% (1 basis point) of absolute performance by which the performance of the Measuring Class exceeds or lags the performance of the Index Hurdle for the period from the beginning of the Performance Period through the prior business day. The maximum Performance Adjustment (positive or negative) will not exceed an annualized rate of +/- 0.25% (25 basis points) of Alger 25 Fund's average daily net assets, which would occur when the performance of the Measuring Class exceeds, or is exceeded by, the performance of the Index Hurdle by 2.50% percentage points (250 basis points) for the Performance Period.

For purposes of calculating the Performance Adjustment, the investment performance of the Measuring Class will be the sum of:

1.  the change in the Class's net asset value ("NAV") per share during the Performance Period; plus

2.  the value of the Class's cash distributions per share accumulated to the end of the Performance Period; plus

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3.  the value of capital gains taxes per share paid or payable on undistributed realized long-term capital gains accumulated to the end of the Performance Period; expressed as a percentage of the Class's NAV per share at the beginning of the Performance Period. For this purpose, the value of distributions per share of realized capital gains, of dividends per share paid from investment income and of capital gains taxes per share paid or payable on undistributed realized long-term capital gains shall be treated as reinvested in shares of the Class at the NAV per share in effect at the close of business on the record date for the payment of such distributions and dividends and the date on which provision is made for such taxes, after giving effect to such distributions, dividends and taxes.

The investment record of the Index will be the sum of:

1.  the change in the level of the Index during the Performance Period; plus

2.  the value, computed consistently with the Index, of cash distributions made by companies whose securities comprise the Index accumulated to the end of the Performance Period; expressed as a percentage of the Index level at the beginning of the Performance Period. For this purpose, cash distributions on the securities which comprise the Index shall be treated as reinvested in the Index at least as frequently as the end of each calendar quarter following the payment of the dividend.

Performance Period. The period over which performance is measured ("Performance Period") is a 12-month period beginning on the first business day in the month of November through October 31 of the same year.

Initial Performance Period. The Performance Period generally consists of a 12-month period, although the Performance Adjustment will be 10/12 (the "Initial Performance Adjustment") during the period from the first day of the first full month after the start of Alger 25 Fund's operations until October 31, 2018 (the "Initial Performance Period"). During the Initial Performance Period, Alger 25 Fund's Base Fee plus Initial Performance Adjustment will apply. As a result of this arrangement, Alger 25 Fund's effective fee with respect to the Initial Performance Period may be lower or higher than the Base Fee, depending on whether the investment performance of the Measuring Class exceeds, or is exceeded by, the performance of the Index Hurdle over the Initial Performance Period.

Payment of Fees. Alger 25 Fund will pay Alger Management, on a monthly basis, the minimum fee rate of 0.30% on an annualized basis (Base Fee minus the maximum Performance Adjustment) applied to the average daily net assets of Alger 25 Fund for the month. At the end of the Performance Period, Alger 25 Fund will pay Alger Management the total Management Fee for the Performance Period, less the amount of any minimum fees paid during the Performance Period.

Measuring Class. The Measuring Class of shares of Alger 25 Fund initially is the Class P Shares of Alger 25 Fund. If the Board of Trustees determines that a different class of shares of Alger 25 Fund is the most appropriate for use in calculating the Performance Adjustment, the Board may change the class of shares used as the Measuring Class without shareholder approval, unless shareholder approval of such

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change is otherwise required by applicable law. If a different class of shares (the "Replacement Measuring Class") is substituted in calculating the Performance Adjustment, the use of the Replacement Measuring Class of shares for purposes of calculating the Performance Adjustment may apply to the entire Performance Period so long as the Replacement Measuring Class was outstanding at the beginning of such period. If the Replacement Measuring Class of shares was not outstanding for all of the Performance Period, the Replacement Measuring Class may only be used in calculating that portion of the Performance Adjustment attributable to the period during which the Replacement Measuring Class was outstanding, and any previous portion of the Performance Period will be calculated using the Measuring Class.

A Performance Adjustment will not be based on whether the absolute performance of the Class P Shares is positive or negative, but rather based on whether such performance exceeds or is exceeded by the performance of the Index Hurdle. Alger 25 Fund could pay a Performance Adjustment for positive relative performance even if the Class P Shares decrease in value, so long as Alger 25 Fund's performance exceeds that of the Index Hurdle. It is possible that, if you buy shares of Alger 25 Fund after the beginning of a Performance Period, you will bear a share of a Performance Adjustment payable by Alger 25 Fund based on performance that preceded your purchase and from which you therefore did not benefit.

A discussion of the Trustees' basis for the approving the investment advisory agreement with respect to each Fund is available in the Fund's annual report to shareholders for its most recent October 31 fiscal year end.

Sub-Adviser

Weatherbie Capital, LLC
265 Franklin Street, 16th Floor
Boston, Massachusetts 02110

The Manager has engaged Weatherbie Capital, LLC ("Weatherbie" or the "Sub-Adviser"), an affiliate of the Manager, to serve as Alger SMid Cap Focus Fund's sub-adviser under a sub-investment advisory agreement between the Manager and the Sub-Adviser. Weatherbie is a registered investment adviser formed in 1995. As of December 31, 2017, Weatherbie had approximately $1.3 billion in assets under management. Weatherbie sub-advises the Fund subject to the Manager's supervision and approval. The Manager pays a sub-advisory fee to the Sub-Adviser out of its own resources at no additional charge to the Fund.

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Portfolio Managers Jointly and Primarily Responsible for Day-to-Day Management of the Fund's Portfolio

Fund	Portfolio Managers	Since
Alger Capital Appreciation Fund	Ankur Crawford, Ph.D. Patrick Kelly, CFA	June 2015 September 2004
Alger International Growth Fund	Pedro V. Marcal	May 2013
Alger Mid Cap Growth Fund*	Dan C. Chung, CFA Teresa McRoberts Christopher R. Walsh, CFA	January 2018 February 2015 February 2013
Alger SMid Cap Focus Fund	H. George Dai, Ph.D. Joshua D. Bennett, CFA Matthew A. Weatherbie, CFA	March 2017 March 2017 March 2017
Alger Small Cap Growth Fund	Amy Y. Zhang, CFA Dan C. Chung, CFA	February 2015 January 2016
Alger Small Cap Focus Fund	Amy Y. Zhang, CFA	February 2015
Alger Health Sciences Fund	Dan C. Chung, CFA Teresa McRoberts	October 2005 February 2015
Alger Growth & Income Fund	Dan C. Chung, CFA Gregory S. Adams, CFA	January 2011 April 2012
Alger 25 Fund	Ankur Crawford, Ph.D.	December 2017

•  Mr. Chung, the Manager's Chief Investment Officer, Ms. McRoberts and Mr. Walsh are each responsible for the management of a portion of the Fund's portfolio. Mr. Chung, for his portion, coordinates and oversees portfolio allocations by members of the Manager's analyst team for Alger Mid Cap Growth Fund. Each analyst is allocated a percentage of the Fund's total assets, is responsible for the management of that portion of the Fund's portfolio, and has such allocation rebalanced on a periodic basis by Mr. Chung.

•  Mr. Adams has been employed by the Manager since 2006. He became a Senior Vice President and the Director of Quantitative & Risk Management in 2006, and a portfolio manager in 2012. From 2006 through 2012, Mr. Adams was a Senior Analyst.

•  Mr. Bennett is a Senior Managing Director, Director of Research of Weatherbie. He joined Weatherbie in 2007.

•  Mr. Chung has been employed by the Manager since 1994. He became a portfolio manager in 2000, Chief Investment Officer in 2001, President in 2003, and Chief Executive Officer in 2006.

•  Ms. Crawford has been employed by the Manager since 2004. She became a portfolio manager and a Senior Vice President in 2010. She served as a Vice President and an Analyst from 2007 to 2010, and a Senior Analyst from 2010 to 2016.

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•  Mr. Dai is a Senior Managing Director and Co-Chief Investment Officer of Weatherbie. He joined Weatherbie in 2001.

•  Mr. Kelly has been employed by the Manager since 1999. He became a portfolio manager in 2004, an Executive Vice President in 2008 and Head of Alger Capital Appreciation and Spectra Strategies in 2015.

•  Mr. Marcal has been employed by the Manager since 2013 as a Senior Vice President and portfolio manager.

•  Ms. McRoberts has been employed by the Manager since 2015 as a Senior Vice President, a Senior Analyst and a Portfolio Manager. Prior to joining the Manager, she was a founder and partner of Bienville Health Science Partners, LP from September 2013 to January 2015. Ms. McRoberts was self-employed from November 2009 to September 2013.

•  Mr. Walsh has been employed by the Manager since 2001. He became a portfolio manager and a Senior Analyst in 2007, and a Senior Vice President in 2008.

•  Mr. Weatherbie is President, Chief Executive Officer and Co-Chief Investment Officer of Weatherbie. He founded Weatherbie in 1995.

•  Ms. Zhang has been employed by the Manager since 2015 as a Senior Vice President and Portfolio Manager. Prior to joining the Manager, she was a Managing Director and Senior Portfolio Manager at Brown Capital Management, Inc. from 2002 to 2015.

The Funds' Statement of Additional Information provides additional information about the portfolio managers' compensation structure, other accounts managed by the portfolio managers, and the portfolio managers' ownership of Fund securities.

Administrator

Pursuant to a separate Fund Administration Agreement, the Manager provides administrative services to each Fund, including, but not limited to: providing office space, telephone, office equipment and supplies; authorizing expenditures and approving bills for payment on behalf of the Fund; supervising preparation of periodic shareholder reports, notices and other shareholder communications; supervising the daily pricing of the Fund's investment portfolios and the publication of the net asset value of the Fund's shares, earnings reports and other financial data; monitoring relationships with organizations providing services to the Fund, including the Fund's custodian, blue sky agent and printers; providing trading desk facilities for the Fund; and supervising compliance by the Fund with recordkeeping and periodic reporting requirements under the Investment Company Act of 1940, as amended. Each Fund pays the Administrator a fee at the annual rate of .0275% of the Fund's average daily net assets.

Pursuant to a separate Shareholder Administrative Services Agreement, the Manager also supervises the Fund's transfer agent, DST Asset Manager Solutions, Inc. (the "Transfer Agent"), and provides certain shareholder administrative services to the

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Fund. The Fund pays the Manager a shareholder administrative services fee at the annual rate of 0.01% of net assets with respect to Class I, P, Y, and Z Shares.

For more information, please see the Shareholder Information section beginning on Page A-1.

Hypothetical Investment and Expense Information

Hypothetical investment and expense information, which is not required to be included in this Prospectus by the Securities and Exchange Commission, is presented in the chart below. This information is intended to reflect the annual and cumulative effect of a Fund's expenses, including investment advisory fees and other Fund costs, on each Fund's total return over a 10-year period. The example assumes the following:

•  You invest $10,000 in the Fund and hold it for the entire 10-year period; and

•  Your investment has a 5% return before expenses each year.

•  There is no performance adjustment to the management fee of the Alger 25 Fund.

There is no assurance that the annual expense ratio will be the expense ratio for any Fund classes for any of the years shown. To the extent that the Manager and any of its affiliates make any fee waivers and/or expense reimbursements pursuant to a voluntary or other contractual arrangement, your actual expenses may be less. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios. Your actual returns and expenses are likely to differ (higher or lower) from those shown below.

Alger Capital Appreciation Fund

Class Z	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	0.88%	0.88%	0.88%	0.88%	0.88%	0.88%	0.88%	0.88%	0.88%	0.88%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	4.12%	8.41%	12.88%	17.53%	22.37%	27.41%	32.66%	38.13%	43.82%	49.74%
End Investment Balance	$10,412	$10,841	$11,288	$11,753	$12,237	$12,741	$13,266	$13,813	$14,382	$14,974
Annual Expense	$90	$94	$97	$101	$106	$110	$114	$119	$124	$129

Alger International Growth Fund

Class I	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	1.15%	1.48%	1.48%	1.48%	1.48%	1.48%	1.48%	1.48%	1.48%	1.48%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	3.85%	7.51%	11.29%	15.21%	19.26%	23.46%	27.81%	32.31%	36.96%	41.78%
End Investment Balance	$10,385	$10,751	$11,129	$11,521	$11,926	$12,346	$12,781	$13,231	$13,696	$14,178
Annual Expense	$117	$156	$162	$168	$174	$180	$186	$192	$199	$206

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Class Z	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	0.89%	1.03%	1.03%	1.03%	1.03%	1.03%	1.03%	1.03%	1.03%	1.03%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	4.11%	8.24%	12.54%	17.01%	21.65%	26.48%	31.50%	36.73%	42.15%	47.80%
End Investment Balance	$10,411	$10,824	$11,254	$11,701	$12,165	$12,648	$13,150	$13,673	$14,215	$14,780
Annual Expense	$91	$109	$114	$118	$123	$128	$133	$138	$144	$149

Alger Mid Cap Growth Fund

Class Z	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	1.05%	1.07%	1.07%	1.07%	1.07%	1.07%	1.07%	1.07%	1.07%	1.07%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	3.95%	8.04%	12.28%	16.69%	21.28%	26.05%	31.00%	36.15%	41.50%	47.06%
End Investment Balance	$10,395	$10,804	$11,228	$11,669	$12,128	$12,605	$13,100	$13,615	$14,150	$14,706
Annual Expense	$107	$113	$118	$123	$127	$132	$138	$143	$149	$154

Alger SMid Cap Focus Fund

Class I	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	1.35%	1.35%	1.35%	1.35%	1.35%	1.35%	1.35%	1.35%	1.35%	1.35%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	3.65%	7.43%	11.35%	15.42%	19.63%	24.00%	28.52%	33.22%	38.08%	43.12%
End Investment Balance	$10,365	$10,743	$11,135	$11,542	$11,963	$12,400	$12,852	$13,322	$13,808	$14,312
Annual Expense	$137	$142	$148	$153	$159	$164	$170	$177	$183	$190

Class Y	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	0.87%	9.54%	9.54%	9.54%	9.54%	9.54%	9.54%	9.54%	9.54%	9.54%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	4.13%	-0.60%	-5.11%	-9.42%	-13.53%	-17.46%	-21.20%	-24.78%	-28.20%	-31.46%
End Investment Balance	$10,413	$9,940	$9,489	$9,058	$8,647	$8,254	$7,880	$7,522	$7,180	$6,854
Annual Expense	$89	$971	$927	$885	$845	$806	$770	$735	$701	$669

Class Z	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	0.99%	1.06%	1.06%	1.06%	1.06%	1.06%	1.06%	1.06%	1.06%	1.06%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	4.01%	8.11%	12.37%	16.79%	21.40%	26.18%	31.15%	36.32%	41.69%	47.27%
End Investment Balance	$10,401	$10,811	$11,237	$11,679	$12,140	$12,618	$13,115	$13,632	$14,169	$14,727
Annual Expense	$101	$112	$117	$121	$126	$131	$136	$142	$147	$153

Alger Small Cap Growth Fund

Class Z	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	0.99%	1.08%	1.08%	1.08%	1.08%	1.08%	1.08%	1.08%	1.08%	1.08%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	4.01%	8.09%	12.32%	16.73%	21.30%	26.06%	31.00%	36.13%	41.47%	47.02%
End Investment Balance	$10,401	$10,809	$11,232	$11,673	$12,130	$12,606	$13,100	$13,613	$14,147	$14,702
Annual Expense	$101	$115	$119	$124	$129	$134	$139	$144	$150	$156

Prospectus 106/121

Alger Small Cap Focus Fund

Class I	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	1.20%	1.21%	1.21%	1.21%	1.21%	1.21%	1.21%	1.21%	1.21%	1.21%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	3.80%	7.73%	11.82%	16.06%	20.45%	25.02%	29.76%	34.67%	39.78%	45.08%
End Investment Balance	$10,380	$10,773	$11,182	$11,606	$12,045	$12,502	$12,976	$13,467	$13,978	$14,508
Annual Expense	$122	$128	$133	$138	$143	$149	$154	$160	$166	$172

Class Y	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	0.90%	1.51%	1.51%	1.51%	1.51%	1.51%	1.51%	1.51%	1.51%	1.51%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	4.10%	7.73%	11.49%	15.38%	19.41%	23.58%	27.89%	32.35%	36.97%	41.75%
End Investment Balance	$10,410	$10,773	$11,149	$11,538	$11,941	$12,358	$12,789	$13,235	$13,697	$14,175
Annual Expense	$92	$160	$166	$171	$177	$183	$190	$196	$203	$210

Class Z	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%	0.90%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	4.10%	8.37%	12.81%	17.44%	22.25%	27.26%	32.48%	37.91%	43.57%	49.45%
End Investment Balance	$10,410	$10,837	$11,281	$11,744	$12,225	$12,726	$13,248	$13,791	$14,357	$14,945
Annual Expense	$92	$96	$100	$104	$108	$112	$117	$122	$127	$132

Alger Health Sciences Fund

Class Z	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	0.75%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%	0.86%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	4.25%	8.57%	13.06%	17.74%	22.62%	27.69%	32.98%	38.48%	44.22%	50.19%
End Investment Balance	$10,425	$10,857	$11,306	$11,774	$12,262	$12,769	$13,298	$13,848	$14,422	$15,019
Annual Expense	$77	$92	$95	$99	$103	$108	$112	$117	$122	$127

Alger Growth & Income Fund

Class Z	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	0.69%	0.81%	0.81%	0.81%	0.81%	0.81%	0.81%	0.81%	0.81%	0.81%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	4.31%	8.68%	13.23%	17.98%	22.92%	28.07%	33.44%	39.03%	44.86%	50.92%
End Investment Balance	$10,431	$10,868	$11,323	$11,798	$12,292	$12,807	$13,344	$13,903	$14,486	$15,092
Annual Expense	$70	$86	$90	$94	$98	$102	$106	$110	$115	$120

Alger 25 Fund

Class P	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10
Expense Ratio	0.65%	1.19%	1.19%	1.19%	1.19%	1.19%	1.19%	1.19%	1.19%	1.19%
Cumulative Gross Return	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Net Return	4.35%	8.33%	12.45%	16.74%	21.19%	25.80%	30.60%	35.57%	40.74%	46.10%
End Investment Balance	$10,435	$10,833	$11,245	$11,674	$12,119	$12,580	$13,060	$13,557	$14,074	$14,610
Annual Expense	$66	$127	$131	$136	$142	$147	$153	$158	$164	$171

Prospectus 107/121

Financial Highlights

The financial highlights table is intended to help you understand each Fund's financial performance for the periods shown. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). The information in the table for the fiscal years ended October 31 has been audited by Deloitte & Touche LLP whose report, along with each Fund's financial statements, is included in the Annual Report, which is available upon request.

As a new fund, financial highlights information for Alger 25 Fund is not available as of the date of this Prospectus.

Prospectus 108/121

The Alger Funds Financial Highlights for a share outstanding throughout the period

Alger Capital Appreciation Fund Class Z

	Year ended 10/31/17	Year ended 10/31/16	Year ended 10/31/15	Year ended 10/31/14	Year ended 10/31/13
Net asset value, beginning of period	$20.48	$22.15	$23.35	$21.31	$16.68
Income from Investment Operations:
Net investment income (i)	0.05	0.06	0.03	0.04	0.11
Net realized and unrealized gain on investments	6.10	(0.06)	2.00	3.53	4.76
Total from investment operations	6.15	—	2.03	3.57	4.87
Dividends from net investment income	—	—	—	—	(0.17)
Distributions from net realized gains	(0.17)	(1.67)	(3.23)	(1.53)	(0.07)
Net asset value, end of period	$26.46	$20.48	$22.15	$23.35	$21.31
Total return (ii)	30.25%	(0.08)%	9.54%	17.68%	29.58%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$983,006	$735,889	$620,355	$286,186	$183,790
Ratio of gross expenses to average net assets	0.88%	0.89%	0.90%	0.93%	0.93%
Ratio of expense reimbursements to average net assets	—	—	—	—	—
Ratio of net expenses to average net assets	0.88%	0.89%	0.90%	0.93%	0.93%
Ratio of net investment income (loss) to average net assets	0.23%	0.30%	0.12%	0.16%	0.58%
Portfolio turnover rate	72.99%	103.80%	141.43%	147.78%	123.81%

(i)  Amount was computed based on average shares outstanding during the period.

(ii)  Does not reflect the effect of sales charges, if applicable.

Prospectus 109/121

The Alger Funds Financial Highlights for a share outstanding throughout the period

Alger International Growth Fund Class I

	Year ended 10/31/17	Year ended 10/31/16	Year ended 10/31/15	Year ended 10/31/14	From 5/31/13 (commencement of operations) to 10/31/13 (i)
Net asset value, beginning of period	$14.55	$15.55	$15.27	$15.29	$13.94
Income from Investment Operations:
Net investment income (ii)	0.17	0.21	0.05	0.12	0.03
Net realized and unrealized gain (loss) on investments	3.09	(1.16)	0.41	(0.07)	1.32
Total from investment operations	3.26	(0.95)	0.46	0.05	1.35
Dividends from net investment income	(0.27)	(0.05)	(0.18)	(0.07)	—
Net asset value, end of period	$17.54	$14.55	$15.55	$15.27	$15.29
Total return (iii)	22.84%	(6.12)%	3.04%	0.31%	9.68%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$1,742	$14,202	$14,435	$3,722	$157
Ratio of gross expenses to average net assets	1.48%	1.33%	1.30%	1.27%	15.73%
Ratio of expense reimbursements to average net assets	(0.33)%	(0.18)%	(0.15)%	(0.12)%	(14.58)%
Ratio of net expenses to average net assets	1.15%	1.15%	1.15%	1.15%	1.15%
Ratio of net investment income (loss) to average net assets	1.14%	1.43%	0.34%	0.76%	0.44%
Portfolio turnover rate	148.35%	134.84%	114.81%	97.50%	217.57%

(i)  Ratios have been annualized; total return has not been annualized; portfolio turnover is for the twelve months then ended.

(ii)  Amount was computed based on average shares outstanding during the period.

(iii)  Does not reflect the effect of sales charges, if applicable.

Prospectus 110/121

The Alger Funds Financial Highlights for a share outstanding throughout the period

Alger International Growth Fund Class Z

	Year ended 10/31/17	Year ended 10/31/16	Year ended 10/31/15	Year ended 10/31/14	Year ended 10/31/13
Net asset value, beginning of period	$14.74	$15.73	$15.44	$15.35	$12.66
Income from Investment Operations:
Net investment income (i)	0.20	0.23	0.12	0.13	0.33
Net realized and unrealized gain (loss) on investments	3.14	(1.15)	0.39	(0.04)	2.50
Total from investment operations	3.34	(0.92)	0.51	0.09	2.83
Dividends from net investment income	(0.31)	(0.07)	(0.22)	—	(0.14)
Net asset value, end of period	$17.77	$14.74	$15.73	$15.44	$15.35
Total return (ii)	23.16%	(5.88)%	3.27%	0.59%	22.56%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$21,317	$18,477	$19,326	$8,573	$2,277
Ratio of gross expenses to average net assets	1.03%	1.04%	1.03%	1.04%	1.12%
Ratio of expense reimbursements to average net assets	(0.14)%	(0.15)%	(0.14)%	(0.15)%	(0.13)%
Ratio of net expenses to average net assets	0.89%	0.89%	0.89%	0.89%	0.99%
Ratio of net investment income (loss) to average net assets	1.27%	1.57%	0.73%	0.82%	2.50%
Portfolio turnover rate	148.35%	134.84%	114.81%	97.50%	217.57%

(i)  Amount was computed based on average shares outstanding during the period.

(ii)  Does not reflect the effect of sales charges, if applicable.

Prospectus 111/121

The Alger Funds Financial Highlights for a share outstanding throughout the period

Alger Mid Cap Growth Fund Class Z

	Year ended 10/31/17	Year ended 10/31/16	From 5/28/15 (commencement of operations) to 10/31/15 (i)
Net asset value, beginning of period	$10.24	$10.67	$11.70
Income from Investment Operations:
Net investment loss (ii)	(0.04)	0.04	(0.02)
Net realized and unrealized loss on investments	3.36	(0.47)	(1.01)
Total from investment operations	3.32	(0.43)	(1.03)
Net asset value, end of period	$13.56	$10.24	$10.67
Total return (iii)	32.52%	(4.03)%	(8.80)%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$13,306	$7,508	$2,413
Ratio of gross expenses to average net assets	1.07%	1.23%	1.76%
Ratio of expense reimbursements to average net assets	(0.02)%	(0.21)%	(0.77)%
Ratio of net expenses to average net assets	1.05%	1.02%	0.99%
Ratio of net investment income (loss) to average net assets	(0.29)%	0.40%	(0.49)%
Portfolio turnover rate	162.65%	99.42%	122.05%

(i)  Ratios have been annualized; total return has not been annualized; portfolio turnover is for the twelve months then ended.

(ii)  Amount was computed based on average shares outstanding during the period.

(iii)  Does not reflect the effect of sales charges, if applicable.

Prospectus 112/121

The Alger Funds Financial Highlights for a share outstanding throughout the period

Alger SMid Cap Focus Fund Class I

	Year ended 10/31/17	Year ended 10/31/16	Year ended 10/31/15	Year ended 10/31/14	Year ended 10/31/13
Net asset value, beginning of period	$10.84	$16.91	$19.54	$21.09	$16.88
Income from Investment Operations:
Net investment loss (i)	(0.11)	(0.07)	(0.11)	(0.09)	(0.04)
Net realized and unrealized gain on investments	3.64	(0.04)	0.05	1.55	4.97
Total from investment operations	3.53	(0.11)	(0.06)	1.46	4.93
Distributions from net realized gains	(1.23)	(5.96)	(2.57)	(3.01)	(0.72)
Net asset value, end of period	$13.14	$10.84	$16.91	$19.54	$21.09
Total return (ii)	35.63%	(0.79)%	(0.48)%	7.70%	30.34%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$23,374	$32,606	$70,677	$699,237	$692,445
Ratio of gross expenses to average net assets	1.35%	1.25%	1.31%	1.27%	1.31%
Ratio of expense reimbursements to average net assets	—	—	—	—	—
Ratio of net expenses to average net assets	1.35%	1.25%	1.31%	1.27%	1.31%
Ratio of net investment income (loss) to average net assets	(0.99)%	(0.58)%	(0.62)%	(0.45)%	(0.22)%
Portfolio turnover rate	157.39%	164.36%	110.40%	91.59%	95.67%

(i)  Amount was computed based on average shares outstanding during the period.

(ii)  Does not reflect the effect of sales charges, if applicable.

Prospectus 113/121

The Alger Funds Financial Highlights for a share outstanding throughout the period

Alger SMid Cap Focus Fund Class Y

From 8/31/17 (commencement of operations) to 10/31/17 (i)
Net asset value, beginning of period	$12.27
Income from Investment Operations:
Net investment loss (ii)	(0.02)
Net realized and unrealized gain on investments	0.89
Total from investment operations	0.87
Net asset value, end of period	$13.14
Total return (iii)	7.09%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$107
Ratio of gross expenses to average net assets	9.54%
Ratio of expense reimbursements to average net assets	(8.67)%
Ratio of net expenses to average net assets	0.87%
Ratio of net investment income (loss) to average net assets	(0.78)%
Portfolio turnover rate	157.39%

(i)  Ratios have been annualized; total return has not been annualized; portfolio turnover is for the twelve months then ended.

(ii)  Amount was computed based on average shares outstanding during the period.

(iii)  Does not reflect the effect of sales charges, if applicable.

Prospectus 114/121

The Alger Funds Financial Highlights for a share outstanding throughout the period

Alger SMid Cap Focus Fund Class Z

	Year ended 10/31/17	Year ended 10/31/16	Year ended 10/31/15	Year ended 10/31/14	Year ended 10/31/13
Net asset value, beginning of period	$11.04	$17.08	$19.63	$21.11	$16.84
Income from Investment Operations:
Net investment income (loss) (i)	(0.09)	(0.05)	(0.06)	(0.02)	0.02
Net realized and unrealized gain (loss) on investments	3.74	(0.03)	0.08	1.55	4.97
Total from investment operations	3.65	(0.08)	0.02	1.53	4.99
Distributions from net realized gains	(1.23)	(5.96)	(2.57)	(3.01)	(0.72)
Net asset value, end of period	$13.46	$11.04	$17.08	$19.63	$21.11
Total return (ii)	36.11%	(0.57)%	(0.02)%	8.07%	30.78%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$52,736	$29,565	$134,051	$52,091	$67,852
Ratio of gross expenses to average net assets	1.06%	1.01%	0.99%	0.95%	0.96%
Ratio of expense reimbursements to average net assets	—	—	—	—	—
Ratio of net expenses to average net assets	1.06%	1.01%	0.99%	0.95%	0.96%
Ratio of net investment income (loss) to average net assets	(0.77)%	(0.40)%	(0.33)%	(0.13)%	0.13%
Portfolio turnover rate	157.39%	164.36%	110.40%	91.59%	95.67%

(i)  Amount was computed based on average shares outstanding during the period.

(ii)  Does not reflect the effect of sales charges, if applicable.

Prospectus 115/121

The Alger Funds Financial Highlights for a share outstanding throughout the period

Alger Small Cap Growth Fund Class Z

	Year ended 10/31/17	Year ended 10/31/16	Year ended 10/31/15	Year ended 10/31/14	Year ended 10/31/13
Net asset value, beginning of period	$6.27	$8.10	$9.04	$10.01	$7.79
Income from Investment Operations:
Net investment loss (i)	(0.04)	(0.03)	(0.05)	(0.04)	(0.02)
Net realized and unrealized gain (loss) on investments	2.37	(0.21)	0.10	0.20	2.55
Total from investment operations	2.33	(0.24)	0.05	0.16	2.53
Distributions from net realized gains	—	(1.59)	(0.99)	(1.13)	(0.31)
Net asset value, end of period	$8.60	$6.27	$8.10	$9.04	$10.01
Total return (ii)	37.16%	(3.55)%	0.52%	1.73%	33.67%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$26,953	$21,357	$22,002	$64,684	$79,723
Ratio of gross expenses to average net assets	1.08%	1.06%	1.04%	1.03%	1.05%
Ratio of expense reimbursements to average net assets	(0.09)%	(0.07)%	(0.05)%	(0.04)%	(0.06)%
Ratio of net expenses to average net assets	0.99%	0.99%	0.99%	0.99%	0.99%
Ratio of net investment income (loss) to average net assets	(0.50)%	(0.41)%	(0.55)%	(0.45)%	(0.18)%
Portfolio turnover rate	30.32%	55.25%	131.72%	88.98%	93.97%

(i)  Amount was computed based on average shares outstanding during the period.

(ii)  Does not reflect the effect of sales charges, if applicable.

Prospectus 116/121

The Alger Funds Financial Highlights for a share outstanding throughout the period

Alger Small Cap Focus Fund Class I

	Year ended 10/31/17	Year ended 10/31/16	Year ended 10/31/15	Year ended 10/31/14	Year ended 10/31/13
Net asset value, beginning of period	$11.44	$11.22	$11.75	$13.17	$11.00
Income from Investment Operations:
Net investment loss (i)	(0.11)	(0.09)	(0.12)	(0.08)	(0.05)
Net realized and unrealized gain (loss) on investments	3.95	0.31	0.57	0.61	3.59
Total from investment operations	3.84	0.22	0.45	0.53	3.54
Distributions from net realized gains	—	—	(0.98)	(1.95)	(1.37)
Net asset value, end of period	$15.28	$11.44	$11.22	$11.75	$13.17
Total return (ii)	33.57%	1.96%	4.07%	4.50%	36.31%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$109,146	$75,648	$40,924	$2,359	$2,034
Ratio of gross expenses to average net assets	1.21%	1.32%	1.56%	2.19%	2.43%
Ratio of expense reimbursements to average net assets	(0.01)%	(0.09)%	(0.21)%	(0.84)%	(1.08)%
Ratio of net expenses to average net assets	1.20%	1.23%	1.35%	1.35%	1.35%
Ratio of net investment income (loss) to average net assets	(0.80)%	(0.81)%	(1.07)%	(0.70)%	(0.46)%
Portfolio turnover rate	44.56%	75.50%	162.44%	91.91%	92.82%

(i)  Amount was computed based on average shares outstanding during the period.

(ii)  Does not reflect the effect of sales charges, if applicable.

Prospectus 117/121

The Alger Funds Financial Highlights for a share outstanding throughout the period

Alger Small Cap Focus Fund Class Y

From 3/1/17 (commencement of operations) to 10/31/17 (i)
Net asset value, beginning of period	$12.93
Income from Investment Operations:
Net investment loss (ii)	(0.08)
Net realized and unrealized loss on investments	2.59
Total from investment operations	2.51
Net asset value, end of period	$15.44
Total return (iii)	19.41%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$3,279
Ratio of gross expenses to average net assets	1.51%
Ratio of expense reimbursements to average net assets	(0.61)%
Ratio of net expenses to average net assets	0.90%
Ratio of net investment income (loss) to average net assets	(0.83)%
Portfolio turnover rate	44.56%

(i)  Ratios have been annualized; total return has not been annualized; portfolio turnover is for the twelve months then ended.

(ii)  Amount was computed based on average shares outstanding during the period.

(iii)  Does not reflect the effect of sales charges, if applicable.

Prospectus 118/121

The Alger Funds Financial Highlights for a share outstanding throughout the period

Alger Small Cap Focus Fund Class Z

	Year ended 10/31/17	Year ended 10/31/16	Year ended 10/31/15	Year ended 10/31/14	Year ended 10/31/13
Net asset value, beginning of period	$11.53	$11.28	$11.77	$13.16	$10.97
Income from Investment Operations:
Net investment loss (i)	(0.08)	(0.07)	(0.08)	(0.05)	(0.02)
Net realized and unrealized gain (loss) on investments	3.99	0.32	0.57	0.61	3.58
Total from investment operations	3.91	0.25	0.49	0.56	3.56
Distributions from net realized gains	—	—	(0.98)	(1.95)	(1.37)
Net asset value, end of period	$15.44	$11.53	$11.28	$11.77	$13.16
Total return (ii)	33.91%	2.22%	4.43%	4.78%	36.61%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$350,097	$68,253	$17,109	$3,368	$3,202
Ratio of gross expenses to average net assets	0.90%	1.01%	1.56%	2.11%	2.38%
Ratio of expense reimbursements to average net assets	—	—	(0.55)%	(1.01)%	(1.28)%
Ratio of net expenses to average net assets	0.90%	1.01%	1.01%	1.10%	1.10%
Ratio of net investment income (loss) to average net assets	(0.58)%	(0.58)%	(0.68)%	(0.45)%	(0.20)%
Portfolio turnover rate	44.56%	75.50%	162.44%	91.91%	92.82%

(i)  Amount was computed based on average shares outstanding during the period.

(ii)  Does not reflect the effect of sales charges, if applicable.

Prospectus 119/121

The Alger Funds Financial Highlights for a share outstanding throughout the period

Alger Health Sciences Fund Class Z

	Year ended 10/31/17	Year ended 10/31/16	From 5/28/15 (commencement of operations) to 10/31/15 (i)
Net asset value, beginning of period	$15.92	$21.76	$25.03
Income from Investment Operations:
Net investment loss (ii)	(0.11)	(0.08)	(0.05)
Net realized and unrealized loss on investments	9.30	(2.37)	(3.22)
Total from investment operations	9.19	(2.45)	(3.27)
Distributions from net realized gains	—	(3.39)	—
Net asset value, end of period	$25.11	$15.92	$21.76
Total return (iii)	57.73%	(13.63)%	(13.06)%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$25,644	$4,980	$6,517
Ratio of gross expenses to average net assets	1.12%	1.16%	1.36%
Ratio of expense reimbursements to average net assets	(0.13)%	(0.17)%	(0.28)%
Ratio of net expenses to average net assets	0.99%	0.99%	1.08%
Ratio of net investment income (loss) to average net assets	(0.48)%	(0.45)%	(0.47)%
Portfolio turnover rate	106.66%	93.49%	133.92%

(i)  Ratios have been annualized; total return has not been annualized; portfolio turnover is for the twelve months then ended.

(ii)  Amount was computed based on average shares outstanding during the period.

(iii)  Does not reflect the effect of sales charges, if applicable.

Prospectus 120/121

The Alger Funds Financial Highlights for a share outstanding throughout the period

Alger Growth & Income Fund Class Z

	Year ended 10/31/17	Year ended 10/31/16	Year ended 10/31/15	Year ended 10/31/14	Year ended 10/31/13
Net asset value, beginning of period	$32.69	$33.39	$33.57	$29.64	$24.43
Income from Investment Operations:
Net investment income (i)	0.65	0.67	0.66	0.63	0.59
Net realized and unrealized gain on investments	6.99	0.26	0.82	4.00	5.14
Total from investment operations	7.64	0.93	1.48	4.63	5.73
Dividends from net investment income	(0.61)	(0.59)	(0.58)	(0.70)	(0.52)
Distributions from net realized gains	(0.01)	(1.04)	(1.08)
Net asset value, end of period	$39.71	$32.69	$33.39	$33.57	$29.64
Total return (ii)	23.55%	2.91%	4.53%	15.78%	23.74%
Ratios/Supplemental Data:
Net assets, end of period (000's omitted)	$22,487	$11,422	$8,752	$8,441	$2,306
Ratio of gross expenses to average net assets	0.90%	0.87%	0.91%	1.05%	1.36%
Ratio of expense reimbursements to average net assets	—	—	—	(0.10)%	(0.41)%
Ratio of net expenses to average net assets	0.90%	0.87%	0.91%	0.95%	0.95%
Ratio of net investment income (loss) to average net assets	1.75%	2.09%	1.99%	1.98%	2.18%
Portfolio turnover rate	7.78%	5.36%	15.83%	21.20%	29.27%

(i)  Amount was computed based on average shares outstanding during the period.

(ii)  Does not reflect the effect of sales charges, if applicable.

Prospectus 121/121

Shareholder Information

Distributor

Fred Alger & Company, Incorporated
360 Park Avenue South
New York, NY 10010

Transfer Agent

DST Asset Manager Solutions, Inc.
P.O. Box 8480
Boston, MA 02266-8480

Net Asset Value

The value of one share is its "net asset value," or NAV. The NAV for a Fund is calculated as of the close of business (normally 4:00 p.m. Eastern time) every day the New York Stock Exchange ("NYSE") is open. Generally, the NYSE is closed on weekends and national holidays.

NAV (net asset value) of a class of shares is computed by adding together the value allocable to the class of the Fund's investments plus cash and other assets, subtracting applicable liabilities and then dividing the result by the number of outstanding shares of the class.

Foreign securities are usually valued on the basis of the most recent closing price of the foreign markets on which such securities principally trade. For each Fund, that invests in foreign securities principally listed on foreign exchanges that may trade on days the NYSE is closed, such as Alger International Growth Fund ("International Fund") the value of the Fund's assets may be affected on days when shareholders will not be able to purchase or redeem Fund shares.

The assets of each Fund are generally valued on the basis of market quotations. If market quotations are not readily available or do not accurately reflect fair value for a security, or if a security's value has been materially affected by events occurring after the close of the market on which the security is principally traded, the security may be valued on the basis of fair value as determined by the Manager under procedures adopted by the Trust's Board of Trustees. A security's valuation may differ depending on the method used for determining value. Short-term money market instruments held by the Funds are generally valued on the basis of amortized cost.

In determining whether market quotations are reliable and readily available, the Manager monitors information it routinely receives for significant events it believes will affect market prices of portfolio instruments held by a Fund. Significant events may affect a particular company (for example, a trading halt in the company's securities on

Prospectus A-1/A-11

an exchange during the day) or may affect securities markets (for example, a natural disaster that causes a market to close). If the Manager is aware of a significant event that has occurred after the close of the market where a portfolio instrument is primarily traded, but before the close of the NYSE, that the Manager believes has affected or is likely to affect the price of the instrument, the Manager will use its best judgment to determine a fair value for that portfolio instrument under procedures adopted by the Board of Trustees.

The Manager believes that under certain circumstances foreign securities values may be affected by volatility that occurs in U.S. markets on a trading day after the close of foreign securities markets. The Manager's fair valuation procedures therefore include a procedure whereby foreign securities prices may be "fair valued" to take those factors into account.

Dividends and Distributions and Tax Consequences

Except as noted below, all Funds declare and pay dividends and distributions annually. These Funds expect that the annual payments to shareholders will consist primarily of capital gains, which may be taxable to you at different rates depending upon how long the Fund held the securities that it sold to create the gains (rather than the length of time you have held shares of the Fund), and that they will also include net investment income, which is taxable as ordinary income. Certain dividend income received by a Fund and paid to you may be subject to a maximum tax rate of 20% (qualified dividends); other income paid to you, such as non-qualifying dividend income or interest earned on debt securities held by the Fund, will continue to be taxed at the higher ordinary income rates. Participants in tax-deferred accounts ordinarily will not be subject to taxation on dividends from net investment income and net realized capital gains until they receive a distribution of the dividends from their individual plan accounts. Dividends and distributions may differ among classes of shares of a Fund.

Alger Growth & Income Fund declares and pays dividends from net investment income quarterly. Distributions from net realized gains are declared and paid annually after the end of the fiscal year in which they were earned.

Unless you choose to receive cash payments by checking the box on your account application, any dividends and distributions will be reinvested automatically at the NAV on their payment dates. No sales charge will apply to automatically reinvested dividends and distributions. If you have chosen cash payments and a payment is returned to the Fund as undeliverable, that payment will be reinvested upon receipt by the Transfer Agent in Fund shares at the next NAV. All subsequent payments will be reinvested until you reinstate your cash election and provide a valid mailing address.

Prospectus A-2/A-11

Regardless of whether you choose to take distributions in cash or reinvest them in the Fund, they may be subject to federal and state taxes. An exchange of Fund shares for shares of another fund will be treated as a sale of the Fund shares, and any gain on the transaction may be subject to federal and state taxes. Because everyone's tax situation is unique, see a tax advisor about federal, state and local tax consequences of investing in the Funds.

Classes of Fund Shares

Each of Alger Capital Appreciation Fund, Alger Mid Cap Growth Fund, and Alger Small Cap Growth Fund offers four classes of shares (Class A, B, C and Z Shares). Each of Alger Health Sciences Fund and Alger Growth & Income Fund offers three classes of shares (Class A, C and Z Shares). Alger International Growth Fund offers five classes of shares (A, B, C, I and Z Shares). Each of Alger Small Cap Focus Fund and Alger SMid Cap Focus Fund offers five classes of shares (A, C, I, Y, and Z Shares). Alger 25 Fund offers one class of shares (Class P Shares). Class I, P, Y and Z Shares are offered by this Prospectus. Class A, B and C Shares, which are offered in a separate prospectus, are each subject to a sales charge. Class I, P, and Z Shares are generally offered only to institutional investors, including, but not limited to, qualified pension and retirement plans. Class I Shares are subject to Distribution and/or Shareholder Servicing Fees of 0.25%. Class P Shares, Class Y Shares and Class Z Shares have no Distribution or Shareholder Servicing Fees.

Purchasing and Redeeming Fund Shares

Class I Shares are available to institutional investors, such as corporations, foundations, and trusts managing various types of employee benefit plans, as well as charitable, religious and educational institutions. Typical institutional investors include banks, insurance companies, broker-dealers, investment advisers, investment companies, qualified pension and profit-sharing plans, non-qualified deferred compensation plans, trusts funding charitable, religious and educational institutions and investors who invest through such institutions (or through an organization that processes investor orders on behalf of such institutions) and do so by paying a management, consulting or other fee to such institutions for the right to invest.

Class P Shares are generally subject to a minimum initial investment of $500,000. Class P Shares are an investment vehicle principally for institutional investors such as registered investment advisers, banks, trust companies, and other financial institutions, for investments in employee benefit plans, or for advisory platform investors who pay a separate fee to such institution for the right to invest.

Class Y Shares are available for purchase by institutional investors such as qualified and non-qualified retirement, deferred compensation, and benefit plans, bank and trust companies, insurance companies, corporations, charitable organizations, endowments and foundations, government entities, and fund-of-funds. Class Y Shares are generally subject to a minimum initial investment and a minimum account size requirement of $500,000.

Prospectus A-3/A-11

The Fund's Class Z Shares, which are generally subject to a minimum initial investment of $500,000, provide an investment vehicle for qualified or non-qualified retirement or employment benefit plans; banks, bank trust departments and trust companies; Section 529 college savings plans; asset-based fee programs; fee-paying clients of a registered investment advisor; corporations; insurance companies; registered investment companies; foundations and endowments; charitable, religious and educational institutions; and individual investors.

There is no maximum investment limit for Class I, Y or Z Shares.

The Distributor may waive the minimum initial investment of $500,000 for Class Z Shares of the Funds for group employer-sponsored 401(k) plans, 457 plans, employer sponsored 403(b) plans, profit-sharing and money purchase pension plans, defined benefit plans, retiree health benefit plans and non-qualified deferred compensation plans. The waiver is available only for retirement plans that hold omnibus positions, or for aggregate plan participant positions, for each Fund made available for the plan. The waiver is generally not available to non-retirement accounts, traditional and Roth Individual Retirement Accounts, Coverdell Education Savings Accounts, SEPs, SARSEPs, SIMPLE IRAs, individual 401(k) plans or individual 403(b) plans. As the Distributor has no information regarding the nature of the underlying shareholders in an omnibus account (in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, a common form of holding shares among retirement plans and financial intermediaries such as brokers, advisers and third-party administrators) it cannot aid in the substantiation of any such claims for a waiver of the minimum initial investment.

Additional Information about Minimum Initial Investments

The Distributor, in its sole discretion, may waive minimum initial investment requirements. Minimum initial investment and related requirements may be modified at any time, without prior notice.

There is no minimum initial investment for the following categories of eligible investors:

•  Any current employee of Fred Alger Management, Inc. or Fred Alger & Company, Incorporated, and any of their immediate family members who share the same address.

•  Trustees of the Funds and Directors of Alger Associates, Inc., and any of their immediate family members who share the same address.

Class P, Y, and Z investment minimums are waived for the following:

•  Certain types of fee based programs and group retirement accounts (e.g., 401(k) plans or employer-sponsored 403(b) plans);

•  Omnibus group retirement accounts;

Prospectus A-4/A-11

•  Financial intermediaries who have entered into an agreement with the Distributor to offer shares through a wrap and/or asset allocation program;

•  Financial intermediaries who have entered into an agreement with the Distributor to offer shares through a no-load network or platform, or through a self-directed investment brokerage account program that charges a transaction fee to its clients;

•  Certain financial institutions and third-party recordkeepers and/or administrators who have agreements with the Distributor with respect to such purchases, and who buy shares for their accounts on behalf of investors in retirement plans and deferred compensation plans;

•  Registered investment advisors clearing through multiple firms having an aggregate $1,000,000 or more invested in Alger Fund shares.

Shares of a Fund can be purchased or redeemed on any day the NYSE is open. Orders will be processed at the NAV next calculated after the purchase or redemption request is received in good order by the Transfer Agent or other agent appointed by the Distributor. Ordinarily, the Fund will issue a redemption check within seven days after the Transfer Agent receives a redemption request in good order. "In good order" means that all necessary information and documentation related to the redemption request have been provided to the Fund's transfer agent or authorized intermediary, if applicable. If your request is not in good order, the Fund's transfer agent may require additional documentation in order to redeem your shares. Payment may be postponed in cases where the SEC declares an emergency or normal trading is halted. The Transfer Agent or the Fund may reject any purchase order. Share certificates are not issued for shares of the Fund.

Under normal circumstances, each Fund expects to meet redemption requests by using cash or cash equivalents in its portfolio and/or by selling portfolio assets to generate cash. A Fund also may pay redemption proceeds using cash obtained through borrowing arrangements that may be available from time to time.

Each Fund may pay all or a portion of your redemption proceeds in securities rather than cash (i.e., "redeem in kind") if, for example, the redemption request is during stressed market conditions or the Fund believes that a cash redemption may have a substantial impact on the Fund and its remaining shareholders. Securities will generally be selected on a pro rata basis pursuant to the Fund's procedures. A shareholder who receives a redemption in kind bears the market risk of the securities until they are converted into cash, in transactions conducted at the shareholder's expense.

Legislation passed by Congress in 2008 requires mutual funds to report both to the shareholder and to the Internal Revenue Service the "cost basis" of shares acquired on or after January 1, 2012 that are subsequently redeemed or exchanged. This reporting is not required for Fund shares held in retirement or other tax-advantaged accounts or for certain other types of entities (such as C corporations).

Prospectus A-5/A-11

If you are a direct shareholder, you may request your cost basis reported on Form 1099-B to be calculated using any one of the alternative methods offered by the Fund. Please contact the Fund to make, revoke, or change your election. If you do not affirmatively elect a cost basis method then the Fund will use the average cost basis method. If you hold Fund shares through a broker, please contact that broker with respect to the reporting of cost basis and available elections for your account.

Please note that you will continue to be responsible for calculating and reporting gains and losses on redemptions of shares purchased prior to January 1, 2012. You are encouraged to consult your tax advisor regarding the application of the cost basis reporting rules and, in particular, which cost basis calculation method is best for you.

Exchanges

You can exchange shares of a Fund for shares of another Fund, subject to certain restrictions. Shares of the Funds can be exchanged or redeemed via telephone under certain circumstances. The Funds and Transfer Agent have reasonable procedures in place to determine that telephone instructions are genuine. They include requesting personal identification and recording calls. If the Funds and Transfer Agent follow these procedures, they are not liable for acting in good faith on telephone instructions. For more information on telephone exchanges and redemptions, contact the Transfer Agent.

Other Purchase and Exchange Limitations

If you are a participant in a retirement plan, such as a 401(k) plan, and you purchase shares in the Funds through an administrator or trustee that maintains a master or "omnibus" account with one or more Funds for trading on behalf of retirement plans and their participants, the Administrator may apply purchase and exchange limitations which are different than the limitations discussed herein. These limitations may be more or less restrictive than the limitations imposed by the Funds. Consult with your Administrator to determine what purchase and exchange limitations may be applicable to your transactions in the Funds through your retirement plan.

Limitations on Excessive Trading

Each of the Funds, except for International Fund, invests predominantly in U.S.-traded, highly liquid securities for which current New York Stock Exchange closing prices are readily available on a daily basis. Each Fund will determine a fair value for portfolio securities for which current market closing prices are not readily available or otherwise require fair valuation in the circumstances discussed under "Net Asset Value." Active trading may be attempted and may, if carried out on a large scale, impose burdens on the Funds' portfolio managers, interfere with the efficient management of a Fund, increase the Fund's transaction costs, administrative costs or tax liability or otherwise be detrimental to the interests of the Fund and its other shareholders. The Funds therefore discourage market timing, and to the extent possible monitor for market timing patterns in each of the Funds.

Prospectus A-6/A-11

The Board of Trustees has adopted policies and procedures to discourage frequent and/or short-term trading of Fund shares. These policies and procedures allow a Fund to reject purchase or exchange orders, on a temporary or permanent basis, or redeem all Fund shares from investors that the Manager believes, in its reasonable business judgment, are engaging in frequent and/or short-term trading in Fund shares or shares of other funds sponsored by the Manager that is detrimental to the Fund involved. If the Fund rejects your purchase or exchange order, you will not be able to execute that transaction, and neither the Fund nor the Manager will be responsible for any losses you may suffer as a result.

In order to detect significant market timing, the Manager, in accordance with policies and procedures approved by the Trustees, will, among other things, seek to monitor overall subscription, redemption and exchange activity, and isolate significant daily activity to determine if there appears to be market timing activity in an individual portfolio. The Funds might not be able to detect frequent or short-term trading conducted by the underlying owners of shares held in omnibus accounts (in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, a common form of holding shares among retirement plans and financial intermediaries such as brokers, advisers and third-party administrators) or placed through market intermediaries other than on a fully-disclosed basis, and therefore might not be able to effectively prevent frequent or short-term trading in those accounts. The Manager attempts to monitor these activities in omnibus accounts and will contract with broker-dealers that sell shares of the Funds and entities that hold omnibus accounts with its mutual funds to seek to discourage, detect and prevent market timing and active trading. For these and other reasons, there is no guarantee that the Funds' efforts to identify investors who engage in excessive trading activity or to curtail that activity will be successful.

Disclosure of Portfolio Holdings

The Board of Trustees has adopted policies and procedures relating to disclosure of the Funds' portfolio securities. These policies and procedures recognize that there may be legitimate business reasons for holdings to be disclosed and seek to balance those interests to protect the proprietary nature of the trading strategies and implementation thereof by the Funds.

Generally, the policies prohibit the release of information concerning portfolio holdings which have not previously been made public to individual investors, institutional investors, intermediaries that distribute the Funds' shares and other parties which are not employed by the Manager or its affiliates except when the legitimate business purposes for selective disclosure and other conditions (designed to protect the Funds) are acceptable.

The Funds make their full holdings available semi-annually in shareholder reports filed on Form N-CSR and after the first and third fiscal quarters in regulatory filings on Form N-Q. These shareholder reports and regulatory filings are filed with the SEC,

Prospectus A-7/A-11

as required by federal securities laws, and are generally available within sixty (60) days of the end of the Funds' fiscal quarter.

In addition, the Funds make publicly available their respective month-end top 10 holdings with a 10 day lag and their month-end full portfolios with a 60 day lag on their website www.alger.com and through other marketing communications (including printed advertising/sales literature and/or shareholder telephone customer service centers). No compensation or other consideration is received for the non-public disclosure of portfolio holdings information.

In accordance with the foregoing, the Funds provide portfolio holdings information to third parties including financial intermediaries and service providers who need access to this information in the performance of their services and are subject to duties of confidentiality (1) imposed by law, including a duty not to trade on non-public information, and/or (2) pursuant to an agreement that confidential information is not to be disclosed or used (including trading on such information) other than as required by law. This agreement must be approved by the Funds' Chief Compliance Officer, President, Secretary or Assistant Secretary.

The Board of Trustees periodically reviews a report disclosing the third parties to whom each Fund's holdings information has been disclosed and the purpose for such disclosure, and it considers whether or not the release of information to such third parties is in the best interest of the Fund and its shareholders.

In addition to material the Funds routinely provide to shareholders, the Manager may, upon request, make additional statistical information available regarding the Alger Family of Funds. Such information will include, but not be limited to, relative weightings and characteristics of a Fund portfolios versus its peers or an index (such as P/E (or price to book) ratio, EPS forecasts, alpha, beta, capture ratio, maximum drawdown, standard deviation, Sharpe ratio, information ratio, R-squared, and market cap analysis), security specific impact on overall portfolio performance, return on equity statistics, geographic analysis, number of holdings, month-end top ten contributors to and detractors from performance, breakdown of High Unit Volume Growth holdings vs. Positive Lifecycle Change holdings, portfolio turnover, and requests of a similar nature. Please contact the Funds at (800) 992-3863 to obtain such information.

Other Information

A Fund may redeem some of your shares "in kind," which means that some of the proceeds will be paid with securities the Fund owns instead of cash. If you receive securities, you should expect to incur brokerage or other charges in converting the securities to cash. If a Fund pays large redemptions in cash, these transactions may increase the Fund's transaction costs and detract from the Fund's performance. Large purchases pose similar risks.

Prospectus A-8/A-11

Shares may be worth more or less when you redeem them than they were at the time you bought them. For tax purposes, this means that when you redeem them you may realize a short- or long-term capital gain or loss, depending upon how long you have held the shares.

Each Fund may pay the Distributor, Fred Alger & Company, Incorporated, or other entities, a fee of up to 0.25% of the value of the Fund's average daily net assets for ongoing service and/or maintenance of shareholder accounts with respect to Class I and Class R Shares. This fee is included in the Fund's shareholder servicing fee. The Distributor may pay some or all of this fee to a broker-dealer, investment adviser or other financial institution ("Financial Intermediary") that also provides servicing and/or maintenance of shareholder accounts.

Other Payments by the Funds. In addition to fees that the Funds may pay to a Financial Intermediary pursuant to the Rule 12b-1 plan and fees the Funds pay to their transfer agent, DST Asset Manager Solutions, Inc., the Distributor, on behalf of a Fund, may enter into non-plan agreements with affiliated and unaffiliated Financial Intermediaries pursuant to which a Fund will pay a Financial Intermediary for networking, sub-transfer agency and/or sub-accounting services. These non-plan payments are generally based on either (1) a percentage of the average daily net assets of Fund shareholders serviced by a Financial Intermediary or (2) a fixed dollar amount for each account serviced by a Financial Intermediary. The aggregate amount of these payments may be substantial.

Additional Compensation. From time to time the Distributor, at its expense from its own resources, may compensate Financial Intermediaries who are instrumental in effecting investments by their clients or customers in a Fund, in an amount up to 1% of the value of those investments. The Distributor may also from time to time, at its expense from its own resources, make payments to Financial Intermediaries that provide shareholder servicing, or transaction processing, with such payments structured as a percentage of gross sales, a percentage of net assets, and/or as a fixed dollar amount (the latter as a per account fee or as reimbursement for transactions processing and transmission charges). Payments under these other arrangements may vary but generally will not exceed 0.50% annually of the value of the Fund's assets or 0.50% annually of the value of the Fund's sales attributable to that Financial Intermediary. The Distributor determines whether to make any additional cash payments and the amount of any such payments in response to request from Financial Intermediaries, based on factors the Distributor deems relevant. Factors considered by the Distributor generally include the Financial Intermediary's reputation, ability to attract and retain assets for the Fund, expertise in distributing a particular class of shares of a Fund, entry into target markets, and/or quality of service. In addition, the Distributor may make payments to dealer firms in the form of payments for marketing support, seminar support, training meetings, or comparable expenses in the discretion of the Distributor. Please contact your Financial Intermediary for details about revenue sharing payments it may receive. Any payments described

Prospectus A-9/A-11

above will not change the price paid by investors for the purchase of shares of a Fund or the amount of proceeds received by a Fund on the sale of shares.

Redemptions by the Funds. If your account has been open at least one year, you have not made an additional purchase in the account during the past six calendar months, and the value of your account falls below the minimum initial investment amount for three consecutive months as a result of redemptions or exchanges (excluding Trust-sponsored retirement accounts), the Fund may redeem all your Fund shares within your account after giving you 60 days' prior written notice. You may avoid having your account redeemed during the notice period by bringing the account value up to the minimum initial investment amount.

Each Fund and its agents reserve the right at any time to: reject or cancel all or any part of any purchase or exchange order (When an exchange request in respect of Fund shares is rejected, such shares may be redeemed from the Fund on request of the shareholder.); redeem all Fund shares; modify any terms or conditions of purchase of shares of any Fund; or suspend, change or withdraw all or any part of the offering made by this prospectus. If the Fund rejects your purchase or exchange order, you may not be able to execute that transaction, and the Fund and its agents will not be responsible for any losses you may suffer as a result.

Lost Shareholders, Inactive Accounts and Unclaimed Property. It is important that each Fund maintain a correct address for each shareholder. An incorrect address may cause a shareholder's account statements and other mailings to be returned to a Fund. Based upon statutory requirements for returned mail, the Fund will attempt to locate the shareholder or rightful owner of the account. If the Fund is unable to locate the shareholder, then it will determine whether the shareholder's account can legally be considered abandoned. Your mutual fund account may be transferred to the state government of your state of residence if no activity occurs within your account during the "inactivity period" specified in your state's abandoned property laws. Each Fund is legally obligated to escheat (or transfer) abandoned property to the appropriate state's unclaimed property administrator in accordance with statutory requirements. The shareholder's last known address of record determines which state has jurisdiction. If you hold your account directly at the Transfer Agent, please proactively contact the Transfer Agent toll-free at (800) 992-3863 at least annually to ensure your account remains in active status.

If you are a resident of the state of Texas, you may designate a representative to receive notifications that, due to inactivity, your mutual fund account assets may be delivered to the Texas Comptroller. Please contact the Transfer Agent if you wish to complete a Texas Designation of Representative form.

Prospectus A-10/A-11

For Fund Information:

By Telephone:  (800) 992-3362

By Mail:  DST Asset Manager Solutions, Inc.
Attn: The Alger Funds
P.O. Box 8480
Boston, MA 02260-8480

Statement of Additional Information

For more detailed information about each Fund and its policies, please read the Funds' Statement of Additional Information, which is incorporated by reference into (is legally made a part of) its Prospectus. You can get a free copy of the Statement of Additional Information by calling the Funds' toll-free number, at the Funds' website at http://www.alger.com or by writing to the address above. The Statement of Additional Information is on file with the SEC.

Annual and Semi-Annual Reports

Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In the Funds' annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during the period covered by the report. You can receive free copies of these reports by calling the Funds' toll-free number, at the Fund's website at http://www.alger.com or by writing to the address above.

Another way you can review and copy Fund documents is by visiting the SEC's Public Reference Room in Washington, DC. Copies can also be obtained, for a duplicating fee, by e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-1520. Information on the operation of the Public Reference Room is available by calling (202) 551-8090. Fund documents are also available on the EDGARdatabase on the SEC's Internet site at http://www.sec.gov.

Quarterly Fund Holdings

Each Fund's most recent month-end portfolio holdings are available approximately sixty days after month-end on the Fund's website at www.alger.com. Each Fund also files its complete schedule of portfolio holdings with the SEC for the first and third quarter of each fiscal year on Form N-Q. Forms N-Q are available online on the SEC's website at http://www.sec.gov. The Funds' Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling (202) 551-8090. A copy of the most recent quarterly holdings may also be obtained from the Funds by calling (800) 992-3362.

Distributor: Fred Alger & Company, Incorporated

The Alger Funds  SEC File #811-1355

TAF-Instl.

Prospectus A-11/A-11

STATEMENT OF ADDITIONAL INFORMATION

March 1, 2018

The Alger Funds

The Alger Funds (the "Trust") is a Massachusetts business trust, registered with the Securities and Exchange Commission (the "SEC") as an investment company, that offers interests in the following Funds and classes of shares:

	Class	Ticker Symbol
Alger Capital Appreciation Fund ("Capital Appreciation Fund")	A	ACAAX
	B	ACAPX
	C	ALCCX
	Z	ACAZX
Alger International Growth Fund ("International Growth Fund")	A	ALGAX
	B	AFGPX
	C	ALGCX
	I	AIGIX
	Z	ALCZX
Alger Mid Cap Growth Fund ("Mid Cap Growth Fund")	A	AMGAX
	B	AMCGX
	C	AMGCX
	Z	AMCZX
Alger SMid Cap Focus Fund ("SMid Cap Focus Fund")	A	ALMAX
	C	ALMCX
	I	ASIMX
	Y	ASYMX
	Z	ASMZX
Alger Small Cap Growth Fund ("Small Cap Growth Fund")	A	ALSAX
	B	ALSCX
	C	AGSCX
	Z	ASCZX
Alger Small Cap Focus Fund ("Small Cap Focus Fund")	A	AOFAX
	C	AOFCX
	I	AOFIX
	Y	AOFYX
	Z	AGOZX
Alger Health Sciences Fund ("Health Sciences Fund")	A	AHSAX
	C	AHSCX
	Z	AHSZX
Alger Growth & Income Fund ("Growth & Income Fund")	A	ALBAX
	C	ALBCX
	Z	AGIZX
Alger 25 Fund	P	ATFPX

The Trust's financial statements for the year ended October 31, 2017 are contained in its annual report to shareholders and are incorporated by reference into this Statement of Additional Information.

This Statement of Additional Information is not a prospectus. It contains additional information about the Funds and supplements information in the Funds' Prospectuses dated March 1, 2018. It should be read together with the applicable Prospectus, which may be obtained free of charge by writing the Trust c/o DST Asset Manager Solutions, Inc., Attn: The Alger Family of Funds, P.O. Box 8480, Boston, MA 02266-8480, or by calling (800) 992-3863, or at the Trust's website at http://www.alger.com.

CONTENTS

Investment Strategies and Policies	3
Net Asset Value	19
Classes of Shares	20
Purchases	20
Redemptions	26
Exchanges and Conversions	29
Management	29
Code of Ethics	39
Taxes	39
Dividends	40
Custodian and Transfer Agent	41
Principal Holders	41
Organization	54
Proxy Voting Policies and Procedures	55
Financial Statements	57
Potential Conflicts of Interest	57
Appendix	65

INVESTMENT STRATEGIES AND POLICIES

Certain Securities and Investment Techniques

The Prospectuses discuss the investment objectives of each Fund and the principal investment strategies to be employed to achieve those objectives. The principal risks related to each Fund's principal investment strategies are also noted in the Prospectuses. This section of the SAI contains supplemental information concerning all types of securities and other instruments in which a Fund may invest, the investment policies and portfolio strategies that the Fund may utilize (i.e., both principal and non-principal investment strategies) and certain risks attendant to those investments, policies and strategies (i.e., both principal and non-principal risks of investing in the Fund).

All of the Funds seek to achieve their objectives by investing in equity securities, such as common or preferred stocks, or securities convertible into or exchangeable for equity securities, including warrants and rights. The Funds will invest primarily in companies whose securities are traded on domestic or, in the case of International Growth Fund, foreign stock exchanges or in the over-the-counter market. These companies may be in the developmental stage, may be older companies that appear to be entering a new stage of growth progress owing to factors such as management changes or development of new technology, products or markets, or may be companies providing products or services with a high unit-volume growth rate. All Funds may purchase put and call options and sell (write) covered call and put options on securities and securities indexes to increase gain and to hedge against the risk of unfavorable price movements.

In order to afford the Funds the flexibility to take advantage of new opportunities for investments in accordance with their investment objectives and to meet redemptions, they may hold up to 15% of their net assets (35% of net assets, in the case of Growth & Income Fund) in money market instruments and repurchase agreements and in excess of that amount (up to 100% of their assets) during temporary defensive periods, explained further below. This amount may be higher than that maintained by other funds with similar investment objectives.

The investment strategies of Fred Alger Management, Inc. ("Alger Management" or the "Manager") utilize the proprietary research of its analyst and portfolio management team to continually assess the markets and sectors it follows for attractive investment opportunities. With respect to stocks in the Funds' portfolios, one principle of the portfolio strategy at Alger Management is for analysts and portfolio managers to evaluate the return potential vs. risk (downside) in each stock held in a portfolio and compare that to those, and other variables, offered by stocks under coverage within Alger Management's research team. Portfolio managers, together with investment analysts, at Alger Management continually seek to optimize performance of the Funds' portfolios by replacing individual stocks, or reducing or increasing their relative weighting in other portfolios, with stocks evaluated as having better appreciation potential, having improved reward to risk opportunity, or offering the portfolio diversification or other characteristics determined to be beneficial to achieving the portfolio's overall objectives. The Funds' portfolio turnover rates may vary significantly from year to year as a result of the Funds' investment process.

There is no guarantee that a Fund's investment objective will be achieved.

The Funds will adjust their holdings as considered advisable in view of prevailing or anticipated market conditions, and turnover will not be a limiting factor should Alger Management deem it advisable to purchase or sell securities.

A Fund's turnover rate is calculated by dividing the lesser of purchases or sales of securities for the fiscal year by the monthly average of the value of the Fund's securities, with obligations with less than one year to maturity excluded.

Common and Preferred Stocks

Stocks represent shares of ownership in a company. Generally, preferred stock has a specified dividend and ranks after bonds and before common stocks in its claim on income for dividend payments and on assets should the company be liquidated. After other claims are satisfied, common stockholders participate in company profits on a pro-rata basis; profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company's stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities. While most preferred stocks pay a dividend, each Fund may purchase preferred stock where the issuer has omitted, or is in danger of omitting, payment of its dividend. Such investments would be made primarily for their capital appreciation potential. Each Fund may purchase trust preferred securities which are preferred stocks issued by a special purpose trust subsidiary backed by subordinated debt of the corporate parent. These securities typically bear a market rate coupon comparable to interest rates available on debt of a similarly rated company. Holders of the trust preferred securities have limited voting rights to control the activities of the trust and no voting rights with respect to the parent company.

Temporary Defensive and Interim Investments

When market conditions are unstable, or the Manager believes it is otherwise appropriate to reduce holdings in stocks, the Funds can invest in a variety of debt securities for defensive purposes. The Funds can also purchase these securities for liquidity purposes to meet cash needs due to the redemption of Fund shares, or to hold while waiting to reinvest cash received from the sale of other portfolio securities. The Funds can buy:

•  high-quality, short-term money market instruments, including those issued by the U.S. Treasury or other government agencies;

•  commercial paper (short-term, unsecured, promissory notes of domestic or foreign companies);

•  short-term debt obligations of corporate issuers, certificates of deposit and bankers' acceptances of domestic and foreign banks and savings and loan associations; and

•  repurchase agreements.

Short-term debt securities would normally be selected for defensive or cash management purposes because they can normally be disposed of quickly and are not generally subject to significant fluctuations in principal value, and their value will be less subject to interest rate fluctuation than longer-term debt securities.

Convertible Securities

Each Fund may invest in convertible securities, which are debt instruments or preferred stocks that make fixed dividend or interest payments and are convertible into common stock. Generally, the market prices of convertible securities tend to reflect price changes in their underlying common stocks, but also tend to respond inversely to changes in interest rates. Convertible securities typically entail less market risk than investments in the common stock of the same issuers. Declines in their market prices are typically not as pronounced as those of their underlying common stocks. Like all fixed-income securities, convertible securities are subject to the risk of default on their issuers' payment obligations.

U.S. Government Obligations

Each Fund may invest in U.S. Government securities, which include Treasury Bills, Treasury Notes and Treasury Bonds that differ in their interest rates, maturities and times of issuance. Treasury Bills have initial maturities of one year or less; Treasury Notes have initial maturities of one to ten years; and Treasury Bonds generally have initial maturities of greater than ten years. In addition to U.S. Treasury securities, each Fund may invest in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities. Some obligations issued or guaranteed by U.S. Government agencies and instrumentalities are supported by the full faith and credit of the U.S. Treasury; others by the right of the issuer to borrow from the Treasury; others by discretionary authority of the U.S. Government to purchase certain obligations of the agency or instrumentality; and others only by the credit of the agency or instrumentality. These securities bear fixed, floating or variable rates of interest. While the U.S. Government currently provides financial support to such U.S. Government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, since it is not so obligated by law.

U.S. Government Agency Securities

These securities are issued or guaranteed by U.S. Government-sponsored enterprises and federal agencies. These include securities issued by the Federal National Mortgage Association ("FNMA"), Government National Mortgage Association ("GNMA"), Federal Home Loan Bank, Federal Land Bank, Farmers Home Administration, Bank for Cooperatives, Federal Intermediate Credit Bank, Federal Financing Bank, Federal Farm Credit System, the Small Business Administration, Federal Housing Administration, and Maritime Administration. Some of these securities are supported by the full faith and credit of the U.S. Treasury, and the remainder are supported only by the credit of the instrumentality, which may or may not include the right of the issuer to borrow from the Treasury.

Bank Obligations

These are certificates of deposit, bankers' acceptances, and other short-term debt obligations. Certificates of deposit are short-term obligations of commercial banks. A bankers' acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with international commercial transactions. Certificates of deposit may have fixed or variable rates.

The Funds will not invest in any debt security issued by a commercial bank unless (i) the bank has total assets of at least $1 billion, or the equivalent in other currencies, or, in the case of domestic banks which do not have total assets of at least $1 billion, the aggregate investment made in any one such bank is limited to $250,000 and the principal amount of such investment is insured in full by the Federal Deposit Insurance Corporation; and (ii) in the case of foreign banks, the security is, in the opinion of Alger Management, of an investment quality comparable to other debt securities which may be purchased by the Funds. These limitations do not prohibit investments in securities issued by foreign branches of U.S. banks, provided such U.S. banks meet the foregoing requirements.

Foreign Bank Obligations

Investments by the Funds in foreign bank obligations and obligations of foreign branches of domestic banks present certain risks, including the impact of future political and economic developments, the possible imposition of withholding taxes on interest income, the possible seizure or nationalization of foreign deposits, the possible establishment of exchange controls and/or the addition of other foreign governmental restrictions that might affect adversely the payment of principal and interest on these obligations. In addition, there may be less publicly available and reliable information about a foreign bank than about domestic banks owing to different accounting, auditing, reporting and record-keeping standards.

Short-Term Corporate Debt Securities

These are outstanding nonconvertible corporate debt securities (e.g., bonds and debentures) which have one year or less remaining to maturity. Corporate notes may have fixed, variable, or floating rates.

Commercial Paper

These are short-term promissory notes issued by corporations primarily to finance short-term credit needs.

Variable Rate Master Demand Notes

These are unsecured instruments that permit the indebtedness thereunder to vary and provide for periodic adjustments in the interest rate. Because these notes are direct lending arrangements between a Fund and the issuer, they are not normally traded. Although no active secondary market may exist for these notes, the Fund may demand payment of principal and accrued interest at any time or may resell the note to a third party. While the notes are not typically rated by credit rating agencies, issuers of variable rate master demand notes must satisfy Alger Management that the same criteria for issuers of commercial paper are met. In addition, when purchasing variable rate master demand notes, Alger Management will consider the earning power, cash flows and other liquidity ratios of the issuers of the notes and will continuously monitor their financial status and ability to meet payment on demand. In the event an issuer of a variable rate master demand note were to default on its payment obligations, the Fund might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default.

Repurchase Agreements

Under the terms of a repurchase agreement, a Fund would acquire a high quality money market instrument for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase, and the Fund to resell, the instrument at an agreed price (including accrued interest) and time, thereby determining the yield during the Fund's holding period. Repurchase agreements may be seen to be loans by the Fund collateralized by the underlying instrument. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Fund's holding period and not necessarily related to the rate of return on the underlying instrument. The value of the underlying securities, including accrued interest, will be at least equal at all times to the total amount of the repurchase obligation, including interest. A Fund bears a risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Fund is delayed in or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the value of the collateral securities during the period in which the Fund seeks to assert these rights, the risk of incurring expenses associated with asserting these rights and the risk of losing all or part of the income from the agreement. Alger Management reviews the creditworthiness of those banks, dealers and clearing corporations with which the Funds enter into repurchase agreements to evaluate these risks and monitors on an ongoing basis the value of the securities subject to repurchase agreements to ensure that the value is maintained at the required level.

Firm Commitment Agreements and When-Issued Purchases

Firm commitment agreements and "when-issued" purchases call for the purchase of securities at an agreed price on a specified future date and would be used, for example, when a decline in the yield of securities of a given issuer is anticipated and a more advantageous yield may be obtained by committing currently to purchase securities to be issued later. When a Fund purchases a security under a firm commitment agreement or on a when-issued basis it assumes the risk of any decline in value of the security occurring between the date of the agreement or purchase and the settlement date of the transaction. The Fund will not use these transactions for leveraging purposes and, accordingly, will segregate cash or liquid securities in an amount sufficient at all times to meet its purchase obligations under these agreements.

Warrants and Rights

Each Fund may invest in warrants and rights. A warrant is a type of security that entitles the holder to buy a specified amount of common stock at a specified price, usually higher than the market price at the time of issuance, for a period of years or to perpetuity. In contrast, rights, which also represent the right to buy common shares, normally have a subscription price lower than the current market value of the common stock and a life of two to four weeks. Warrants are freely transferable and are traded on the major securities exchanges.

Restricted and Illiquid Securities

Each Fund may invest in restricted securities; i.e., securities which are subject to legal or contractual restrictions on their resale. These restrictions might prevent the sale of the securities at a time when a sale would otherwise be desirable. In order to sell securities that are not registered under the federal securities laws it may be necessary for a Fund to bear the expense of registration.

A Fund will not invest more than 15% of its net assets (10% of net assets with respect to International Growth Fund) in "illiquid" securities, which include restricted securities, securities for which there is no readily available market and repurchase agreements with maturities of greater than seven days; however, restricted securities that are determined by the Board of Trustees to be liquid are not subject to this limitation.

Each Fund may invest in restricted securities governed by Rule 144A under the Securities Act of 1933, as amended (the "Securities Act"). Rule 144A is designed to facilitate efficient trading of unregistered securities among institutional investors. Rule 144A permits the resale to qualified institutions of restricted securities that, when issued, were not of the same class as securities listed on a U.S. securities exchange or quoted on NASDAQ. In adopting Rule 144A, the SEC specifically stated that restricted securities traded under Rule 144A may be treated as liquid for purposes of investment limitations if the board of trustees (or the fund's adviser acting subject to the board's supervision) determines that the securities are in fact liquid. The Board of Trustees has delegated its responsibility to Alger Management to determine the liquidity of each restricted security purchased pursuant to Rule 144A, subject to the Board of Trustees' oversight and review. Examples of factors that will be taken into account in evaluating the liquidity of a Rule 144A security, both with respect to the initial purchase and on an ongoing basis, will include, among others: (1) the frequency of trades and quotes for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential purchasers; (3) dealer undertakings to make a market in the security; and (4) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer). If institutional trading in restricted securities were to decline to limited levels, the liquidity of the Fund could be adversely affected.

Short Sales

Each Fund may sell securities "short against the box." While a short sale is the sale of a security the Fund does not own, it is "against the box" if at all times when the short position is open the Fund owns an equal amount of the securities or securities convertible into, or exchangeable without further consideration for, securities of the same issue as the securities sold short. Short sale transactions have been subject to increased regulatory scrutiny in response to recent market events, including the imposition of restrictions on short-selling certain securities and reporting requirements. Regulatory authorities may from time to time impose restrictions that adversely affect the ability to borrow certain securities in connection with short sale transactions. Regulations imposed by the SEC, and the potential for further interventions by the SEC or other regulators, may discourage or impede short selling practices due to the increased economic, regulatory, compliance and disclosure obligations or risks that they present.

Lending of Fund Securities

Each Fund may lend securities to brokers, dealers and other financial organizations. The Funds will not lend securities to Alger Management or its affiliates. By lending its securities, a Fund can increase its income by continuing to receive interest or dividends on the loaned securities as well as by either investing the cash collateral in short-term securities or by earning income in the form of interest paid by the borrower when U.S. Government securities or letters of credit are used as collateral. Each Fund will adhere to the following conditions whenever its securities are loaned: (a) the Fund must receive at least 100 percent cash collateral or equivalent securities from the borrower; (b) the borrower must increase this collateral whenever the market value of the loaned securities including accrued interest exceeds the value of the collateral; (c) the Fund must be able to terminate the loan at any time; (d) the Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions on the loaned securities and any increase in market value; (e) the Fund may pay only reasonable custodian fees in connection with the loan; and (f) voting rights on the loaned securities may pass to the borrower; provided, however, that if a material event adversely affecting the investment occurs, the Funds' Board of Trustees must terminate the loan and regain the right to vote the securities.

A Fund bears a risk of loss in the event that the other party to a securities loan transaction defaults on its obligations and the Fund is delayed in or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the collateral securities during the period in which the Fund seeks to assert these rights, the risk of incurring expenses associated with asserting these rights and the risk of losing all or a part of the income from the transaction.

Foreign Securities

Each Fund may invest up to 20% of the value of its total assets in foreign securities, except that International Growth Fund may invest in foreign securities without limit. Foreign securities are securities issued by companies (i) that are organized under the laws of a foreign country; (ii) whose securities are primarily listed in a foreign country; or (iii) that have a majority of their assets, or derive more than 50% of their revenue or profits from business, investments, or sales, outside the United States. Foreign securities investments may be affected by changes in currency rates or exchange control regulations, changes in governmental administration or economic or monetary policy (in the United States and abroad) or changed circumstances in dealings between nations. Dividends paid by foreign issuers may be subject to withholding and other foreign taxes that may decrease the net return on these investments as compared to dividends paid to the Fund by domestic corporations. It should be noted that there may be less publicly available information about foreign issuers than about domestic issuers, and foreign issuers are not subject to uniform accounting, auditing and financial reporting standards and requirements comparable to those of domestic issuers. Securities of some foreign issuers are less liquid and more volatile than securities of comparable domestic issuers and foreign brokerage commissions are generally higher than in the United States. Foreign securities markets may also be less liquid, more volatile and less subject to government supervision than those in the United States. Investments in foreign countries could be affected by other factors not present in the United States, including expropriation, confiscatory taxation and potential difficulties in enforcing contractual obligations. Securities purchased on foreign exchanges may be held in custody by a foreign branch of a domestic bank.

The risks associated with investing in foreign securities are often heightened for investments in emerging markets countries. These heightened risks include: (i) greater risks of expropriation, confiscatory taxation, nationalization, and less social, political and economic stability; (ii) the small size of the markets for securities of emerging markets issuers and the currently low or nonexistent volume of trading, resulting in lack of liquidity and in price volatility; (iii) certain national policies which may restrict the Fund's investment opportunities including restrictions on investing in issuers or industries deemed sensitive to relevant national interests; and (iv) the absence of developed legal structures governing private or foreign investment and private property. A Fund's purchase and sale of portfolio securities in certain emerging markets countries may be constrained by limitations as to daily changes in the prices of listed securities, periodic trading or settlement volume and/or limitations on aggregate holdings of foreign investors. In certain cases, such limitations may be computed based upon the aggregate trading by or holdings of the Fund, Alger Management and its affiliates and its clients and other service providers. The Fund may not be able to sell securities in circumstances where price, trading or settlement volume limitations have been reached. These limitations may have a negative impact on a Fund's performance and may adversely affect the liquidity of the Fund's investment to the extent that it invests in certain emerging market countries. In addition, some emerging markets countries may have fixed or managed currencies which are not free-floating against the U.S. dollar. Further, certain emerging markets countries' currencies may not be internationally traded. Certain of these currencies have experienced volatility relative to the U.S. dollar. If a Fund does not hedge the U.S. dollar value of securities it owns denominated in currencies that are devalued, the Fund's net asset value will be adversely affected. If the Fund hedges the U.S. dollar value of securities it owns denominated in currencies that increase in value, the Fund will not benefit from the hedge it purchased and will lose the amount it paid for the hedge. Many emerging markets countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have adverse effects on the economies and securities markets of certain of these countries.

Each Fund may invest in the securities of foreign issuers in the form of American Depositary Receipts and American Depositary Shares (collectively, "ADRs") and Global Depositary Receipts and Global Depositary Shares (collectively, "GDRs") and other forms of depositary receipts. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a United States bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. GDRs are receipts issued outside the United States typically by non-United States banks and trust companies that evidence ownership of either foreign or domestic securities. Generally, ADRs in registered form are designed for use in the United States securities markets and GDRs in bearer form are designed for use outside the United States.

These securities may be purchased through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary. A depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities, and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities.

Foreign Debt Securities

The returns on foreign debt securities reflect interest rates and other market conditions prevailing in those countries. The relative performance of various countries' fixed-income markets historically has reflected wide variations relating to the unique characteristics of the country's economy. Year-to-year fluctuations in certain markets have been significant, and negative returns have been experienced in various markets from time to time.

The foreign government securities in which a Fund may invest generally consist of obligations issued or backed by national, state or provincial governments or similar political subdivisions or central banks in foreign countries. Foreign government securities also include debt obligations of supranational entities, which include international organizations designated or backed by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples include the International Bank for Reconstruction and Development (the "World Bank"), the Asian Development Bank and the Inter-American Development Bank.

Foreign government securities also include debt securities of "quasi-governmental agencies" and debt securities denominated in multinational currency units of an issuer (including supranational issuers). Debt securities of quasi-governmental agencies are issued by entities owned by either a national, state or equivalent government or are obligations of a political unit that is not backed by the national government's full faith and credit and general taxing powers.

Derivative Transactions

Each Fund may invest in, or enter into, derivatives for a variety of reasons, including to hedge certain market or interest rate risks, to provide a substitute for purchasing or selling particular securities or to increase potential returns. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. Examples of derivative instruments the Funds may use include, but are not limited to options contracts, futures contracts, and options on futures contracts. Derivatives may provide a cheaper, quicker or more specifically focused way for a Fund to invest than "traditional" securities would. Alger Management, however, may decide not to employ some or all of these strategies for a Fund and there is no assurance that any derivatives strategy used by the Fund will succeed.

Derivatives can be volatile and involve various types and degrees of risk, depending upon the characteristics of the particular derivative and the portfolio as a whole. Derivatives permit a Fund to increase or decrease the level of risk, or change the character of the risk, to which its portfolio is exposed in much the same way as the Fund can increase or decrease the level of risk, or change the character of the risk, of its portfolio by making investments in specific securities. However, derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in derivatives could have a large potential impact on a Fund's performance.

If a Fund invests in derivatives at inopportune times or judges market conditions incorrectly, such investments may lower the Fund's return or result in a loss. A Fund also could experience losses if its derivatives were poorly correlated with the underlying instruments or the Fund's other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

Each Fund, as permitted, may take advantage of opportunities in options and futures contracts and options on futures contracts and any other derivatives which are not presently contemplated for use by the Fund or which are not currently available but which may be developed, to the extent such opportunities are both consistent with the Fund's investment objective and legally permissible for the Fund. Before a Fund enters into such transactions or makes any such investment, the Fund will provide appropriate disclosure in its Prospectus or this Statement of Additional Information.

The Fund's Manager has claimed exclusion from the definition of a commodity pool operator under the Commodity Exchange Act and is not subject to registration or regulation as a commodity pool operator.

Options

Each Fund may purchase put and call options and sell (write) covered put and call options on securities and securities indexes to increase gain or to hedge against the risk of unfavorable price movements. The Funds may only buy or sell options that are listed on a national securities exchange.

A call option on a security is a contract that gives the holder of the option the right, in return for a premium paid, to buy from the writer (seller) of the call option the security underlying the option at a specified exercise price during the term of the option. The writer of the call option has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price during the option period. A put option on a security is a contract that, in return for the premium, gives the holder of the option the right to sell to the writer (seller) the underlying security at a specified price during the term of the option. The writer of the put, who receives the premium, has the obligation to buy the underlying security upon exercise at the exercise price during the option period.

A Fund will not sell options that are not covered. A call option written by a Fund on a security is "covered" if the Fund owns the underlying security covered by the call or has an absolute and immediate right to acquire that security without additional cash consideration (or for additional cash consideration held in a segregated account) upon conversion or exchange of other securities held in its portfolio. A call option is also covered if the Fund holds a call on the same security as the call written where the exercise price of the call held is (1) equal to or less than the exercise price of the call written or (2) greater than the exercise price of the call written if the difference is maintained by the Fund in cash or liquid securities in a segregated account. A put option is "covered" if the Fund maintains cash or liquid securities with a value equal to the exercise price in a segregated account, or else holds a put on the same security as the put written where the exercise price of the put held is equal to or greater than the exercise price of the put written.

If a Fund has written an option, it may terminate its obligation by effecting a closing purchase transaction. This is accomplished by purchasing an option of the same series as the option previously written. However, once the Fund has been assigned an exercise notice, the Fund will be unable to effect a closing purchase transaction. Similarly, if a Fund is the holder of an option it may liquidate its position by effecting a closing sale transaction.

This is accomplished by selling an option of the same series as the option previously purchased. There can be no assurance that either a closing purchase or sale transaction can be effected when the Fund so desires.

A Fund would realize a profit from a closing transaction if the price of the transaction were less than the premium received from writing the option or is more than the premium paid to purchase the option; the Fund would realize a loss from a closing transaction if the price of the transaction were more than the premium received from writing the option or less than the premium paid to purchase the option. Since call option prices generally reflect increases in the price of the underlying security, any loss resulting from the repurchase of a call option may also be wholly or partially offset by unrealized appreciation of the underlying security. Other principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price and price volatility of the underlying security and the time remaining until the expiration date.

An option position may be closed out only on an exchange which provides a secondary market for an option of the same series. There is no assurance that a liquid secondary market on an exchange will exist for any particular option. In such event it might not be possible to effect closing transactions in particular options, so that the Fund would have to exercise its option in order to realize any profit and would incur brokerage commissions upon the exercise of the options. If the Fund, as a covered call option writer, were unable to effect a closing purchase transaction in a secondary market, it would not be able to sell the underlying security until the option expired or it delivered the underlying security upon exercise or otherwise covered the position.

In addition to options on securities, the Funds may also purchase and sell call and put options on securities indexes. A stock index reflects in a single number the market value of many different stocks. Relative values are assigned to the stocks included in an index and the index fluctuates with changes in the market values of the stocks. The options give the holder the right to receive a cash settlement during the term of the option based on the difference between the exercise price and the value of the index. By writing a put or call option on a securities index, the Fund is obligated, in return for the premium received, to make delivery of this amount. The Fund may offset its position in stock index options prior to expiration by entering into a closing transaction on an exchange or it may let the option expire unexercised.

Use of options on securities indexes entails the risk that trading in the options may be interrupted if trading in certain securities included in the index is interrupted. A Fund will not purchase these options unless Alger Management is satisfied with the development, depth and liquidity of the market and Alger Management believes the options can be closed out.

Price movements in a Fund's securities may not correlate precisely with movements in the level of an index and, therefore, the use of options on indexes cannot serve as a complete hedge and would depend, in part, on the ability of Alger Management to predict correctly movements in the direction of the stock market generally or of a particular industry. Because options on securities indexes require settlement in cash, Alger Management might be forced to liquidate Fund securities to meet settlement obligations.

Although Alger Management will attempt to take appropriate measures to minimize the risks relating to any trading by the Funds in put and call options, there can be no assurance that a Fund will succeed in any option trading program it undertakes.

Stock Index Futures and Options on Stock Index Futures
(All Funds except International Growth Fund)

If a Fund utilizes these investments, it will do so only for hedging, not speculative, purposes. Futures are generally bought and sold on the commodities exchanges where they are listed with payment of initial and variation margin as described below. The sale of a futures contract creates a firm obligation by the Fund, as seller, to deliver to the buyer the net cash amount called for in the contract at a specific future time. Put options on futures might be purchased to protect against declines in the market values of securities occasioned by a decline in stock prices and securities index futures might be sold to protect against a general decline in the value of securities of the type that comprise the index. Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract and obligates the seller to deliver such position.

A stock index future obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. While incidental to its securities activities, a Fund may use index futures as a substitute for a comparable market position in the underlying securities.

If a Fund uses futures, or options thereon, for hedging, the risk of imperfect correlation will increase as the composition of the Fund varies from the composition of the stock index. In an effort to compensate for the imperfect correlation of movements in the price of the securities being hedged and movements in the price of the stock index futures, the Fund may, if it uses a hedging strategy, buy or sell stock index futures contracts in a greater or lesser dollar amount than the dollar amount of the securities being hedged if the historical volatility of the stock index futures has been less or greater than that of the securities. Such "over hedging" or "under hedging" may adversely affect the Fund's net investment results if market movements are not as anticipated when the hedge is established.

An option on a stock index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a stock index futures contract at a specified exercise price during the term of the option. A Fund would sell options on stock index futures contracts only as part of closing purchase transactions to terminate its options positions. No assurance can be given that such closing transactions could be effected or that there would be correlation between price movements in the options on stock index futures and price movements in the Fund's securities which were the subject of the hedge. In addition, any purchase by a Fund of such options would be based upon predictions as to anticipated market trends, which could prove to be inaccurate.

A Fund's use, if any, of stock index futures and options thereon will in all cases be consistent with applicable regulatory requirements and in particular the rules and regulations of the Commodity Futures Trading Commission and will be entered into only, if at all, for bona fide hedging, risk management or other portfolio management purposes. Typically, maintaining a futures contract or selling an option thereon will require the Fund to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the mark to market value of the contract fluctuates. The purchase of an option on stock index futures involves payment of a premium for the option without any further obligation on the part of the Fund. If the Fund exercises an option on a futures contract it will be obligated to post initial margin (and potential subsequent variation margin) for the resulting futures position just as it would for any position. Futures contracts and options thereon are generally settled by entering into an offsetting transaction but there can be no assurance that the position can be offset prior to settlement at an advantageous price, or that delivery will occur.

A Fund will not enter into a futures contract or related option (except for closing transactions) if, immediately thereafter, the sum of the amount of its initial margin and premiums on open futures contracts and options thereon would exceed 5% of the Fund's total assets (taken at current value); however, in the case of an option that is in-the-money at the time of the purchase, the in-the-money amount may be excluded in calculating the 5% limitation.

Synthetic Convertible Instruments

A "synthetic" convertible instrument combines separate securities that possess the economic characteristics similar to a convertible security, i.e., fixed-income securities ("fixed-income component," which may be a convertible or non-convertible security) and the right to acquire equity securities ("convertible component"). The fixed-income component is achieved by investing in fixed-income securities, including bonds, preferred stocks and money market instruments. The convertible component is achieved by investing in warrants or options to buy common stock at a certain exercise price, or options on a stock index. In establishing a synthetic convertible instrument, the Fund may also pool a basket of fixed-income securities and a basket of warrants or options that produce the economic characteristics similar to a convertible security. Within each basket of fixed-income securities and warrants or options, different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times. The Fund may also purchase synthetic convertible instruments created by other parties, typically investment banks, including convertible structured notes. Convertible structured notes are fixed-income debentures linked to equity. Convertible structured notes have the attributes of a convertible security; however, the investment bank that issued the convertible note assumes the credit risk associated with the investment, rather than the issuer of the underlying common stock into which the note is convertible. Purchasing synthetic convertible instruments may offer more flexibility than purchasing a convertible security. Different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times. The value of a synthetic convertible instrument will respond differently to market fluctuations than a convertible security because a synthetic convertible instrument is composed of two or more separate securities, each with its own market value. In addition, if the value of the underlying common stock or the level of the index involved in the convertible component falls below the exercise price of the warrant or option, the warrant or option may lose all value.

Borrowing

All of the Funds may borrow from banks for temporary or emergency purposes. In addition, Capital Appreciation Fund, SMid Cap Focus Fund, Small Cap Focus Fund, Health Sciences Fund and Alger 25 Fund may borrow money from banks and use it to purchase additional securities. This borrowing is known as leveraging. Leverage increases both investment opportunity and investment risk. If the investment gains on securities purchased with borrowed money exceed the interest paid on the borrowing, the net asset value of the Fund's shares will rise faster than would otherwise be the case. On the other hand, if the investment gains fail to cover the cost (including interest) of borrowings, or if there are losses, the net asset value of the Fund's shares will decrease faster than would otherwise be the case. A Fund is required to maintain continuous asset coverage of 300% of its borrowings. Maintaining asset coverage of 300% means that the Fund's liabilities may comprise up to a third of its assets. For example, if a Fund had $100 in total assets, and the Fund borrowed $50, the Fund's total assets would be $150, and its liabilities would be $50. The Fund would have 300% asset coverage. If such asset coverage should decline below 300% as a result of market fluctuations or other reasons, the Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time. Leveraging may exaggerate the effect on net asset value of any increase or decrease in the market value of the Fund's securities. Money borrowed for leveraging will be subject to interest costs which may or may not be recovered by appreciation of the securities purchased; in certain cases, interest costs may exceed the return received on the securities purchased. The Fund also may be required to maintain minimum average balances in connection with such borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

Interfund Loans

The SEC has granted an exemption permitting the funds advised by Alger Management to participate in an interfund lending program. This program allows the funds to borrow money from and lend money to each other for temporary or emergency purposes. To the extent permitted under its investment restrictions, each fund may lend uninvested cash in an amount up to 15% of its net assets to other funds, and each fund may borrow in an amount up to 10% of its net assets from other funds. If a fund has borrowed from other funds and has aggregate borrowings from all sources that exceed 10% of the fund's total assets, such fund will secure all of its loans from other funds. The ability of the fund to lend cash to or borrow cash from other funds is subject to certain other terms and conditions. The Trust's Board of Trustees is responsible for overseeing the Trust's participation in the interfund lending program.

Exchange-Traded Funds
(Capital Appreciation Fund, Mid Cap Growth Fund, SMid Cap Focus Fund, Small Cap Growth Fund, Small Cap Focus Fund, Health Sciences Fund, Growth & Income Fund and Alger 25 Fund)

To the extent otherwise consistent with their investment policies and applicable law, these Funds may invest in "exchange-traded funds" (ETFs), registered investment companies whose shares are listed on a national stock exchange. ETFs, which may be unit investment trusts or mutual funds, typically hold portfolios of securities designed to track the performance of various broad securities indexes or sectors of such indexes. ETFs thus provide another means, in addition to futures and options on indexes, of creating or hedging securities index exposure in these Funds' investment strategies. ETFs are listed on exchanges and trade in the secondary market on a per-share basis.

The values of ETFs are subject to change as the values of their respective component securities or commodities fluctuate according to market volatility. Investments in ETFs that are designed to correspond to an equity index involve certain inherent risks generally associated with investments in a portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of ETFs held by a Fund. Similarly, investments in ETFs that are designed to correspond to commodity returns involve certain inherent risks generally associated with investment in commodities. Moreover, investments in ETFs may not exactly match the performance of a direct investment in the respective indexes to which they are intended to correspond due to the temporary unavailability of certain index securities in the secondary market or other extraordinary circumstances, such as discrepancies with respect to the weighting of securities. When a Fund invests in an ETF, in addition to the investment advisory fee the investor pays to the Fund, the Fund pays a management fee with respect to the assets invested in the ETF.

Master Limited Partnerships

Each Fund may invest in Master Limited Partnerships ("MLP"). An MLP is a publicly traded company organized as a limited partnership or limited liability company and treated as a partnership for federal income tax purposes. MLPs generally have two classes of owners, the general partner and limited partners. The general partner typically controls the partnership's operations and management. The Funds may purchase publicly traded common units issued to limited partners of MLPs. MLPs combine the tax advantages of a partnership with the liquidity of a publicly traded stock. MLP income is generally not subject to entity-level tax; rather, its income, gain or losses pass through to common unitholders. The value of an MLP generally fluctuates predominantly based on prevailing market conditions and the success of the MLP. Investments held by MLPs may be relatively illiquid, and MLPs themselves may trade infrequently and in limited volume. MLPs involve the risks related to their underlying assets, and risks associated with pooled investment vehicles.

Venture Capital and Private Equity Investments

A Fund may identify investment opportunities that are not yet available in the public markets and that are accessible only through private equity investments. To capitalize on such opportunities, the Fund may invest in venture capital or private equity funds, direct private equity investments and other investments that Alger Management determines to have limited liquidity ("Special Investment Opportunities"). There may be no trading market for Special Investment Opportunities, and the sale or transfer of such securities may be limited or prohibited by contract or legal requirements, or may be dependent on an exit strategy, such as an IPO or the sale of a business, which may not occur, or may be dependent on managerial assistance provided by other investors and their willingness to provide additional financial support. Positions in Special Investment Opportunities may be able to be liquidated, if at all, only at disadvantageous prices. As a result, a Fund that holds such positions may be required to do so for several years, if not longer, regardless of adverse price movements. Investment in Special Investment Opportunities may cause a Fund to be less liquid than would otherwise be the case.

Cyber Security Risk

With the increasing use of the internet and technology in connection with Fund operations, the Funds and their service providers are susceptible to greater operational and information security risks through breaches of cyber security. Cyber security breaches include stealing or corrupting data maintained online or digitally, "denial of service" attacks on websites, the unauthorized monitoring, misuse, loss, destruction or corruption of confidential information, unauthorized access to systems, compromises to networks or devices that the Funds and their service providers use to service Fund operations, and operational disruption or failures in the physical infrastructure or operating systems that support the Funds and their service providers. Cyber security breaches affecting a Fund or any of the Fund's intermediaries or service providers may adversely impact the Fund and its shareholders, potentially resulting in financial losses or the inability of Fund shareholders to transact business. For instance, cyber security breaches may interfere with the processing of shareholder transactions, impact a Fund's ability to calculate NAVs, cause the release of private shareholder information or confidential business information, impede trading, subject the Funds to regulatory fines or financial losses and/or cause reputational damage. The Funds may also incur additional costs for cyber security risk management purposes designed to mitigate or prevent the risk of cyber security breaches. Such costs may be ongoing because threats of cyber attacks are constantly evolving. Issuers of securities in which the Funds invest are also subject to similar cyber security risks, which could result in material adverse consequences for such issuers, and may cause the Fund's investment in such companies to lose value. There can be no assurance that the Funds or their service providers, or the issuers of the securities in which the Funds invest, will not suffer losses relating to cyber security breaches in the future.

Investment Restrictions

The investment restrictions numbered 1 through 8 below have been adopted by the Trust with respect to each of the Funds other than International Growth Fund as fundamental policies. Under the Investment Company Act of 1940, as amended (the "Act"), a "fundamental" policy may not be changed without the vote of a "majority of the outstanding voting securities" of the Fund, which is defined in the Act as the lesser of (a) 67% or more of the shares present at a Fund meeting if the holders of more than 50% of the outstanding shares of the Fund are present or represented by proxy or (b) more than 50% of the outstanding shares. Other than International Growth Fund, each of the Funds' investment objectives is a non-fundamental policy, which may be changed by the Board of Trustees at any time. For each Fund:

1. Except as otherwise permitted by the Act (which currently limits borrowing to no more than 33 1/3% of the value of the Fund's total assets), or interpretations or modifications by, or exemptive or other relief from, the SEC or other authority with appropriate jurisdiction, and disclosed to investors, the Fund may not borrow money.

2. Except as otherwise permitted by the Act, or interpretations or modifications by, or exemptive or other relief from, the SEC or other authority with appropriate jurisdiction, and disclosed to investors, the Fund may not act as an underwriter of securities of other issuers, except to the extent the Fund may be deemed an underwriter under the Securities Act by virtue of disposing of portfolio securities.

3. Except as otherwise permitted by the Act, or interpretations or modifications by, or exemptive or other relief from, the SEC or other authority with appropriate jurisdiction, and disclosed to investors, the Fund may not lend any securities or make loans to others. For purposes of this investment restriction, the purchase of debt obligations (including acquisitions of loans, loan participations or other forms of debt instruments) and the entry into repurchase agreements shall not constitute loans by the Fund.

4. Except as otherwise permitted by the Act, or interpretations or modifications by, or exemptive or other relief from, the SEC or other authority with appropriate jurisdiction, and disclosed to investors, the Fund may not issue any senior security (as such term is defined in Section 18(f) of the Act), except insofar as the Fund may be deemed to have issued a senior security by reason of borrowing money in accordance with the Fund's borrowing policies. For purposes of this investment restriction, collateral, escrow, or margin or other deposits with respect to the making of short sales, the purchase or sale of futures contracts or options, purchase or sale of forward foreign currency contracts, and the writing of options on securities are not deemed to be an issuance of a senior security.

5. Except as otherwise permitted by the Act, or interpretations or modifications by, or exemptive or other relief from, the SEC or other authority with appropriate jurisdiction, and disclosed to investors, the Fund may not purchase, hold or deal in real estate, but the Fund may purchase and sell securities that are secured by real estate or issued by companies that invest or deal in real estate or real estate investment trusts and may acquire and hold real estate or interests therein through exercising rights or remedies with regard to such securities.

6. Except as otherwise permitted by the Act, or interpretations or modifications by, or exemptive or other relief from, the SEC or other authority with appropriate jurisdiction, and disclosed to investors, the Fund may not invest in physical commodities or physical commodities contracts, except that the Fund may purchase and sell options, forward contracts, futures contracts, including those related to indices, and options on futures contracts or indices and enter into swap agreements and other derivative instruments.

7. All Funds except Health Sciences Fund and Small Cap Focus Fund:

Except as otherwise permitted by the Act, or interpretations or modifications by, or exemptive or other relief from, the SEC or other authority with appropriate jurisdiction, and disclosed to investors, the Fund may not invest more than 25% of the value of its total assets in the securities of issuers in any single industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or as otherwise permitted by the SEC.

Health Sciences Fund:

Except as otherwise permitted by the Act, or interpretations or modifications by, or exemptive or other relief from, the SEC or other authority with appropriate jurisdiction, and disclosed to investors, the Fund may not invest more than 25% of the value of its total assets in the securities of issuers in any single industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or as otherwise permitted by the SEC; and provided that the Fund will invest in the securities of issuers in the health sciences sector, and the group of industries that make up the health sciences sector, without limit, as contemplated by its investment strategy.

Small Cap Focus Fund:

Except as otherwise permitted by the Act, or interpretations or modifications by, or exemptive or other relief from, the SEC or other authority with appropriate jurisdiction, and disclosed to investors, the Fund may not invest more than 25% of the value of its total assets in the securities of issuers in any single industry, except that this limitation will not be applicable to the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities or as otherwise permitted by the SEC, and provided that the Fund will invest at least 25% of its total assets in technology companies focused in the fields of medicine and information. For this purpose, technology companies are defined as companies engaged in the following industries: information technology services; biotechnology; health care technology; communications equipment; electronic equipment, instruments and components; health care equipment and supplies; internet software and services; life sciences tools and services; software; health care providers and services; technology hardware, storage and peripherals; pharmaceuticals; and semiconductors and semiconductor equipment.

8.  Except as otherwise permitted by the Act, or interpretations or modifications by, or exemptive or other relief from, the SEC or other authority with appropriate jurisdiction, and disclosed to investors, the Fund may not (a) invest more than 5% of its assets in the obligations of any single issuer, except that up to 25% of the value of the Fund's total assets may be invested, and securities issued or guaranteed by the U.S. Government, or its agencies or instrumentalities and securities of other investment companies may be purchased, without regard to any such limitation, nor (b) hold more than 10% of the outstanding voting securities of any single issuer (this restriction applies only with respect to 75% of the Fund's total assets).

The investment policies adopted by the Trust prohibit International Growth Fund, except as otherwise noted, from:

1. Purchasing the securities of any issuer, other than U.S. Government securities, if as a result more than five percent of the value of the Fund's total assets would be invested in the securities of the issuer, except that up to 25 percent of the value of the Fund's total assets may be invested without regard to this limitation.

2. Purchasing more than 10 percent of the outstanding voting securities of any one issuer or more than 10 percent of the outstanding voting securities of any class of any one issuer. This limitation shall not apply to investments in U.S. Government securities.

3. Selling securities short or purchasing securities on margin, except that the Fund may obtain any short-term credit necessary for the clearance of purchases and sales of securities. These restrictions shall not apply to transactions involving selling securities "short against the box."

4. Borrowing money, except that the Fund may borrow for temporary or emergency purposes including the meeting of redemption requests that might otherwise require the untimely disposition of securities, in an amount not exceeding 10 percent of the value of the Fund's total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. Whenever borrowings exceed five percent of the value of the Fund's total assets, the Fund will not make any additional investments. Immediately after any borrowing, including reverse repurchase agreements, the Fund will maintain asset coverage of not less than 300 percent with respect to all borrowings.

5. Pledging, hypothecating, mortgaging or otherwise encumbering more than 10 percent of the value of the Fund's total assets. These restrictions shall not apply to transactions involving reverse repurchase agreements or the purchase of securities subject to firm commitment agreements or on a when-issued basis.

6. Issuing senior securities, except in connection with borrowings permitted under restriction 4.

7. Underwriting the securities of other issuers, except insofar as the Fund may be deemed to be an underwriter under the Securities Act by virtue of disposing of portfolio securities.

8. Making loans to others, except through purchasing qualified debt obligations, lending portfolio securities or entering into repurchase agreements.

9. Investing in securities of other investment companies, except as they may be acquired as part of a merger, consolidation, reorganization, acquisition of assets or offer of exchange.

10. Purchasing any securities that would cause more than 25 percent of the value of the Fund's total assets to be invested in the securities of issuers conducting their principal business activities in the same industry; provided that there shall be no limit on the purchase of U.S. Government securities.

11. Investing in commodities.

12. Investing more than 10 percent of its net assets in securities which are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market.

13. Purchasing or selling real estate or real estate limited partnerships, except that the Fund may purchase and sell securities secured by real estate, mortgages or interests therein and securities that are issued by companies that invest or deal in real estate.

Except in the case of the percentage limitation set forth in Investment Restriction No. 1 and as may be stated otherwise, the percentage limitations contained in the foregoing restrictions and in the Funds' other investment policies apply at the time of the purchase of the securities and a later increase or decrease in percentage resulting from a change in the values of the securities or in the amount of the Fund's assets will not constitute a violation of the restriction. With respect to the percentage limitation set forth in Investment Restriction No. 1, however, if borrowings exceed 33 1/3% of the value of the Fund's total assets as a result of a change in values or assets, the Fund must take steps to reduce such borrowings within three days (not including Sundays and holidays) thereafter at least to the extent of such excess.

PORTFOLIO TRANSACTIONS

Decisions to buy and sell securities and other financial instruments for a Fund are made by Alger Management, which also is responsible for placing these transactions, subject to the overall review of the Trust's Board of Trustees. Although investment requirements for each Fund are reviewed independently from those of the other accounts managed by Alger Management and those of the other Funds, investments of the type the Funds may make may also be made by these other accounts or Funds. When a Fund and one or more other Funds or other accounts managed by Alger Management are prepared to invest in, or desire to dispose of, the same security or other financial instrument, available investments or opportunities for sales will be allocated in a manner believed by Alger Management to be equitable to each. In some cases, this procedure may affect adversely the price paid or received by a Fund or the size of the position obtained or disposed of by a Fund.

Transactions in equity securities are in most cases effected on U. S. and foreign stock exchanges or in over-the-counter markets and involve the payment of negotiated brokerage commissions. Where there is no stated commission, as in the case of certain securities traded in the over-the-counter markets, the prices of those securities include undisclosed commissions or mark-ups. Purchases and sales of money market instruments and debt securities usually are principal transactions. These securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. The cost of securities purchased from underwriters includes an underwriting commission or concession and the prices at which securities are purchased from and sold to dealers include a dealer's mark-up or mark-down. U. S. Government securities are generally purchased from underwriters or dealers, although certain newly-issued U. S. Government securities may be purchased directly from the U. S. Treasury or from the issuing agency or instrumentality.

In Alger Management's view, companies are organic entities that continuously undergo changes in response to, among other things, economic, market, environmental, technological, political and managerial factors. Generally, securities will be purchased for capital appreciation. As a result, the Funds may dispose of securities without regard to the time they have been held when such action, for defensive or other purposes, appears advisable. Moreover, it is Alger Management's philosophy to pursue the Funds' investment objectives by managing these Funds actively, which may result in high portfolio turnover. Increased portfolio turnover will have the effect of increasing a Fund's brokerage and custodial expenses. To the extent consistent with applicable provisions of the Act and the rules and exemptions adopted by the SEC thereunder, as well as other regulatory requirements, the Trust's Board of Trustees has determined that Fund portfolio transactions will generally be executed through Fred Alger & Company, Incorporated ("Alger Inc." or the "Distributor"), a registered broker-dealer, if, in the judgment of Alger Management, the use of Alger Inc. is likely to result in price and execution at least as favorable as those of other qualified broker-dealers and if, in particular transactions, Alger Inc. charges the Fund involved a rate consistent with that which other broker-dealers charge to comparable unaffiliated customers in similar transactions. Over-the-counter purchases and sales are transacted directly with principal market makers except in cases in which better prices and executions may be obtained elsewhere. Principal transactions are not entered into with affiliates of the Fund except pursuant to exemptive rules or orders adopted by the SEC.

In selecting brokers or dealers to execute portfolio transactions on behalf of a Fund, Alger Management seeks the best overall terms available. In assessing the best overall terms available for any transaction, Alger Management will consider the factors it deems relevant, including the breadth of the market in the investment, the price of the investment, the financial condition and execution capability of the broker or dealer and the reasonableness of the commission, if any, for the specific transaction and on a continuing basis. In addition, Alger Management is authorized, in selecting parties to execute a particular transaction and in evaluating the best overall terms available, to consider the brokerage and research services, as those terms are defined in Section 28(e) of the Securities Exchange Act of 1934, as amended, provided to the Fund involved, the other Funds and/or other accounts over which Alger Management or its affiliates exercise investment discretion to the extent permitted by law. Alger Management's fees under its agreements with the Funds are not reduced by reason of its receiving brokerage and research services. The Board of Trustees will periodically review the commissions paid by the Funds to determine if the commissions paid over representative periods of time are reasonable in relation to the benefits inuring to the Funds. The commissions paid to Alger Inc. during the fiscal years ended October 31, 2015, 2016, and 2017 are listed in the table below. Neither Alger Inc. nor its affiliates engage in principal transactions with the Funds and, accordingly, received no compensation in connection with securities purchased or sold in that manner, which include securities traded in the over-the-counter markets, money market investments and most debt securities.

Broker Commissions Paid for 2015

		Paid to Alger Inc.			Soft Dollar Transactions
	Total Paid by the Fund	Dollar Amount Paid to Alger Inc.	% of Brokerage Commissions Paid to Alger Inc.	% of Dollar Amount of Transactions Effected through Alger Inc.	Value of Transactions	Commissions
Capital Appreciation Fund	$3,222,715	$840,685	26%	24%	$905,844,266	$619,451
International Growth Fund	815,254	22,133	3%	5%	22,173,569	22,932
Mid Cap Growth Fund	383,557	72,664	19%	20%	61,404,900	50,757
SMid Cap Focus Fund	1,915,592	352,527	18%	17%	239,716,727	233,188
Small Cap Growth Fund	595,909	89,422	15%	16%	76,675,147	85,450
Small Cap Focus Fund	153,599	16,145	11%	11%	17,190,745	16,718
Health Sciences Fund	434,592	113,295	26%	25%	80,877,726	73,537
Growth & Income Fund	15,883	8,226	52%	56%	533,487	112
	$7,537,101	$1,515,097	20%	21%	$1,404,416,567	$1,102,145

Broker Commissions Paid for 2016

		Paid to Alger Inc.			Soft Dollar Transactions
	Total Paid by the Fund	Dollar Amount Paid to Alger Inc.	% of Brokerage Commissions Paid to Alger Inc.	% of Dollar Amount of Transactions Effected through Alger Inc.	Value of Transactions	Commissions
Capital Appreciation Fund	$2,750,736	$708,048	26%	23%	$904,504,383	$584,409
International Growth Fund	904,944	6,171	1%	1%	42,656,794	27,320
Mid Cap Growth Fund	256,505	35,002	14%	13%	85,739,168	74,486
SMid Cap Focus Fund	1,072,694	180,340	17%	16%	258,761,584	271,184
Small Cap Growth Fund	183,144	22,242	12%	11%	32,375,605	45,247
Small Cap Focus Fund	255,742	15,981	6%	8%	48,199,732	48,847
Health Sciences Fund	264,758	29,465	11%	14%	57,578,986	51,272
Growth & Income Fund	12,337	2,391	19%	30%	3,831,059	3,248
	$5,700,860	$999,640	18%	19%	$1,433,647,311	$1,106,013

Broker Commissions Paid for 2017

		Paid to Alger Inc.			Soft Dollar Transactions
	Total Paid by the Fund	Dollar Amount	% of Brokerage Commissions Paid to Alger Inc.	% of Dollar Amount of Transaction Effected through Alger Inc.	Value of Transactions	Commissions
Capital Appreciation Fund	$1,746,757	$327,823	19%	19%	$1,336,050,327	$672,728
International Growth Fund	779,647	5,148	1%	3%	19,480,200	7,621
Mid Cap Growth Fund	309,979	63,450	20%	22%	134,491,434	93,936
SMid Cap Focus Fund	432,994	52,035	12%	8%	92,551,673	84,645
Small Cap Growth Fund	84,006	7,174	9%	9%	17,556,460	22,104
Small Cap Focus Fund	504,226	79,795	16%	11%	163,743,692	143,111
Health Sciences Fund	196,475	20,576	10%	15%	75,113,328	57,066
Growth & Income Fund	10,486	4,573	44%	39%	4,763,504	3,487
	$4,064,570	$560,574	14%	16%	$1,843,750,618	$1,084,698

Disclosure of Portfolio Holdings

The Board of Trustees has adopted policies and procedures relating to disclosure of the Funds' portfolio securities. These policies and procedures recognize that there may be legitimate business reasons for holdings to be disclosed and seek to balance those interests to protect the proprietary nature of the trading strategies and implementation thereof by the Funds.

Generally, the policies prohibit the release of information concerning portfolio holdings which have not previously been made public to individual investors, institutional investors, intermediaries that distribute the Funds' shares and other parties which are not employed by the Manager or its affiliates except when the legitimate business purposes for selective disclosure and other conditions (designed to protect the Funds) are acceptable.

The Funds make their full holdings available semi-annually in shareholder reports filed on Form N-CSR and after the first and third fiscal quarters in regulatory filings on Form N-Q. These shareholder reports and regulatory filings are filed with the SEC, as required by federal securities laws, and are generally available within sixty (60) days of the end of the Funds' fiscal quarter.

In addition, the Funds make publicly available their respective month-end top 10 holdings with a 10 day lag and their month-end full portfolios with a 60 day lag on their website www.alger.com and through other marketing communications (including printed advertising/sales literature and/or shareholder telephone customer service centers). No compensation or other consideration is received for the non-public disclosure of portfolio holdings information.

In accordance with the foregoing, the Funds provide portfolio holdings information to third parties including financial intermediaries and service providers who need access to this information in the performance of their services and are subject to duties of confidentiality (1) imposed by law, including a duty not to trade on non-public information, and/or (2) pursuant to an agreement that confidential information is not to be disclosed or used (including trading on such information) other than as required by law. This agreement must be approved by the Funds' Chief Compliance Officer, President, Secretary or Assistant Secretary.

The Board of Trustees periodically reviews a report disclosing the third parties to whom each Fund's holdings information has been disclosed and the purpose for such disclosure, and it considers whether or not the release of information to such third parties is in the best interest of the Fund and its shareholders.

In addition to material the Funds routinely provide to shareholders, the Manager may, upon request, make additional statistical information available regarding the Alger Family of Funds. Such information will include, but not be limited to, relative weightings and characteristics of a Fund portfolio versus its peers or an index (such as P/E (or price to book) ratio, EPS forecasts, alpha, beta, capture ratio, standard deviation, Sharpe ratio, information ratio, R-squared, and market cap analysis), security specific impact on overall portfolio performance, return on equity statistics, geographic analysis, number of holdings, month-end top ten contributors to and detractors from performance, breakdown of High Unit Volume Growth holdings vs. Positive Lifecycle Change holdings, portfolio turnover, and requests of a similar nature. Please contact the Funds at (800) 992-3863 to obtain such information.

The Trust provides its portfolio holdings on a daily basis, with no lag, to each of Abel Noser, Bloomberg, Factset, JP Morgan Chase & Co., Lipper, Standard & Poor's, Thomson Reuters, and Zacks Research. The Trust has ongoing arrangements to provide its portfolio holdings to Callan Associates, Fascet, InsiderScore, Mercer Investment Consulting, Oppenheimer, RBC Capital Markets, Renaissance Macro, Seismic, Synergy Capital Management, and Wilshire. Neither the Trust nor any other person is directly compensated for such disclosure, although certain persons receiving such disclosure may be investors in one or more Funds and may therefore be subject to fees applicable to all shareholders. Alger Management also manages accounts for individuals and institutions. Holders of these accounts may own many of the same securities as a Fund, and therefore may be generally aware of the portfolio holdings of a Fund.

NET ASSET VALUE

The price of one share of a class is based on its "net asset value." The net asset value is computed by adding the value of the Fund's investments plus cash and other assets allocable to the class, deducting applicable liabilities and then dividing the result by the number of shares of the class outstanding. The net asset value of a share of a given class may differ from that of one or more other classes of the Fund. Net asset value is calculated as of the close of business (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange ("NYSE") is open.

Purchases of shares will be based upon the next net asset value calculated for each class after your order is received and accepted by the Transfer Agent or other designated intermediary. If your purchase is made by check, wire or exchange and is received by the close of business of the NYSE (normally 4:00 p.m. Eastern time), your account will be credited on the day of receipt. If your purchase is received after such time, it will be credited the next business day.

The NYSE is generally open on each Monday through Friday, except New Year's Day, Martin Luther King, Jr. Day (the third Monday in January), Presidents' Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), Independence Day, Labor Day (the first Monday in September), Thanksgiving Day (the fourth Thursday in November) and Christmas Day.

The assets of the Funds are generally valued on the basis of market quotations. Securities for which such information is readily available are valued at the last reported sales price or, in the absence of reported sales, at a price within the bid and asked price or the official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the absence of a recent bid or asked price, the equivalent as obtained from one or more of the major market makers for the securities to be valued may be used. Other investments and other assets, including restricted securities and securities for which market quotations are not readily available, are valued at fair value under procedures approved by the Board of Trustees. Short-term securities with maturities of 60 days or less are valued at amortized cost, as described below, which constitutes fair value as determined by the Board of Trustees.

Securities in which the Funds invest may be traded in markets that close before the close of the NYSE. Developments that occur between the close of these markets (generally foreign markets) and the close of the NYSE (normally 4:00 p.m. Eastern time) may result in adjustments to the closing prices to reflect what the investment manager, pursuant to policies established by the Board of Trustees, believes to be fair values of these securities as of the close of the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the Funds are open.

The valuation of money market instruments with maturities of 60 days or less held by the Funds is based on their amortized cost which does not take into account unrealized capital gains or losses. Amortized cost valuation involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. Although this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Fund would receive if it sold the instrument.

CLASSES OF SHARES

The classes of shares offered by each Fund are listed on the cover page of this Statement of Additional Information. Class I, Class P, Class Y and Class Z Shares are generally offered only to institutional investors, in a separate prospectus. Class A Shares are generally subject to a front-end load, and Class B and Class C Shares are generally subject to a contingent deferred sales charge ("CDSC"). Class I, Class P, Class Y and Class Z Shares are not subject to a sales charge of either kind. Each of these classes of Shares other than Class P, Class Y and Class Z Shares is subject to distribution and/or service fees.

From time to time, Alger Inc. may reallow to brokers or financial intermediaries all or substantially all of the initial sales charge on Class A Shares. To the extent that it does so, such persons may be deemed to be underwriters of the Fund as defined in the Securities Act.

Current total return figures may be obtained by calling Alger Funds at 800-992-3863 or on the Funds' website at www.alger.com.

Conversion of Class B Shares

Class B Shares will automatically convert to Class A Shares eight years after the end of the calendar month in which the order to purchase was accepted and will thereafter not be subject to the original class's distribution and/or service fees. The conversion will be completed on the basis of the relative net asset values per share without the imposition of any sales charge, fee or other charge. At conversion, a proportionate amount of shares representing reinvested dividends and reinvested capital gains will also be converted into Class A Shares.

PURCHASES

Shares of the Funds are offered continuously by the Trust and are distributed on a best efforts basis by Alger Inc. as principal underwriter for the Funds pursuant to a distribution agreement (the "Distribution Agreement"). Under the Distribution Agreement, Alger Inc. bears all selling expenses, including the costs of advertising and of printing prospectuses and distributing them to prospective shareholders.

The Funds do not accept cash or cash equivalents for share purchases. Third-party checks will not be honored except in the case of employer-sponsored retirement plans. You will be charged a fee for any check returned by your bank.

Orders received by the Trust's transfer agent or other designated intermediary are effected on days on which the NYSE is open for trading. For orders received before the close of regular trading on the NYSE, purchases and redemptions of the shares of each Fund are effected at the respective net asset values per share determined as of the close of regular trading on the NYSE on that same day. Orders received after the close of regular trading on the NYSE are effected at the next calculated net asset value. See "Net Asset Value." All orders for the purchase of shares are subject to acceptance or rejection by the Trust. Payment for redemptions will be made by the Trust's transfer agent on behalf of the Trust and the relevant Funds within seven days after the request is received.

Investors may exchange stock of companies acceptable to Alger Management for shares of the Funds with a minimum of 100 shares of each company generally being required. The Trust believes such exchange provides a means by which holders of certain securities may invest in the Funds without the expense of selling the securities in the open market. The investor should furnish, either in writing or by telephone, to Alger Management a list with a full and exact description of all securities proposed for exchange. Alger Management will then notify the investor as to whether the securities are acceptable and, if so, will send a letter of transmittal to be completed and signed by the investor. Alger Management has the right to reject all or any part of the securities offered for exchange. The securities must then be sent in proper form for transfer with the letter of transmittal to the Custodian of the Fund's assets. The investor must certify that there are no legal or contractual restrictions on the free transfer and sale of the securities. Upon receipt by the Custodian, the securities will be valued as of the close of business on the day of receipt in the same manner as the Fund's securities are valued each day. Shares of the Fund having an equal net asset value as of the close of the same day will be registered in the investor's name. Applicable sales charges, if any, will apply, but there is no charge for making the exchange and no brokerage commission on the securities accepted, although applicable stock transfer taxes, if any, may be deducted. The exchange of securities by the investor pursuant to this offer may constitute a taxable transaction and may result in a gain or loss for federal income tax purposes. The tax treatment experienced by investors may vary depending upon individual circumstances. Each investor should consult a tax adviser to determine federal, state and local tax consequences.

Confirmations and Account Statements

All of your transactions through the Transfer Agent, DST Asset Manager Solutions, Inc., will be confirmed on separate written transaction confirmations (other than Automatic Investment Plan transactions) and on periodic account statements. You should promptly and carefully review the transaction confirmations and periodic statements provided to you and notify the Transfer Agent in writing of any discrepancy or unauthorized account activity. Any information contained on transaction confirmations and account statements will be conclusive unless you notify the Transfer Agent of an apparent discrepancy or unauthorized account activity within ten (10) business days after the information is transmitted to you.

Distribution Plans

As stated in the Prospectus, in connection with the distribution and shareholder servicing activities of Alger Inc. in respect of the Funds' Class A, B, C and I Shares, respectively, the Trust has adopted plans (each a "Plan") pursuant to Rule 12b-1 under the Act. Under the Class B and C Plans, a portion of the distribution fee paid to Alger Inc. by the Trust under a Plan, sometimes described as an "asset-based sales charge," allows investors to buy shares with little or no initial sales charge while allowing Alger Inc. to compensate dealers that sell Class B or C shares of the Funds. Typically, Alger Inc., in its discretion or pursuant to dealer agreements, pays sales commissions of up to 4% of the amount invested in Class B Shares and up to 1% of the amount invested in Class C Shares, and pays the asset-based sales charge as an ongoing commission to dealers on Class C Shares that have been outstanding for more than a year. For Class B Shares, Alger Inc. retains the asset-based sales charge to recoup the sales commissions and other sales-related expenses its pays. For Class C Shares, the asset-based sales charge is retained by Alger Inc. in the first year after purchase; in subsequent years, all or a portion of it typically is paid to the dealers who sold the Class C Shares. In some cases, the selling dealer is Alger Inc. Shareholders of each share class of each Fund adopted a Plan, or approved an amendment to their classes' Plan, between January and September of 2007, or when the class commenced operations, if later.

Each Plan authorizes the Trust to pay Alger Inc., on behalf of each Fund, a shareholder servicing fee computed at an annual rate of up to 0.25% of the average daily net assets allocable to the Class A, Class B, Class C and Class I Shares, as the case may be, of the Fund, and such fee shall be charged only to that class. The shareholder servicing fee is used by Alger Inc. to provide compensation for ongoing servicing and/or maintenance of shareholder accounts and to cover an allocable portion of overhead and other Alger Inc. and selected dealer office expenses related to the servicing and/or maintenance of shareholder accounts. Compensation will be paid by Alger Inc. to persons, including Alger Inc. employees, who respond to inquiries of shareholders of the Fund regarding their ownership of shares or their accounts with the Fund or who provide other similar services not otherwise required to be provided by the Fund's Manager, Transfer Agent or other agent of the Fund.

Pursuant to the Plan for Class C Shares, each Fund pays an annual fee of 1.00% of its Class C Shares' average daily net assets to Alger Inc. In addition to the 0.25% shareholder servicing fee, Alger Inc. is paid a 0.75% fee for providing distribution services including, but not limited to, organizing and conducting sales seminars, advertising programs, payment of finders' fees, printing of prospectuses and SAIs and reports for potential investors, preparation and distribution of advertising material and sales literature, overhead, supplemental payments to dealers and other institutions as asset-based charges or as payments of commissions, and the costs of administering the Plan.

During the fiscal year ended October 31, 2017, the Funds paid Alger Inc. for distribution services under the provisions of the Class A Plan, as follows:

Fund	Fees Paid
Capital Appreciation Fund	$3,529,805
International Growth Fund	273,570
Mid Cap Growth Fund	315,151
SMid Cap Focus Fund	190,496
Small Cap Growth Fund	235,889

Fund	Fees Paid
Small Cap Focus Fund	$123,117
Health Sciences Fund	208,938
Growth & Income Fund	175,147

During the fiscal year ended October 31, 2017, the Funds paid Alger Inc. for distribution services under the provisions of the Class C Plan, as follows:

Fund	Fees Paid
Capital Appreciation Fund	$2,979,811
International Growth Fund	131,611
Mid Cap Growth Fund	174,405
SMid Cap Focus Fund	296,576
Small Cap Growth Fund	83,155
Small Cap Focus Fund	331,034
Health Sciences Fund	314,134
Growth & Income Fund	225,906

During the fiscal year ended October 31, 2017, the Funds paid Alger Inc. for distribution services under the provisions of the Class I Plan, as follows:

Fund	Fees Paid
International Growth Fund	$16,200
SMid Cap Focus Fund	50,498
Small Cap Focus Fund	214,784

The Class B Plan is a "reimbursement" plan under which Alger Inc. is reimbursed for its actual distribution expenses up to 0.75% of each Fund's Class B shares average daily net assets. In addition, each Fund's Class B Shares may pay Alger Inc. a fee of up to 0.25% of their average daily net assets for the provision of shareholder services. Any CDSCs on Class B Shares received by Alger Inc. will reduce the amount to be reimbursed under the Plan. Under this Plan, any excess distribution expenses may be carried forward, with interest, and reimbursed in future years. At October 31, 2017, the following approximate amounts were carried forward under the Class B Plan:

Fund	Carryforward Amounts
Capital Appreciation Fund	$22,305,823
International Growth Fund	16,561,506
Mid Cap Growth Fund	10,852,760
Small Cap Growth Fund	16,892,114

During the fiscal year ended October 31, 2017, the Funds reimbursed Alger Inc. for distribution services under the provisions of the Class B Plan, as follows:

Fund	Fees Paid by the Fund
Capital Appreciation Fund	$156,187
International Growth Fund	239,646
Mid Cap Growth Fund	185,239
SMid Cap Focus Fund	1,288
Small Cap Growth Fund	52,141
Health Sciences Fund	1,562

Reimbursable distribution expenses covered under the Class B Plan may include payments made to and expenses of persons who are engaged in, or provide support services in connection with, the distribution of the class's shares, such as answering routine telephone inquiries for prospective shareholders; compensation in the form of sales concessions and continuing compensation paid to securities dealers whose customers hold shares of the class; costs related to the formulation and implementation of marketing and promotional activities, including direct mail promotions and television, radio, newspaper, magazine and other mass media advertising; costs of printing and distributing prospectuses and reports to prospective shareholders of the class; costs involved in preparing, printing and distributing sales literature for the class; and costs involved in obtaining whatever information, analyses and reports with respect to marketing and promotional activities on behalf of the class that the Fund deems advisable.

Historically, distribution expenses incurred by Alger Inc. have exceeded the Class B assets available for reimbursement under the Plan; it is possible that in the future the converse may be true. Distribution expenses incurred in a year in respect of Class B Shares of a Fund in excess of CDSCs received by Alger Inc. relating to redemptions of shares of the class during that year and the applicable percent of the class's average daily net assets may be carried forward and sought to be reimbursed in future years. Interest at the prevailing broker loan rate may be charged to the applicable Fund's Class B Shares on any expenses carried forward and those expenses and interest will be reflected as current expenses on the Fund's statement of operations for the year in which the amounts become accounting liabilities, which is anticipated to be the year in which these amounts are actually paid. Although the Trust's Board of Trustees may change this policy, it is currently anticipated that payments under the Plan in a year will be applied first to distribution expenses incurred in that year and then, up to the maximum amount permitted under the Plan, to previously incurred but unreimbursed expenses carried forward plus interest thereon.

Alger Inc. has acknowledged that payments under the Plans are subject to the approval of the Board of Trustees and that no Fund is contractually obligated to make payments in any amount or at any time, including payments in reimbursement of Alger Inc. for expenses and interest thereon incurred in a prior year.

Under their terms, the Plans remain in effect from year to year, provided such continuation is approved in each case annually by vote of the Trust's Board of Trustees, including a majority of the Trustees who are not "interested persons" of the Trust (as defined in the Act) and who have no direct or indirect financial interest in the operation of the Plan ("Independent Trustees"). A Plan may not be amended to increase materially the amount to be spent for the services provided by Alger Inc. without the approval of shareholders of the applicable class, and all material amendments of a Plan must be approved by the Trustees in the manner described above. A Plan may be terminated at any time, without penalty, by vote of a majority of the Independent Trustees or, with respect to the class of shares of any Fund to which a Plan relates, by a vote of a majority of the outstanding voting securities of the class, on not more than 30 days' written notice to any other party to the Plan. If a Plan is terminated, or not renewed with respect to any one or more Funds, it may continue in effect with respect to the class of shares of any Fund as to which it has not been terminated, or has been renewed. Alger Inc. provides to the Board of Trustees quarterly reports of amounts expended under each Plan and the purpose for which such expenditures were made.

Alger Inc.'s selling expenses during the fiscal year ended October 31, 2017 were as follows:

The Alger Funds — Class A Shares

	Capital Appreciation Fund	International Growth Fund	Mid Cap Growth Fund	SMid Cap Focus Fund	Small Cap Growth Fund	Small Cap Focus Fund	Health Sciences Fund	Growth & Income Fund	Total
Advertising & Promotion	$45,305	$2,344	$2,689	$3,301	$1,983	$5,863	$3,433	$3,440	$68,358
Compensation to Dealers	3,654,461	272,637	314,341	172,712	185,678	121,038	183,420	178,554	5,082,841
Compensation to Sales Personnel	300,561	14,286	18,443	13,967	12,537	29,784	24,727	13,977	428,282
Printing	15,150	772	877	1,093	659	1,967	1,094	929	22,541
Total Selling Expenses	$4,015,477	$290,039	$336,350	$191,073	$200,857	$158,652	$212,674	$196,900	$5,602,022

The Alger Funds — Class B Shares

	Capital Appreciation Fund	International Growth Fund	Mid Cap Growth Fund	Small Cap Growth Fund	Total
Advertising & Promotion	$258	$386	$462	$85	$1,191
Compensation to Dealers	44,909	63,859	46,286	13,691	168,745
Compensation to Sales Personnel	1,675	2,393	1,903	513	6,484
Interest	569,891	423,983	278,123	430,901	1,702,898
Printing	87	129	170	28	414
Total Selling Expenses	$616,820	$490,750	$326,944	$445,218	$1,879,732

The Alger Funds — Class C Shares

	Capital Appreciation Fund	International Growth Fund	Mid Cap Growth Fund	SMid Cap Focus Fund	Small Cap Growth Fund	Small Cap Focus Fund	Health Sciences Fund	Growth & Income Fund	Total
Advertising & Promotion	$10,710	$390	$554	$1,290	$217	$4,602	$1,519	$1,232	$20,514
Compensation to Dealers	3,039,304	141,493	184,357	237,857	79,417	268,714	287,027	229,565	4,467,734
Compensation to Sales Personnel	90,876	2,827	4,332	4,632	1,583	22,604	9,521	4,487	140,862
Printing	3,471	128	189	493	76	1,544	483	365	6,749
Total Selling Expenses	$3,144,361	$144,838	$189,432	$244,272	$81,293	$297,464	$298,550	$235,649	$4,635,859

The Alger Funds — Class I Shares

	International Growth Fund	SMid Cap Focus Fund	Small Cap Focus Fund	Total
Advertising & Promotion	$1,074	$1,264	$6,738	$9,076
Compensation to Dealers	28,446	32,959	231,060	292,465
Compensation to Sales Personnel	14,258	7,131	40,030	61,419
Printing	331	441	2,232	3,004
Total Selling Expenses	$44,109	$41,795	$280,060	$365,964

Expenses of the Funds

Each Fund will bear its own expenses. Operating expenses for each Fund generally consist of all costs not specifically borne by Alger Management, including investment management fees, fees for necessary professional and brokerage services, costs of regulatory compliance and costs associated with maintaining legal existence and shareholder relations. In addition, Class A, Class B, Class C and Class I Shares of each Fund may pay Alger Inc. for expenses incurred in distributing shares of that class and each such Fund may compensate Alger Inc. for servicing shareholder accounts. Trustwide expenses not identifiable to any particular Fund or class will be allocated in a manner deemed fair and equitable by the Board of Trustees. From time to time, Alger Management, in its sole discretion and as it deems appropriate, may assume certain expenses of one or more of the Funds while retaining the ability to be paid by the applicable Fund for such amounts prior to the end of the fiscal year. This will have the effect of lowering the applicable Fund's overall expense ratio and of increasing yield to investors, or the converse, at the time such amounts are assumed or reimbursed, as the case may be.

Purchases Through Processing Organizations

You can purchase and redeem shares through a "Processing Organization," which is a broker-dealer, bank or other financial institution that purchases shares of one or more Funds for its clients or customers. The Trust may authorize a Processing Organization to receive, or to designate other financial organizations to receive, purchase and redemption orders on a Fund's behalf. In that case, the Fund will be deemed to have received an order when the Processing Organization or its intermediary receives it in proper form, and the order will be processed based on the net asset value of the Fund next calculated after the order is received in proper form by the Processing Organization or its designee.

When shares are purchased this way, the Processing Organization, rather than its customer, may be the shareholder of record of the shares. The minimum initial and subsequent investments in classes of the Funds for shareholders who invest through a Processing Organization will generally be set by the Processing Organization. Processing Organizations may impose charges and restrictions in addition to or different from those applicable if you invest in the Fund directly. Therefore, you should read the materials provided by the Processing Organization in conjunction with the Prospectus. Certain Processing Organizations may receive compensation from the Fund, Alger, Inc., or any of its affiliates.

TelePurchase Privilege (Class A, B and C)

The price the shareholder will receive will be the price next computed after the Transfer Agent receives the TelePurchase request from the shareholder to purchase shares. While there is no charge to shareholders for this service, a fee will be deducted from a shareholder's Fund account in case of insufficient funds. This privilege may be terminated at any time without charge or penalty by the shareholder, the Trust, the Transfer Agent or Alger Inc. Class A Share purchases will remain subject to the initial sales charge.

Automatic Investment Plan (Class A, B and C)

While there is no charge to shareholders for this service, a fee will be deducted from a shareholder's Fund account in the case of insufficient funds. A shareholder's Automatic Investment Plan may be terminated at any time without charge or penalty by the shareholder, the Trust, the Transfer Agent or Alger Inc. Transfers from your bank account to a Trust-sponsored retirement account are considered current-year contributions. If the day of the month you select falls on a weekend or a NYSE holiday, the purchase will be made on the next business day. Class A Share purchases will remain subject to the initial sales charge.

Right of Accumulation (Class A)

Class A Shares of a Fund may be purchased by "any person" (which includes an individual, his or her spouse or domestic partner and children, or a trustee or other fiduciary of a single trust, estate or single fiduciary account) at a reduced sales charge as determined by aggregating the dollar amount of the new purchase and the current value (at offering price) of all Class A, Class B, and/or Class C Shares of The Alger Family of Funds then held by such person and applying the sales charge applicable to such aggregate. In order to obtain such discount, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. The right of accumulation is subject to modification or discontinuance at any time with respect to all shares purchased thereafter.

Letter of Intent (Class A)

A Letter of Intent ("LOI") contemplating aggregate purchases of $25,000 or more provides an opportunity for an investor to obtain a reduced Class A sales charge by aggregating investments over a 13-month period, provided that the investor refers to such LOI when placing orders. For purposes of a LOI, the "Purchase Amount" as referred to in the sales charge table in the Prospectus includes purchases by "any person" (as defined above) of all Class A, Class B, and/or Class C Shares of The Alger Family of Funds over the following 13 months. An alternative is to compute the 13-month period starting up to 90 days before the date of execution of the LOI.

Purchases made by reinvestment of dividends or distributions of capital gains do not count towards satisfying the amount of the LOI. It is the responsibility of the dealer of record and/or the investor to advise the Distributor about the LOI when placing any purchase orders for the investor during the LOI period. Death or disability of the shareholder will not terminate the LOI.

The minimum initial investment under the LOI is 5% of the total LOI amount. Each investment in Class A Shares made during the period receives the reduced sales charge applicable to the total amount of the investment goal. Shares purchased with the first 5% of the total LOI amount will be held in escrow by the Transfer Agent to assure any necessary payment of a higher applicable sales charge if the investment goal is not met. If the goal is not achieved within the period, the investor must pay the difference between the sales charges applicable to the purchases made and the charges previously paid, or an appropriate number of escrowed shares will be redeemed.

REDEMPTIONS

The right of redemption of shares of a Fund may be suspended or the date of payment postponed for more than seven days (a) for any periods during which the NYSE is closed (other than for customary weekend and holiday closings), (b) when trading in the markets the Fund normally utilizes is restricted, or an emergency, as defined by the rules and regulations of the SEC, exists, making disposal of the Fund's investments or determination of its net asset values not reasonably practicable or (c) for such other periods as the SEC by order may permit for protection of the Fund's shareholders.

No interest will accrue on amounts represented by uncashed distribution or redemption checks.

Telephone Redemptions

You automatically have the ability to make redemptions by telephone unless you refuse the telephone redemption privilege. To sell shares by telephone, please call (800) 992-3863. Redemption requests received prior to the close of business of the NYSE (normally 4:00 p.m. Eastern time) will generally be mailed on the next business day. Shares issued in certificate form are not eligible for this service.

Redemption proceeds are mailed to the address of record. Any request for redemption proceeds to be sent to the address of record must be in writing with the signature(s) guaranteed if made within 30 days of changing your address.

The Trust, the Transfer Agent and their affiliates are not liable for acting in good faith on telephone instructions relating to your account, so long as they follow reasonable procedures to determine that the telephone instructions are genuine. Such procedures may include recording the telephone calls and requiring some form of personal identification. You should verify the accuracy of telephone transactions immediately upon receipt of your confirmation statement.

Redemptions in Kind

Payment for shares tendered for redemption is ordinarily made in cash. However, the Board of Trustees of the Trust has adopted procedures which provide that if the Board determines that it would be detrimental to the best interest of the remaining shareholders of a Fund to make payment of a redemption order wholly in cash, the Fund may pay the redemption proceeds in whole or in part by a distribution "in kind" of securities from the Fund, in lieu of cash, in conformity with applicable rules of the SEC. The Trust has elected to be governed by Rule 18f-1 under the Act, pursuant to which a Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period for any one shareholder. If shares are redeemed in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. The method of valuing securities used to make redemptions in kind will be the same as the method the Fund uses to value its portfolio securities and such valuation will be made as of the time the redemption price is determined. If the Fund pays large redemptions in cash, these transactions may increase the Fund's transaction costs and detract from the Fund's performance. Large purchases pose similar risks.

Contingent Deferred Sales Charge (Class A, B and C)

With respect to Class B Shares, there is no initial sales charge on purchases of shares of any Fund, but a CDSC may be charged on certain redemptions. The CDSC is imposed on any redemption that causes the current value of your account in the Class B shares of the Fund to fall below the amount of purchase payments made during a six-year holding period.

Certain Class A Shares also are subject to a CDSC. Those Class A Shares (as well as when combined with all other Class A Shares of The Alger Family of Funds) purchased in an amount of $1 million or more which have not been subject to the class's initial sales charge and which have not been held for a full year are subject to a CDSC of 1% at the time of redemption.

Class C Shares are subject to a CDSC of 1% if redeemed within one year of purchase.

For purposes of the CDSC, it is assumed that the shares of the Fund from which the redemption is made are the shares of that Fund which result in the lowest charge, if any.

Redemptions of shares of each of the Funds are deemed to be made first from amounts, if any, to which a CDSC does not apply. There is no CDSC on redemptions of (i) amounts that represent appreciation on your original investment, or (ii) shares purchased through reinvestment of dividends and capital gains.

Waivers of Sales Charges (Class A, B and C)

No initial sales charge is imposed on purchases of Class A Shares, and no CDSC is imposed on redemptions of Class A, B and C Shares by:

•  employees of the Distributor and its affiliates,

•  Individual Retirement Accounts ("IRAs"), Keogh Plans and employee benefit plans for those employees and

•  spouses, children, siblings and parents of those employees and trusts of which those individuals are beneficiaries, as long as orders for the shares on behalf of those individuals and trusts were placed by the employees;

•  accounts managed by the Manager,

•  employees, participants and beneficiaries of those accounts,

•  IRAs, Keogh Plans and employee benefit plans for those employees, participants and beneficiaries and

•  spouses and minor children of those employees, participants and beneficiaries as long as orders for the shares were placed by the employees, participants and beneficiaries;

•  directors or trustees of any investment company for which the Distributor or any of its affiliates serves as investment adviser or distributor;

•  employee benefit or retirement plans or charitable accounts, including, but not limited to, Individual Retirement Accounts, Keogh Plans, 401(k) plans, profit-sharing pension plans, defined benefit plans, Taft-Hartley multiemployer pension plans, 457 plans, 403(b) plans, non-qualified deferred compensation plans, and other defined contribution plans subject to the Employee Retirement Income Security Act of 1974, as amended, other than employee benefit or retirement plans or charitable accounts that purchase Class A Shares through brokerage relationships in which sales charges are customarily imposed;

•  an investment company registered under the Investment Company Act of 1940, as amended, in connection with the combination of the investment company with the Fund by merger, acquisition of assets or by any other transaction;

•  registered investment advisers for their own accounts;

•  certain registered investment advisers, banks, trust companies and other financial institutions (including broker-dealers) that have an agreement in place with the Distributor (see Appendix A — Waivers and Discounts Available from Intermediaries in the Prospectus for a list of such entities), as long as the orders for the shares were placed on behalf of their clients;

•  certain financial intermediaries offering self-directed investment brokerage accounts that have an agreement in place with the Distributor (see Appendix A — Waivers and Discounts Available from Intermediaries in the Prospectus for a list of such entities);

•  a financial institution as shareholder of record on behalf of:

•  investment advisers or financial planners trading for their own accounts or the accounts of their clients, and who charge a separate fee for their services, and

•  clients of such investment advisers or financial planners trading for their own accounts if the accounts are linked to the master account of such investment adviser or financial planner on the books and records of the financial institution;

•  a financial institution as shareholder of record on behalf of retirement and deferred compensation plans and trusts used to fund those plans;

•  registered representatives of broker-dealers that have an agreement in place with the Distributor, for their own accounts and their spouses, children, siblings and parents;

•  children or spouses of individuals who died in the terrorist attacks of September 11, 2001 made directly at the Fund;

•  shareholders of Alger Global Growth Fund as of January 21, 2005 purchasing Class A Shares directly from the Fund for their existing accounts; and

•  shareholders of Class N Shares as of September 23, 2008 purchasing Class A Shares of the Alger Family of Funds when those purchases are made directly from the Fund.

Investors purchasing Class A Shares who may be entitled to one of the foregoing waivers should consult with their financial advisers as to their eligibility, and are required to claim and substantiate their eligibility for the waiver at the time of purchase. It is also the responsibility of shareholders redeeming shares otherwise subject to a CDSC but qualifying for a waiver of the charge to assert this status at the time of redemption. The Distributor has no information regarding the nature of the underlying shareholders in an omnibus account (in which shares are held in the name of an intermediary on behalf of multiple beneficial owners, a common form of holding shares among retirement plans and financial intermediaries such as brokers, advisers and third-party administrators) it cannot aid in the substantiation of any such claims for waivers. Information regarding these procedures is available by contacting the Funds at (800) 992-3863.

Certain Waivers of the Contingent Deferred Sales Charge (Class A, B and C)

Any CDSC which otherwise would be imposed on redemptions of Fund shares will be waived with respect to (a) redemptions of shares held at the time a shareholder becomes disabled or dies, including the shares of a shareholder who owns the shares with his or her spouse as joint tenants with right of survivorship, provided that the redemption is requested within one year after the death or initial determination of disability, (b) redemptions in connection with the following retirement plan distributions: (i) lump-sum or other distributions from a qualified corporate or Keogh retirement plan following retirement, termination of employment, death or disability (or in the case of a five percent owner of the employer maintaining the plan, following attainment of age 70-1/2); (ii) required distributions from an Individual Retirement Account ("IRA") following the attainment of age 70-1/2 or from a custodial account under Section 403(b)(7) of the Internal Revenue Code of 1986, as amended, following the later of retirement or attainment of age 70-1/2; and (iii) a tax-free return of an excess contribution to an IRA, (c) systematic withdrawal payments, and (d) redemptions by the Trust of Fund shares whose value has fallen below the minimum initial investment amount. For purposes of the waiver described in (a) above, a person will be deemed "disabled" if the person is unable to engage in any substantial gainful activity by reason of any medically determinable physical or mental impairment that can be expected to result in death or to be of long-continued and indefinite duration.

Shareholders claiming a waiver must assert their status at the time of redemption.

Systematic Withdrawal Plan (Class A, B and C)

A systematic withdrawal plan (the "Withdrawal Plan") is available to shareholders who own shares of a Fund with a value exceeding $10,000 and who wish to receive specific amounts of cash periodically. Withdrawals of at least $50 monthly (but no more than one percent of the value of a shareholder's shares in the Fund) may be made under the Withdrawal Plan by redeeming as many shares of the Fund as may be necessary to cover the stipulated withdrawal payment. To the extent that withdrawals exceed dividends, distributions and appreciation of a shareholder's investment in the Fund, there will be a reduction in the value of the shareholder's investment and continued withdrawal payments may reduce the shareholder's investment and ultimately exhaust it. Withdrawal payments should not be considered as income from investment in a Fund.

Shareholders who wish to participate in the Withdrawal Plan and who hold their shares in certificated form must deposit their share certificates of the Fund from which withdrawals will be made with the Transfer Agent, as agent for Withdrawal Plan members. All dividends and distributions on shares in the Withdrawal Plan are automatically reinvested at net asset value in additional shares of the Fund involved. For additional information regarding the Withdrawal Plan, contact the Funds.

Signature Guarantees

The Transfer Agent has adopted standards and procedures pursuant to which Medallion Signature Guarantees in proper form generally will be accepted from domestic banks, brokers, dealers, credit unions, and national securities exchanges, that are participants in the New York Stock Exchange Medallion Signature Program (MSP), the Securities Transfer Agents Medallion Program (STAMP), and the Stock Exchanges Medallion Program (SEMP).

EXCHANGES AND CONVERSIONS

Except as noted below, shareholders may exchange some or all of their Fund shares for shares of the same class of another fund in The Alger Family of Funds. One class of shares may not be exchanged for another class of shares, except that in limited circumstances certain accounts will be permitted an exchange from one class to another, including, but not limited to, from Class A Shares to Class I or Class Z Shares, or from Class C Shares to Class A, Class I, or Class Z Shares. Once an initial sales charge has been imposed on a purchase of Class A Shares, no additional charge is imposed in connection with their exchange. For example, a purchase of Capital Appreciation Fund Class A Shares and subsequent exchange to Class A Shares of any other Fund would not result in the imposition of an initial sales charge at the time of exchange. No CDSC is assessed in connection with exchanges of the same class; however, the original CDSC holding period will carry over to the acquired shares.

An exchange from one Fund to another Fund is generally a taxable event, and may generate capital gains or losses for federal income tax purposes. The exchange of shares of one class of a Fund into shares of another class of the same Fund, however, is generally not taxable for federal income tax purposes and no gain or loss will be reported on the transaction. Shareholders are advised to consult with their own tax advisers with respect to the particular tax consequences of an exchange.

For purposes of calculating the eight-year holding periods for automatic conversion of Class B Shares to Class A Shares, shares acquired in an exchange are deemed to have been purchased on the date on which the shares given in exchange were purchased.

You automatically have the ability to make exchanges by telephone unless you refuse the telephone exchange privilege. Exchanges can be made among Funds of the same class of shares for identically registered accounts. For tax purposes, an exchange of shares is treated as a sale of the shares exchanged and, therefore, you may realize a taxable gain or loss when you exchange shares.

The Trust reserves the right to terminate or modify the exchange privilege upon notice to shareholders.

MANAGEMENT

Trustees and Officers of the Trust

The Trust is governed by a Board of Trustees which is responsible for protecting the interests of shareholders under Massachusetts law.

The Board of Trustees has two standing committees: an Audit Committee and a Nominating Committee. The Audit Committee oversees (a) each Fund's accounting and financial reporting policies and practices and its internal controls and (b) the quality and objectivity of each Fund's financial statements and the independent audit thereof. The members of the Audit Committee are Stephen E. O'Neil, Nathan E. Saint-Amand and Charles F. Baird, Jr. The Audit Committee met six times during the Fund's last fiscal year. The function of the Nominating Committee is, among other things, to select and nominate all candidates for election as Independent Trustees to the Trust's Board. The Nominating Committee, which met twice during the Trust's last fiscal year, is composed of all Independent Trustees.

While the Nominating Committee expects to be able to identify a sufficient number of qualified candidates on its own, it will consider nominations from shareholders that are submitted in writing to the Secretary of the Fund, c/o Fred Alger Management, Inc., 360 Park Avenue South, New York, New York 10010. Any submission should include the following information as to each individual proposed for election or re-election as Trustee: the name, age, business address, residence address and principal occupation or employment of such individual, the class, series and number of shares of stock of the Fund that are beneficially owned by such individual, the date such shares were acquired and the investment intent of such acquisition, whether such shareholder believes such individual is, or is not, an "interested person" of the Fund, and information regarding such individual that is sufficient, in the discretion of the Nominating Committee, to make such determination, and all other information relating to such individual that is required to be disclosed in a solicitation of proxies for election of Trustees of a registered investment company in an election contest pursuant to Regulation 14A under the Securities Exchange Act of 1934, as amended (including such individual's written consent to being named in a proxy statement as a nominee and to serving as a Trustee (if elected)). Any such submission must also be submitted by such date and contain such information as may be specified in the Fund's By-laws.

Board's Oversight Role in Management

The Board's role in management of the Trust is oversight. As is the case with virtually all investment companies (as distinguished from operating companies), service providers to the Trust, primarily the Manager, have responsibility for the day-to-day management of the Funds, which includes responsibility for risk management (including management of investment performance and investment risk, valuation risk, issuer and counterparty credit risk, compliance risk and operational risk). As part of its oversight, the Board, acting at its scheduled meetings, regularly interacts with and receives reports from senior personnel of service providers, including the Manager's Chief Investment Officer (or a senior representative of his office), the Trust's and the Manager's Chief Compliance Officer and portfolio management personnel. The Board's Audit Committee (which consists of three Independent Trustees) meets during its scheduled meetings, and between meetings the Audit Committee chair maintains contact, with the Trust's independent registered public accounting firm and the Trust's Chief Financial Officer. The Board also receives periodic presentations from senior personnel of the Manager regarding risk management generally, as well as periodic presentations regarding specific operational, compliance or investment areas such as business continuity, anti-money laundering, personal trading, valuation, credit, investment research and securities lending. The Board also receives reports from counsel to the Trust or counsel to the Manager and the Board's own independent legal counsel regarding regulatory compliance and governance matters. The Board's oversight role does not make the Board a guarantor of the Trust's investments or activities.

Board Composition and Leadership Structure

The Act requires that at least 40% of a fund's Trustees not be "interested persons" (as defined in the Act) of the fund and as such not be affiliated with the Manager. To rely on certain exemptive rules under the Act, a majority of a fund's Trustees must be Independent Trustees, and for certain important matters, such as the approval of investment advisory agreements or transactions with affiliates, the Act or the rules thereunder require the approval of a majority of the Independent Trustees. Currently, 83% of the Trust's Trustees, including the Chairman of the Board, are Independent Trustees. The Chairman of the Board chairs Board meetings and executive sessions of the Independent Trustees, reviews and comments on Board meeting agendas, represents the views of the Independent Trustees to management and facilitates communication among the Independent Trustees and their counsel. The Board has determined that its leadership structure, in which the Chairman of the Board is not affiliated with the Manager, is appropriate in light of the services that the Manager provides to the Trust and potential conflicts of interest that could arise from this relationship.

Trustees of the Trust, together with information as to their positions with the Trust, and principal occupations, are shown below.

Interested Trustee(2):

Name (Age) and Address(1)	Position(s) Held with the Trust and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in the Alger Fund Complex(3) which are Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
Hilary M. Alger (56)	Trustee since 2003	Fundraising Consultant, Schultz & Williams; Trustee, Pennsylvania Ballet; Formerly Director of Development, Pennsylvania Ballet 2004-2013.	25	Board of Directors, Alger Associates, Inc.; Director of Target Margin Theater

Non-Interested Trustees:
Name (Age) and Address(1)	Position(s) Held with the Trust and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in the Alger Fund Complex(3) which are Overseen by Trustee	Other Directorships Held by Trustee During Past Five Years
Charles F. Baird, Jr. (64)	Trustee since 2000	Managing Director of North Castle Partners, a private equity securities group; Chairman of Elizabeth Arden Red Door Spas and Barry's Bootcamp. Former Chairman of Cascade Helmets (2007-2012), gloProfessional (makeup and skincare business) (2006-2013), Contigo (manufacturer of mugs and water bottles) (2013-2014), and International Fitness (2008-2014).	25
Roger P. Cheever (72)	Trustee since 2000	Associate Vice President for Principal Gifts at Harvard University since 2008; Formerly Senior Associate Dean for Development in the Faculty of Arts and Sciences, and Deputy Director of the Harvard College Fund.	25	Board of Directors, Alger SICAV Fund
Stephen E. O'Neil (85)	Trustee since 1986	Attorney. Private Investor since 1981.	25
David Rosenberg (55)	Trustee since 2007	Associate Professor of Law since January 2006, Zicklin School of Business, Baruch College, City University of New York.	25
Nathan E. Saint-Amand M.D. (80)	Trustee since 1986	Medical doctor in private practice; Member of the Board of the Manhattan Institute (non-profit policy research) since 1988.	25

(1)  The address of each Trustee is c/o Fred Alger Management, Inc., 360 Park Avenue South, New York, NY 10010.

(2)  Ms. Alger is an "interested person" (as defined in the Act) of the Funds by virtue of her ownership control of Alger Associates, Inc. ("Alger Associates"), which controls Alger Management and its affiliates.

(3)  "Alger Fund Complex" refers to the Trust and the four other registered investment companies managed by Alger Management. Each Trustee serves until an event of termination, such as death or resignation, or until his or her successor is duly elected. Each of the Trustees serves on the Boards of Trustees of the other four registered investment companies in the Alger Fund Complex.

Information About Each Trustee's Experience, Qualifications, Attributes or Skills

The Board believes that the significance of each Trustee's experience, qualifications, attributes or skills is an individual matter (meaning that experience that is important for one Trustee may not have the same value for another) and that these factors are best evaluated at the board level, with no single Trustee, or particular factor, being indicative of board effectiveness. However, the Board believes that Trustees need to have the skills, experience and judgment necessary to address the issues directors of investment companies confront in fulfilling their duties to fund shareholders. These skills include the ability to critically review, evaluate, question and discuss information provided to them, and to interact effectively with Trust management, service providers and counsel, in order to exercise effective business judgment in the performance of their duties; the Board believes that its members satisfy this standard. Experience relevant to having this ability may be achieved through a Trustee's educational background; business, professional training or practice (e.g., medicine or law), public service or academic positions; experience from service as a board member (including the Board of the Trust) or as an executive of investment funds, public companies or significant private or not-for-profit entities or other organizations; and/or other life experiences. To assist them in evaluating matters under federal and state law, the Trustees are counseled by their own independent legal counsel, who participates in Board meetings and interacts with the Manager, and also may benefit from information provided by the Trust's or the Manager's counsel; both Board and Trust counsel have significant experience advising funds and fund board members. The Board and its committees have the ability to engage other experts as appropriate. The Board evaluates its performance on an annual basis.

Each Trustee has been a Board member of the Trust and the Alger Fund Complex mutual funds since at least 2007. In addition, the following are among some of the specific experiences, qualifications, attributes or skills that each Trustee possesses (this supplements information provided in the table above), which the Board believes help the Trustees to exercise effective business judgment.

•  Hilary M. Alger — In addition to her tenure as a Board member of all of the Alger Fund Complex mutual funds (some since 2003), Ms. Alger has over 15 years experience in development for non-profit entities, and prior to that, worked as a securities analyst at Alger Management. Ms. Alger owns securities issued by, and serves on the Board of Directors of, Alger Associates.

•  Charles F. Baird, Jr. — In addition to his tenure as a Board member of all of the Alger Fund Complex mutual funds (some since 2000), and his service on the Audit Committee of the Trust, Mr. Baird has over 35 years experience as a business entrepreneur, primarily focusing on private equity securities. His extensive experience in the investment business provides in-depth knowledge of industry practices and standards.

•  Roger P. Cheever — Mr. Cheever has been the Chairman of the Board of all of the Alger Fund Complex mutual funds since 2007, and has been a Board member of some since 2000. Mr. Cheever has over 35 years of experience in the development and management of non-profit entities.

•  Stephen E. O'Neil — In addition to his tenure as a Board member of all of the Alger Fund Complex mutual funds (some since 1973), and his service as Chairman of the Audit Committee of the Trust, Mr. O'Neil has over 45 years experience as a lawyer and private investor.

•  David Rosenberg — In addition to his tenure as a Board member of all of the Alger Fund Complex mutual funds since 2007, Mr. Rosenberg has over 15 years of experience as a professor of business law.

•  Nathan E. Saint-Amand, M.D. — In addition to his tenure as a Board member of all of the Alger Fund Complex mutual funds (some since 1986), Dr. Saint-Amand has been a medical doctor for over 45 years and has served on the boards of several non-profit entities.

Officers of the Trust, with information regarding their positions with the Trust and principal occupations, are shown below.

Officers(2):

Name, Age, Position with the Trust and Address(1)	Principal Occupations	Officer Since
Hal Liebes (53) President	Executive Vice President, Chief Operating Officer and Secretary of Alger Management and Alger Inc., Chief Operating Officer and Secretary of Alger Associates, Inc., Director of Alger Management, Alger Inc., Analysts Resources, Inc., Alger SICAV, Alger Alternative Holdings, LLC, Alger International Holdings, Alger Management, Ltd., Alger Dynamic Return Offshore Fund, Alger Weatherbie Holdings, LLC, and Weatherbie Management, LLC, and Manager, Alger Partners Investors I, LLC.	2005
Tina Payne (43) Secretary, Chief Compliance Officer	Senior Vice President, General Counsel and Chief Compliance Officer of Alger Management since 2017. Formerly, Senior Vice President and Associate General Counsel, Cohen & Steers Capital Management, from 2007 to 2017.	2017
Lisa A. Moss (52) Assistant Secretary	Senior Vice President and Assistant General Counsel of Alger Management.	2006
Christopher E. Ullman (33) Assistant Secretary	Associate Counsel of Alger Management since 2016. Formerly, Associate, Legal and Compliance, BlackRock from 2015 to 2016; Compliance Associate, Bridgewater Associates, from 2013 to 2014; and full-time student from 2010 to 2013.	2016
Michael D. Martins (52) Treasurer	Senior Vice President of Alger Management.	2005
Anthony S. Caputo (62) Assistant Treasurer	Vice President of Alger Management.	2007
Sergio M. Pavone (56) Assistant Treasurer	Vice President of Alger Management.	2007

(1)  The address of each officer is c/o Fred Alger Management, Inc., 360 Park Avenue South, New York, NY 10010.

(2)  Each officer's term of office is one year. Each officer serves in the same capacity for the other funds in the Fund Complex.

No director, officer or employee of Alger Management or its affiliates receives any compensation from the Trust for serving as an officer of the Trust. Effective March 2018, each Independent Trustee receives a fee of $112,000 per annum, paid pro rata by each fund in the Alger Fund Complex, plus travel expenses incurred for attending meetings. The Independent Trustee appointed as Chairman of the Board of Trustees receives an additional compensation of $30,000 per annum paid pro rata by each fund in the Alger Fund Complex. Additionally, each member of the Audit Committee receives a fee of $11,000 per annum, paid pro rata by each fund in the Alger Fund Complex.

The Trustees and officers of the Trust are permitted to purchase shares of the Funds without the payment of any sales charge. Applicable sales charges are waived for these individuals because no selling effort by the Distributor, Alger Inc., is involved and in order to promote the alignment of such individuals' economic interests with the Trust.

The Trust did not offer its Trustees any pension or retirement benefits during or prior to the fiscal year ended October 31, 2017. The following table provides compensation amounts paid to current Independent Trustees of the Trust for the fiscal year ended October 31, 2017.

Compensation Table

Name of Person, Position	Aggregate Compensation from The Alger Funds	Total Compensation Paid to Trustee from The Alger Fund Complex
Charles F. Baird, Jr.	$31,513	$119,000
Roger P. Cheever	35,750	135,000
Stephen E. O'Neil	31,513	119,000
David Rosenberg	28,865	109,000
Nathan E. Saint-Amand	31,513	119,000

The following table shows each current Trustee's beneficial ownership as of December 31, 2017, by dollar range, of equity securities of the Funds and of all of the funds in the Alger Fund Complex overseen by that Trustee. The ranges are as follows: A = none; B = $1 — $10,000; C = $10,001 — $50,000; D = $50,001 — $100,000; E = over $100,000.

None of the Independent Trustees and none of their immediate family members owns any securities issued by Alger Management, Alger Inc., or any company (other than a registered investment company) controlling, controlled by or under common control with Alger Management or Alger Inc. The table reflects Ms. Alger's beneficial ownership of shares of the Funds, and of all Funds in the Alger Fund Complex overseen by Ms. Alger as a Trustee, that are owned by various entities that may be deemed to be controlled by Ms. Alger.

Equity Securities of Each Fund

Name of Trustee	Capital Appreciation	International Growth	Mid Cap Growth	SMid Cap Focus*	Small Cap Growth	Small Cap Focus	Health Sciences	Growth & Income	Aggregate Equity Securities of Funds in Alger Fund Complex Overseen by Trustee
Interested Trustee:
Hilary M. Alger	E	E	D	E	E	A	D	E	E
Independent Trustees:
Charles F. Baird, Jr.	A	A	A	A	A	A	A	A	A
Roger P. Cheever	A	A	A	A	A	A	A	E	E
Stephen E. O'Neil	A	A	A	A	A	A	A	A	D
David Rosenberg	A	A	A	A	A	A	A	C	C
Nathan E. Saint-Amand	A	A	A	A	A	A	A	A	E

*  Alger SMid Cap Growth Fund became Alger SMid Cap Focus Fund on August 30, 2017.

Investment Manager

Alger Management has been in the business of providing investment advisory services since 1964 and, as of December 31, 2017, had approximately $15.9 billion in mutual fund assets under management as well as $7.2 billion in other assets under management. Alger Management is indirectly owned by Alger Associates, a financial services holding company. Alger Associates and, indirectly, Alger Management, are controlled by Hilary M. Alger, Nicole D. Alger and Alexandra D. Alger, who own in the aggregate in excess of 99% of the voting rights of Alger Associates.

Alger Management serves as investment adviser to the Funds pursuant to a written agreement between the Trust, on behalf of the Funds, and Alger Management (the "Advisory Agreement"), and under the supervision of the Board of Trustees. The services provided by Alger Management under the Advisory Agreement include: making investment decisions for the Funds, placing orders to purchase and sell securities on behalf of the Funds, and selecting broker-dealers that, in its judgment, provide prompt and reliable execution at favorable prices and reasonable commission rates. It is anticipated that Alger Inc. will serve as each Fund's broker in effecting most of the Fund's transactions on securities exchanges and will retain commissions in accordance with certain regulations of the SEC. Alger Management employs professional securities analysts who provide research services exclusively to the Funds and other accounts for which Alger Management or its affiliates serve as investment adviser or subadviser. Alger Management pays the salaries of all officers who are employed by both it and the Funds. Alger Management bears all expenses in connection with the performance of its services under the Advisory Agreement.

As compensation for its services, the Trust has agreed to pay the Manager an investment advisory fee, accrued daily and payable monthly, at the annual rates set forth below as a percentage of the average daily net asset value of the applicable Fund: Alger Capital Appreciation Fund — .81% for assets up to $2 billion, .65% for assets between $2 billion and $3 billion, .60% for assets between $3 billion and $4 billion, .55% for assets between $4 billion and $5 billion, and .45% for assets in excess of $5 billion; Alger International Growth Fund — .71% for assets up to $1 billion and .60% for assets in excess of $1 billion; Alger Mid Cap Growth Fund — .76% for assets up to $1 billion and .70% for assets in excess of $1 billion; Alger SMid Cap Focus Fund and Alger Small Cap Growth Fund — .81% for assets up to $1 billion and .75% for assets in excess of $1 billion; Alger Small Cap Focus Fund — .75%; Alger Health Sciences Fund — .55%; and Alger Growth & Income Fund — .50%. Management fee information for Alger 25 Fund is provided below.

Alger Management pays a sub-advisory fee to Weatherbie Capital, LLC ("Weatherbie" or the "Sub-Adviser"), an affiliate of the Manager, out of its own resources at no additional charge to the Alger SMid Cap Focus Fund.

During the fiscal years ended October 31, 2015, 2016, and 2017, respectively, Alger Management earned under the terms of the Advisory Agreement, approximately $17,631,214, $19,329,676, and $20,171,826, in respect of Capital Appreciation Fund; $1,500,272, $1,436,496, and $1,226,191, in respect of International Growth Fund; $1,517,195, $1,263,291, and $1,305,514 in respect of Mid Cap Growth Fund; $6,226,089, $2,300,528, and $1,328,138, in respect of SMid Cap Focus Fund; $1,694,583, $1,071,912, and $1,064,498 in respect of Small Cap Growth Fund; $276,794, $905,825, and 2,793,505 in respect of Small Cap Focus Fund; $1,724,813, $1,146,641, and $1,057,279, in respect of Health Sciences Fund; and $607,424, $570,407, and $639,301, in respect of Growth & Income Fund.

In consideration of the services provided by Alger Management, Alger 25 Fund will pay Alger Management a fee ("Management Fee") that will be composed of a Base Fee (defined below) and a Performance Adjustment (defined below) to the Base Fee based upon the investment performance of the Class P Shares of Alger 25 Fund ("Measuring Class") in relation to the investment record of a securities index ("Index") over the same performance period.

Base Fee.  The base fee is calculated and accrued daily, at the annualized rate of 0.55% of Alger 25 Fund's average daily net assets ("Base Fee").

Performance Adjustment. Alger Management's compensation is increased or decreased from the Base Fee by a performance adjustment ("Performance Adjustment") that depends on whether, and to what extent, the investment performance of the Measuring Class exceeds, or is exceeded by, the performance of the S&P 500 Index plus 2.50% (250 basis points) ("Index Hurdle") over the Performance Period (as defined below).

The Performance Adjustment is calculated and accrued daily, according to a schedule that adds or subtracts 0.001% (0.1 basis points) of Alger 25 Fund's average daily net assets for each 0.01% (1 basis point) of absolute performance by which the performance of the Measuring Class exceeds or lags the performance of the Index Hurdle for the period from the beginning of the Performance Period through the prior business day. The maximum Performance Adjustment (positive or negative) will not exceed an annualized rate of +/- 0.25% (25 basis points) of Alger 25 Fund's average daily net assets, which would occur when the performance of the Measuring Class exceeds, or is exceeded by, the performance of the Index Hurdle by 2.50% percentage points (250 basis points) for the Performance Period.

For purposes of calculating the Performance Adjustment, the investment performance of the Measuring Class will be the sum of:

1.  the change in the Class's net asset value ("NAV") per share during the Performance Period; plus

2.  the value of the Class's cash distributions per share accumulated to the end of the Performance Period; plus

3.  the value of capital gains taxes per share paid or payable on undistributed realized long-term capital gains accumulated to the end of the Performance Period; expressed as a percentage of the Class's NAV per share at the beginning of the Performance Period. For this purpose, the value of distributions per share of realized capital gains, of dividends per share paid from investment income and of capital gains taxes per share paid or payable on undistributed realized long-term capital gains shall be treated as reinvested in shares of the Class at the NAV per share in effect at the close of business on the record date for the payment of such distributions and dividends and the date on which provision is made for such taxes, after giving effect to such distributions, dividends and taxes.

The investment record of the Index will be the sum of:

1.  the change in the level of the Index during the Performance Period; plus

2.  the value, computed consistently with the Index, of cash distributions made by companies whose securities comprise the Index accumulated to the end of the Performance Period; expressed as a percentage of the Index level at the beginning of the Performance Period. For this purpose, cash distributions on the securities which comprise the Index shall be treated as reinvested in the Index at least as frequently as the end of each calendar quarter following the payment of the dividend.

Performance Period.  The period over which performance is measured ("Performance Period") is a 12-month period beginning on the first business day in the month of November through October 31 of the same year.

Initial Performance Period.  The Performance Period generally consists of a 12-month period, although the Performance Adjustment will be 10/12 (the "Initial Performance Adjustment") during the period from the first day of the first full month after the start of Alger 25 Fund's operations until October 31, 2018 (the "Initial Performance Period"). During the Initial Performance Period, Alger 25 Fund's Base Fee plus Initial Performance Adjustment will apply. As a result of this arrangement, Alger 25 Fund's effective fee with respect to the Initial Performance Period may be lower or higher than the Base Fee, depending on whether the investment performance of the Measuring Class exceeds, or is exceeded by, the performance of the Index Hurdle over the Initial Performance Period.

Payment of Fees. Alger 25 Fund will pay Alger Management, on a monthly basis, the minimum fee rate of 0.30% on an annualized basis (Base Fee minus the maximum Performance Adjustment) applied to the average daily net assets of Alger 25 Fund for the month. At the end of the Performance Period, Alger 25 Fund will pay Alger Management the total Management Fee for the Performance Period, less the amount of any minimum fees paid during the Performance Period.

Measuring Class.  The Measuring Class of shares of Alger 25 Fund initially is the Class P Shares of Alger 25 Fund. If the Board of Trustees determines that a different class of shares of Alger 25 Fund is the most appropriate for use in calculating the Performance Adjustment, the Board may change the class of shares used as the Measuring Class without shareholder approval, unless shareholder approval of such change is otherwise required by applicable law. If a different class of shares (the "Replacement Measuring Class") is substituted in calculating the Performance Adjustment, the use of the Replacement Measuring Class of shares for purposes of calculating the Performance Adjustment may apply to the entire Performance Period so long as the Replacement Measuring Class was outstanding at the beginning of such period. If the Replacement Measuring Class of shares was not outstanding for all of the Performance Period, the Replacement Measuring Class may only be used in calculating that portion of the Performance Adjustment attributable to the period during which the Replacement Measuring Class was outstanding, and any previous portion of the Performance Period will be calculated using the Measuring Class.

A Performance Adjustment will not be based on whether the absolute performance of the Class P Shares is positive or negative, but rather based on whether such performance exceeds or is exceeded by the performance of the Index Hurdle. Alger 25 Fund could pay a Performance Adjustment for positive relative performance even if the Class P Shares decrease in value, so long as Alger 25 Fund's performance exceeds that of the Index Hurdle. It is possible that, if you buy shares of Alger 25 Fund after the beginning of a Performance Period, you will bear a share of a Performance Adjustment payable by Alger 25 Fund based on performance that preceded your purchase and from which you therefore did not benefit.

Pursuant to a separate administration agreement between the Trust, on behalf of the Funds, and Alger Management (the "Fund Administration Agreement"), Alger Management also provides administrative services to the Funds, including, but not limited to: providing office space, telephone, office equipment and supplies; authorizing expenditures and approving bills for payment on behalf of the Funds; supervising preparation of periodic shareholder reports, notices and other shareholder communications; supervising the daily pricing of each Fund's investment portfolio and the publication of the net asset value of each Fund's shares, earnings reports and other financial data; monitoring relationships with organizations providing services to the Funds, including the Funds' Custodian, Transfer Agent and printers; providing trading desk facilities for the Funds; and supervising compliance by the Funds with recordkeeping and periodic reporting requirements under the Act.

Alger Management's administrative fee is .0275% of average daily net assets, and pursuant to an Accounting Agency Agreement between Brown Brothers Harriman & Co. ("BBH") and the Funds, for a fee of 0.014% of the Funds' average daily net assets for the first $5 billion in assets and 0.0125% for assets over $5 billion, BBH provides accounting and bookkeeping services and calculation of the net asset value of the Funds' shares.

During the fiscal years ended October 31, 2015, 2016, and 2017, respectively, Alger Management earned under the terms of the Fund Administration Agreement, approximately $610,885, $682,409, and $718,039, with respect to Capital Appreciation Fund; $58,109, $55,639, and $47,493, with respect to International Growth Fund; $54,898, $45,712, and $47,239, with respect to Mid Cap Growth Fund; $211,863, $78,104, and $45,091, with respect to SMid Cap Focus Fund; $57,531, $36,392, and $36,140, with respect to Small Cap Growth Fund; $9,465, $33,213, and $102,429, with respect to Small Cap Focus Fund; $58,559, $38,930, and $35,895, with respect to Health Sciences Fund; and $28,554, $26,814, and $30,053, with respect to Growth & Income Fund.

Alger Management has also entered into a Shareholder Administrative Services Agreement with the Trust. The services provided and the fees paid pursuant to that agreement are discussed in the "Transfer Agent" section below.

Sub-Adviser

Alger Management has entered into a Sub-Advisory Agreement with Weatherbie, a wholly-owned subsidiary of Alger Associates and an affiliate of Alger Management. Weatherbie, subject to Alger Management's supervision and approval, provides investment management of Alger SMid Cap Focus Fund's assets.

Securities Lending

Growth & Income Fund participated in the Brown Brothers Harriman Global Securities Lending Program during the fiscal year ended October 31, 2017. As securities lending agent, the responsibilities of Brown Brothers Harriman & Co. ("BBH") included lending the securities, receipt of collateral, holding and administration of collateral, maintenance of collateral margin, return of collateral, provision of statements, and adherence to operational procedures. All loans were collateralized by cash invested in a money market fund. The total fees were split between the Fund (75%) and BBH (25%) as lending agent.

For the fiscal year ended October 31, 2017, Growth & Income Fund earned $3,183.55 in gross income from securities lending activities, including income from cash collateral reinvestment. The borrowers paid premiums of $223.92, and were paid rebates of $1,039.94. The Fund paid an agency fee of $591.88 to BBH. The Fund's net income from securities lending activities was $1,775.65.

Description of Portfolio Manager Compensation Structure

An Alger portfolio manager's compensation generally consists of salary and an annual bonus. In addition, portfolio managers are eligible for health and retirement benefits available to all Alger employees, including a 401(k) plan sponsored by Alger Management. A portfolio manager's base salary is typically a function of the portfolio manager's experience (with consideration given to type, investment style and size of investment portfolios previously managed), performance of his or her job responsibilities, and financial services industry peer comparisons. Base salary is generally a fixed amount that is subject to an annual review. The annual bonus is variable from year to year, and considers various factors, including:

•  the firm's overall financial results and profitability;

•  the firm's overall investment management performance;

•  current year's and prior years' pre-tax investment performance (both relative and absolute) of the portfolios for which the individual is responsible, based on the benchmark of each such portfolio;

•  qualitative assessment of an individual's performance with respect to the firm's investment process and standards; and

•  the individual's leadership contribution within the firm.

While the benchmarks and peer groups used in determining a portfolio manager's compensation may change from time to time, Alger Management may refer to benchmarks, such as those provided by Russell Investments and Standard & Poor's, and peer groups, such as those provided by Lipper Inc. and Morningstar Inc., that are widely-recognized by the investment industry.

Alger Management has implemented a long-term deferred compensation program ("LTDC") which gives key personnel the opportunity to have equity-like participation in the long-term growth and profitability of the firm. There is broad participation in the LTDC program amongst the investment professionals. The LTDC reinforces the portfolio managers' commitment to generating superior investment performance for the firm's clients. The awards are invested in Alger mutual funds and have a four year vesting schedule. The total award earned can increase or decrease with the firm's investment and earnings results over the four year period.

Additionally, the Alger Partners Plan provides key investment executives with phantom equity that allows participants pro-rata rights to growth in the firm's book value, dividend payments and participation in any significant corporate transactions (e.g. partial sale, initial public offering, merger, etc.). The firm does not have a limit on the overall percentage of the firm's value it will convey through this program. Further, participation in this program will be determined annually.

Other Accounts Managed by Portfolio Managers

The numbers and assets of other accounts managed by the portfolio managers of the Funds as of October 31, 2017, are as follows. Except as noted below, no account's advisory fee is based on the performance of the account.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Gregory Adams*	4	$253,863,816	3	$70,511,810	11	$12,358,797
Joshua D. Bennettx†	2	$89,012,303	9	$127,045,666	16	$722,938,169
Dan C. Chung*	6	$833,338,771	3	$70,511,810	8	$695,672,131
Ankur Crawford	4	$10,228,131,908	8	$1,777,391,266	58	$3,152,596,723
H. George Daix†	2	$89,012,303	9	$127,045,666	16	$722,938,169
Patrick Kelly*#	4	$10,228,131,908	8	$1,777,391,266	58	$3,152,596,723
Pedro V. Marcal	1	$8,375,712		—	1	$595,878
Teresa McRoberts	2	$249,397,784		—	1	$1,216,898
Christopher R. Walsh	3	$311,620,441		—	1	$1,216,898
Matthew A. Weatherbie^†	1	$4,957,054	2	$179,169,677	16	$722,938,169
Amy Y. Zhang	2	$418,215,654	1	$46,363,631	1	$3,545,940

*  The portfolio manager also manages Alger Dynamic Return Fund, a hedge fund included as a pooled investment vehicle. The advisory fee of Alger Dynamic Return Fund is based on the performance of the account, which had assets of approximately $25 million as of October 31, 2017.

x  The portfolio manager also manages a separate account, included in "Other Accounts," which may charge additional fees based on the performance of the account. The account had assets of approximately $108 million as of October 31, 2017.

†  The portfolio manager also manages a private hedge fund, included in "Other Pooled Investment Vehicles," which may charge additional fees based on the performance of the account. The account had assets of approximately $27 million as of October 31, 2017.

^  The portfolio manager also manages a private hedge fund, included in "Other Pooled Investment Vehicles," which may charge additional fees based on the performance of the account. The account had assets of approximately $126 million as of October 31, 2017.

#  The portfolio manager also manages a separate account, included in "Other Accounts," with advisory fees based on the performance of the account. The account had assets of approximately $187 million as of October 31, 2017.

Securities Owned by the Portfolio Managers

The following table shows each current portfolio manager's beneficial interest as of December 31, 2017, by dollar range, in the shares of the Fund(s) that he or she manages. The ranges are as follows: A = none; B = $1 — $10,000; C = $10,001 — $50,000; D = $50,001 — $100,000; E = $100,001 — $500,000; F = $500,001 — $1,000,000; G = over $1,000,000.

Portfolio Manager	Fund	Range
Gregory S. Adams	Growth & Income	D*
Joshua D. Bennett	SMid Cap Focus	A
Dan C. Chung	Mid Cap Growth	C*
	Small Cap Growth Health Sciences Growth & Income	E A E*
Ankur Crawford	Capital Appreciation Alger 25 Fund	A A
H. George Dai	SMid Cap Focus	C
Patrick Kelly	Capital Appreciation	A
Pedro V. Marcal	International Growth	B
Teresa McRoberts	Mid Cap Growth Health Sciences	E* B
Christopher R. Walsh	Mid Cap Growth	E*
Matthew A. Weatherbie	SMid Cap Focus	D
Amy Y. Zhang	Small Cap Growth Small Cap Focus	D* E*

*  A portion of these amounts represents vested or unvested shares held in various qualified and non-qualified deferred compensation plans sponsored by the Manager in which the portfolio manager participates. Information provided is based on current valuations of portfolio manager ownership in such plans where obtainable or on initial values (which may increase or decrease) where current valuations are not timely available.

Distributor

Alger Inc., an affiliate of Alger Management, serves as the Funds' principal underwriter, or distributor, and receives payments from the Funds under the Plans (see "Purchases — Distribution Plans"). Alger Inc. makes a continuous offering of Fund shares on a best efforts basis. It also also receives brokerage commissions from the Trust (see "Investment Strategies and Policies — Fund Transactions"). During the Fund's fiscal years ended October 31, 2015, 2016, and 2017, Alger Inc. retained approximately $31,543, $20,755 and $21,898 in initial sales charges and $165,942, $139,744 and $137,231 in CDSCs, respectively. Alger Inc. does not receive any other compensation from the Fund.

From time to time Alger Inc., at its expense from its own resources, may compensate brokers, dealers, investment advisers or others ("financial intermediaries") who are instrumental in effecting investments by their clients or customers in the Trust, in an amount up to 1% of the value of those investments. Alger Inc. may also from time to time, at its expense from its own resources, make payments to other financial intermediaries that provide shareholder servicing, or transaction processing, with such payments structured as a percentage of gross sales, a percentage of net assets, and/or as a fixed dollar amount (the latter as a per account fee or as reimbursement for transactions processing and transmission charges ). Payments under these other arrangements may vary but generally will not exceed 0.50% annually of the value of the Trust assets or 0.50% annually of the value of the Trust sales attributable to that financial intermediary. Alger Inc. determines whether to make any additional cash payments and the amount of any such payments in response to requests from financial intermediaries, based on factors Alger Inc. deems relevant. Factors considered by Alger, Inc. generally include the financial intermediary's reputation, ability to attract and retain assets for the Trust, expertise in distributing a particular class of shares of the Trust, entry into target markets, and/or quality of service.

Financial intermediaries with whom Alger Inc. has its most significant arrangements to make additional cash compensation payments are Ameriprise Financial Services Ameritas Investment Corporation, Charles Schwab & Co., Chase Life Insurance Company, GWFS Equities, Hartford Life Insurance Co., Lincoln Benefit Life, LPL Financial Corporation, Merrill Lynch, Pierce, Fenner & Smith, Midland National Life, MML

Distributors, Morgan Stanley Smith Barney, National Financial Services Co., Noramco, OneAmerica Securities Inc., Pershing LLC, Prudential Investment Management, Raymond James, UBS Financial Services Inc., and Wells Fargo Advisors. In addition, Alger Inc. may make payments to dealer firms in the form of payments for marketing support, seminar support, training meetings, or comparable expenses in the discretion of Alger Inc. Please contact your financial intermediary for details about revenue sharing payments it may receive. Any payments described above will not change the price paid by investors for the purchase of shares of a Fund or the amount of proceeds received by a Fund on the sale of shares.

Independent Registered Public Accounting Firm

Deloitte & Touche LLP serves as the Trust's independent registered public accounting firm.

CODE OF ETHICS

Alger Management personnel ("Access Persons") are permitted to engage in personal securities transactions, including transactions in securities that may be purchased or held by the Funds, subject to the restrictions and procedures of the Trust's Code of Ethics. Pursuant to the Code of Ethics, Access Persons generally must pre-clear all personal securities transactions prior to trading and are subject to certain prohibitions on personal trading. You can get a copy of the Trust's Code of Ethics by calling the Trust toll-free at (800) 992-3863.

TAXES

The following is a summary of selected federal income tax considerations that may affect the Funds and their shareholders. The summary is not intended to substitute for individual tax advice and investors are urged to consult their own tax advisers as to the federal, state and local tax consequences of investing in the Funds.

Each Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). If qualified as a regulated investment company, a Fund will pay no federal income taxes on its taxable net investment income (that is, taxable income other than net realized capital gains) and its net realized capital gains that are distributed to shareholders. To qualify under Subchapter M, a Fund must, among other things: (1) distribute to its shareholders at least 90% of its taxable net investment income and net realized short-term capital gains; (2) derive at least 90% of its gross income from dividends, interest, payments with respect to loans of securities, gains from the sale or other disposition of securities, or other income (including, but not limited to, gains from options, futures and forward contracts) derived with respect to the Fund's business of investing in securities; and (3) diversify its holdings so that, at the end of each fiscal quarter of the Fund (a) at least 50% of the market value of the Fund's assets is represented by cash, U.S. Government securities and other securities, with those other securities limited, with respect to any one issuer, to an amount no greater in value than 5% of the Fund's total assets and to not more than 10% of the outstanding voting securities of the issuer, and (b) not more than 25% of the market value of the Fund's assets is invested in the securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies) or of two or more issuers that the Fund controls and that are determined to be in the same or similar trades or businesses or related trades or businesses. In meeting these requirements, a Fund may be restricted in the utilization of certain of the investment techniques described above and in the Funds' prospectus. As a regulated investment company, each Fund is subject to a non-deductible excise tax of 4% with respect to certain undistributed amounts of income and capital gains during the calendar year. The Trust expects each Fund to make additional distributions or change the timing of its distributions so as to avoid the application of this tax. Although the Trust expects each Fund to make such distributions as are necessary to avoid the application of this tax, certain of such distributions, if made in January, might be included in the taxable income of shareholders in the year ended in the previous December.

Payments reflecting the dividend income of a Fund will not qualify for the dividends-received deduction for corporations if the Fund sells the underlying stock before satisfying a 46-day holding period requirement (91 days for certain preferred stock). Dividends-received deductions will be allowed to a corporate shareholder only if similar holding period requirements with respect to shares of the Fund have been met.

In general, any gain or loss on the redemption or exchange of Fund shares will be long-term capital gain or loss if held by the shareholder for more than one year, and will be short-term capital gain or loss if held for one year or less. However, if a shareholder receives a distribution taxable as long-term capital gain with respect to Fund shares, and redeems or exchanges the shares before holding them for more than six months, any loss on the redemption or exchange up to the amount of the distribution will be treated as a long-term capital loss.

Dividends of a Fund's net investment income and distributions of its short-term capital gains will generally be taxable as ordinary income. Distributions of long-term capital gains will be taxable as such at the appropriate rate, regardless of the length of time you have held shares of the Fund.

If a Fund is the holder of record of any stock on the record date for any dividends payable with respect to such stock, such dividends are included in the Fund's gross income as of the later of (a) the date such stock became ex-dividend with respect to such dividends (i.e., the date on which a buyer of the stock would not be entitled to receive the declared, but unpaid, dividends) or (b) the date the Fund acquired such stock. Accordingly, in order to satisfy its income distribution requirements, a Fund may be required to pay dividends based on anticipated earnings and shareholders may receive dividends in an earlier year than would otherwise be the case.

Investors considering buying shares of a Fund just prior to a record date for a taxable dividend or capital gain distribution should be aware that, regardless of whether the price of the Fund shares to be purchased reflects the amount of the forthcoming dividend or distribution payment, any such payment will be a taxable dividend or distribution payment.

If a shareholder fails to furnish a correct taxpayer identification number, fails to fully report dividend or interest income, or fails to certify that he or she has provided a correct taxpayer identification number and that he or she is not subject to such withholding, then the shareholder may be subject to a 28 percent "backup withholding tax" with respect to (i) any taxable dividends and distributions and (ii) any proceeds of any redemption of Fund shares. An individual's taxpayer identification number is his or her social security number. The 28 percent backup withholding tax is not an additional tax and may be credited against a shareholder's regular federal income tax liability.

Shortly after the close of each calendar year, you will receive a statement setting forth the dollar amounts of dividends and any distributions for the prior calendar year and the tax status of the dividends and distributions for federal income tax purposes. You should consult your tax adviser to assess the federal, state and local tax consequences of investing in each Fund. This discussion is not intended to address the tax consequences of an investment by a nonresident alien.

DIVIDENDS

Each share class will be treated separately in determining the amounts of dividends or investment income and distributions of capital gains payable to holders of its shares. Dividends and distributions will be automatically reinvested at net asset value on the payment date in additional shares of the class that paid the dividend or distribution at net asset value, unless you elected to have all dividends and distributions paid in cash or reinvested at net asset value into the same class of shares of another identically registered Alger Family of Funds account you have established. In addition, accounts whose dividend/distribution checks have been returned as undeliverable shall reinvest that dividend/distribution at the net asset value next determined after the Transfer Agent receives the undelivered check. Furthermore, all future dividend/distribution checks shall be reinvested automatically at net asset value on the payment date until a written request for reinstatement of cash distribution and a valid mailing address are provided by the shareholder(s). Shares purchased through reinvestment of dividends and distributions are not subject to a CDSC or front-end sales charge except as described above. With respect to each Fund other than Growth & Income Fund, any dividends are declared and paid annually. Growth & Income Fund declares and pays dividends from net investment income quarterly. Distributions of any net realized short-term and long-term capital gains earned by a Fund usually will be made annually after the close of the fiscal year in which the gains are earned.

The classes of a Fund may have different dividend and distribution rates. Class A and Class I dividends generally will be greater than those of Class B and Class C due to the higher Rule 12b-1 fees associated with Class B and Class C Shares. Class Y and Class Z dividends will generally be greater than those of the other classes due to the absence of Rule 12b-1 fees. However, dividends paid to each class of shares in a Fund will be declared and paid at the same time and will be determined in the same manner as those paid to each other class.

CUSTODIAN AND TRANSFER AGENT

Brown Brothers Harriman & Co., 50 Post Office Square, Boston, Massachusetts 02110 serves as custodian for the Trust pursuant to a custodian agreement under which it holds the Funds' assets. DST Asset Manager Solutions, Inc. ("DST"), 2000 Crown Colony Drive, Quincy, Massachusetts 02169 serves as transfer agent for the Funds. Under the transfer agency agreement, DST processes purchases and redemptions of shares of the Funds, maintains the shareholder account records for each Fund, handles certain communications between shareholders and the Trust, and distributes any dividends and distributions payable by the Funds. The Trust, Alger Inc. (or its affiliates) and non-affiliated third-party service providers may enter into agreements for recordkeeping services.

Pursuant to the transfer agency agreement, DST is compensated on a per-account and an asset-based basis and, for certain transactions, on a per-transaction basis. The Trust has entered into a Shareholder Administrative Services Agreement with Alger Management to act as a liaison and to provide administrative oversight of DST and related services. Alger Management is paid on an asset-based basis for these services. During the fiscal year ended October 31, 2017, the Funds paid to Alger Management under the Shareholder Administrative Services Agreement, $373,264 with respect to Capital Appreciation Fund; $26,796 with respect to International Growth Fund; $27,710 with respect to Mid Cap Growth Fund; $23,286 with respect to SMid Cap Focus Fund; $20,155 with respect to Small Cap Growth Fund; $42,599 with respect to Small Cap Focus Fund; $20,537 with respect to Health Sciences Fund; and $16,950 with respect to Growth & Income Fund.

PRINCIPAL HOLDERS

A principal shareholder is any person who owns (either of record or beneficially) 5% or more of any class of outstanding shares of a Fund. A person who beneficially owns, either directly or indirectly, more than 25% of the voting securities of a Fund or acknowledges the existence of such control may be presumed to control the Fund. A control person could potentially control the outcome of any proposal submitted to the shareholders for approval, including changes to a Fund's fundamental policies or terms of the investment advisory agreement with the Advisor. Certain of the investors below are believed to hold the indicated shares as nominee.

Additionally, the Manager or an affiliate of the Manager (the "seed investor") may provide initial funding to or otherwise invest in a Fund. A seed investor may redeem its investment in a Fund at any time and without prior notice, which could adversely affect a Fund and its shareholders, such as by causing the Fund to realize taxable gains that will be distributed to other shareholders, and increasing Fund transaction costs and expense ratios.

The following table contains information regarding persons who own of record five percent or more of any class of the shares of any Fund. All holdings are expressed as a percentage of a class of a Fund's outstanding shares as of January 31, 2018. Unless otherwise indicated, the Fund has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially. Other than Class Y Shares of Alger Small Cap Focus Fund and Class Z Shares of each of Alger Mid Cap Growth Fund and Alger Growth & Income Fund, the Trustees and officers of the Trust as a group directly own less than 1% of each class of each Fund. The Trustees and officers of the Fund, as a group, held approximately 12% of the Class Y Shares of Alger Small Cap Focus Fund, 2% of the Class Z Shares of Alger Mid Cap Growth Fund, and 1% of the Class Z Shares of Alger Growth & Income Fund.

Small Cap Growth Fund — Class B
Wuerttembergische Lebensvers. AG C/O Wuestenrot Bank AG Sicherungsvermoegen Postfach D-71630 Ludwigsburg	60.68	%*
Charles Schwab & Co. Inc. Special Custody Acct. FBO Customers ATTN Mutual Funds 211 Main Street San Francisco, CA 94105-1905	5.16%

Small Cap Growth Fund — Class C
Charles Schwab & Co. Inc. Special Custody Acct. FBO Customers ATTN Mutual Funds 211 Main Street San Francisco, CA 94105-1905	5.02%
Wells Fargo Clearing Services LLC Special Custody Account for the Exclusive Benefit of Customers 2801 Market St Saint Louis, MO 63103-2523	24.95%
Morgan Stanley Smith Barney Harborside Financial Center Plaza 2, 3rd Floor Jersey City, NJ 07311	17.89%
LPL Financial 4707 Executive Drive San Diego, CA 92121-3091	8.48%
Raymond James Omnibus for Mutual Funds 880 Carillon Parkway St. Petersburg, FL 33716-1100	7.71%
UBS WM USA Omni Account M/F ATTN DEPT MANAGER 1000 HARBOR BLVD 5TH FL	5.04%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0002	6.09%
Small Cap Growth Fund — Class Z
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0002	9.45%
National Financial SVCS LLC for Exclusive Benefit of our Customers ATTN: Mutual Fund Dept. 5th Floor 200 Liberty Street One World Financial Center New York, NY 10281	21.56%
UBS WM USA Omni Account M/F ATTN DEPT MANAGER 1000 HARBOR BLVD 5TH FL	18.72%
Morgan Stanley Smith Barney Harborside Financial Center Plaza 2, 3rd Floor Jersey City, NJ 07311	21.72%
Alger Associates Inc. Harborside Financial Center 600 Plaza One 6th Floor Jersey City, NJ 07311-1223	6.93%
MLPF&S for the Sole Benefit of its Customers ATTN: Fund Administration 97RM2 4800 Deer Lake Dr. E. 2nd Floor Jacksonville, FL 32246-6484	9.10%

International Growth Fund — Class A
Wuerttembergische Lebensvers. AG C/O Wuestenrot Bank AG Sicherungsvermoegen Postfach D-71630 Ludwigsburg	26.08%*
International Growth Fund — Class B
Wuerttembergische Lebensvers. AG C/O Wuestenrot Bank AG Sicherungsvermoegen Postfach D-71630 Ludwigsburg	82.74%*
International Growth Fund — Class C
MLPF&S for the Sole Benefit of its Customers ATTN: Fund Administration 97RM2 4800 Deer Lake Dr. E. 2nd Floor Jacksonville, FL 32246-6484	17.13%
Morgan Stanley Smith Barney Harborside Financial Center Plaza 2, 3rd Floor Jersey City, NJ 07311	11.60%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0002	5.05%
Wells Fargo Clearing Services LLC Special Custody Account for the Exclusive Benefit of Customers 2801 Market Street Saint Louis, MO 63103-2523	12.52%
RBC Capital Markets LLC Mutual Fund Omnibus Processing Attn Mutual Fund Ops Manager 60 South Sixth St – P08 Minneapolis, MN 55402-4413	6.89%
UBS WM USA Omni Account M/F ATTN DEPT MANAGER 1000 HARBOR BLVD 5TH FL	15.06%
LPL Financial 4707 Executive Drive San Diego, CA 92121-3091	6.13%
International Growth Fund — Class I
LPL Financial 4707 Executive Drive San Diego, CA 92121-3091	17.94%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0002	6.18%
Raymond James Omnibus for Mutual Funds House Account Firm 92500015 Attn Courtney Waller 880 Carillon Parkway St Petersburg, FL 33716-1100	7.42%
National Financial Services 499 Washington Boulevard Jersey City, NJ 07310-1995	7.09%

NFS LLC FEBO Jon Cromer, James W Rosher TTEE Outpatient Anesthesia Special 401K PL FBO James Rosher 2600 W 70th Street Mission Hills, KS 66208-2728	9.19%
NFS LLC FEBO Bank of America DA LABA & Co 135 La Salle Street Chicago, IL 60603-3177	7.33%
TD Ameritrade Inc for the Exclusive Benefit of our Clients PO BOX 2226 Omaha, NE 68103-2226	6.03%
International Growth Fund — Class Z
MLPF&S for the Sole Benefit of its Customers ATTN: Fund Administration 97RM2 4800 Deer Lake Dr. E. 2nd Floor Jacksonville, FL 32246-6484	19.62%
UBS WM USA Omni Account M/F ATTN: Dept. Manager 1000 Harbor Boulevard 5th Floor Weehawken, NJ 07086-6761	27.95%*
Wells Fargo Clearing Services LLC Special Custody Account for the Exclusive Benefit of Customers 2801 Market Street Saint Louis, MO 63103-2523	11.84%
National Financial Services LLC For exclusive benefit of our Customers ATTN: Mutual Funds Dept. 4th Floor 499 Washington Boulevard Jersey City, NJ 07310-1995	7.08%
Charles Schwab & Co. Inc. Special Custody Acct FBO Customers Attn. Mutual Fund Ops 211 Main Street San Francisco, CA 94105-1905	10.11%
RBC Capital Markets LLC Mutual Fund Omnibus Processing Attn Mutual Fund Ops Manager 60 South Sixth St – P08 Minneapolis, MN 55402-4413	5.47%
Alger Associates Inc. Harborside Financial Center 600 Plaza One 6th Floor Jersey City, NJ 07311-1223	5.90%
Mid Cap Growth Fund — Class A
MLPF&S for the Sole Benefit of its Customers ATTN: Fund Administration 97RM2 4800 Deer Lake Dr. E. 2nd Floor Jacksonville, FL 32246-6484	9.98%
Wuerttembergische Lebensvers. AG C/O Wuestenrot Bank AG Sicherungsvermoegen Postfach D-71630 Ludwigsburg	13.48%

Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0002	5.02%
Morgan Stanley Smith Barney Harborside Financial Center Plaza 2, 3rd Floor Jersey City, NJ 07311	5.04%
Mid Cap Growth Fund — Class B
Wuerttembergische Lebensvers. AG C/O Wuestenrot Bank AG Sicherungsvermoegen Postfach D-71630 Ludwigsburg	73.55%*
Mid Cap Growth Fund — Class C
MLPF&S for the Sole Benefit of its Customers ATTN: Fund Administration 97RM2 4800 Deer Lake Dr. E. 2nd Floor Jacksonville, FL 32246-6484	14.75%
Wells Fargo Clearing Services LLC Special Custody Account for the Exclusive Benefit of Customers 2801 Market Street Saint Louis, MO 63103-2523	12.34%
LPL Financial 4707 Executive Drive San Diego, CA 92121-3091	16.25%
Morgan Stanley Smith Barney Harborside Financial Center Plaza 2, 3rd Floor Jersey City, NJ 07311	14.98%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0002	7.88%
Mid Cap Growth Fund — Class Z
UBS WM USA Omni Account M/F ATTN DEPT MANAGER 1000 HARBOR BLVD 5TH FL	5.93%
Alger Associates Inc Harborside Financial Center 600 Plaza One 6th Floor Jersey City, NJ 07311-1223	7.94%
Morgan Stanley Smith Barney Harborside Financial Center Plaza 2, 3rd Floor Jersey City, NJ 07311	5.84%
MLPF&S for the Sole Benefit of its Customers ATTN: Fund Administration 97RM2 4800 Deer Lake Dr. E. 2nd Floor Jacksonville, FL 32246-6484	49.84%*
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0002	6.30%
TD Ameritrade Inc. FBO Our Customers P.O. Box 2226 Omaha, NE 68103-2226	9.04%

Capital Appreciation Fund — Class A
MLPF&S for the Sole Benefit of its Customers ATTN: Fund Administration 97RM2 4800 Deer Lake Dr. E. 2nd Floor Jacksonville, FL 32246-6484	17.30%
Massachusetts Mutual Life Insurance Company 1295 State Street C105 Springfield, MA 01111-0001	6.84%
NFS LLC FEBO Transamerica Life Insurance Company 1150 S. Olive Street Suite 2700 Los Angeles, CA 90015-2211	15.33%
Capital Appreciation Fund — Class B
Charles Schwab & Co. Inc. Special Custody Acct. FBO Customers ATTN Mutual Funds 211 Main Street San Francisco, CA 94105-1905	10.45%
Charles Schwab & Co. Inc. Attn: Mutual Fund Ops 211 Main Street San Francisco, CA 94105-1905	7.11%
Capital Appreciation Fund — Class C
MLPF&S for the Sole Benefit of its Customers ATTN: Fund Administration 97RM2 4800 Deer Lake Dr. E. 2nd Floor Jacksonville, FL 32246-6484	15.61%
Raymond James Omnibus for Mutual Funds 880 Carillon Parkway St. Petersburg, FL 33716-1100	5.45%
Wells Fargo Clearing Services LLC Special Custody Account for the Exclusive Benefit of Customers 2801 Market Street Saint Louis, MO 63103-2523	16.75%
Morgan Stanley Smith Barney Harborside Financial Center Plaza 2, 3rd Floor Jersey City, NJ 07311	13.49%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0002	9.00%
LPL Financial 4707 Executive Drive San Diego, CA 92121-3091	12.92%
Capital Appreciation Fund — Class Z
The Vanguard Fiduciary Trust Co Alger Capital Appreciation Retirement Portfolio PO BOX 2600, VM 613	27.82%*
MLPF&S for the Sole Benefit of its Customers Attn: Fund Administration 97RM2 4800 Deer Lake Dr. E., 2nd Floor Jacksonville, FL 32246-6484	9.06%

Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0002	6.08%
UBS WM USA Omni Account M/F ATTN: Dept. Manager 1000 Harbor Blvd. 5th Floor Weehawken, NJ 07086-6761	5.98%
National Financial SVCS LLC for Exclusive Benefit of our Customers ATTN: Mutual Funds Dept 4th Floor 499 Washington Boulevard Jersey City, NJ 07310-1995	15.91%
Growth & Income Fund — Class A
MLPF&S for the Sole Benefit of its Customers ATTN: Fund Administration 97RM2 4800 Deer Lake Dr. E. 2nd Floor Jacksonville, FL 32246-6484	9.77%
Wells Fargo Clearing Services LLC Special Custody Account for the Exclusive Benefit of Customers 2801 Market Street Saint Louis, MO 63103-2523	8.06%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0002	7.07%
Morgan Stanley Smith Barney Harborside Financial Center Plaza 2, 3rd Floor Jersey City, NJ 07311	6.70%
Charles Schwab & Co. Inc. Attn: Mutual Funds 211 Main Street San Francisco, CA 94105-1905	5.72%
LPL Financial Omnibus Customer Account Attn Mutual Fund Trading 4707 Executive Drive San Diego, CA 92121-3091	5.34%
Growth & Income Fund — Class C
Wells Fargo Clearing Services LLC Special Custody Account for the Exclusive Benefit of Customers 2801 Market Street Saint Louis, MO 63103-2523	7.89%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0002	7.80%
Raymond James Omnibus for Mutual Funds House Account Firm 92500015 880 Carillon Parkway St. Petersburg, FL 33716-1100	9.70%
Morgan Stanley Smith Barney Harborside Financial Center Plaza 2, 3rd Floor Jersey City, NJ 07311	22.74%

RBC Capital Markets LLC Mutual Fund Omnibus Processing Attn Mutual Fund Ops Manager 60 South Sixth St – P08 Minneapolis, MN 55402-4413	7.09%
Charles Schwab & Co. Inc. Attn: Mutual Funds 211 Main Street San Francisco, CA 94105-1905	7.55%
LPL Financial 4707 Executive Drive San Diego, CA 92121-3091	6.16%
Growth & Income Fund — Class Z
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0002	13.10%
MLPF&S for the Sole Benefit of its Customers Attn: Fund Administration 97RM2 4800 Deer Lake Dr. E., 2nd Floor Jacksonville, FL 32246-6484	13.66%
UBS WM USA Omni Account M/F ATTN: Dept. Manager 1000 Harbor Boulevard 5th Floor Weehawken, NJ 07086-6761	5.87%
Morgan Stanley Smith Barney Harborside Financial Center Plaza 2, 3rd Floor Jersey City, NJ 07311	17.90%
RBC Capital Markets LLC Mutual Fund Omnibus Processing Attn Mutual Fund Ops Manager 60 South Sixth St – P08 Minneapolis, MN 55402-4413	19.50%
Wells Fargo Clearing Services LLC Special Custody Account for the Exclusive Benefit of Customers 2801 Market Street Saint Louis, MO 63103-2523	8.23%
National Financial Services LLC For Exclusive Benefit of Our Customers Attn: Mutual Funds Department 4th Floor 499 Washington Boulevard Jersey City, NJ 07310-1995	8.13%
Health Sciences Fund — Class A
MLPF&S for the Sole Benefit of its Customers ATTN: Fund Administration 97RM2 4800 Deer Lake Dr. E. 2nd Floor Jacksonville, FL 32246-6484	8.83%
Wells Fargo Clearing Services LLC Special Custody Account for the Exclusive Benefit of Customers 2801 Market Street Saint Louis, MO 63103-2523	5.35%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0002	10.70%

LPL Financial 4707 Executive Drive San Diego, CA 92121-3091	6.43%
Charles Schwab & Co. Inc. Attn: Mutual Funds 211 Main Street San Francisco, CA 94105-1905	5.98%
Health Sciences Fund — Class C
MLPF&S for the Sole Benefit of its Customers ATTN: Fund Administration 97RM2 4800 Deer Lake Dr. E. 2nd Floor Jacksonville, FL 32246-6484	9.71%
Wells Fargo Clearing Services LLC Special Custody Account for the Exclusive Benefit of Customers 2801 Market Street Saint Louis, MO 63103-2523	32.07%*
Morgan Stanley Smith Barney Harborside Financial Center Plaza 2, 3rd Floor Jersey City, NJ 07311	12.47%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0002	8.41%
Raymond James Omnibus for Mutual Funds House Acct Firm 92500015 Attn Courtney Waller 880 Carillon Parkway St. Petersburg, FL 33716-1100	5.50%
Health Sciences Fund — Class Z
Wells Fargo Clearing Services LLC Special Custody Account for the Exclusive Benefit of Customers 2801 Market Street Saint Louis, MO 63103-2523	24.15%
UBS WM USA Omni Account M/F ATTN DEPT MANAGER 1000 HARBOR BLVD 5TH FL	6.59%
MLPF&S for the Sole Benefit of its Customers ATTN: Fund Administration 97RM2 4800 Deer Lake Dr. E. 2nd Floor Jacksonville, FL 32246-6484	8.34%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0002	25.37%*
LPL Financial 4707 Executive Drive San Diego, CA 92121-3091	10.54%
SMid Cap Focus Fund — Class A
Great-West Trust Company LLC TTEE FBO Employee Benefits Clients 8515 E. Orchard Road 2T2 Greenwood Village, CO 80111-5002	5.16%

NFS LLC FEBO Transamerica Life Insurance Company 1150 S. Olive Street Ste. 2700 Los Angeles, CA 90015-2211	13.15%
Great-West Trust Company LLC Trustee FBO Great West IRA Advantage c/o Fascore LLC 8515 E. Orchard Road 2T2 Greenwood Village, CO 80111-5002	7.21%
Great-West Life & Annuity FBO Future Funds II 8515 E. Orchard Road 2T2 Greenwood Village, CO 80111-50002	7.87%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0002	5.21%
Wells Fargo Clearing Services LLC Special Custody Account for the Exclusive Benefit of Customers 2801 Market Street Saint Louis, MO 63103-2523	5.74%
MLPF&S for the Sole Benefit of its Customers ATTN: Fund Administration 97RM2 4800 Deer Lake Dr. E. 2nd Floor Jacksonville, FL 32246-6484	5.87%
SMid Cap Focus Fund — Class C
Raymond James 880 Carillon Parkway St. Petersburg, FL 33716-1100	7.66%
MLPF&S for the Sole Benefit of its Customers ATTN: Fund Administration 97RM2 4800 Deer Lake Dr. E. 2nd Floor Jacksonville, FL 32246-6484	8.12%
Wells Fargo Clearing Services LLC Special Custody Account for the Exclusive Benefit of Customers 2801 Market Street Saint Louis, MO 63103-2523	25.46%*
Morgan Stanley Smith Barney Harborside Financial Center Plaza 2, 3rd Floor Jersey City, NJ 07311	21.30%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0002	5.81%
LPL Financial Omnibus Customer Account Attn Mutual Fund Trading 4707 Executive Drive San Diego, CA 92121-3091	5.16%
SMid Cap Focus Fund — Class I
Wells Fargo Clearing Services LLC Special Custody Account for the Exclusive Benefit of Customers 2801 Market Street Saint Louis, MO 63103-2523	8.50%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0002	10.13%

Morgan Stanley Smith Barney Harborside Financial Center Plaza 2, 3rd Floor Jersey City, NJ 07311	30.11%*
Charles Schwab & Co., Inc. ATTN: Mutual Fund Operations 211 Main St. San Francisco, CA 94105-1905	13.84%
LPL Financial 4707 Executive Drive San Diego, CA 92121-3091	9.61%
Raymond James Omnibus for Mutual Funds 880 Carillon Parkway St. Petersburg, FL 33716-1100	9.56%
SMid Cap Focus Fund — Class Y
Alger Associates Inc. Harborside Financial Center 600 Plaza One 6th Floor Jersey City, NJ 07311-1223	100%*
SMid Cap Focus Fund — Class Z
Morgan Stanley Smith Barney Harborside Financial Center Plaza 2, 3rd Floor Jersey City, NJ 07311	10.31%
MLPF&S for the Sole Benefit of its Customers ATTN: Fund Administration 97RM2 4800 Deer Lake Dr. E. 2nd Floor Jacksonville, FL 32246-6484	13.05%
Wells Fargo Clearing Services LLC Special Custody Account for the Exclusive Benefit of Customers 2801 Market Street Saint Louis, MO 63103-2523	22.94%
UBS WM USA Omni Account M/F 1000 Harbor Boulevard Weehawken, NJ 07086-6761	14.14%
LPL Financial 4707 Executive Drive San Diego, CA 92121-3091	10.75%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0002	7.75%
Small Cap Focus Fund — Class A
MLPF&S for the Sole Benefit of its Customers ATTN: Fund Administration 97RM2 4800 Deer Lake Dr. E. 2nd Floor Jacksonville, FL 32246-6484	6.35%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0002	6.43%
Wells Fargo Clearing Services LLC Special Custody Acct for the Exclusive Benefit of Customers 2801 Market Street Saint Louis, MO 63103-2523	18.24%

LPL Financial 4707 Executive Drive San Diego, CA 92121-3091	6.89%
Charles Schwab & Co. Inc. ATTN Mutual Funds 211 Main Street San Francisco, CA 94105-1905	6.37%
Charles Schwab & Co., Inc. ATTN Mutual Fund Ops 211 Main Street San Francisco, CA 94105-1905	5.33%
Morgan Stanley Smith Barney Harborside Financial Center Plaza 2, 3rd Floor Jersey City, NJ 07311	9.77%
Raymond James Omnibus for Mutual Funds 880 Carillon Parkway St. Petersburg, FL 33716-1100	7.35%
Small Cap Focus Fund — Class C
LPL Financial 4707 Executive Drive San Diego, CA 92121-3091	6.54%
Wells Fargo Clearing Services LLC Special Custody Account for the Exclusive Benefit of Customers 2801 Market Street Saint Louis, MO 63103-2523	26.37%*
Raymond James Omnibus for Mutual Funds House Account Firm 92500015 880 Carillon Parkway St. Petersburg, FL 33716-1100	7.95%
MLPF&S for the Sole Benefit of its Customers Attn: Fund Administration 97RM2 4800 Deer Lake Dr. E., 2nd Floor Jacksonville, FL 32246-6484	10.09%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0002	5.90%
Morgan Stanley Smith Barney Harborside Financial Center Plaza 2, 3rd Floor Jersey City, NJ 07311	16.66%
Small Cap Focus Fund — Class I
Raymond James Omnibus for Mutual Funds 880 Carillon Parkway St. Petersburg, FL 33716-1100	26.11%*
Charles Schwab & Co. Inc. ATTN: Mutual Funds Ops 211 Main Street San Francisco, CA 94105-1905	11.89%
LPL Financial 4707 Executive Drive San Diego, CA 92121-3091	8.98%

Morgan Stanley Smith Barney Harborside Financial Center Plaza 2, 3rd Floor Jersey City, NJ 07311	7.69%
Pershing LLC 1 Pershing Plaza Jersey City, NJ 07399-0002	6.87%
Small Cap Focus Fund — Class Y
MLPF&S for the Sole Benefit of its Customers Attn: Fund Administration 97RM2 4800 Deer Lake Dr. E., 2nd Floor Jacksonville, FL 32246-6484	99.65%*
Small Cap Focus Fund — Class Z
MLPF&S for the Sole Benefit of its Customers Attn: Fund Administration 97RM2 4800 Deer Lake Dr. E., 2nd Floor Jacksonville, FL 32246-6484	18.50%
UBS WM USA Omni Account M/F ATTN: Dept. Manager 1000 Harbor Boulevard 5th Floor Weehawken, NJ 07086-6761	9.69%
Morgan Stanley Smith Barney Harborside Financial Center Plaza 2, 3rd Floor Jersey City, NJ 07311	18.23%
LPL Financial 4707 Executive Drive San Diego, CA 92121-3091	9.00%
Wells Fargo Clearing Services LLC Special Custody Acct. for the Exclusive Benefit of Customers 2801 Market Street Saint Louis, MO 63103-2523	14.37%
TD Ameritrade Inc. FBO Our Customers P.O. Box 2226 Omaha, NE 68103-2226	5.60%
National Financial SVCS LLC for Exclusive Benefit of our Customers ATTN: Mutual Funds Department 4th Floor 499 Washington Boulevard Jersey City, NJ 07310-1995	5.13%
Charles Schwab & Co. Inc. Attn Mutual Fund Ops 211 Main Street San Francisco, CA 94105-1905	5.42%
Alger 25 Fund — Class P
Alger Associates Inc. Harborside Financial Center 600 Plaza One, 6th Floor Jersey City, NJ 07311-1223	24.48%
Brown Brothers Harriman & Co as Custodian for The Alger Portfolios Alger Cap Growth Portfolio 7002827 Reinvest 140 Broadway New York, NY 10005-1108	70.28%*

*  A shareholder who owns more than 25% of the voting securities of a Fund is deemed to "control" the Fund under the Act, and may heavily influence a shareholder vote.

ORGANIZATION

The Trust has been organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts pursuant to an Agreement and Declaration of Trust dated March 20, 1986 (the "Trust Agreement"). Alger Money Market Portfolio commenced operation on November 11, 1986 and was terminated on February 28, 2011. Alger Small Capitalization Portfolio and Alger Growth Portfolio commenced operations on November 11, 1986. On September 29, 2000, Alger Growth Portfolio was renamed Alger LargeCap Growth Portfolio. On May 31, 2013, Alger Large Cap Growth Fund became Alger International Growth Fund. Alger Balanced Portfolio commenced operations on June 1, 1992, and became Alger Growth & Income Fund on March 11, 2011. Alger MidCap Growth Portfolio commenced operations on May 24, 1993 and Alger Capital Appreciation Portfolio commenced operations on November 1, 1993. Alger Health Sciences Portfolio commenced operations on May 1, 2002. Alger SmallCap and Mid-Cap Growth Portfolio commenced operations on May 8, 2002, changed its name to Alger SMidCap Growth Fund on July 1, 2008, and became Alger SMid Cap Focus Fund on August 30, 2017. The name of each existing series of the Trust was changed from "Portfolio" to "Fund" on February 24, 2004. Alger Growth Opportunities Fund commenced operations on March 3, 2008, and changed its name to Alger Small Cap Focus Fund on August 7, 2015. Alger Convertible Fund commenced operations on January 9, 2009 and was terminated on February 28, 2011. On March 1, 2010, spaces were added to the names of Alger Large Cap Growth Fund, Alger Mid Cap Growth Fund, Alger SMid Cap Growth Fund, and Alger Small Cap Growth Fund. The word "Alger" in the Trust's name has been adopted pursuant to a provision contained in the Trust Agreement. Under that provision, Alger Management may terminate the Trust's license to use the word "Alger" in its name when Alger Management ceases to act as the Trust's investment manager. On December 31, 1996, Class A Shares were added to all existing portfolios of the Trust. Class A shares have an initial sales charge. The previously existing shares in those portfolios, subject to a CDSC, were designated Class B Shares on that date. Class C Shares, which are subject to a CDSC, were created on August 1, 1997. On February 24, 2004, the names of the Trust and its then-existing portfolios were changed to their current names. The Alger Funds began offering Class Y Shares on February 28, 2017. Alger 25 Fund commenced operations, offering Class P Shares, on December 28, 2017.

The Class A, B, C, I, P, Y and Z Shares differ in that: (a) each class has a different class designation; (b) the Class A Shares are subject to initial sales charges; (c) the Class B and Class C Shares are subject to CDSCs, and certain Class A Shares may also be subject to a CDSC; (d) each of Class A, B, C, I and T Shares are subject to different distribution and/or service fees under the Plans; (e) Class P, Y and Z Shares are not subject to distribution and/or service fees; (f) to the extent that one class alone is affected by a matter submitted to a vote of the shareholders, then only that class has voting power on the matter; and (g) the exchange privileges and conversion rights of each class differ from those of the others.

Although, as a Massachusetts business trust, the Trust is not required by law to hold annual shareholder meetings, it may hold meetings from time to time on important matters, and shareholders have the right to call a meeting to remove a Trustee or to take other action described in the Trust's Declaration of Trust.

Meetings of shareholders normally will not be held for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Under the Act, shareholders of record of no less than two-thirds of the outstanding shares of the Trust may remove a Trustee through a declaration in writing or by vote cast in person or by proxy at a meeting called for that purpose. Under the Trust Agreement, the Trustees are required to call a meeting of shareholders for the purpose of voting on the question of removal of any such Trustee when requested in writing to do so by the shareholders of record of not less than 10 percent of the Trust's outstanding shares.

Shares do not have cumulative voting rights, which means that holders of more than 50 percent of the shares voting for the election of Trustees can elect all Trustees. Shares have equal voting rights, which cannot be adversely modified other than by majority vote. Shares are transferable but have no preemptive, conversion or subscription rights, except that Class B Shares automatically convert to Class A Shares after specified periods. Shareholders generally vote by Fund, except with respect to the election of Trustees and the ratification of the selection of independent accountants, and by class within a Fund on matters in which the interests of one class differ from those of another; see also item (f) in the third preceding paragraph. Physical share certificates are not issued for shares of the Fund.

Massachusetts law provides that shareholders could, under certain circumstances, be held personally liable for the obligations of the Trust. However, the Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a Trustee. The Trust Agreement provides for indemnification from the Trust's property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Trust itself would be unable to meet its obligations, a possibility that the Trust believes is remote.

Upon payment of any liability incurred by the Trust, the shareholder paying the liability will be entitled to reimbursement from the general assets of the Trust. The Trustees intend to conduct the operations of the Fund in a manner so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Trust.

The Trust is an open-end management investment company. The Funds are classified as "diversified" investment companies under the Act. A "diversified" investment company is required, with respect to 75% of its assets, to limit its investment in any one issuer (other than the U.S. government and other investment companies) to no more than 5% of the investment company's total assets. The Funds intended to continue to qualify as a "regulated investment companies" under the Internal Revenue Code; one of the requirements for such qualification is a quarterly diversification test, applicable to 50% (rather than 75%) of the Fund's assets, similar to the requirement stated above.

PROXY VOTING POLICIES AND PROCEDURES

The Board of Trustees of The Alger Funds has delegated authority to vote all proxies related to the Funds' portfolio securities to Alger Management, the Funds' investment manager. Alger Management, an investment adviser registered under the Investment Advisers Act of 1940, as amended, maintains discretionary authority over client accounts, including the Funds, and is responsible for voting proxies of all foreign and domestic securities held in the Funds. Management views the responsibility its clients have entrusted to it seriously and has adopted and implemented written policies and procedures designed to ensure that proxies are voted in the best interests of its clients.

Alger Management delegates its proxy voting authority for all foreign and domestic securities held in the Funds to Institutional Shareholder Services Inc. ("ISS"), a leading proxy voting service provider and registered investment adviser. ISS votes proxies strictly in accordance with pre-determined proxy voting guidelines intended to vote proxies in the clients' best interests, which are summarized below. To the extent ISS has a material conflict of interest with the company whose proxies are at issue, ISS may recuse itself from voting proxies. Alger Management monitors ISS's proxy voting policies and procedures on a quarterly basis to ensure that the proxies are voted in the best interests of the applicable Fund. Further, Alger Management has a process in place for making voting determinations in the event of a conflict of interest.

Alger Management maintains records of its proxy voting policies and procedures. Alger Management or ISS, on Alger Management's behalf, maintains proxy statements received regarding securities held by the Funds; records of votes cast on behalf of each Fund; records of requests for proxy voting information; and any documents prepared that were material to making a voting decision.

No later than August 31st each year, the Funds' proxy voting record for the most recent 12 months ended June 30th will be available upon request by calling (800) 992-3863 and/on the Funds' website and on the Securities and Exchange Commission's website at http://www.sec.gov.

The following is a summary of the pre-determined voting guidelines used by Alger Management or ISS, on Alger Management's behalf, to vote proxies of securities held by the Funds.

The following is a summary of the two sets of voting guidelines used (as applicable) by Alger Management, or ISS on Alger Management's behalf, to vote proxies of securities held by the Fund.

Overview of ISS's Specialty SRI U.S. Proxy Voting Guidelines

ISS's SRI proxy voting guidelines, like the other Specialty Policy proxy voting guidelines, have been formulated to help institutional investors align their corporate governance philosophies and investment objectives with their proxy voting activities. They have been developed specifically to reflect the perspectives of the SRI investor constituency and are designed to represent the views of related organizations and applicable global initiatives. The ISS SRI guidelines are generally supportive of proposals that promote:

•  Greater disclosure of corporate environmental policies including climate change and greenhouse gas or toxic emissions;

•  Greater transparency of social policies such as those concerning workplace discrimination and corporate board diversification efforts, human rights, and compliance with human/labor rights norms/codes of conduct; and

•  Reporting on sustainable business practices including recycling, wood procurement, water use, operations in sensitive or protected areas, energy efficiency/renewable energy, and incorporation of sustainability- related performance metrics into executive compensation.

In addition, the SRI guidelines are also supportive of the following topics:

•  Board diversity — recommend votes against nominating committee members when the board lacks diversity (the ISS Benchmark guidelines do not consider diversity when providing recommendations on board members);

•  ESG risk management — recommend votes against directors individually, on a committee, or potentially the entire board due to material failures of governance, stewardship, risk oversight, or fiduciary responsibilities at the company, including failure to adequately manage or mitigate environmental and social risks (the ISS Benchmark guidelines do not recommend votes against directors for ESG risks);

•  Auditor independence — recommend votes against auditor ratification when non-audit fees exceed a quarter of total fees paid to auditor (the ISS Benchmark guidelines recommend votes against the auditor ratification when non audit fees exceed half of total fees); and

•  Environmental stewardship and socially responsible/sustainable business practices.

The SRI guidelines will generally support proxy voting proposals that call for actions beyond disclosure reporting of corporate environmental policies or resolutions seeking greater transparency around social policies and practices — including support for proposals seeking adoption of policies on topics such as human/labor rights, workplace safety or discrimination, access to pharmaceutical drugs, incorporation of sustainability-related performance metrics into executive compensation, hydraulic fracturing and climate change and greenhouse gas or toxic emissions, among others.

The SRI guidelines also have a higher bar when evaluating Management Say-On-Pay proposals (MSOPs) that outline executive compensation programs compared to the ISS Benchmark Policy, with greater emphasis on the strength of alignment between pay and performance when executive pay has outpaced returns to shareholders over short- and long-term periods. The guidelines also place greater scrutiny on pay quantum relative to the firm's peers as well as with respect to other executive officers within the firm in question, in the context of company performance and the proportion of executive pay that is performance-contingent. A separate document providing more details on the SRI policy's approach to MSOPs is available.

Further, the SRI guidelines also assess whether any relevant social or environmental metrics are a component of performance-based pay elements in executive pay programs, particularly in instances where significant ESG controversies have been identified that pose potential material risks to the company and its shareholders.

Overview ISS's Specialty SRI International Proxy Voting Guidelines

ISS's SRI International proxy voting guidelines, like the other Specialty Policy proxy voting guidelines, have been formulated to help institutional investors align their corporate governance philosophies and investment objectives with their proxy voting activities for international holdings. They have been developed specifically to reflect the perspectives of the SRI investor constituency and are designed to represent the views of related organizations and applicable global initiatives. The ISS SRI International guidelines are generally supportive of proposals that promote:

•  Greater disclosure of corporate environmental policies including climate change and greenhouse gas or toxic emissions;

•  Greater transparency of social policies such as those concerning workplace discrimination and corporate board diversification efforts, human rights, and compliance with human/labor rights norms/codes of conduct; and

•  Reporting on sustainable business practices including recycling, wood procurement, water use, operations in sensitive or protected areas, energy efficiency/renewable energy, and incorporation of sustainability-related performance metrics into executive compensation.

•  In addition, the SRI International guidelines are also supportive of the following topics:

•  Board diversity — evaluate gender diversity on boards in international markets when reviewing director elections, to the extent that disclosure and market practices permit (the ISS Benchmark guidelines do not consider diversity when providing recommendations on board members);

•  ESG risk management — recommend votes against directors individually, the relevant committee, or potentially the entire board due to material failures of governance, stewardship, risk oversight, or fiduciary responsibilities at the company, including failure to adequately manage or mitigate environmental and social risks (the ISS Benchmark guidelines do not recommend votes against directors for ESG risks); and

•  Environmental stewardship and socially responsible/sustainable business practices.

ISS's Social Advisory Services division recognizes that socially responsible investors have dual objectives: financial and social. Socially responsible investors invest for economic gain, as do all investors, but they also require that the companies in which they invest conduct their business in a socially and environmentally responsible manner. Social Advisory Services has, therefore, developed proxy voting guidelines that are consistent with the dual objectives of socially responsible shareholders. On matters of social and environmental import, the guidelines seek to reflect a broad consensus of the socially responsible investing community. We incorporate the active ownership and investment philosophies of leading globally recognized initiatives such as the United Nations Environment Programme Finance Initiative (UNEP FI), the United Nations Principles for Responsible Investment (UNPRI), the United Nations Global Compact, and environmental and social European Union Directives.

ISS SRI International Proxy Voting Guidelines Background

ISS's SRI international voting guidelines reflect a broad consensus of the socially responsible investor community in promoting the dual objectives of SRI investors — financial returns and responsible social/environmental conduct by corporations.

The SRI guidelines, which have been in place for more than sixteen years, have been developed in collaboration with our SRI clients and SRI market participants, and are also informed by the active ownership and investment philosophies of globally recognized initiatives such as the UNEP FI, the UN PRI, the UN Global Compact, CERES/Sullivan Principles, and environmental and social European Union Directives, among others.

FINANCIAL STATEMENTS

The Trust's audited financial statements for the year ended October 31, 2017 are contained in its Annual Report to Shareholders for that period and are hereby incorporated by reference. Copies of the Trust's Reports to Shareholders may be obtained by telephoning (800) 992-3863.

POTENTIAL CONFLICTS OF INTEREST

Information in the following discussion relating to the business, practices, policies and rights of Alger Management and its affiliates has been provided by Alger Management.

Summary

Alger Management is owned by Alger Inc., a registered broker-dealer and a member of the New York Stock Exchange, which is wholly-owned by Alger Associates. Alger Inc. serves as the principal underwriter for the Funds and as a broker-dealer for securities trades placed on behalf of Alger Management clients and accounts. Alger Inc. does not conduct public brokerage business and substantially all of its transactions are for clients of Alger Management if their investment guidelines and relevant regulations that govern their accounts allow it. Neither Alger Management nor any of its management personnel is registered or plans to register as a futures commission merchant, commodity pool operator, commodity trading advisor, or an associated person of these entities.

In addition to serving as investment adviser of the mutual funds in the Alger Family of Funds, Alger Management is the investment adviser to Alger Dynamic Return Fund LLC, a Delaware limited liability company, as well as to Alger SICAV, a publicly offered pooled investment vehicle registered in Luxembourg. Alger Management also serves as a sub-adviser to third-party registered investment companies. Weatherbie Capital, LLC, a registered investment adviser, is also owned by Alger Associates, and is an affiliate of the Manager. From time to time, the Manager, its affiliates or a related person ("Alger Affiliates") may own significant stakes in one or more of the above.

Alger Affiliates also have other direct and indirect interests in the equity markets, directly or through investments in pooled products, in which the Funds directly and indirectly invest. Investors should be aware that this may cause Alger Affiliates to have conflicts that could disadvantage the Funds.

As a registered investment adviser under the Investment Advisers Act of 1940, as amended, Alger Management is required to file and maintain a registration statement on Form ADV with the SEC. Form ADV contains information about assets under management, types of fee arrangements, types of investments, conflicts and potential conflicts of interest, and other relevant information regarding Alger Management. Alger Management's Form ADV is available on the SEC's website (www.adviserinfo.sec.gov).

Conflicts as a Result of the Manager's Other Affiliates

Selection of Administrative and Other Service Providers. Alger Management may choose to (and currently does) have Alger Affiliates provide administrative services, shareholder services, brokerage and other account services to the Funds. While any such engagement would be on market terms, it will nevertheless result in greater benefit to Alger Management than hiring a similarly qualified unaffiliated service provider.

In connection with these services and subject to applicable law, Alger Affiliates, including the Manager, may from time to time, and without notice to investors or clients, in-source or outsource certain processes or functions that it provides in its administrative or other capacities. Such in-sourcing or outsourcing may give rise to additional conflicts of interest, including which processes or functions to in-source or outsource, which entity to outsource to, and the fees charged by the Alger Affiliates or the third party.

Information the Investment Adviser May Receive. Alger Management and its affiliates may have access to the current status of certain markets, investments and funds because of Alger Affiliates' brokerage and other activities. Alger Affiliates may therefore possess information which, if known to Alger Management, might cause Alger Management to seek to dispose of, retain or increase interests in investments held by a Fund, or acquire certain positions on behalf of a Fund. Moreover, Alger Management and its affiliates may come into possession of material, non-public information that would prohibit or otherwise limit its ability to trade on behalf of the Funds. A fund not advised by Alger Management would not be subject to these restrictions. Alger Management maintains policies designed to prevent the disclosure of such information; however, such policies may not fully address situations described above.

Allocation Issues

As Alger Management manages multiple accounts or funds managed or advised by Alger Affiliates (including Alger Management) or in which Alger Affiliates (including Alger Management) or its personnel have interests (collectively, the "client/Alger Affiliates accounts"), issues can and do arise as a result of how Alger Management allocates investment opportunities. In an effort to treat all clients/Alger Affiliates reasonably in light of all factors relevant to managing an account, trades will generally be allocated pro rata among the Funds and client/Alger Affiliates accounts whenever possible. There are exceptions to this practice, however, as described below:

Unusual Market Conditions. During periods of unusual market conditions, Alger Management may deviate from its normal trade allocation practices. During such periods, Alger Management will seek to exercise a disciplined process for determining its actions to appropriately balance the interests of all accounts, including the Funds, as it determines in its sole discretion.

Availability of Investments. The availability of certain investments such as initial public offerings or private placements may be limited. In such cases, not all client/Alger Affiliates accounts (including the Funds) will receive an allocation. As a result, the amount, timing, structuring or terms of an investment by a Fund may differ from, and performance may be lower than, investments and performance of other client/Alger Affiliates accounts.

Alger Management, as a general practice, allocates initial public offering shares and other limited availability investments pro rata among the eligible client/Alger Affiliates accounts (including the Funds). An account or accounts may not receive an allocation because it lacks available cash, is restricted from making certain investments, the account pays a performance fee, the account is so large that the allocation is determined to not be meaningful to the account's overall performance, or due to co-investment by Alger Affiliates. When a pro rata allocation of limited availability investments is not possible or is not appropriate, Alger Management considers numerous other factors to determine an appropriate allocation. These factors include (i) Alger Management's good faith assessment of the best use of such limited opportunities relative to the account's investment objectives (ii) account investment horizons, investment objectives and guidelines; (iii) different levels of investment for different strategies; (iv) client-specific investment guidelines and restrictions; (v) the expected future capacity of applicable funds or client/Alger Affiliates accounts; (vi) fully directed status of brokerage accounts; (vii) tax sensitivity of accounts; (viii) suitability requirements and the nature of the investment opportunity; (ix) account turnover guidelines; (x) cash and liquidity considerations, including without limitation, availability of cash for investment; (xi) relative sizes and expected future sizes of applicable accounts; (xii) availability of other appropriate investment opportunities; and/or (xiii) minimum denomination, minimum increments, de minimus threshold and round lot consideration. Suitability considerations may include (i) relative attractiveness of a security to different accounts; (ii) concentration of positions in an account; (iii) appropriateness of a security for the benchmark and benchmark sensitivity of an account; (iv) an account's risk tolerance, risk parameters and strategy allocations; (v) use of the opportunity as a replacement for a security Alger Management believes to be attractive for an account; and/or (vi) considerations related to giving a subset of accounts exposure to an industry.

In some cases, it is possible that the application of these factors may result in certain client/Alger Affiliates accounts receiving an allocation when other accounts do not. Moreover, Alger Affiliates, or accounts in which Alger Affiliates and/or employees have interests, may receive an allocation or an opportunity not allocated to other accounts or the Funds.

Differing Guidelines, Objectives and Time Horizons. Because client/Alger Affiliates accounts (including the Funds) are managed according to different strategies and individual client guidelines, accounts may not be able to participate in a transaction or strategy employed by Alger Management.

Actions taken by one account could affect others. For example, in the event that withdrawals of capital result in one account selling securities, this could result in securities of the same issuer falling in value, which could have a material adverse effect on the performance of other accounts (including the Funds) that do not sell such positions.

Alger Affiliates may also develop and implement new strategies, which may not be employed in all accounts or pro rata among the accounts where they are employed, even if the strategy is consistent with the objectives of all accounts. Alger Affiliates may make decisions based on such factors as strategic fit and other portfolio management considerations, including an account's capacity for such strategy, the liquidity of the strategy and its underlying instruments, the account's liquidity, the business risk of the strategy relative to the account's overall portfolio make-up, the lack of efficacy of, or return expectations from, the strategy for the account, and any such other factors as Alger Affiliates deem relevant in their sole discretion. For example, such a determination may, but will not necessarily, include consideration of the fact that a particular strategy will not have a meaningful impact on an account given the overall size of the account, the limited availability of opportunities in the strategy and the availability of other strategies for the account.

Investing in Different Classes of the Same Issuer. Conflicts also arise when one or more client/Alger Affiliates accounts (including a Fund) invests in different classes of securities of the same issuer. As a result, one or more client/Alger Affiliates accounts may pursue or enforce rights with respect to a particular issuer in which a Fund has invested, and those activities may have an adverse effect on the Fund. For example, if a client/Alger Affiliates account holds debt securities of an issuer and a Fund holds equity securities of the same issuer, if the issuer experiences financial or operational challenges, the client/Alger Affiliates account which holds the debt securities may seek a liquidation of the issuer, whereas the Fund which holds the equity securities may prefer a reorganization of the issuer. In addition, Alger Management may also, in certain circumstances, pursue or enforce rights with respect to a particular issuer jointly on behalf of one or more client/Alger Affiliates accounts, the Fund, or Alger Affiliates. The Funds may be negatively impacted by Alger

Affiliates' and other client/Alger Affiliates accounts' activities, and transactions for the Funds may be impaired or effected at prices or terms that may be less favorable than would otherwise have been the case had Alger Affiliates and other client/Alger Affiliates accounts not pursued a particular course of action with respect to the issuer of the securities.

Conflicts Related to Timing of Transactions. When Alger or a client/Alger Affiliates account implements a portfolio decision or strategy ahead of, or contemporaneously with, similar portfolio decisions or strategies for a Fund (whether or not the portfolio decisions emanate from the same research analysis or other information), market impact, liquidity constraints, or other factors could result in the Fund receiving less favorable trading results. In addition, the costs of implementing such portfolio decisions or strategies could be increased or the Fund could otherwise be disadvantaged. Alger Affiliates may, in certain cases, implement internal policies and procedures designed to limit such consequences to client/Alger Affiliates accounts, which may cause a Fund to be unable to engage in certain activities, including purchasing or disposing of securities, when it might otherwise be desirable for it to do so.

Moreover, each client/Alger Affiliates account is subject to independent management. Given the independence in the implementation of advice to these accounts, there can be no warranty that such investment advice will be implemented simultaneously. Neither Alger Management nor its affiliates will always know when advice issued has been executed and, if so, to what extent. Alger Management and its affiliates will use reasonable efforts to procure timely execution. It is possible that prior execution for or on behalf of an account could adversely affect the prices and availability of the securities and instruments in which the Funds invest. In other words, an account, by trading first, may increase the price or decrease the availability of a security to the Funds. In some instances, Alger Management is retained under a managed account or wrap program in which the client pays a single fee to the program sponsor, out of which fee the program sponsor pays Alger Management the management fee. The sponsor then executes trades without additional commission charges. Alger Management is directed by clients in these wrap programs to effect transactions for their accounts through the program sponsor or the sponsor's broker-dealer affiliate. In other instances, internal policies designed to facilitate trade aggregation may result in delays in placing trades, which may adversely affect trade execution.

The fact that personnel of certain Alger Affiliates are dedicated to one or more Funds, accounts or clients may be a factor in determining the timing of implementation and allocation of opportunities sourced by such personnel. Alger Affiliates may delay trades for a Fund or account in order to aggregate such trades. Alger Affiliates may also consider reputational matters and other considerations. Differences in allocations will affect the performance of the Funds.

Cross Transactions. From time to time and for a variety of reasons, certain client/Alger Affiliates accounts may buy or sell positions in a particular security while a Fund is undertaking the opposite strategy. Trading in the opposite manner could disadvantage the Fund. Moreover, Alger Affiliates may have a potentially conflicting division of loyalties and responsibilities to both parties in such a case. For example, Alger Management will represent both the Fund on one side of a transaction and another account on the other side of the trade (including an account in which Alger Affiliates may have a proprietary interest) in connection with the purchase of a security by such Fund. In an effort to reduce this negative impact, and when permitted by applicable law, the accounts may enter into "cross transactions." A cross transaction, or cross trade, occurs when the Manager causes a Fund to buy securities from, or sell a security to, another client of Alger Management or Alger Affiliates. Alger Management will ensure that any such cross transactions are effected on commercially reasonable market terms and in accordance with applicable law, including but not limited to Alger Management's fiduciary duties to all accounts.

Valuation of Assets.  Alger Affiliates may have a conflict of interest in valuing the securities and other assets in which a Fund may invest. Alger Management is generally paid an advisory fee based on the value of the assets under management, so more valuable securities will result in a higher advisory fee. Alger Management may also benefit from showing better performance or higher account values on periodic statements.

Certain securities and other assets in which the Funds may invest may not have a readily ascertainable market value and will be valued by Alger Management in accordance with the valuation guidelines described in the valuation procedures adopted by the Funds. Such securities and other assets may constitute a substantial portion of a Fund's investments. Alger Management's risk of misstating the value of securities is greater with respect to illiquid securities like those just described.

Alger Affiliates may hold proprietary positions in a Fund. One consequence of such proprietary positions is that Alger Management may be incented to misstate the value of illiquid securities.

Regulatory Conflicts. From time to time, the activities of the Funds may be restricted because of regulatory or other requirements applicable to Alger Affiliates and/or their internal policies designed to comply with, limit the applicability of, or otherwise relate to such requirements. As a result, Alger Affiliates may implement internal restrictions that delay or prevent trades for the Funds, which could result in less favorable execution of trades and may impact the performance of the Funds.

Certain activities and actions may be considered to result in reputational risk or disadvantage for the management of the Funds and Alger Management as well as for other Alger Affiliates. Similar situations could arise if Alger Affiliates serve as directors of companies the securities of which a Fund wishes to purchase or sell or is representing or providing financing to another potential purchaser. The larger Alger Management's investment advisory business and Alger Affiliates' businesses, the larger the potential that these restricted list policies will impact the performance of the Funds.

Other Potential Conflicts Relating to the Management of the Fund by the Manager

Potential Conflicts Relating to Alger Affiliates' Proprietary Activities and Activities On Behalf of Other Accounts. Alger Management may purchase or sell, for itself or Alger Affiliates, mutual funds or other pooled investment vehicles, commercial paper or fixed-income securities that it recommends to its clients. The results achieved by Alger Affiliates proprietary accounts may differ from those achieved for other accounts. Alger Management will manage the Funds and its other client/Alger Affiliates accounts in accordance with their respective investment objectives and guidelines. However, Alger Management may give advice, and take action, with respect to any current or future client/Alger Affiliates accounts that may compete or conflict with the advice Alger Management may give to the Funds including with respect to the return of the investment, the timing or nature of action relating to the investment or method of exiting the investment.

The directors, officers and employees of Alger Affiliates, including Alger Management, may buy and sell securities or other investments for their own accounts (including through investment funds managed by Alger Affiliates, including Alger Management). As a result of differing trading and investment strategies or constraints, positions may be taken by directors, officers and employees that are the same, different from or made at different times than positions taken for the Funds. To reduce the possibility that the Funds will be materially adversely affected by the personal trading described above, Alger Management has established policies and procedures that restrict securities trading in the personal accounts of investment professionals and others who normally come into possession of information regarding the Funds' portfolio transactions. Alger Management has adopted a code of ethics (the "Code of Ethics") and monitoring procedures relating to certain personal securities transactions by personnel of Alger Management which Alger Management deems to involve potential conflicts involving such personnel, client/Alger Affiliates accounts managed by Alger Management and the Funds. The Code of Ethics requires that personnel of Alger Management comply with all applicable federal securities laws and with the fiduciary duties and anti-fraud rules to which Alger Management is subject. The Code of Ethics can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. The Code of Ethics is also available on the EDGAR Database on the SEC's Internet site at http://www.sec.gov. Copies may also be obtained after paying a duplicating fee by writing the SEC's Public Reference Section, Washington, DC 20549-0102, or by electronic request to publicinfo@sec.gov.

Potential Conflicts in Connection With Proxy Voting

Alger Management has adopted policies and procedures designed to prevent conflicts of interest from influencing proxy voting decisions that it makes on behalf of clients, including the Funds, and to help ensure that such decisions are made in accordance with Alger Management's fiduciary obligations to its clients. Notwithstanding such proxy voting policies and procedures, actual proxy voting decisions of Alger Management may have the effect of favoring the interests of other clients or Alger Affiliates provided that Alger Management believes such voting decisions to be in accordance with its fiduciary obligations. In other words, regardless of what Alger Management's conflict of interest is, the importance placed on exercising a client's right to vote dictates that Alger Management will cast the vote in accordance with its voting guidelines even if Alger Management, its affiliate, or its client, somehow, indirectly, benefits from that vote. For a more detailed discussion of these policies and procedures, see the section of this SAI entitled "Proxy Voting Policies and Procedures."

Conflicts in Connection with Sales-Related Incentives. Alger Affiliates and its sales personnel may directly or indirectly receive a portion of the fees and commissions charged to a Fund or its shareholders. Alger Affiliates and its advisory or other personnel may also benefit from increased amounts of assets under management. Fees and commissions may also be higher for some products or services than for others, and the remuneration and profitability to Alger Affiliates and such personnel resulting from transactions on behalf of or management of the Funds may be greater or lesser than the remuneration and profitability resulting from other funds or products.

Conflicts may arise in relation to sales-related incentives. Alger Affiliates and its personnel may receive greater compensation or greater profit in connection with certain funds in the Alger Family of Funds than with other funds, including the Funds. Differentials in compensation may be related to the fact that Alger Affiliates may pay a portion of their advisory fee to an unaffiliated investment adviser, or to other compensation arrangements, including for portfolio management, brokerage transactions or account servicing. Any differential in compensation may create a financial incentive on the part of Alger Affiliates and their personnel to recommend certain funds in the Alger Family of Funds over other funds, including the Funds.

Alger Affiliates may also have relationships with, and purchase, or distribute or sell, services or products from or to, distributors, consultants and others who recommend the Funds, or who engage in transactions with or for the Funds. For example, Alger Affiliates regularly participate in industry and consultant sponsored conferences and may purchase educational, data related or other services from consultants or other third parties that it deems to be of value to its personnel and its business. The products and services purchased from consultants may include, but are not limited to, those that help Alger Affiliates understand the consultant's points of view on the investment management process. Consultants and other parties that provide consulting or other services or provide service platforms for employee benefit plans to potential investors in the Funds may receive fees from Alger Affiliates or the Funds in connection with the distribution of shares in the Funds or other Alger Affiliates products. For example, Alger Affiliates may enter into revenue or fee sharing arrangements with consultants, service providers, and other intermediaries relating to investments in mutual funds, or other products or services offered or managed by Alger Management. Alger Affiliates may also pay a fee for membership in industry-wide or state and municipal organizations or otherwise help sponsor conferences and educational forums for investment industry participants including, but not limited to, trustees, fiduciaries, consultants, administrators, state and municipal personnel and other clients. Alger Affiliates'membership in such organizations allows Alger Affiliates to participate in these conferences and educational forums and helps Alger Affiliates interact with conference participants and to develop an understanding of the points of view and challenges of the conference participants. In addition, Alger Affiliates' personnel, including employees of Alger Affiliates, may have board, advisory, brokerage or other relationships with issuers, distributors, consultants and others that may have investments in the Funds or that may recommend investments in the Funds or distribute the Funds. In addition, Alger Affiliates, including Alger Management, may make charitable contributions to institutions, including those that have relationships with clients or personnel of clients. Personnel of Alger Affiliates may also make political contributions. As a result of the relationships and arrangements described in this paragraph, consultants, distributors and other parties may have conflicts associated with their promotion of the Funds or other dealings with the Funds that create incentives for them to promote the Funds or certain portfolio transactions.

To the extent permitted by applicable law, Alger Affiliates or the Funds may make payments to authorized dealers and other financial intermediaries ("Intermediaries") from time to time to promote client/Alger Affiliates accounts, the Funds and other products. In addition to placement fees, sales loads or similar distribution charges, payments may be made out of Alger Affiliates' assets, or amounts payable to Alger Affiliates rather than a separately identified charge to the Funds, client/Alger Affiliates accounts or other products. Such payments may compensate Intermediaries for, among other things: marketing the Funds, client/Alger Affiliates accounts and other products (which may consist of payments resulting in or relating to the inclusion of the Funds, client/Alger Affiliates accounts and other products on preferred or recommended fund lists or in certain sales programs from time to time sponsored by the Intermediaries); access to the Intermediaries' registered representatives or salespersons, including at conferences and other meetings; assistance in training and education of personnel; fees for directing investors to the Funds, client/Alger Affiliates accounts and other products; "finders fees" or "referral fees" or other fees for providing assistance in promoting the Funds, client/Alger Affiliates accounts and other products (which may include promotions in communications with the Intermediaries' customers, registered representatives and salespersons); and/or other specified services intended to assist in the distribution and marketing of the Funds, client/Alger Affiliates accounts and other products. Such payments may be a fixed dollar amount; may be based on the number of customer accounts maintained by an Intermediary; may be based on a percentage of the value of interests sold to, or held by, customers of the Intermediary involved; or may be calculated on another basis. The payments may also, to the extent permitted by applicable regulations, contribute to various non-cash and cash incentive arrangements to promote certain products, as well as sponsor various educational programs, sales contests and/or promotions. Furthermore, subject to applicable law, such payments may also pay for the travel expenses, meals, lodging and entertainment of Intermediaries and their salespersons and guests in connection with educational, sales and promotional programs. The additional payments by Alger Affiliates may also compensate Intermediaries for subaccounting, administrative and/or shareholder processing or other investor services that are in addition to the fees paid for these services by such products.

The payments made by Alger Affiliates or the Funds may be different for different Intermediaries. The payments may be negotiated based on a range of factors, including but not limited to, ability to attract and retain assets, target markets, customer relationships, quality of service and industry reputation. Payment arrangements may include breakpoints in compensation which provide that the percentage rate of compensation varies as the dollar value of the amount sold or invested through an Intermediary increases. The presence of these payments and the basis on which an Intermediary compensates its registered representatives or salespersons may create an incentive for a particular Intermediary, registered representative or salesperson to highlight, feature or recommend certain products based, at least in part, on the level of compensation paid.

Potential Conflicts in Connection with Brokerage Transactions

Trade Aggregation. If Alger Management believes that the purchase or sale of a security is in the best interest of more than one client/Alger Affiliates account (including the Funds), it may (but is not obligated to) aggregate the orders to be sold or purchased to seek favorable execution or lower brokerage commissions, to the extent permitted by applicable laws and regulations. Aggregation of trades under this circumstance should, on average, decrease the costs of execution. In the event Alger Management aggregates a trade for participating accounts, the method of allocation will generally be determined prior to the trade execution. Although no specific method of allocation of trades is expected to be used, allocations are generally pro rata and if not, will be designed so as not to systematically and consciously favor or disfavor any account in the allocation of investment opportunities. The accounts aggregated may include registered and unregistered investment companies, Alger Affiliates Accounts (including the Funds), and separate accounts. Transaction costs will be shared by participants on a pro-rata basis according to their allocations.

When orders are aggregated for execution, it is possible that Alger Affiliates will receive benefits from such trades, even in limited capacity situations. Alger Management maintains policies and procedures that it believes are reasonably designed to deal equitably with conflicts of interest that may arise in certain situations when purchase or sale orders for an account are aggregated for execution with orders for Alger Affiliates Accounts. Alger Management may aggregate trades for its clients and affiliates in private placements pursuant to internally developed procedures. In such cases, Alger Management will only negotiate the price of such investments, and no other material terms of the offering, and will prepare a written allocation statement reflecting the allocation of the securities.

Alger Management is not required to bunch or aggregate trades if portfolio management decisions for different accounts are made separately, or if it determines that bunching or aggregating is not practicable, or with respect to client directed accounts.

Even when trades are aggregated, prevailing trading activity frequently may make impossible the receipt of the same price or execution on the entire volume of securities purchased or sold. When this occurs, the various prices may be averaged, and the Funds will be charged or credited with the average price. Thus, the effect of the aggregation may operate on some occasions to the disadvantage of the Funds. In addition, under certain circumstances, the Funds will not be charged the same commission or commission equivalent rates in connection with a bunched or aggregated order.

Soft Dollars. Alger Management relies primarily on its own internal research group to provide primary research in connection with buy and sell recommendations. However, the Alger Management may receive indirect research, whether a product or a service, in exchange for soft dollar credits (commissions earned on Fund trades). Such research generally will be used as a secondary source of research information. The research services that Alger Management may receive from brokerage firms include research on specific industries and companies; macroeconomic analyses; analyses of national and international events and trends; evaluations of thinly traded securities; computerized trading screening techniques and securities ranking services; and general research services (i.e., Bloomberg, Reuters).

Commissions for the combination of execution and research services may be higher than for execution services alone. Alger Management may pay higher commissions for receipt of brokerage and research services in connection with securities trades that are consistent with the "safe harbor" provisions of Section 28(e) of the Securities Exchange Act of 1934, as amended (the "Securities Exchange Act"). This benefits Alger Management because it does not have to pay for the research, products, or services. Such benefit gives Alger Management an incentive to select a broker-dealer based on its interest in receiving the research, products, or services rather than on its clients' interest in receiving the most favorable execution.

Research or other services obtained in this manner may be used in servicing any or all of the Funds and other client/Alger Affiliates accounts. This includes client/Alger Affiliates accounts other than those that pay commissions to the broker providing soft dollar benefits. To the extent permitted by applicable law, such products and services may disproportionately benefit other client/Alger Affiliates accounts relative to the Funds based on the amount of brokerage commissions paid by the Funds and such other client/Alger Affiliates accounts. For example, research or other services that are paid for through one client's commissions may not be used in managing that client's account, and may be used in managing another client's account.

Alger Management has entered into certain commission sharing arrangements that it considers soft dollar arrangements, and that comply with the terms of Section 28(e) of the Securities Exchange Act. A commission sharing arrangement is an arrangement that allows Alger Management to aggregate commissions at a particular broker-dealer and have that broker-dealer pay various other broker-dealers from this pool for the research and research services the firms have provided to Alger Management. These arrangements allow Alger Management to limit the broker-dealers it trades with, while maintaining valuable research relationships.

In certain cases, a research service may serve additional functions that are not related to the making of investment decisions (such as accounting, record keeping or other administrative matters). Where a product obtained with commissions has such a mixed use, Alger Management will make a good faith allocation of the cost of the product according to its use. Alger Management will not use soft dollars to pay for services that provide only administrative or other non-research assistance.

Appendix

Description of certain rating categories assigned by Standard & Poor's, a division of the McGraw-Hill Companies, Inc ("S&P"), Moody's Investors Service, Inc. ("Moody's"), Fitch, Inc. ("Fitch"), Dominion Bond Rating Service Limited ("DBRS") and A. M. Best Company, Inc. ("Best").

Commercial Paper and Short-Term Ratings

The designation A-l by S&P indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus sign (+) designation. Capacity for timely payment on issues with an A-2 designation is strong. However, the relative degree of safety is not as high as for issues designated A-l.

The rating Prime-l (P-l) is the highest commercial paper rating assigned by Moody's. Issuers of P-l paper must have a superior capacity for repayment of short-term promissory obligations and ordinarily will be evidenced by leading market positions in well-established industries, high rates of return of funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well-established access to a range of financial markets and assured sources of alternate liquidity. Issues rated Prime-2 (P-2) have a strong capacity for repayment of short-term promissory obligations. This ordinarily will be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

The rating Fitch-l (Highest Grade) is the highest commercial paper rating assigned by Fitch. Paper rated Fitch-l is regarded as having the strongest degree of assurance for timely payment. The rating Fitch-2 (Very Good Grade) is the second highest commercial paper rating assigned by Fitch which reflects an assurance of timely payment only slightly less in degree than the strongest issues.

Bond and Long-Term Ratings S&P

Bonds rated AA by S&P are judged by S&P to be high-grade obligations and in the majority of instances differ only in small degree from issues rated AAA (S&P's highest rating). Bonds rated AAA are considered by S&P to be the highest grade obligations and possess the ultimate degree of protection as to principal and interest. With AA bonds, as with AAA bonds, prices move with the long-term money market. Bonds rated A by S&P have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

S&P's BBB-rated bonds, or medium-grade category bonds, are borderline between definitely sound obligations and those where the speculative elements begin to predominate. These bonds have adequate asset coverage and normally are protected by satisfactory earnings. Their susceptibility to changing conditions, particularly to depressions, necessitates constant watching. These bonds generally are more responsive to business and trade conditions than to interest rates. This group is the lowest that qualifies for commercial bank investment.

Debt rated BB and B by S&P is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Debt rated BB has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB rating.

Debt rated B by S&P has greater vulnerability to default but presently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions would likely impair capacity or willingness to pay interest and repay principal. The B rating category also is used for debt subordinated to senior debt that is assigned an actual or implied BB or BB rating.

MOODY'S

Bonds rated Aa by Moody's are judged to be of high quality by all standards. Together with bonds rated Aaa (Moody's highest rating) they comprise what are generally known as high-grade bonds. Aa bonds are rated lower than Aaa bonds because margins of protection may not be as large as those of Aaa bonds, or fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than those applicable to Aaa securities. Bonds that are rated A by Moody's possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment in the future.

Moody's Baa-rated bonds are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

Bonds rated Ba by Moody's are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

Bonds rated B by Moody's generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Moody's applies the numerical modifiers 1, 2 and 3 to each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

FITCH

Bonds rated AAA by Fitch are judged by Fitch to be strictly high-grade, broadly marketable, suitable for investment by trustees and fiduciary institutions and liable to but slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is a showing of earnings several times or many times interest requirements, with such stability of applicable earnings that safety is beyond reasonable question whatever changes occur in conditions. Bonds rated AA by Fitch are judged by Fitch to be of safety virtually beyond question and are readily salable, whose merits are not unlike those of the AAA class, but whose margin of safety is less strikingly broad. The issue may be the obligation of a small company, strongly secured but influenced as to rating by the lesser financial power of the enterprise and more local type of market.

Bonds rated A by Fitch are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB-rated bonds are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

Fitch's BB-rated bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

Fitch's B-rated bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

DBRs

Bonds rated AAA by DBRS are considered to be of the highest credit quality, with exceptionally strong protection for the timely repayment of principal and interest. Earnings are considered stable, the structure of the industry in which the entity operates is strong, and the outlook for future profitability is favorable. There are few qualifying factors present which would detract from the performance of the entity, the strength of liquidity and coverage ratios is unquestioned and the entity has established a creditable track record of superior performance. Given the extremely tough definition which DBRS has established for this category, few entities are able to achieve a AAA rating.

Bonds rated AA are of superior credit quality, and protection of interest and principal is considered high. In many cases, they differ from bonds rated AAA only to a small degree. Given the extremely tough definition which DBRS has for the AAA category (which few companies are able to achieve), entities rated AA are also considered to be strong credits which typically exemplify above-average strength in key areas of consideration and are unlikely to be significantly affected by reasonably foreseeable events.

Bonds rated A are of satisfactory credit quality. Protection of interest and principal is still substantial, but the degree of strength is less than with AA rated entities. While a respectable rating, entities in the A category are considered to be more susceptible to adverse economic conditions and have greater cyclical tendencies than higher rated companies.

Bonds rated BBB are considered to be of adequate credit quality. Protection of interest and principal is considered adequate, but the entity is more susceptible to adverse changes in financial and economic conditions, or there may be other adversities present which reduce the strength of the entity and its rated securities.

Bonds rated BB are defined to be speculative, where the degree of protection afforded interest and principal is uncertain, particularly during periods of economic recession. Entities in the BB area typically have limited access to capital markets and additional liquidity support and, in many cases, small size or lack of competitive strength may be additional negative considerations.

Bonds rated "B" are regarded as highly speculative and there is a reasonably high level of uncertainty as to the ability of the entity to pay interest and principal on a continuing basis in the future, especially in periods of economic recession or industry adversity.

A.M. Best

The issuer of long-term debt rated aaa has, in A.M. Best's opinion, an exceptional ability to meet the terms of its obligation. The rating aa is assigned to issues where the issuer has, in A.M. Best's opinion, a very strong ability to meet the terms of its obligation., and issues are rated a where the ability to meet the terms of the obligation is regarded as strong. The issuer of debt rated bbb is considered to have an adequate ability to meet the terms of its obligation but to be more susceptible to changes in economic or other conditions.

The issuer of bb-rated long-term debt has, in A.M. Best's opinion, speculative credit characteristics, generally due to a moderate margin of principal and interest payment protection and vulnerability to economic changes. The issuer of long-term debt rated b is considered to have extremely speculative credit characteristics, generally due to a modest margin of principal and interest payment protection and extreme vulnerability to economic changes.

Investment Manager:

Fred Alger Management, Inc.

360 Park Avenue South

New York, New York 10010

Distributor:

Fred Alger & Company, Incorporated

360 Park Avenue South

New York, New York 10010

Transfer Agent:

DST Asset Manager Solutions, Inc.

Attn: The Alger Funds

P.O. Box 8480

Boston, Massachusetts 02266-8480

Custodian Bank:

Brown Brothers Harriman & Co.

50 Post Office Square

Boston, Massachusetts 02110

Independent Registered Public Accounting Firm:

Deloitte & Touche LLP

30 Rockefeller Plaza

New York, New York 10112

Counsel:

Proskauer Rose LLP

11 Times Square

New York, New York 10036

The Alger Funds

STATEMENT OF
ADDITIONAL
INFORMATION

March 1, 2018

TAFSAI

PART C

OTHER INFORMATION

Item 28.	Exhibits

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

(a)	Articles of Incorporation: Amended and Restated Declaration of Trust dated September 13, 2012 (12)

(a-1)	Amendment to Declaration of Trust (13)

(a-2)	Amendment to Declaration of Trust, dated December 19, 2017 (18)

(b)	By-laws: Amended and Restated By-laws of Registrant (7)

(c)	Instruments Defining Rights of Security Holders: See Exhibits (a-1) and (b)

(d)	Investment Advisory Contracts:

(d-1)	Investment Advisory Agreement for Registrant, dated February 14, 2007 (8)

(d-2)	Amendment to Investment Advisory Agreement including Revised Fee Schedule dated January 1, 2018 - filed herewith

(d-3)	Contract to Support Fee Waiver/Expense Reimbursement - filed herewith

(d-4)	Form of Sub-Advisory Agreement between Fred Alger Management, Inc. and Weatherbie Capital, LLC (15)

(d-5)	Amendment to Investment Advisory Agreement dated December 19, 2017 (16)

(e)	Underwriting Contracts:

(e-1)	Distribution Agreement, dated October 24, 1986 EDGAR 6/2/97 (1)

(e-2)	Amendment to Distribution Agreement. [Form of] (5)

(e-3)	Amendment to Distribution Agreement for Registrant dated August 6, 2007 (9)

(e-4)	Fred Alger & Company, Incorporated Selling Agreement (11)

(f)	Bonus or Profit Sharing Contracts: Not applicable.

(g)	Custodian Agreements: Custodian Agreement between Registrant and Brown Brothers Harriman & Co. dated February 29, 2008 (10)

(h)	Other Material Contracts:

(h-1)	Shareholder Administrative Services Agreement among Alger Shareholder Services, Inc., the Registrant, et. al. dated 2/28/2005 (7)

(h-2)	Amendment No. 3 to Shareholder Administrative Services Agreement, effective Dec. 29, 2010 (11)

(h-3)	Transfer Agency and Service Agreement Between Certain Investment Companies Managed by Fred Alger Management, Inc. (including Registrant) and State Street Bank and Trust Company 11/22/2004 (7)

(h-4)

Transfer Agency and Service Agreement Between Certain Investment Companies Managed by Fred Alger Management, Inc. (including Registrant) and State Street Bank and Trust Company First Amendment March 9, 2006 (11)

(h-5)

Transfer Agency and Service Agreement Between Certain Investment Companies Managed by Fred Alger Management, Inc. (including Registrant) and State Street Bank and Trust Company Second Amendment November 21, 2009 (11)

(h-6)	Fund Administration Agreement for Registrant, dated December 18, 2014 (13)

(h-7)	Amendment to Fund Administration Agreement, dated December 21, 2017 (16)

(h-8)	Accounting Agency Agreement between Registrant and Brown Brothers Harriman & Co. dated February 29, 2008 (10)

(h-9)	Amendment to the Accounting Agency Agreement between Registrant and Brown Brothers Harriman & Co., dated June 1, 2009 (11)

(h-10)	Amendment to the Accounting Agency Agreement between Registrant and Brown Brothers Harriman & Co., dated October 24, 2011 (11)

(i)	Legal Opinion: Opinion of Sullivan & Worcester (16)

(j)	Other Opinions: Consent of Deloitte & Touche LLP- filed herewith

(k)	Omitted Financial Statements: Not applicable.

(l)	Initial Capital Agreements:

(l-1)	Purchase Agreement for Alger Balanced Portfolio EDGAR 6/2/97 (2)

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

(l-2)	Purchase Agreement for Alger MidCap Growth Portfolio EDGAR 6/2/97 (3)

(l-3)	Purchase Agreement for Alger Leveraged AllCap Portfolio EDGAR 6/2/97 (4)

(l-4)	Purchase Agreement for Alger Small Capitalization Portfolio (Form of) EDGAR 6/2/97 (6)

(l-5)	Purchase Agreement for Alger Growth Portfolio (Form of) EDGAR 6/2/97 (6)

(l-6)	Purchase Agreement for Alger 25 Fund 12/28/17 (16)

(m)	Rule 12b-1 Plan:

(m-1)	Class A Distribution Plan, dated September 24, 2008 (11)

(m-2)	Class B Distribution Plan, dated September 24, 2008 (11)

(m-3)	Class C Distribution Plan, dated September 24, 2008 (11)

(m-4)	Class I Distribution Plan, dated September 24, 2008 (11)

(m-5)	Class T Distribution Plan dated February 20, 2017 (14)

(n)	Rule 18f-3 Plan: Rule 18f-3 Multiple Class Plan dated December 12, 2017 (16)

(o)	Reserved.

(p)	Codes of Ethics: Amended and Restated Code of Ethics (11)

(q)

Powers of Attorney: Powers of Attorney executed by Daniel C. Chung, Michael D. Martins, Hilary M. Alger, Stephen E. O’Neil, Charles F. Baird, Jr., Roger P. Cheever, Nathan E. Saint-Amand, M.D. and David Rosenberg (11)

(1)	Incorporated by reference to Post-Effective Amendment No. 4 filed with the SEC on February 28, 1989.

(2)	Incorporated by reference to Post-Effective Amendment No. 8 to the Registration Statement filed with the SEC on April 3, 1992.

(3)	Incorporated by reference to Post-Effective Amendment No. 10 to the Registration Statement filed with the SEC on March 24, 1993.

(4)	Incorporated by reference to Post-Effective Amendment No. 12 to the Registration Statement filed with the SEC on October 29, 1993.

(5)	Incorporated by reference to Post-Effective Amendment No. 24 to the Registration Statement filed with the SEC on June 2, 1997.

(6)	Incorporated by reference to Post-Effective Amendment No. 26 to the Registration Statement filed with the SEC on February 25, 1998.

(7)	Incorporated by reference to Post-Effective Amendment No. 41 to the Registration Statement filed with the SEC on February 18, 2005.

(8)	Incorporated by reference to Post-Effective Amendment No. 47 to the Registration Statement filed with the SEC on February 26, 2007.

(9)	Incorporated by reference to Post-Effective Amendment No. 51 to the Registration Statement filed with the SEC on February 20, 2008.

(10)	Incorporated by reference to Post-Effective Amendment No. 52 to the Registration Statement filed with the SEC on June 20, 2008.

(11)	Incorporated by reference to Post-Effective Amendment No. 71 to the Registration Statement filed with the SEC on February 22, 2012.

(12)	Incorporated by reference to Post-Effective Amendment No. 73 to the Registration Statement filed with the SEC on February 22, 2013.

(13)	Incorporated by reference to Post-Effective Amendment No. 86 to the Registration Statement filed with the SEC on August 7, 2015.

(14)	Incorporated by reference to Post-Effective Amendment No. 93 to the Registration Statement filed with the SEC on December 22, 2016.

(15)	Incorporated by reference to Post-Effective Amendment No. 95 to the Registration Statement filed with the SEC on March 1, 2017.

(16)	Incorporated by reference to Post-Effective Amendment No. 101 to the Registration Statement filed with the SEC on December 28, 2017.

Item 29.	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

None.

Item 30.	INDEMNIFICATION

Under Section 8.4 of Registrant’s Agreement and Declaration of Trust, any past or present Trustee or officer of Registrant (including persons who serve at Registrant’s request as directors, officers or Trustees of another organization in which Registrant has any interest as a shareholder, creditor or otherwise [hereinafter referred to as a “Covered Person”]) is indemnified to the fullest extent permitted by law against liability and all expenses reasonably incurred by him in connection with any action, suit or proceeding to which he may be a party or otherwise involved by reason of his being or having been a Covered Person. This provision does not authorize indemnification when it is determined, in the manner specified in the Agreement and Declaration of Trust, that such Covered Person has not acted in good faith in the reasonable belief that his actions were in or not opposed to the best interests of Registrant. Moreover, this provision does not authorize indemnification when it is determined, in the manner specified in the Agreement and Declaration of Trust, that such Covered Person would otherwise be liable to Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties. Expenses may be paid by Registrant in advance of the final disposition of any action, suit or proceeding upon receipt of an undertaking by such Covered Person to repay such expenses to Registrant in the event that it is ultimately determined that indemnification of such expenses is not authorized under the Agreement and Declaration of Trust and either (i) the Covered Person provides security for such undertaking, (ii) Registrant is insured against losses from such advances, or (iii) the disinterested Trustees or independent legal counsel determines, in the manner specified in the Agreement and Declaration of Trust, that there is reason to believe the Covered Person will be found to be entitled to indemnification.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Securities Act”) may be permitted to Trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission (the “SEC”) such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 31.	BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

Fred Alger Management, Inc. (“Alger Management”), which serves as investment manager to the Registrant, is generally engaged in rendering investment advisory services to institutions and, to a lesser extent, individuals. Alger Management presently serves as investment adviser to four other open-end investment companies.

Set forth below is the name and principal business address of each company, excluding Alger Management advised funds, for which a director or officer of Alger Management serves as a director, officer or employee:

Alger Associates, Inc.

Alger SICAV

Analysts Resources, Inc.

Fred Alger & Company, Incorporated

360 Park Avenue South

New York, New York 10010

Alger Management, Ltd.

78 Brook Street

London

W1K 5EF

United Kingdom

Listed below are the officers of Alger Management.

NAME AND POSITION WITH ALGER MANAGEMENT	OTHER SUBSTANTIAL BUSINESS, PROFESSION OR VOCATION

Daniel C. Chung Chairman, Chief Executive Officer, Chief Investment Officer, President and Director	President and Chief Executive Officer of Alger Associates, Inc.; Chairman of the Board of Directors of Fred Alger & Company, Incorporated; President and Director of Analysts Resources, Inc.

Robert Kincel Chief Financial Officer, Senior Vice President, Director and Treasurer	Chief Financial Officer and Treasurer of Alger Associates, Inc.; Chief Financial Officer and Director of Fred Alger & Company, Incorporated; Chief Financial Officer of Analysts Resources, Inc.

Hal Liebes Executive Vice President, Chief Operating Officer, Director and Secretary

Chief Operating Officer and Secretary of Alger Associates, Inc.; Executive Vice President and Director of Fred Alger & Company, Incorporated; Director, Chief Operating Officer and Secretary of Analysts Resources, Inc.

Tina Payne Senior Vice President, General Counsel, Chief Compliance Officer	Senior Vice President and General Counsel of Fred Alger & Company, Incorporated

For more information as to the business, profession, vocation or employment of a substantial nature of additional officers of Alger Management, reference is made to Alger Management’s current Form ADV (SEC File No. 801-06709) filed under the Investment Advisers Act of 1940, incorporated herein by reference.

Item 32.	PRINCIPAL UNDERWRITER

(a)	Fred Alger & Company, Incorporated (“Alger Inc.”) acts as principal underwriter for Registrant, The Alger Portfolios, The Alger Funds II, The Alger Institutional Funds, and Alger Global Growth Fund.

(b)

The information required by this Item 32 with respect to each director, officer or partner of Fred Alger & Company, Incorporated is incorporated by reference to Schedule A of Form BD filed by Alger Inc. pursuant to the Securities Exchange Act of 1934 (SEC File No. 8-6423).

(c)	Not applicable.

Item 33.	LOCATION OF ACCOUNTS AND RECORDS

All accounts and records of Registrant are maintained by Mr. Robert Kincel, Fred Alger & Company, Incorporated, Harborside 1, 150 Hudson Street, Suite 6, Jersey City, NJ 07311.

Item 34.	MANAGEMENT SERVICES

Not applicable.

Item 35.	UNDERTAKINGS

Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Amendment to the Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the registration statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of  New York and State of New York on the 23rd day of February, 2018.

THE ALGER FUNDS

By: /s/ Hal Liebes
Hal Liebes,
President

ATTEST: /s/	Tina Payne
Tina Payne, Secretary

Pursuant to the requirements of the Securities Act of 1933, this Amendment has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Hal Liebes	President	February 23, 2018
Hal Liebes	(Principal Executive Officer)

/s/ Michael D. Martins	Treasurer	February 23, 2018
Michael D. Martins	(Chief Financial Officer)

*	Trustee	February 23, 2018
Charles F. Baird, Jr.

*	Trustee	February 23, 2018
Roger P. Cheever

*	Trustee	February 23, 2018
Hilary M. Alger

*	Trustee	February 23, 2018
Nathan E. Saint-Amand

*	Trustee	February 23, 2018
Stephen E. O’Neil

*	Trustee	February 23, 2018
David Rosenberg

*By: /s/ Hal Liebes
Hal Liebes
Attorney-In-Fact

Exhibit Index

Exhibit No.	Description of Exhibit
(d-2)	Amendment to Investment Advisory Agreement including Revised Fee Schedule dated January 1, 2018

(d-3)	Contract to Support Fee Waiver/Expense Reimbursement

(j)	Consent of Deloitte & Touche LLP